UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-2676

Fidelity School Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2016

Item 1.

Reports to Stockholders

Fidelity Advisor® Multi-Asset Income Fund Class A, Class T, Class C and Class I Semi-Annual Report June 30, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Holdings as of June 30, 2016

(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	9.5	2.8
Wells Fargo & Co.	4.9	1.2
Twitter, Inc.	3.3	0.0
Argentine Republic	3.3	1.6
AT&T, Inc.	2.8	2.4
	23.8

Top Five Market Sectors as of June 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	17.1	16.3
Information Technology	13.9	10.6
Consumer Discretionary	13.5	15.8
Health Care	9.2	10.0
Industrials	7.4	12.5

Quality Diversification (% of fund's net assets)

As of June 30, 2016
U.S. Government and U.S. Government Agency Obligations	9.5%
AAA,AA,A	2.3%
BBB	6.4%
BB	14.8%
B	21.8%
CCC,CC,C	4.8%
Not Rated	1.4%
Equities	37.2%
Short-Term Investments and Net Other Assets	1.8%

As of December 31, 2015
U.S. Government and U.S. Government Agency Obligations	2.8%
AAA,AA,A	3.0%
BBB	4.8%
BB	14.7%
B	18.7%
CCC,CC,C	7.6%
Not Rated	1.6%
Equities	44.5%
Short-Term Investments and Net Other Assets	2.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of June 30, 2016*
Preferred Securities	5.0%
Corporate Bonds	40.3%
U.S. Government and U.S. Government Agency Obligations	9.5%
Foreign Government & Government Agency Obligations	3.3%
Bank Loan Obligations	2.9%
Stocks	37.2%
Short-Term Investments and Net Other Assets (Liabilities)	1.8%

 * Foreign investments 17.1%

As of December 31, 2015*
Preferred Securities	4.7%
Corporate Bonds	42.5%
U.S. Government and U.S. Government Agency Obligations	2.8%
Municipal Securities	0.1%
Foreign Government & Government Agency Obligations	1.6%
Bank Loan Obligations	1.5%
Stocks	44.5%
Short-Term Investments and Net Other Assets (Liabilities)	2.3%

 * Foreign investments 10.8%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments June 30, 2016

Showing Percentage of Net Assets

Corporate Bonds - 40.3%
	Principal Amount	Value
Convertible Bonds - 3.5%
CONSUMER DISCRETIONARY - 1.2%
Media - 1.2%
Liberty Media Corp. 3.5% 1/15/31	$900,000	$465,732
INFORMATION TECHNOLOGY - 2.3%
Internet Software & Services - 1.7%
Twitter, Inc. 1% 9/15/21	772,000	687,080
Technology Hardware, Storage & Peripherals - 0.6%
BlackBerry Ltd. 6% 11/13/20 (Reg. S)	230,000	236,181
TOTAL INFORMATION TECHNOLOGY		923,261

TOTAL CONVERTIBLE BONDS		1,388,993

Nonconvertible Bonds - 36.8%
CONSUMER DISCRETIONARY - 7.4%
Hotels, Restaurants & Leisure - 1.6%
Landry's Holdings II, Inc. 10.25% 1/1/18 (a)	635,000	641,350
Household Durables - 1.4%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 5.125% 7/15/23 (a)	540,000	546,750
Media - 3.3%
21st Century Fox America, Inc. 7.75% 12/1/45	10,000	14,616
Altice SA 7.75% 5/15/22 (a)	460,000	464,600
Anna Merger Sub, Inc. 7.75% 10/1/22 (a)	130,000	114,075
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 4.908% 7/23/25 (a)	5,000	5,449
MHGE Parent LLC/MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (a)(b)	665,000	671,650
Time Warner Cable, Inc. 6.55% 5/1/37	5,000	5,834
		1,276,224
Multiline Retail - 1.1%
JC Penney Corp., Inc.:
5.875% 7/1/23 (a)	200,000	201,250
8.125% 10/1/19	220,000	227,632
		428,882
TOTAL CONSUMER DISCRETIONARY		2,893,206
CONSUMER STAPLES - 4.6%
Beverages - 0.1%
Constellation Brands, Inc. 4.25% 5/1/23	30,000	31,200
Food & Staples Retailing - 2.2%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC 6.625% 6/15/24 (a)	260,000	268,450
Tops Holding LLC/Tops Markets II Corp. 8% 6/15/22 (a)	680,000	598,400
		866,850
Food Products - 0.7%
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 5.75% 6/15/25 (a)	285,000	267,900
Tobacco - 1.6%
Vector Group Ltd.:
7.75% 2/15/21	365,000	380,056
7.75% 2/15/21 (a)	230,000	239,488
		619,544
TOTAL CONSUMER STAPLES		1,785,494
ENERGY - 3.9%
Energy Equipment & Services - 0.7%
DCP Midstream LLC 5.35% 3/15/20 (a)	25,000	24,500
Weatherford International Ltd. 4.5% 4/15/22	290,000	248,675
		273,175
Oil, Gas & Consumable Fuels - 3.2%
Chesapeake Energy Corp. 6.125% 2/15/21	30,000	20,250
Petrobras International Finance Co. Ltd. 5.75% 1/20/20	15,000	14,492
Petroleos Mexicanos:
3.5% 7/23/20	10,000	9,991
5.5% 6/27/44	15,000	13,553
5.625% 1/23/46	595,000	542,343
Southwestern Energy Co. 4.1% 3/15/22	705,000	629,213
The Williams Companies, Inc. 5.75% 6/24/44	20,000	17,050
		1,246,892
TOTAL ENERGY		1,520,067
FINANCIALS - 6.8%
Banks - 3.2%
Corestates Capital III 1.1961% 2/15/27 (a)(b)	365,000	307,513
JPMorgan Chase Capital XIII 1.5811% 9/30/34 (b)	520,000	414,700
Royal Bank of Scotland Group PLC 6% 12/19/23	30,000	30,496
SunTrust Capital III 1.3025% 3/15/28 (b)	617,000	493,257
		1,245,966
Capital Markets - 0.2%
Goldman Sachs Group, Inc. 5.15% 5/22/45	30,000	31,262
Lazard Group LLC 4.25% 11/14/20	10,000	10,645
Morgan Stanley 5% 11/24/25	30,000	32,836
		74,743
Diversified Financial Services - 1.5%
ILFC E-Capital Trust I 3.98% 12/21/65 (a)(b)	760,000	596,600
Real Estate Investment Trusts - 0.1%
Equity One, Inc. 3.75% 11/15/22	30,000	30,506
Omega Healthcare Investors, Inc. 4.5% 4/1/27	17,000	16,941
		47,447
Real Estate Management & Development - 0.1%
Liberty Property LP 4.75% 10/1/20	20,000	21,837
Thrifts & Mortgage Finance - 1.7%
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (a)	645,000	683,700
TOTAL FINANCIALS		2,670,293
HEALTH CARE - 2.1%
Biotechnology - 0.6%
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (a)	255,000	228,225
Health Care Providers & Services - 0.0%
HCA Holdings, Inc. 6.5% 2/15/20	10,000	11,063
Pharmaceuticals - 1.5%
Valeant Pharmaceuticals International, Inc. 6.125% 4/15/25 (a)	755,000	605,888
TOTAL HEALTH CARE		845,176
INDUSTRIALS - 4.1%
Airlines - 1.3%
Air Canada 7.75% 4/15/21 (a)	495,000	513,563
Commercial Services & Supplies - 2.8%
ADT Corp. 6.25% 10/15/21	580,000	616,250
APX Group, Inc. 6.375% 12/1/19	465,000	460,350
		1,076,600
TOTAL INDUSTRIALS		1,590,163
INFORMATION TECHNOLOGY - 3.9%
Electronic Equipment & Components - 1.9%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 7.125% 6/15/24 (a)	715,000	746,761
Semiconductors & Semiconductor Equipment - 1.5%
Micron Technology, Inc. 5.5% 2/1/25	670,000	569,500
Software - 0.5%
Blue Coat Systems, Inc. 8.375% 6/1/23 (a)	190,000	214,700
TOTAL INFORMATION TECHNOLOGY		1,530,961
TELECOMMUNICATION SERVICES - 1.9%
Wireless Telecommunication Services - 1.9%
Neptune Finco Corp. 10.125% 1/15/23 (a)	280,000	313,600
Sprint Communications, Inc. 7% 3/1/20 (a)	25,000	26,175
T-Mobile U.S.A., Inc. 6.5% 1/15/24	375,000	394,688
		734,463
UTILITIES - 2.1%
Electric Utilities - 0.1%
FirstEnergy Corp. 7.375% 11/15/31	30,000	37,260
Independent Power and Renewable Electricity Producers - 2.0%
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	30,000	28,800
Dynegy, Inc.:
7.375% 11/1/22	465,000	448,725
7.625% 11/1/24	310,000	297,600
		775,125
TOTAL UTILITIES		812,385

TOTAL NONCONVERTIBLE BONDS		14,382,208

TOTAL CORPORATE BONDS
(Cost $15,530,299)		15,771,201

U.S. Government and Government Agency Obligations - 9.5%
U.S. Treasury Inflation-Protected Obligations - 0.3%
U.S. Treasury Inflation-Indexed Bonds 0.75% 2/15/45	20,321	20,468
U.S. Treasury Inflation-Indexed Notes:
0.375% 7/15/25	$30,268	$31,194
0.625% 1/15/26	60,416	63,671

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		115,333

U.S. Treasury Obligations - 9.2%
U.S. Treasury Bonds:
2.5% 2/15/46	424,000	441,904
3% 11/15/45	53,000	60,993
U.S. Treasury Notes:
0.875% 11/30/17	370,000	371,561
1.125% 1/15/19	45,000	45,512
1.625% 5/31/23	1,142,000	1,168,007
1.625% 2/15/26	1,223,000	1,237,517
1.75% 12/31/20	254,000	262,781

TOTAL U.S. TREASURY OBLIGATIONS		3,588,275

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $3,628,411)		3,703,608

Municipal Securities - 0.0%
Illinois Gen. Oblig. Series 2003, 5.1% 6/1/33
(Cost $13,907)	15,000	14,416

Foreign Government and Government Agency Obligations - 3.3%
Argentine Republic:	$	$
6.25% 4/22/19 (a)	500,000	521,250
6.875% 4/22/21	200,000	213,300
7% 4/17/17	540,000	553,935
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,270,368)		1,288,485
	Shares	Value

Common Stocks - 25.0%
CONSUMER DISCRETIONARY - 2.8%
Automobiles - 0.1%
General Motors Co.	1,608	45,506
Media - 0.8%
Time Warner, Inc.	4,350	319,899
Multiline Retail - 1.8%
Target Corp.	10,136	707,696
Specialty Retail - 0.1%
Stage Stores, Inc.	4,820	23,522

TOTAL CONSUMER DISCRETIONARY		1,096,623

CONSUMER STAPLES - 2.4%
Beverages - 1.2%
Cott Corp.	33,750	471,787
Food & Staples Retailing - 0.1%
CVS Health Corp.	495	47,391
Food Products - 0.9%
B&G Foods, Inc. Class A	7,540	363,428
Household Products - 0.2%
Procter & Gamble Co.	637	53,935

TOTAL CONSUMER STAPLES		936,541

ENERGY - 2.4%
Energy Equipment & Services - 0.1%
Ensco PLC Class A	3,458	33,577
Oil, Gas & Consumable Fuels - 2.3%
ConocoPhillips Co.	1,064	46,390
Scorpio Tankers, Inc.	80,100	336,420
Suncor Energy, Inc.	1,863	51,682
The Williams Companies, Inc.	21,317	461,087
		895,579

TOTAL ENERGY		929,156

FINANCIALS - 3.1%
Banks - 2.6%
First Niagara Financial Group, Inc.	4,943	48,145
Regions Financial Corp.	34,897	296,973
Wells Fargo & Co.	14,117	668,158
		1,013,276
Capital Markets - 0.2%
Ares Capital Corp.	3,380	47,996
State Street Corp.	823	44,376
		92,372
Insurance - 0.2%
Chubb Ltd.	436	56,990
Real Estate Investment Trusts - 0.1%
Sabra Health Care REIT, Inc.	2,000	41,270

TOTAL FINANCIALS		1,203,908

HEALTH CARE - 2.5%
Biotechnology - 0.6%
AbbVie, Inc.	4,175	258,474
Pharmaceuticals - 1.9%
GlaxoSmithKline PLC	2,460	52,829
GlaxoSmithKline PLC sponsored ADR	14,500	628,430
Johnson & Johnson	471	57,132
		738,391

TOTAL HEALTH CARE		996,865

INDUSTRIALS - 0.9%
Air Freight & Logistics - 0.1%
United Parcel Service, Inc. Class B	473	50,952
Machinery - 0.8%
Caterpillar, Inc.	4,000	303,240

TOTAL INDUSTRIALS		354,192

INFORMATION TECHNOLOGY - 7.7%
Communications Equipment - 0.8%
Cisco Systems, Inc.	1,860	53,363
InterDigital, Inc.	4,995	278,122
		331,485
Internet Software & Services - 2.5%
Twitter, Inc. (c)	38,000	642,580
Yahoo!, Inc. (c)	9,292	349,008
		991,588
IT Services - 0.3%
First Data Corp. Class A (c)	4,447	49,228
Paychex, Inc.	981	58,370
		107,598
Semiconductors & Semiconductor Equipment - 1.8%
Qualcomm, Inc.	12,843	688,000
Technology Hardware, Storage & Peripherals - 2.3%
Apple, Inc.	9,235	882,866

TOTAL INFORMATION TECHNOLOGY		3,001,537

TELECOMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 2.9%
AT&T, Inc.	25,425	1,098,614
Verizon Communications, Inc.	1,019	56,901
		1,155,515
UTILITIES - 0.3%
Electric Utilities - 0.3%
Exelon Corp.	1,466	53,304
Southern Co.	1,014	54,381
		107,685
TOTAL COMMON STOCKS
(Cost $9,493,169)		9,782,022

Preferred Stocks - 12.2%
Convertible Preferred Stocks - 11.5%
ENERGY - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Southwestern Energy Co. Series B 6.25%	11,550	347,655
FINANCIALS - 3.0%
Banks - 2.1%
Wells Fargo & Co. 7.50%	630	818,496
Real Estate Investment Trusts - 0.9%
Weyerhaeuser Co. Series A, 6.375%	7,000	352,590
TOTAL FINANCIALS		1,171,086
HEALTH CARE - 3.8%
Health Care Equipment & Supplies - 0.9%
Alere, Inc. 3.00%	1,100	366,575
Pharmaceuticals - 2.9%
Allergan PLC 5.50%	770	641,887
Teva Pharmaceutical Industries Ltd. 7%	590	492,225
		1,134,112
TOTAL HEALTH CARE		1,500,687
INDUSTRIALS - 0.9%
Commercial Services & Supplies - 0.9%
Stericycle, Inc. 2.25%	4,050	336,879
MATERIALS - 0.8%
Metals & Mining - 0.8%
Alcoa, Inc. Series 1, 5.375%	9,400	308,978
UTILITIES - 2.1%
Independent Power and Renewable Electricity Producers - 0.8%
Dynegy, Inc. 5.375%	5,300	328,335
Multi-Utilities - 1.3%
CenterPoint Energy, Inc. 2.00% ZENS	9,800	511,438
TOTAL UTILITIES		839,773

TOTAL CONVERTIBLE PREFERRED STOCKS		4,505,058

Nonconvertible Preferred Stocks - 0.7%
FINANCIALS - 0.7%
Capital Markets - 0.7%
GMAC Capital Trust I Series 2, 8.125%	10,853	269,371
TOTAL PREFERRED STOCKS
(Cost $4,621,771)		4,774,429
	Principal Amount	Value

Bank Loan Obligations - 2.9%
CONSUMER DISCRETIONARY - 2.1%
Diversified Consumer Services - 1.9%
Coinmach Service Corp. Tranche B, term loan 4.25% 11/14/19 (b)	293,586	287,591
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (b)	468,127	452,716
		740,307
Multiline Retail - 0.2%
JC Penney Corp., Inc. Tranche B, term loan 5.25% 6/23/23 (b)	80,000	79,350

TOTAL CONSUMER DISCRETIONARY		819,657

HEALTH CARE - 0.8%
Pharmaceuticals - 0.8%
Valeant Pharmaceuticals International, Inc. Tranche B, term loan 5% 4/1/22 (b)	329,538	320,383
TOTAL BANK LOAN OBLIGATIONS
(Cost $1,081,772)		1,140,040

Preferred Securities - 5.0%
FINANCIALS - 3.5%
Banks - 2.8%
JPMorgan Chase & Co.:
6.75% (b)(d)	250,000	282,313
7.9% (b)(d)	370,000	382,352
Wells Fargo & Co. 7.98% (b)(d)	410,000	438,565
		1,103,230
Capital Markets - 0.7%
Goldman Sachs Capital II 4% (b)(d)	334,000	251,253

TOTAL FINANCIALS		1,354,483

INDUSTRIALS - 1.5%
Industrial Conglomerates - 1.5%
General Electric Co. 5% (b)(d)	555,000	590,068
TOTAL PREFERRED SECURITIES
(Cost $1,837,834)		1,944,551
	Shares	Value

Money Market Funds - 1.6%
Fidelity Cash Central Fund, 0.43% (e)
(Cost $610,783)	610,783	610,783
TOTAL INVESTMENT PORTFOLIO - 99.8%
(Cost $38,088,314)		39,029,535
NET OTHER ASSETS (LIABILITIES) - 0.2%		82,372
NET ASSETS - 100%		$39,111,907

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,801,837 or 22.5% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Non-income producing

 (d) Security is perpetual in nature with no stated maturity date.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,832
Fidelity Securities Lending Cash Central Fund	25
Total	$1,857

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,096,623	$1,096,623	$--	$--
Consumer Staples	936,541	936,541	--	--
Energy	1,276,811	1,276,811	--	--
Financials	2,644,365	2,644,365	--	--
Health Care	2,497,552	1,585,923	911,629	--
Industrials	691,071	691,071	--	--
Information Technology	3,001,537	3,001,537	--	--
Materials	308,978	308,978	--	--
Telecommunication Services	1,155,515	1,155,515	--	--
Utilities	947,458	436,020	511,438	--
Corporate Bonds	15,771,201	--	15,771,201	--
U.S. Government and Government Agency Obligations	3,703,608	--	3,703,608	--
Municipal Securities	14,416	--	14,416	--
Foreign Government and Government Agency Obligations	1,288,485	--	1,288,485	--
Bank Loan Obligations	1,140,040	--	1,140,040	--
Preferred Securities	1,944,551	--	1,944,551	--
Money Market Funds	610,783	610,783	--	--
Total Investments in Securities:	$39,029,535	$13,744,167	$25,285,368	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	82.9%
Canada	4.7%
Argentina	3.3%
United Kingdom	1.9%
Ireland	1.6%
Mexico	1.4%
Israel	1.3%
Luxembourg	1.2%
Others (Individually Less Than 1%)	1.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2016
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $37,477,531)	$38,418,752
Fidelity Central Funds (cost $610,783)	610,783
Total Investments (cost $38,088,314)		$39,029,535
Cash		102,207
Foreign currency held at value (cost $1,684)		1,684
Receivable for investments sold		421,478
Receivable for fund shares sold		110,555
Dividends receivable		40,169
Interest receivable		289,518
Prepaid expenses		11,742
Receivable from investment adviser for expense reductions		19,107
Other receivables		493
Total assets		40,026,488
Liabilities
Payable for investments purchased	$797,484
Payable for fund shares redeemed	9,411
Distributions payable	4,491
Accrued management fee	17,865
Distribution and service plan fees payable	8,196
Other affiliated payables	5,475
Audit fees payable	61,016
Other payables and accrued expenses	10,643
Total liabilities		914,581
Net Assets		$39,111,907
Net Assets consist of:
Paid in capital		$38,597,563
Distributions in excess of net investment income		(27,754)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(399,057)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		941,155
Net Assets		$39,111,907
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($8,248,374 ÷ 811,268 shares)		$10.17
Maximum offering price per share (100/96.00 of $10.17)		$10.59
Class T:
Net Asset Value and redemption price per share ($6,688,034 ÷ 657,774 shares)		$10.17
Maximum offering price per share (100/96.00 of $10.17)		$10.59
Class C:
Net Asset Value and offering price per share ($6,342,232 ÷ 623,866 shares)(a)		$10.17
Class I:
Net Asset Value, offering price and redemption price per share ($17,833,267 ÷ 1,753,775 shares)		$10.17

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2016
Investment Income
Dividends		$408,116
Special dividends		122,995
Interest		677,513
Income from Fidelity Central Funds		1,857
Total income		1,210,481
Expenses
Management fee	$104,665
Transfer agent fees	26,505
Distribution and service plan fees	45,286
Accounting and security lending fees	9,183
Custodian fees and expenses	21,350
Independent trustees' fees and expenses	83
Registration fees	56,527
Audit	78,098
Legal	14
Miscellaneous	277
Total expenses before reductions	341,988
Expense reductions	(140,540)	201,448
Net investment income (loss)		1,009,033
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(110,820)
Foreign currency transactions	(428)
Total net realized gain (loss)		(111,248)
Change in net unrealized appreciation (depreciation) on: Investment securities	937,211
Assets and liabilities in foreign currencies	(40)
Total change in net unrealized appreciation (depreciation)		937,171
Net gain (loss)		825,923
Net increase (decrease) in net assets resulting from operations		$1,834,956

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2016	For the period September 9, 2015 (commencement of operations) to December 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,009,033	$291,133
Net realized gain (loss)	(111,248)	(197,550)
Change in net unrealized appreciation (depreciation)	937,171	3,984
Net increase (decrease) in net assets resulting from operations	1,834,956	97,567
Distributions to shareholders from net investment income	(1,004,129)	(293,866)
Distributions to shareholders from net realized gain	–	(120,184)
Total distributions	(1,004,129)	(414,050)
Share transactions - net increase (decrease)	(662,257)	39,259,820
Total increase (decrease) in net assets	168,570	38,943,337
Net Assets
Beginning of period	38,943,337	–
End of period	$39,111,907	$38,943,337
Other Information
Distributions in excess of net investment income end of period	$(27,754)	$(32,658)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Multi-Asset Income Fund Class A

	Six months ended June 30,	Years ended December 31,
	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$9.91	$10.00
Income from Investment Operations
Net investment income (loss)B	.265C	.097
Net realized and unrealized gain (loss)	.261	(.060)
Total from investment operations	.526	.037
Distributions from net investment income	(.266)	(.096)
Distributions from net realized gain	–	(.031)
Total distributions	(.266)	(.127)
Net asset value, end of period	$10.17	$9.91
Total ReturnD,E,F	5.40%	.36%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.85%I	2.10%I
Expenses net of fee waivers, if any	1.10%I	1.10%I
Expenses net of all reductions	1.09%I	1.10%I
Net investment income (loss)	5.44%C,I	3.10%I
Supplemental Data
Net assets, end of period (000 omitted)	$8,248	$6,284
Portfolio turnover rateJ	124%I	71%K

 A For the period September 9, 2015 (commencement of operations) to December 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.032 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 4.78%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Multi-Asset Income Fund Class T

	Six months ended June 30,	Years ended December 31,
	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$9.91	$10.00
Income from Investment Operations
Net investment income (loss)B	.266C	.097
Net realized and unrealized gain (loss)	.260	(.060)
Total from investment operations	.526	.037
Distributions from net investment income	(.266)	(.096)
Distributions from net realized gain	–	(.031)
Total distributions	(.266)	(.127)
Net asset value, end of period	$10.17	$9.91
Total ReturnD,E,F	5.40%	.36%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.86%I	2.11%I
Expenses net of fee waivers, if any	1.10%I	1.10%I
Expenses net of all reductions	1.09%I	1.10%I
Net investment income (loss)	5.44%C,I	3.10%I
Supplemental Data
Net assets, end of period (000 omitted)	$6,688	$5,578
Portfolio turnover rateJ	124%I	71%K

 A For the period September 9, 2015 (commencement of operations) to December 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.032 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 4.78%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Multi-Asset Income Fund Class C

	Six months ended June 30,	Years ended December 31,
June 30,	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$9.91	$10.00
Income from Investment Operations
Net investment income (loss)B	.229C	.074
Net realized and unrealized gain (loss)	.261	(.059)
Total from investment operations	.490	.015
Distributions from net investment income	(.230)	(.074)
Distributions from net realized gain	–	(.031)
Total distributions	(.230)	(.105)
Net asset value, end of period	$10.17	$9.91
Total ReturnD,E,F	5.01%	.14%
Ratios to Average Net AssetsG,H
Expenses before reductions	2.62%I	2.86%I
Expenses net of fee waivers, if any	1.85%I	1.85%I
Expenses net of all reductions	1.85%I	1.85%I
Net investment income (loss)	4.69%C,I	2.35%I
Supplemental Data
Net assets, end of period (000 omitted)	$6,342	$5,468
Portfolio turnover rateJ	124%I	71%K

 A For the period September 9, 2015 (commencement of operations) to December 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.032 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 4.02%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Multi-Asset Income Fund Class I

	Six months ended June 30,	Years ended December 31,
	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$9.92	$10.00
Income from Investment Operations
Net investment income (loss)B	.279C	.104
Net realized and unrealized gain (loss)	.249	(.050)
Total from investment operations	.528	.054
Distributions from net investment income	(.278)	(.103)
Distributions from net realized gain	–	(.031)
Total distributions	(.278)	(.134)
Net asset value, end of period	$10.17	$9.92
Total ReturnD,E	5.42%	.54%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.59%H	1.80%H
Expenses net of fee waivers, if any	.85%H	.85%H
Expenses net of all reductions	.84%H	.85%H
Net investment income (loss)	5.69%C,H	3.35%H
Supplemental Data
Net assets, end of period (000 omitted)	$17,833	$21,614
Portfolio turnover rateI	124%H	71%J

 A For the period September 9, 2015 (commencement of operations) to December 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.033 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 5.02%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended June 30, 2016

1. Organization.

Fidelity Advisor Multi-Asset Income Fund (the Fund) is a fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2016, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, equity-debt classifications, contingent interest and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$1,732,587
Gross unrealized depreciation	(1,081,415)
Net unrealized appreciation (depreciation) on securities	$651,172
Tax cost	$38,378,363

The Fund elected to defer to its next fiscal year $80,529 of capital losses recognized during the period November 1, 2015 to December 31, 2015.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $39,411,439 and $42,396,730, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$8,967	$8,967
Class T	-%	.25%	7,582	7,582
Class C	.75%	.25%	28,737	28,737
			$45,286	$45,286

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$1,028
Class T	692
Class C(a)	127
$1,847

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$5,049.14
Class T	4,658.15
Class C	4,519.16
Class I	12,279.14
	$26,505

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $239 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $10 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $25. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through February 28, 2017. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.10%	$26,835
Class T	1.10%	23,070
Class C	1.85%	22,001
Class I	.85%	67,517
		$139,423

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $1,045 for the period.

In addition, during the period the investments adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $72.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2016	Year ended December 31, 2015(a)
From net investment income
Class A	$194,648	$53,261
Class T	165,442	50,009
Class C	134,850	39,022
Class I	509,189	151,574
Total	$1,004,129	$293,866
From net realized gain
Class A	$–	$19,365
Class T	–	17,318
Class C	–	16,953
Class I	–	66,548
Total	$–	$120,184

 (a) For the period September 9, 2015 (commencement of operations) to December 31, 2015.

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2016	Year ended December 31, 2015(a)	Six months ended June 30, 2016	Year ended December 31, 2015(a)
Class A
Shares sold	217,298	627,188	$2,133,038	$6,279,717
Reinvestment of distributions	18,432	7,121	183,669	71,398
Shares redeemed	(58,251)	(520)	(582,330)	(5,210)
Net increase (decrease)	177,479	633,789	$1,734,377	$6,345,905
Class T
Shares sold	79,351	555,866	$772,353	$5,559,376
Reinvestment of distributions	16,498	6,714	164,370	67,327
Shares redeemed	(655)	–	(6,170)	–
Net increase (decrease)	95,194	562,580	$930,553	$5,626,703
Class C
Shares sold	61,582	546,117	$605,333	$5,463,663
Reinvestment of distributions	13,458	5,558	134,079	55,716
Shares redeemed	(2,828)	(21)	(28,465)	(208)
Net increase (decrease)	72,212	551,654	$710,947	$5,519,171
Class I
Shares sold	296,244	2,171,596	$2,871,148	$21,682,977
Reinvestment of distributions	48,044	19,977	477,738	200,199
Shares redeemed	(770,398)	(11,688)	(7,387,020)	(115,135)
Net increase (decrease)	(426,110)	2,179,885	$(4,038,134)	$21,768,041

 (a) For the period September 9, 2015 (commencement of operations) to December 31, 2015.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 54% of the total outstanding shares of the Fund.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity School Street Trust and Shareholders of Fidelity Advisor Multi-Asset Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Multi-Asset Income Fund (a fund of Fidelity School Street Trust) at June 30, 2016, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Advisor Multi-Asset Income Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
August 22, 2016

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period-B January 1, 2016 to June 30, 2016
Class A	1.10%
Actual		$1,000.00	$1,054.00	$5.62
Hypothetical-C		$1,000.00	$1,019.39	$5.52
Class T	1.10%
Actual		$1,000.00	$1,054.00	$5.62
Hypothetical-C		$1,000.00	$1,019.39	$5.52
Class C	1.85%
Actual		$1,000.00	$1,050.10	$9.43
Hypothetical-C		$1,000.00	$1,015.66	$9.27
Class I	.85%
Actual		$1,000.00	$1,054.20	$4.34
Hypothetical-C		$1,000.00	$1,020.64	$4.27

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

AMAI-SANN-0816
1.9865889.100

Fidelity Advisor® Global Bond Fund Class A, Class T, Class C and Class I Semi-Annual Report June 30, 2016 Class A, Class T, Class C and Class I are classes of Fidelity® Global Bond Fund

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Currency Exposure (% of fund's net assets)

	As of June 30, 2016	As of December 31, 2015
US Dollar	43.6%	44.4%
European Monetary Unit	26.5%	25.8%
Japanese Yen	9.5%	9.6%
British Pound	5.1%	5.1%
Canadian Dollar	2.8%	2.7%
Other	12.5%	12.4%

Percentages are based on exposure to currencies and include the effect of foreign currency contracts, futures contracts, options and swaps, as applicable.

Geographic Diversification (% of fund's net assets)

As of June 30, 2016
United States of America	32.4%
United Kingdom	14.3%
Italy	6.3%
Ireland	5.8%
Japan	5.5%
Netherlands	5.3%
Germany	4.6%
France	4.2%
Mexico	2.8%
Other	18.8%

As of December 31, 2015
United States of America	29.4%
United Kingdom	11.6%
Italy	5.3%
Ireland	6.0%
Japan	6.2%
Netherlands	4.8%
Germany	5.0%
France	8.3%
Mexico	1.5%
Other	21.9%

Percentages are based on country or territory of incorporation and include the effect of futures contracts, options and swaps, as applicable. Foreign currency contracts and other assets and liabilities are included within United States of America, as applicable.

Quality Diversification (% of fund's net assets)

As of June 30, 2016
U.S. Government and U.S. Government Agency Obligations	10.8%
AAA	6.5%
AA	6.9%
A	10.6%
BBB	31.3%
BB and Below	20.0%
Not Rated	5.1%
Short-Term Investments and Net Other Assets	8.8%

As of December 31, 2015
U.S. Government and U.S. Government Agency Obligations	9.2%
AAA	5.5%
AA	6.9%
A	9.8%
BBB	34.3%
BB and Below	24.2%
Not Rated	6.6%
Short-Term Investments and Net Other Assets	3.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of June 30, 2016*,**
Corporate Bonds	37.8%
U.S. Government and U.S. Government Agency Obligations	10.8%
Asset-Backed Securities	0.2%
CMOs and Other Mortgage Related Securities	4.3%
Municipal Bonds	0.6%
Foreign Government and Government Agency Obligations	30.2%
Other Investments	7.3%
Short-Term Investments and Net Other Assets (Liabilities)	8.8%

 * Futures and Swaps - 10.9%

 ** Foreign Currency Contracts - (2.3)%

As of December 31, 2015 *,**
Corporate Bonds	42.3%
U.S. Government and U.S. Government Agency Obligations	9.2%
Asset-Backed Securities	0.3%
CMOs and Other Mortgage Related Securities	4.5%
Municipal Bonds	0.6%
Foreign Government and Government Agency Obligations	28.6%
Other Investments	11.0%
Short-Term Investments and Net Other Assets (Liabilities)	3.5%

 * Futures and Swaps - 6.9%

 ** Foreign Currency Contracts - 0.3%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Investments June 30, 2016

Showing Percentage of Net Assets

Nonconvertible Bonds - 37.8%
		Principal Amount(a)	Value
Argentina - 0.6%
YPF SA 8.875% 12/19/18 (Reg. S)		$350,000	$377,125
Bailiwick of Guernsey - 0.4%
Credit Suisse Group Funding Guernsey Ltd. 3.45% 4/16/21 (b)		275,000	277,416
Bailiwick of Jersey - 0.5%
Heathrow Funding Ltd. 6% 3/20/20	GBP	200,000	301,422
Cayman Islands - 1.0%
Yorkshire Water Services Finance Ltd. 6% 4/24/25 (c)	GBP	455,000	624,979
Germany - 4.4%
alstria office REIT-AG:
2.125% 4/12/23 Reg. S	EUR	400,000	465,843
2.25% 3/24/21 (Reg. S)	EUR	1,000,000	1,169,618
Deutsche Bank AG 5% 6/24/20	EUR	600,000	700,778
Volkswagen Leasing GmbH 2.375% 9/6/22 Reg. S	EUR	300,000	361,075

TOTAL GERMANY			2,697,314

Ireland - 3.5%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.5% 5/15/21		150,000	153,488
Allied Irish Banks PLC 4.125% 11/26/25 (Reg. S) (c)	EUR	250,000	257,975
Aquarius + Investments PLC for Swiss Reinsurance Co. Ltd. 6.375% 9/1/24 (c)		330,000	344,192
Bank of Ireland:
4.25% 6/11/24 (Reg. S) (c)	EUR	600,000	646,085
10% 7/30/16	EUR	250,000	278,131
ESB Finance Ltd. 1.875% 6/14/31 )(Reg. S)	EUR	400,000	461,311

TOTAL IRELAND			2,141,182

Italy - 1.8%
Assicurazioni Generali SpA 5.5% 10/27/47 (Reg. S) (c)	EUR	250,000	283,897
Intesa Sanpaolo SpA 5.017% 6/26/24 (b)		440,000	404,388
Telecom Italia SpA 3.625% 5/25/26 (Reg. S)	EUR	350,000	400,769

TOTAL ITALY			1,089,054

Luxembourg - 1.8%
Alpha Trains Finance SA 2.064% 6/30/25	EUR	550,000	585,783
UniCredit Luxembourg 6% 10/31/17 (Reg. S)		200,000	208,602
Wind Acquisition Finance SA 7.375% 4/23/21 (b)		310,000	295,275

TOTAL LUXEMBOURG			1,089,660

Mexico - 2.0%
Petroleos Mexicanos 3.75% 3/15/19 (Reg. S)	EUR	1,050,000	1,217,300
Netherlands - 4.1%
Demeter Investments BV 5.625% 8/15/52 (Reg. S) (c)		350,000	356,356
Deutsche Annington Finance BV 5% 10/2/23 (b)		250,000	275,259
Rabobank Nederland 6.875% 3/19/20 (Reg. S)	EUR	1,250,000	1,619,753
Urenco Finance NV 2.25% 8/5/22 (Reg. S)	EUR	150,000	176,768
Volkswagen International Finance NV 0.875% 1/16/23 Reg. S	EUR	100,000	110,749

TOTAL NETHERLANDS			2,538,885

Portugal - 0.1%
Banco Espirito Santo SA 4% 1/21/19 (Reg. S) (d)	EUR	200,000	55,488
United Kingdom - 9.9%
Anglo American Capital PLC 4.375% 12/2/16	EUR	350,000	392,491
Aviva PLC 6.625% 6/3/41 (c)	GBP	277,000	394,629
BAT International Finance PLC 1.75% 7/5/21 (Reg. S)	GBP	400,000	531,797
Great Rolling Stock Co. Ltd. 6.25% 7/27/20	GBP	330,000	510,860
Legal & General Group PLC 5.375% 10/27/45 (Reg. S) (c)	GBP	100,000	131,528
Nationwide Building Society 4.125% 3/20/23 (Reg. S) (c)	EUR	130,000	148,272
Royal Bank of Scotland Group PLC 2.5% 3/22/23 (Reg. S)	EUR	750,000	823,754
Royal Bank of Scotland PLC 6.934% 4/9/18	EUR	645,000	773,053
Tesco PLC:
5% 3/24/23	GBP	300,000	411,296
6.125% 2/24/22	GBP	550,000	799,851
Travis Perkins PLC 4.375% 9/15/21 (Reg. S)	GBP	585,000	768,473
Western Power Distribution Ltd. 3.625% 11/6/23 (Reg. S)	GBP	300,000	419,746

TOTAL UNITED KINGDOM			6,105,750

United States of America - 7.7%
Air Lease Corp.:
2.125% 1/15/18		32,000	31,840
3.75% 2/1/22		63,000	64,541
4.25% 9/15/24		52,000	52,650
American International Group, Inc. 3.3% 3/1/21		31,000	32,316
Anadarko Petroleum Corp. 4.85% 3/15/21		16,000	16,972
Bank of America Corp.:
5.7% 1/24/22		75,000	86,858
5.875% 1/5/21		25,000	28,682
Brandywine Operating Partnership LP:
3.95% 2/15/23		183,000	184,981
4.1% 10/1/24		62,000	63,206
Brixmor Operating Partnership LP 4.125% 6/15/26		26,000	26,696
CBRE Group, Inc. 4.875% 3/1/26		140,000	143,202
Columbia Pipeline Group, Inc.:
3.3% 6/1/20		54,000	55,836
4.5% 6/1/25		17,000	18,282
5.8% 6/1/45		21,000	24,251
Corporate Office Properties LP 5% 7/1/25		29,000	30,586
DCP Midstream LLC 4.75% 9/30/21 (b)		153,000	143,055
DDR Corp. 3.625% 2/1/25		29,000	29,100
Digital Realty Trust LP 3.95% 7/1/22		40,000	41,906
Discover Financial Services 3.85% 11/21/22		213,000	216,351
Dominion Resources, Inc. 2.9311% 9/30/66 (c)		26,000	19,211
El Paso Corp. 6.5% 9/15/20		150,000	165,314
Entergy Corp. 4% 7/15/22		60,000	64,418
ERP Operating LP 4.625% 12/15/21		213,000	240,551
Express Scripts Holding Co. 4.75% 11/15/21		13,000	14,583
FirstEnergy Corp. 7.375% 11/15/31		340,000	422,279
General Motors Co. 3.5% 10/2/18		30,000	30,887
General Motors Financial Co., Inc.:
2.625% 7/10/17		20,000	20,185
3.25% 5/15/18		20,000	20,415
3.5% 7/10/19		51,000	52,772
4.25% 5/15/23		15,000	15,428
4.375% 9/25/21		106,000	111,869
4.75% 8/15/17		25,000	25,796
Halliburton Co.:
4.85% 11/15/35		27,000	29,253
5% 11/15/45		37,000	40,338
Hartford Financial Services Group, Inc. 8.125% 6/15/38 (c)		133,000	142,310
IPALCO Enterprises, Inc. 3.45% 7/15/20		97,000	98,455
JPMorgan Chase & Co.:
4.25% 10/15/20		28,000	30,521
4.35% 8/15/21		28,000	30,807
4.625% 5/10/21		28,000	31,121
4.95% 3/25/20		23,000	25,426
Kinder Morgan, Inc. 4.3% 6/1/25		128,000	131,122
Lazard Group LLC:
4.25% 11/14/20		44,000	46,838
6.85% 6/15/17		2,000	2,092
Liberty Property LP:
3.375% 6/15/23		233,000	236,101
4.75% 10/1/20		67,000	73,155
Morgan Stanley 4.875% 11/1/22		50,000	54,760
MPLX LP 4% 2/15/25		9,000	8,179
Omega Healthcare Investors, Inc.:
4.375% 8/1/23 (e)		78,000	77,796
4.5% 1/15/25		20,000	20,300
5.25% 1/15/26		72,000	76,124
Puget Energy, Inc.:
5.625% 7/15/22		160,000	182,696
6% 9/1/21		15,000	17,459
6.5% 12/15/20		23,000	26,795
Retail Opportunity Investments Partnership LP 4% 12/15/24		14,000	13,768
Southwestern Energy Co. 3.3% 1/23/18		24,000	24,528
Synchrony Financial:
1.875% 8/15/17		15,000	15,024
3% 8/15/19		22,000	22,434
3.75% 8/15/21		33,000	34,190
Tanger Properties LP 3.75% 12/1/24		42,000	43,240
The AES Corp. 4.875% 5/15/23		200,000	197,500
The Dow Chemical Co. 4.125% 11/15/21		120,000	131,664
The Williams Companies, Inc. 4.55% 6/24/24		32,000	29,392
TIAA Asset Management Finance LLC 2.95% 11/1/19 (b)		18,000	18,440
Time Warner Cable, Inc.:
5.5% 9/1/41		37,000	38,836
5.875% 11/15/40		22,000	23,971
6.55% 5/1/37		32,000	37,337
7.3% 7/1/38		59,000	73,920
Ventas Realty LP 4.125% 1/15/26		19,000	20,428
Walgreens Boots Alliance, Inc. 3.3% 11/18/21		42,000	44,048
Western Gas Partners LP 5.375% 6/1/21		8,000	8,436
WP Carey, Inc. 4% 2/1/25		72,000	69,986

TOTAL UNITED STATES OF AMERICA			4,723,809

TOTAL NONCONVERTIBLE BONDS
(Cost $23,769,181)			23,239,384

U.S. Government Agency - Mortgage Securities - 6.4%
Fannie Mae - 3.0%
2.5% 10/1/29		84,725	87,836
3% 7/1/43		429,692	446,945
3.5% 11/1/26 to 4/1/46		346,120	366,476
4% 8/1/42		506,783	546,104
5% 11/1/33 to 6/1/39		249,730	280,833
5.5% 5/1/37		99,390	111,604

TOTAL FANNIE MAE			1,839,798

Freddie Mac - 1.9%
3% 6/1/45		189,435	196,530
3.5% 4/1/43 to 12/1/45		448,125	479,419
4% 2/1/41 to 4/1/43		168,416	182,672
4.5% 3/1/41 to 4/1/44		295,622	323,705

TOTAL FREDDIE MAC			1,182,326

Ginnie Mae - 1.5%
3% 1/20/43		96,305	100,959
3% 7/1/46 (e)		90,000	94,051
3% 8/1/46 (e)		90,000	93,871
3.5% 12/20/41 to 8/20/43		307,580	327,425
4% 12/15/40 to 11/20/41		146,374	158,280
4.5% 5/20/41		134,550	147,285

TOTAL GINNIE MAE			921,871

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $3,851,856)			3,943,995

Asset-Backed Securities - 0.2%
Truman Capital Mortgage Loan Trust Series 2014-NPL3 Class A1, 3.125% 4/25/53 (b)		$113	$112
Vericrest Opportunity Loan Trust Series 2014-NPL7 Class A1, 3.375% 8/27/57 (b)		144,490	143,608
TOTAL ASSET-BACKED SECURITIES
(Cost $144,423)			143,720

Commercial Mortgage Securities - 4.3%
United States of America - 4.3%
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49		310,000	315,961
LB-UBS Commercial Mortgage Trust sequential payer Series 2007-C1 Class A4, 5.424% 2/15/40		697,247	705,983
Wachovia Bank Commercial Mortgage Trust sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43		500,000	506,914
Series 2007-C32 Class A3, 5.7063% 6/15/49 (c)		225,000	231,188
Series 2007-C33 Class A4, 5.9483% 2/15/51 (c)		840,354	857,746
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $2,891,407)			2,617,792

U.S. Government and Government Agency Obligations - 4.7%
U.S. Treasury Obligations - 4.7%
U.S. Treasury Bonds 3% 11/15/44 (f)		850,000	978,131
U.S. Treasury Notes:
1.5% 3/31/23		$1,438,000	$1,459,008
1.625% 2/15/26		444,000	449,273
			2,886,412
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $2,726,654)			2,886,412

Foreign Government and Government Agency Obligations - 30.2%
Australia - 1.6%
Australian Commonwealth:
2.75% 4/21/24	AUD	$757,000	$599,921
2.75% 6/21/35 (Reg. S)	AUD	60,000	46,268
3.75% 4/21/37 (Reg. S)	AUD	5,000	4,436
4.25% 4/21/26	AUD	40,000	35,868
5.5% 4/21/23	AUD	52,000	47,930
5.75% 5/15/21	AUD	108,000	95,981
5.75% 7/15/22	AUD	195,000	178,769

TOTAL AUSTRALIA			1,009,173

Belgium - 0.0%
Belgian Kingdom 3% 6/22/34 (b)	EUR	14,000	21,589
Canada - 1.0%
Canadian Government:
1.25% 2/1/18 (f)	CAD	181,000	141,693
2.75% 12/1/48 (f)	CAD	70,000	68,009
4% 6/1/41 (g)	CAD	118,000	133,041
5% 6/1/37	CAD	104,000	126,913
5.75% 6/1/29	CAD	31,000	36,378
Ontario Province 4.65% 6/2/41	CAD	110,000	113,712

TOTAL CANADA			619,746

Chile - 0.0%
Chilean Republic 6% 3/1/18	CLP	10,000,000	15,649
Czech Republic - 0.2%
Czech Republic:
2.5% 8/25/28	CZK	1,610,000	80,516
4.2% 12/4/36	CZK	270,000	17,350
5.7% 5/25/24	CZK	900,000	52,728

TOTAL CZECH REPUBLIC			150,594

Denmark - 0.4%
Danish Kingdom:
1.5% 11/15/23	DKK	1,415,000	235,625
4.5% 11/15/39	DKK	66,000	18,405

TOTAL DENMARK			254,030

France - 2.0%
French Government:
OAT 3.25% 5/25/45	EUR	125,000	216,789
2.5% 5/25/30	EUR	706,000	994,163

TOTAL FRANCE			1,210,952

Germany - 0.1%
German Federal Republic 2.5% 8/15/46	EUR	35,000	61,192
Indonesia - 0.6%
Indonesian Republic:
2.625% 6/14/23	EUR	100,000	111,769
2.875% 7/8/21(Reg. S)	EUR	200,000	229,958

TOTAL INDONESIA			341,727

Ireland - 1.8%
Irish Republic:
2% 2/18/45 (Reg.S)	EUR	50,000	64,726
2.4% 5/15/30 (Reg. S)	EUR	248,000	329,394
4.5% 4/18/20	EUR	34,000	44,442
5.4% 3/13/25	EUR	438,000	687,219

TOTAL IRELAND			1,125,781

Israel - 0.6%
Israeli State:
3.75% 3/31/24	ILS	199,000	60,521
4.25% 3/31/23	ILS	62,000	19,255
5% 1/31/20	ILS	89,000	26,749
5.5% 1/31/22	ILS	296,000	95,861
5.5% 1/31/42	ILS	28,000	10,892
6% 2/28/19	ILS	434,000	129,429

TOTAL ISRAEL			342,707

Italy - 4.0%
Buoni del Tesoro Poliennali:
1.5% 6/1/25	EUR	10,000	11,381
2.15% 12/15/21	EUR	323,000	390,396
2.7% 3/1/47 (b)	EUR	12,000	14,238
3.5% 6/1/18	EUR	592,000	701,534
3.5% 12/1/18	EUR	319,000	384,091
4.5% 5/1/23	EUR	93,000	128,654
Italian Republic:
4% 2/1/37	EUR	30,000	43,971
4.5% 3/1/26	EUR	96,000	137,134
5% 8/1/34	EUR	204,000	330,832
5% 9/1/40	EUR	23,000	38,545
6% 5/1/31	EUR	20,000	34,529
6.5% 11/1/27	EUR	154,000	258,857

TOTAL ITALY			2,474,162

Japan - 5.5%
Japan Government:
0.1% 3/20/26	JPY	75,650,000	757,493
0.4% 3/20/36	JPY	34,100,000	351,374
1% 12/20/35	JPY	129,250,000	1,477,948
1.2% 12/20/34	JPY	10,600,000	124,861
1.2% 3/20/35	JPY	1,250,000	14,729
1.2% 9/20/35	JPY	6,900,000	81,441
1.4% 9/20/34	JPY	22,100,000	267,758
1.5% 6/20/34	JPY	15,700,000	192,789
1.9% 12/20/28	JPY	9,250,000	112,719

TOTAL JAPAN			3,381,112

Korea (South) - 2.0%
Korean Republic:
2% 3/10/20	KRW	25,300,000	22,519
2% 9/10/20	KRW	45,070,000	40,225
2.25% 6/10/25	KRW	28,900,000	26,728
2.75% 3/10/18	KRW	574,680,000	510,927
3% 9/10/24	KRW	147,850,000	143,701
3% 12/10/42	KRW	109,490,000	124,485
3.125% 3/10/19	KRW	115,360,000	105,000
3.5% 3/10/24	KRW	215,510,000	215,274
5.25% 3/10/27	KRW	18,600,000	22,148

TOTAL KOREA (SOUTH)			1,211,007

Malaysia - 0.4%
Malaysian Government:
3.48% 3/15/23	MYR	417,000	102,769
3.814% 2/15/17	MYR	195,000	48,800
3.889% 7/31/20	MYR	417,000	105,597
3.892% 3/15/27	MYR	46,000	11,355
4.935% 9/30/43	MYR	9,000	2,323

TOTAL MALAYSIA			270,844

Mexico - 0.8%
United Mexican States:
4.75% 6/14/18	MXN	3,927,000	214,390
6.5% 6/10/21	MXN	1,100,000	62,875
7.5% 6/3/27	MXN	830,000	50,771
8.5% 5/31/29	MXN	2,578,000	169,800
8.5% 11/18/38	MXN	230,000	15,649
10% 11/20/36	MXN	90,000	6,917

TOTAL MEXICO			520,402

New Zealand - 0.2%
New Zealand Government:
4.5% 4/15/27	NZD	25,000	21,497
5.5% 4/15/23	NZD	46,000	39,931
6% 12/15/17	NZD	107,000	80,687

TOTAL NEW ZEALAND			142,115

Norway - 0.2%
Kingdom of Norway 4.5% 5/22/19	NOK	420,000	55,934
Norway Government Bond:
1.75% 3/13/25	NOK	116,000	14,733
3% 3/14/24	NOK	159,000	21,963

TOTAL NORWAY			92,630

Poland - 0.7%
Polish Government:
1.5% 4/25/20	PLN	365,000	91,015
3.25% 7/25/25	PLN	212,000	55,505
4% 10/25/23	PLN	275,000	76,169
5.5% 10/25/19	PLN	362,000	102,492
5.75% 10/25/21	PLN	53,000	15,783
5.75% 9/23/22	PLN	239,000	72,431
5.75% 4/25/29	PLN	31,000	10,040

TOTAL POLAND			423,435

Russia - 0.4%
Russian Federation:
6.8% 12/11/19	RUB	2,840,000	41,978
7% 8/16/23	RUB	4,135,000	60,202
7.05% 1/19/28	RUB	681,000	9,768
7.5% 2/27/19	RUB	5,115,000	77,349
7.6% 7/20/22	RUB	2,400,000	36,199

TOTAL RUSSIA			225,496

Singapore - 0.3%
Republic of Singapore:
2.25% 6/1/21	SGD	13,000	10,001
3.25% 9/1/20	SGD	163,000	130,414
3.375% 9/1/33	SGD	26,000	22,378

TOTAL SINGAPORE			162,793

Slovenia - 0.1%
Republic of Slovenia 2.25% 3/25/22 (Reg. S)	EUR	25,000	30,509
South Africa - 0.9%
South African Republic:
7.25% 1/15/20	ZAR	675,000	44,590
7.75% 2/28/23	ZAR	2,900,000	188,788
8% 12/21/18	ZAR	467,000	31,752
8% 1/31/30	ZAR	1,130,000	69,394
8.5% 1/31/37	ZAR	1,800,000	110,593
8.75% 1/31/44	ZAR	307,000	19,017
10.5% 12/21/26	ZAR	856,000	64,547

TOTAL SOUTH AFRICA			528,681

Spain - 2.3%
Spanish Kingdom:
1.95% 7/30/30(Reg. S) (b)	EUR	40,000	46,204
2.15% 10/31/25(Reg. S) (b)	EUR	110,000	132,157
3.75% 10/31/18	EUR	474,000	573,514
4.4% 10/31/23 (b)	EUR	334,000	466,307
5.15% 10/31/44	EUR	83,000	146,923
5.75% 7/30/32	EUR	13,000	22,575

TOTAL SPAIN			1,387,680

Sweden - 0.4%
Sweden Kingdom:
2.25% 6/1/32	SEK	180,000	25,730
2.5% 5/12/25	SEK	705,000	100,932
3.5% 3/30/39	SEK	35,000	6,012
5% 12/1/20	SEK	680,000	99,899

TOTAL SWEDEN			232,573

Switzerland - 0.5%
Switzerland Confederation 3.5% 4/8/33	CHF	193,000	323,469
Thailand - 0.5%
Kingdom of Thailand:
3.45% 3/8/19	THB	2,599,000	77,555
3.625% 6/16/23	THB	5,574,000	177,160
4.675% 6/29/44	THB	530,000	20,826
4.875% 6/22/29	THB	540,000	19,974

TOTAL THAILAND			295,515

Turkey - 0.6%
Turkish Republic:
7.1% 3/8/23	TRY	45,000	14,205
7.4% 2/5/20	TRY	57,000	19,003
8.3% 6/20/18	TRY	144,000	49,786
8.5% 7/10/19	TRY	141,000	48,748
8.5% 9/14/22	TRY	159,000	54,018
8.8% 11/14/18	TRY	295,000	102,837
8.8% 9/27/23	TRY	266,000	91,503

TOTAL TURKEY			380,100

United Kingdom - 2.1%
United Kingdom, Great Britain and Northern Ireland:
3.25% 1/22/44	GBP	495,000	875,804
3.5% 1/22/45	GBP	24,000	44,302
4.25% 6/7/32	GBP	36,000	66,865
4.5% 9/7/34	GBP	165,000	321,232

TOTAL UNITED KINGDOM			1,308,203

TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $18,659,657)			18,543,866

Municipal Securities - 0.6%
United States of America - 0.6%
Chicago Gen. Oblig. 6.314% 1/1/44		205,000	190,607
Illinois Gen. Oblig.:
Series 2003:		$	$
4.35% 6/1/18		18,333	18,897
4.95% 6/1/23		55,000	58,969
Series 2011:
5.665% 3/1/18		10,000	10,537
5.877% 3/1/19		50,000	54,143
TOTAL MUNICIPAL SECURITIES
(Cost $347,691)			333,153

Preferred Securities - 7.3%
Australia - 0.5%
Australia & New Zealand Banking Group Ltd. 6.75% (Reg. S) (c)(h)		$300,000	$310,600
France - 2.2%
Credit Agricole SA:
6.625% (Reg. S) (c)(h)		825,000	749,876
8.125% 9/19/33 (Reg. S) (c)		550,000	600,883

TOTAL FRANCE			1,350,759

Ireland - 0.5%
Allied Irish Banks PLC 7.375% (Reg. S) (c)(h)	EUR	315,000	308,721
Italy - 0.5%
Intesa Sanpaolo SpA 7% (Reg. S) (c)(h)	EUR	280,000	295,618
Netherlands - 1.2%
Volkswagen International Finance NV 2.5%(Reg. S) (c)(h)	EUR	675,000	714,987
United Kingdom - 2.4%
Barclays Bank PLC 7.625% 11/21/22		1,383,000	1,500,203
TOTAL PREFERRED SECURITIES
(Cost $4,575,003)			4,480,888
		Shares	Value

Fixed-Income Funds - 0.3%
Fidelity Mortgage Backed Securities Central Fund (i)
(Cost $158,281)		1,494	165,605

Money Market Funds - 6.8%
Fidelity Cash Central Fund, 0.43% (j)
(Cost $4,178,228)		4,178,228	4,178,228

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount(a)	Value
Put Options - 0.0%
Option on a credit default swap with JPMorgan Chase Bank, NA to buy protection on the 3-Year iTraxx Europe Crossover Series 25 Index expiring August 2016 exercise rate 4.5%	8/17/16	EUR 2,450,000	$18,555
TOTAL PURCHASED SWAPTIONS
(Cost $47,634)			18,555
TOTAL INVESTMENT PORTFOLIO - 98.6%
(Cost $61,350,015)			60,551,598
NET OTHER ASSETS (LIABILITIES) - 1.4%			881,308
NET ASSETS - 100%			$61,432,906

TBA Sale Commitments
	Principal Amount(a)	Value
Fannie Mae
3.5% 7/1/46	$(100,000)	$(105,483)
4% 7/1/46	(100,000)	(107,216)

TOTAL FANNIE MAE		(212,699)

Ginnie Mae
3% 7/1/46	(90,000)	(94,051)
TOTAL TBA SALE COMMITMENTS
(Proceeds $305,730)		$(306,750)

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Bond Index Contracts
2 Eurex Euro-Bobl Contracts (Germany)	Sept. 2016	296,525	$(24)
2 Eurex Euro-Buxl 30 Year Bond Contracts (Germany)	Sept. 2016	435,377	40,673
5 Eurex Euro-Oat Contracts (Germany)	Sept. 2016	892,184	23,303
1 ICE Long Gilt Contracts (United Kingdom)	Sept. 2016	171,052	492
6 TME 10 Year Canadian Note Contracts (Canada)	Sept. 2016	687,519	14,276
TOTAL BOND INDEX CONTRACTS			78,720
Treasury Contracts
23 CBOT 2-Year U.S. Treasury Note Contracts (United States)	Sept. 2016	5,044,547	31,674
29 CBOT 5-Year U.S. Treasury Note Contracts (United States)	Sept. 2016	3,542,758	61,394
4 CBOT Long Term U.S. Treasury Bond Contracts (United States)	Sept. 2016	689,375	37,054
6 CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	Sept. 2016	874,031	20,269
5 CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	Sept. 2016	931,875	56,390
TOTAL TREASURY CONTRACTS			206,781

TOTAL PURCHASED			285,501

Sold
Bond Index Contracts
7 Eurex Euro-Bund Contracts (Germany)	Sept. 2016	1,298,230	(31,779)
21 ICE Medium Gilt Contracts (United Kingdom)	Sept. 2016	3,206,023	(48,314)
TOTAL BOND INDEX CONTRACTS			(80,093)
Treasury Contracts
1 CBOT 10 Year U.S. Treasury Note Contracts (United States)	Sept. 2016	132,984	(502)

TOTAL SOLD			(80,595)

TOTAL FUTURES CONTRACTS			$204,906

The face value of futures purchased as a percentage of Net Assets is 22.1%

The face value of futures sold as a percentage of Net Assets is 7.5%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $16,015,397.

Foreign Currency Contracts

Foreign Currency Contracts
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount*	Unrealized Appreciation/(Depreciation)
7/1/16	MXN	JPMorgan Chase Bank, N.A.	Sell	287,137	$15,460	$(246)
7/5/16	GBP	Citibank, N.A.	Buy	419,000	558,778	(985)
7/5/16	JPY	JPMorgan Chase Bank, N.A.	Sell	25,304,670	246,730	1,684
8/19/16	AUD	Citibank, N.A.	Buy	42,000	31,267	4
8/19/16	AUD	Goldman Sachs Bank USA	Buy	56,000	41,734	(40)
8/19/16	AUD	Goldman Sachs Bank USA	Buy	60,000	43,388	1,283
8/19/16	AUD	Goldman Sachs Bank USA	Buy	76,000	54,544	2,040
8/19/16	AUD	Goldman Sachs Bank USA	Buy	77,000	56,088	1,241
8/19/16	AUD	Goldman Sachs Bank USA	Buy	179,000	131,280	1,990
8/19/16	AUD	Goldman Sachs Bank USA	Sell	76,000	55,979	(606)
8/19/16	AUD	Goldman Sachs Bank USA	Sell	82,000	61,262	211
8/19/16	CAD	Citibank, N.A.	Buy	40,000	31,454	(489)
8/19/16	CAD	Goldman Sachs Bank USA	Buy	77,000	60,757	(1,149)
8/19/16	CAD	Goldman Sachs Bank USA	Buy	1,170,000	903,252	2,482
8/19/16	CAD	JPMorgan Chase Bank, N.A.	Buy	16,000	12,577	(190)
8/19/16	CAD	JPMorgan Chase Bank, N.A.	Buy	37,000	28,231	412
8/19/16	CAD	JPMorgan Chase Bank, N.A.	Buy	39,000	29,778	413
8/19/16	CHF	Citibank, N.A.	Sell	31,000	31,751	(84)
8/19/16	CHF	Goldman Sachs Bank USA	Sell	499,000	514,579	2,145
8/19/16	CNY	Barclays Bank PLC	Buy	390,000	59,190	(620)
8/19/16	CNY	Goldman Sachs Bank USA	Sell	390,000	59,285	715
8/19/16	CZK	Goldman Sachs Bank USA	Buy	2,259,000	95,528	(2,768)
8/19/16	CZK	JPMorgan Chase Bank, N.A.	Buy	44,000	1,822	(15)
8/19/16	DKK	Goldman Sachs Bank USA	Buy	158,000	24,248	(634)
8/19/16	DKK	Goldman Sachs Bank USA	Sell	67,000	10,295	281
8/19/16	EUR	BNP Paribas SA	Sell	56,000	62,573	323
8/19/16	EUR	BNP Paribas SA	Sell	3,107,000	3,549,064	95,307
8/19/16	EUR	Barclays Bank PLC	Sell	50,000	56,221	641
8/19/16	EUR	Citibank, N.A.	Buy	24,000	27,337	(659)
8/19/16	EUR	Citibank, N.A.	Buy	40,000	45,354	(889)
8/19/16	EUR	Citibank, N.A.	Buy	43,000	48,789	(990)
8/19/16	EUR	Citibank, N.A.	Buy	159,000	175,288	1,457
8/19/16	EUR	Citibank, N.A.	Buy	180,000	204,210	(4,121)
8/19/16	EUR	Citibank, N.A.	Buy	338,000	384,985	(9,263)
8/19/16	EUR	Citibank, N.A.	Sell	29,000	32,665	429
8/19/16	EUR	Citibank, N.A.	Sell	59,000	66,835	1,250
8/19/16	EUR	Citibank, N.A.	Sell	169,000	188,204	343
8/19/16	EUR	Citibank, N.A.	Sell	207,000	230,652	550
8/19/16	EUR	Citibank, N.A.	Sell	583,000	663,527	15,461
8/19/16	EUR	Credit Suisse Intl.	Buy	40,000	44,744	(280)
8/19/16	EUR	Credit Suisse Intl.	Buy	49,000	55,055	(587)
8/19/16	EUR	Credit Suisse Intl.	Sell	56,000	62,160	(90)
8/19/16	EUR	Credit Suisse Intl.	Sell	466,000	527,638	9,630
8/19/16	EUR	Goldman Sachs Bank USA	Buy	209,000	234,144	(1,818)
8/19/16	EUR	Goldman Sachs Bank USA	Buy	530,000	604,706	(15,556)
8/19/16	EUR	Goldman Sachs Bank USA	Sell	87,000	99,350	2,640
8/19/16	EUR	JPMorgan Chase Bank, N.A.	Buy	26,000	29,175	(273)
8/19/16	EUR	JPMorgan Chase Bank, N.A.	Buy	40,000	45,220	(756)
8/19/16	EUR	JPMorgan Chase Bank, N.A.	Buy	51,000	57,034	(342)
8/19/16	EUR	JPMorgan Chase Bank, N.A.	Buy	74,000	82,249	10
8/19/16	EUR	JPMorgan Chase Bank, N.A.	Buy	134,000	152,160	(3,205)
8/19/16	EUR	JPMorgan Chase Bank, N.A.	Buy	163,000	181,012	179
8/19/16	EUR	JPMorgan Chase Bank, N.A.	Buy	277,000	309,153	(1,238)
8/19/16	EUR	JPMorgan Chase Bank, N.A.	Sell	26,000	29,513	611
8/19/16	EUR	JPMorgan Chase Bank, N.A.	Sell	41,000	46,242	667
8/19/16	EUR	JPMorgan Chase Bank, N.A.	Sell	45,000	50,862	840
8/19/16	EUR	JPMorgan Chase Bank, N.A.	Sell	255,000	286,302	2,843
8/19/16	GBP	BNP Paribas SA	Sell	2,335,000	3,378,101	268,348
8/19/16	GBP	Citibank, N.A.	Buy	42,000	60,770	(4,834)
8/19/16	GBP	Citibank, N.A.	Sell	8,000	10,584	(70)
8/19/16	GBP	Citibank, N.A.	Sell	92,000	125,431	2,905
8/19/16	GBP	Citibank, N.A.	Sell	419,000	558,967	943
8/19/16	GBP	Credit Suisse Intl.	Buy	21,000	30,914	(2,947)
8/19/16	GBP	Goldman Sachs Bank USA	Buy	35,000	50,462	(3,849)
8/19/16	GBP	Goldman Sachs Bank USA	Buy	42,000	60,086	(4,151)
8/19/16	GBP	Goldman Sachs Bank USA	Buy	59,000	86,073	(7,497)
8/19/16	GBP	JPMorgan Chase Bank, N.A.	Buy	17,000	24,598	(1,958)
8/19/16	GBP	JPMorgan Chase Bank, N.A.	Buy	25,000	33,787	(492)
8/19/16	GBP	JPMorgan Chase Bank, N.A.	Buy	99,000	131,699	149
8/19/16	GBP	JPMorgan Chase Bank, N.A.	Buy	166,000	239,232	(18,153)
8/19/16	GBP	JPMorgan Chase Bank, N.A.	Sell	35,000	50,911	4,298
8/19/16	HKD	Goldman Sachs Bank USA	Buy	145,000	18,699	3
8/19/16	ILS	JPMorgan Chase Bank, N.A.	Buy	79,000	20,717	(228)
8/19/16	ILS	JPMorgan Chase Bank, N.A.	Sell	192,000	51,087	1,293
8/19/16	JPY	BNP Paribas SA	Buy	3,250,000	29,786	1,731
8/19/16	JPY	BNP Paribas SA	Sell	850,000	8,170	(73)
8/19/16	JPY	Citibank, N.A.	Buy	3,450,000	32,287	1,170
8/19/16	JPY	Citibank, N.A.	Buy	8,000,000	74,913	2,669
8/19/16	JPY	Citibank, N.A.	Sell	4,000,000	39,089	298
8/19/16	JPY	Goldman Sachs Bank USA	Buy	15,300,000	140,122	8,253
8/19/16	JPY	Goldman Sachs Bank USA	Buy	21,950,000	206,041	6,825
8/19/16	JPY	Goldman Sachs Bank USA	Buy	106,600,000	984,076	49,705
8/19/16	JPY	JPMorgan Chase Bank, N.A.	Buy	3,200,000	29,240	1,793
8/19/16	JPY	JPMorgan Chase Bank, N.A.	Buy	3,300,000	32,214	(211)
8/19/16	JPY	JPMorgan Chase Bank, N.A.	Buy	4,050,000	38,334	942
8/19/16	JPY	JPMorgan Chase Bank, N.A.	Buy	14,350,000	132,336	6,827
8/19/16	JPY	JPMorgan Chase Bank, N.A.	Buy	110,450,000	1,021,779	49,338
8/19/16	JPY	JPMorgan Chase Bank, N.A.	Sell	2,300,000	20,785	(1,519)
8/19/16	JPY	JPMorgan Chase Bank, N.A.	Sell	14,750,000	144,016	975
8/19/16	JPY	JPMorgan Chase Bank, N.A.	Sell	21,000,000	196,925	(6,728)
8/19/16	KRW	BNP Paribas SA	Sell	65,760,000	56,653	(377)
8/19/16	KRW	Barclays Bank PLC	Buy	65,424,000	54,941	1,798
8/19/16	KRW	Citibank, N.A.	Buy	65,424,000	54,923	1,816
8/19/16	KRW	Citibank, N.A.	Sell	466,000,000	397,357	(6,782)
8/19/16	KRW	Goldman Sachs Bank USA	Buy	56,600,000	47,293	1,793
8/19/16	KRW	JPMorgan Chase Bank, N.A.	Buy	45,000,000	39,012	15
8/19/16	MXN	Citibank, N.A.	Sell	951,000	52,432	649
8/19/16	MXN	Goldman Sachs Bank USA	Buy	487,000	26,670	(152)
8/19/16	MXN	Goldman Sachs Bank USA	Buy	1,005,000	54,181	543
8/19/16	MXN	Goldman Sachs Bank USA	Buy	1,110,000	58,577	1,863
8/19/16	MXN	Goldman Sachs Bank USA	Buy	1,125,000	59,512	1,745
8/19/16	MXN	Goldman Sachs Bank USA	Buy	5,292,000	291,508	(3,355)
8/19/16	MXN	Goldman Sachs Bank USA	Sell	1,153,000	62,439	(343)
8/19/16	MXN	Goldman Sachs Bank USA	Sell	1,153,000	62,469	(313)
8/19/16	MXN	JPMorgan Chase Bank, N.A.	Buy	287,000	15,382	246
8/19/16	MXN	JPMorgan Chase Bank, N.A.	Buy	532,000	28,315	653
8/19/16	MXN	JPMorgan Chase Bank, N.A.	Buy	549,000	29,575	319
8/19/16	MXN	JPMorgan Chase Bank, N.A.	Buy	583,000	30,782	963
8/19/16	MXN	JPMorgan Chase Bank, N.A.	Sell	573,000	30,903	(297)
8/19/16	MYR	Citibank, N.A.	Sell	81,000	19,932	(117)
8/19/16	MYR	JPMorgan Chase Bank, N.A.	Buy	101,000	25,074	(75)
8/19/16	NOK	Citibank, N.A.	Buy	19,000	2,288	(18)
8/19/16	NOK	Citibank, N.A.	Sell	199,000	24,349	572
8/19/16	NOK	Goldman Sachs Bank USA	Buy	209,000	25,457	(486)
8/19/16	NZD	Citibank, N.A.	Sell	82,000	55,539	(2,869)
8/19/16	NZD	Goldman Sachs Bank USA	Sell	82,000	56,956	(1,452)
8/19/16	NZD	Goldman Sachs Bank USA	Sell	85,000	60,591	47
8/19/16	NZD	Goldman Sachs Bank USA	Sell	176,000	118,287	(7,077)
8/19/16	PLN	Goldman Sachs Bank USA	Buy	103,000	27,092	(1,014)
8/19/16	PLN	Goldman Sachs Bank USA	Buy	230,000	EUR 51,175	1,345
8/19/16	PLN	Goldman Sachs Bank USA	Buy	1,923,000	494,557	(7,695)
8/19/16	PLN	Goldman Sachs Bank USA	Sell	220,000	EUR 49,989	(131)
8/19/16	PLN	Goldman Sachs Bank USA	Sell	247,000	EUR 56,349	103
8/19/16	PLN	JPMorgan Chase Bank, N.A.	Buy	105,000	27,356	(772)
8/19/16	PLN	JPMorgan Chase Bank, N.A.	Buy	127,000	31,819	334
8/19/16	PLN	JPMorgan Chase Bank, N.A.	Sell	399,000	EUR 89,555	(1,469)
8/19/16	RUB	Citibank, N.A.	Sell	642,000	9,458	(460)
8/19/16	SEK	BNP Paribas SA	Buy	4,000	485	(11)
8/19/16	SEK	Citibank, N.A.	Buy	289,000	33,967	260
8/19/16	SEK	Goldman Sachs Bank USA	Buy	458,000	CHF 53,896	(1,105)
8/19/16	SEK	Goldman Sachs Bank USA	Buy	492,000	CHF 55,525	1,249
8/19/16	SEK	Goldman Sachs Bank USA	Buy	515,000	63,704	(2,712)
8/19/16	SEK	Goldman Sachs Bank USA	Buy	7,969,000	981,539	(37,752)
8/19/16	SEK	Goldman Sachs Bank USA	Sell	492,000	CHF 58,295	1,596
8/19/16	SEK	JPMorgan Chase Bank, N.A.	Buy	276,000	33,191	(504)
8/19/16	SEK	JPMorgan Chase Bank, N.A.	Buy	299,000	36,326	(915)
8/19/16	SGD	Citibank, N.A.	Sell	152,000	109,980	(2,806)
8/19/16	SGD	Goldman Sachs Bank USA	Sell	76,000	56,105	(288)
8/19/16	THB	JPMorgan Chase Bank, N.A.	Buy	728,000	20,702	(2)
8/19/16	THB	JPMorgan Chase Bank, N.A.	Sell	2,251,000	63,785	(219)
8/19/16	TRY	Citibank, N.A.	Buy	83,000	27,965	576
8/19/16	TRY	Goldman Sachs Bank USA	Buy	137,000	45,381	1,729
8/19/16	TRY	JPMorgan Chase Bank, N.A.	Buy	64,000	21,650	357
8/19/16	ZAR	Goldman Sachs Bank USA	Buy	498,000	33,383	111
8/19/16	ZAR	Goldman Sachs Bank USA	Sell	927,000	60,025	(2,322)
8/19/16	ZAR	JPMorgan Chase Bank, N.A.	Buy	64,000	4,376	(72)
						$392,664

*Contract amount in U.S. Dollars unless otherwise noted
For the period, the average contract value for foreign currency contracts in the aggregate was $29,797,139. Contract value represents contract amount in United States dollars plus or minus unrealized appreciation or depreciation, respectively.

Swaps

Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/Counterparty(2)	Fixed Payment Received/(Paid)	Notional Amount(3)	Value(1)	Upfront Premium Received/(Paid)(4)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
5-Year iTraxx Europe Series 25 Index		Jun. 2021	ICE	(1)%	EUR 1,500,000	$5,313	$0	$5,313
BBVA, SA		Jun. 2021	Goldman Sachs Bank USA	(1%)	EUR 550,000	59,892	(51,457)	8,435
Carlsberg Breweries A/S		Dec. 2020	Citibank, N.A.	(1%)	EUR 1,100,000	(19,169)	(3,756)	(22,925)
Gas Natural Capital Markets SA		Jun. 2021	BNP Paribas SA	(1%)	EUR 250,000	117	272	389
Societe Generale		Jun. 2021	Goldman Sachs Bank USA	(1%)	EUR 250,000	13,075	(11,511)	1,564
Standard Chartered PLC		Jun. 2021	Goldman Sachs Bank USA	(1%)	EUR 550,000	53,272	(56,696)	(3,424)
TOTAL BUY PROTECTION						112,500	(123,148)	(10,648)
Sell Protection
5-Year iTraxx Europe Senior Financial Series 25 Index	NR	Jun. 2021	ICE	1%	EUR 1,500,000	(11,766)	0	(11,766)
Deutsche Bank AG	BBB-	Dec. 2016	JPMorgan Chase Bank, N.A.	1%	EUR 550,000	(3,804)	8,605	4,801
Sky PLC	BBB-	Jun. 2021	Credit Suisse Intl.	1%	EUR 150,000	(152)	564	412
TOTAL SELL PROTECTION						(15,722)	9,169	(6,553)

TOTAL CREDIT DEFAULT SWAPS						$96,778	$(113,979)	$(17,201)

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) Swaps with Intercontinental Exchange (ICE) are centrally cleared over-the-counter (OTC) swaps.

 (3) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Portfolio could be required to make if a credit event were to occur.

 (4) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

For the period, the average monthly notional amount for swaps in the aggregate was $3,494,480.

Currency Abbreviations

AUD – Australian dollar

CAD – Canadian dollar

CHF – Swiss franc

CLP – Chilean peso

CNY – Chinese Yuan

CZK – Czech koruna

DKK – Danish krone

EUR – European Monetary Unit

GBP – British pound

HKD – Hong Kong dollar

ILS – Israeli shekel

JPY – Japanese yen

KRW – Korean won

MXN – Mexican peso

MYR – Malyasian ringgit

NOK – Norwegian krone

NZD – New Zealand dollar

PLN – Polish zloty (new)

RUB – Russian ruble

SEK – Swedish krona

SGD – Singapore dollar

THB – Thai baht

TRY – Turkish Lira

ZAR – South African rand

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,238,048 or 3.6% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Non-income producing - Security is in default.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $161,689.

 (g) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $78,923.

 (h) Security is perpetual in nature with no stated maturity date.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,859
Fidelity Mortgage Backed Securities Central Fund	2,073
Total	$5,932

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$160,259	$2,073	$--	$165,605	0.0%
Total	$160,259	$2,073	$--	$165,605

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$23,239,384	$--	$23,239,384	$--
U.S. Government Agency - Mortgage Securities	3,943,995	--	3,943,995	--
Asset-Backed Securities	143,720	--	143,720	--
Commercial Mortgage Securities	2,617,792	--	2,617,792	--
U.S. Government and Government Agency Obligations	2,886,412	--	2,886,412	--
Foreign Government and Government Agency Obligations	18,543,866	--	18,543,866	--
Municipal Securities	333,153	--	333,153	--
Preferred Securities	4,480,888	--	4,480,888	--
Fixed-Income Funds	165,605	165,605	--	--
Money Market Funds	4,178,228	4,178,228	--	--
Purchased Swaptions	18,555	--	18,555	--
Total Investments in Securities:	$60,551,598	$4,343,833	$56,207,765	$--
Derivative Instruments:
Assets
Foreign Currency Contracts	$577,229	$--	$577,229	$--
Futures Contracts	285,525	285,525	--	--
Swaps	131,669	--	131,669	--
Total Assets	$994,423	$285,525	$708,898	$--
Liabilities
Foreign Currency Contracts	$(184,565)	$--	$(184,565)	$--
Futures Contracts	(80,619)	(80,619)	--	--
Swaps	(34,891)	--	(34,891)	--
Total Liabilities	$(300,075)	$(80,619)	$(219,456)	$--
Total Derivative Instruments:	$694,348	$204,906	$489,442	$--
Other Financial Instruments:
TBA Sale Commitments	$(306,750)	$--	$(306,750)	$--
Total Other Financial Instruments:	$(306,750)	$--	$(306,750)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Purchased Swaptions(a)	$18,555	$0
Swaps(b)	131,669	(34,891)
Total Credit Risk	150,224	(34,891)
Foreign Exchange Risk
Foreign Currency Contracts(c)	577,229	(184,565)
Total Foreign Exchange Risk	577,229	(184,565)
Interest Rate Risk
Futures Contracts(d)	285,525	(80,619)
Total Interest Rate Risk	285,525	(80,619)
Total Value of Derivatives	$1,012,978	$(300,075)

 (a) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

 (b) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items. For centrally cleared OTC swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in net unrealized appreciation (depreciation).

 (c) Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on foreign currency contracts line-items.

 (d) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

The following table is a summary of the Fund's derivatives inclusive of potential netting arrangements.

Counterparty	Value of Derivative Assets	Value of Derivative Liabilities	Collateral Received(a)	Collateral Pledged(a)	Net(b)
Goldman Sachs Bank USA	218,177	(104,265)	--	--	113,912
JPMorgan Chase Bank, N.A.	94,716	(43,683)	--	--	51,033
Citibank, N.A.	31,352	(54,605)	--	--	(23,253)
Credit Suisse Intl.	9,630	(4,056)	--	--	5,574
Barclays Bank PLC	2,439	(620)	--	--	1,819
BNP Paribas SA	365,826	(461)	--	--	365,365
Centrally Cleared OTC Swaps	5,313	(11,766)	--	6,453	--
Exchange Traded Futures	285,525	(80,619)	--	--	204,906
Total	$1,012,978	$(300,075)

 (a) Reflects collateral received from or pledged to an individual counterparty, excluding any excess or initial collateral amounts.

 (b) Net represents the receivable / (payable) that would be due from / (to) the counterparty in an event of default. Netting may be allowed across transactions traded under the same legal agreement with the same legal entity. Please refer to Derivative Instruments - Risk Exposures and the Use of Derivative Instruments section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2016
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $57,013,506)	$56,207,765
Fidelity Central Funds (cost $4,336,509)	4,343,833
Total Investments (cost $61,350,015)		$60,551,598
Cash		83,237
Foreign currency held at value (cost $153,933)		154,535
Receivable for investments sold		255,347
Receivable for TBA sale commitments		305,730
Unrealized appreciation on foreign currency contracts		577,229
Receivable for fund shares sold		503,267
Interest receivable		509,039
Distributions receivable from Fidelity Central Funds		1,339
Receivable for daily variation margin for derivative instruments		9,531
Bi-lateral OTC swaps, at value		126,356
Receivable from investment adviser for expense reductions		15,275
Other receivables		44
Total assets		63,092,527
Liabilities
Payable for investments purchased
Regular delivery	$679,800
Delayed delivery	264,835
TBA sale commitments, at value	306,750
Unrealized depreciation on foreign currency contracts	184,565
Payable for fund shares redeemed	82,584
Bi-lateral OTC swaps, at value	23,125
Accrued management fee	27,992
Distribution and service plan fees payable	5,219
Other affiliated payables	8,358
Other payables and accrued expenses	76,393
Total liabilities		1,659,621
Net Assets		$61,432,906
Net Assets consist of:
Paid in capital		$63,580,886
Distributions in excess of net investment income		(224,551)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,695,208)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(228,221)
Net Assets		$61,432,906
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($4,851,414 ÷ 524,236 shares)		$9.25
Maximum offering price per share (100/96.00 of $9.25)		$9.64
Class T:
Net Asset Value and redemption price per share ($2,767,550 ÷ 299,083 shares)		$9.25
Maximum offering price per share (100/96.00 of $9.25)		$9.64
Class C:
Net Asset Value and offering price per share ($4,466,246 ÷ 483,574 shares)(a)		$9.24
Global Bond:
Net Asset Value, offering price and redemption price per share ($44,353,591 ÷ 4,790,729 shares)		$9.26
Class I:
Net Asset Value, offering price and redemption price per share ($4,994,105 ÷ 539,547 shares)		$9.26

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2016
Investment Income
Dividends		$140,605
Interest		795,632
Income from Fidelity Central Funds		5,932
Income before foreign taxes withheld		942,169
Less foreign taxes withheld		(21,396)
Total income		920,773
Expenses
Management fee	$162,897
Transfer agent fees	35,401
Distribution and service plan fees	28,966
Accounting fees and expenses	15,045
Custodian fees and expenses	4,986
Independent trustees' fees and expenses	132
Registration fees	60,559
Audit	82,759
Legal	25
Miscellaneous	(1,280)
Total expenses before reductions	389,490
Expense reductions	(142,783)	246,707
Net investment income (loss)		674,066
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(378,185)
Foreign currency transactions	395,802
Futures contracts	83,022
Swaps	18,391
Total net realized gain (loss)		119,030
Change in net unrealized appreciation (depreciation) on: Investment securities	3,099,873
Assets and liabilities in foreign currencies	233,087
Futures contracts	185,987
Swaps	(4,461)
Delayed delivery commitments	(1,126)
Total change in net unrealized appreciation (depreciation)		3,513,360
Net gain (loss)		3,632,390
Net increase (decrease) in net assets resulting from operations		$4,306,456

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2016	Year ended December 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$674,066	$1,455,764
Net realized gain (loss)	119,030	(2,471,723)
Change in net unrealized appreciation (depreciation)	3,513,360	(2,121,017)
Net increase (decrease) in net assets resulting from operations	4,306,456	(3,136,976)
Distributions to shareholders from net investment income	(552,763)	–
Return of capital	–	(1,515,599)
Total distributions	(552,763)	(1,515,599)
Share transactions - net increase (decrease)	(1,109,736)	2,358,481
Total increase (decrease) in net assets	2,643,957	(2,294,094)
Net Assets
Beginning of period	58,788,949	61,083,043
End of period	$61,432,906	$58,788,949
Other Information
Distributions in excess of net investment income end of period	$(224,551)	$(345,854)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Global Bond Fund Class A

	Six months ended June 30,	Years ended December 31,
	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$8.68	$9.38	$9.56	$10.14	$10.00
Income from Investment Operations
Net investment income (loss)B	.097	.205	.199	.172	.088
Net realized and unrealized gain (loss)	.553	(.692)	(.187)	(.553)	.207
Total from investment operations	.650	(.487)	.012	(.381)	.295
Distributions from net investment income	(.080)	–	(.006)	–	(.078)
Distributions from net realized gain	–	–	–	(.002)	(.077)
Return of capital	–	(.213)	(.186)	(.197)	–
Total distributions	(.080)	(.213)	(.192)	(.199)	(.155)
Net asset value, end of period	$9.25	$8.68	$9.38	$9.56	$10.14
Total ReturnC,D,E	7.52%	(5.24)%	.08%	(3.76)%	2.95%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.60%H	1.46%	1.44%	1.30%	1.61%H
Expenses net of fee waivers, if any	1.00%H	1.00%	1.00%	1.00%	1.00%H
Expenses net of all reductions	1.00%H	1.00%	1.00%	1.00%	1.00%H
Net investment income (loss)	2.17%H	2.26%	2.05%	1.77%	1.44%H
Supplemental Data
Net assets, end of period (000 omitted)	$4,851	$4,781	$4,770	$3,965	$3,041
Portfolio turnover rateI	114%H	110%	227%	245%	91%H

 A For the period May 22, 2012 (commencement of operations) to December 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Global Bond Fund Class T

	Six months ended June 30,	Years ended December 31,
	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$8.68	$9.38	$9.56	$10.14	$10.00
Income from Investment Operations
Net investment income (loss)B	.098	.204	.199	.172	.088
Net realized and unrealized gain (loss)	.553	(.691)	(.187)	(.553)	.207
Total from investment operations	.651	(.487)	.012	(.381)	.295
Distributions from net investment income	(.081)	–	(.006)	–	(.078)
Distributions from net realized gain	–	–	–	(.002)	(.077)
Return of capital	–	(.213)	(.186)	(.197)	–
Total distributions	(.081)	(.213)	(.192)	(.199)	(.155)
Net asset value, end of period	$9.25	$8.68	$9.38	$9.56	$10.14
Total ReturnC,D,E	7.53%	(5.24)%	.08%	(3.76)%	2.95%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.62%H	1.48%	1.46%	1.30%	1.61%H
Expenses net of fee waivers, if any	1.00%H	1.00%	1.00%	1.00%	1.00%H
Expenses net of all reductions	1.00%H	1.00%	1.00%	1.00%	1.00%H
Net investment income (loss)	2.17%H	2.26%	2.05%	1.77%	1.44%H
Supplemental Data
Net assets, end of period (000 omitted)	$2,768	$3,037	$3,012	$2,943	$2,747
Portfolio turnover rateI	114%H	110%	227%	245%	91%H

 A For the period May 22, 2012 (commencement of operations) to December 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Global Bond Fund Class C

	Six months ended June 30,	Years ended December 31,
	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$8.67	$9.37	$9.55	$10.14	$10.00
Income from Investment Operations
Net investment income (loss)B	.063	.137	.126	.099	.042
Net realized and unrealized gain (loss)	.561	(.690)	(.185)	(.558)	.208
Total from investment operations	.624	(.553)	(.059)	(.459)	.250
Distributions from net investment income	(.054)	–	(.004)	–	(.033)
Distributions from net realized gain	–	–	–	(.002)	(.077)
Return of capital	–	(.147)	(.117)	(.129)	–
Total distributions	(.054)	(.147)	(.121)	(.131)	(.110)
Net asset value, end of period	$9.24	$8.67	$9.37	$9.55	$10.14
Total ReturnC,D,E	7.22%	(5.94)%	(.65)%	(4.53)%	2.50%
Ratios to Average Net AssetsF,G
Expenses before reductions	2.39%H	2.25%	2.22%	2.08%	2.36%H
Expenses net of fee waivers, if any	1.75%H	1.75%	1.75%	1.75%	1.75%H
Expenses net of all reductions	1.75%H	1.75%	1.75%	1.75%	1.75%H
Net investment income (loss)	1.42%H	1.51%	1.30%	1.01%	.69%H
Supplemental Data
Net assets, end of period (000 omitted)	$4,466	$3,541	$4,340	$3,579	$2,994
Portfolio turnover rateI	114%H	110%	227%	245%	91%H

 A For the period May 22, 2012 (commencement of operations) to December 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Global Bond Fund

	Six months ended June 30,	Years ended December 31,
	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$8.68	$9.38	$9.56	$10.14	$10.00
Income from Investment Operations
Net investment income (loss)B	.109	.227	.223	.199	.103
Net realized and unrealized gain (loss)	.561	(.691)	(.188)	(.556)	.208
Total from investment operations	.670	(.464)	.035	(.357)	.311
Distributions from net investment income	(.090)	–	(.007)	–	(.094)
Distributions from net realized gain	–	–	–	(.002)	(.077)
Return of capital	–	(.236)	(.208)	(.221)	–
Total distributions	(.090)	(.236)	(.215)	(.223)	(.171)
Net asset value, end of period	$9.26	$8.68	$9.38	$9.56	$10.14
Total ReturnC,D	7.75%	(5.00)%	.32%	(3.53)%	3.11%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.21%G	1.09%	1.09%	.99%	1.28%G
Expenses net of fee waivers, if any	.75%G	.75%	.75%	.75%	.75%G
Expenses net of all reductions	.75%G	.75%	.75%	.75%	.75%G
Net investment income (loss)	2.42%G	2.51%	2.30%	2.02%	1.69%G
Supplemental Data
Net assets, end of period (000 omitted)	$44,354	$44,497	$46,242	$45,300	$155,463
Portfolio turnover rateH	114%G	110%	227%	245%	91%G

 A For the period May 22, 2012 (commencement of operations) to December 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Global Bond Fund Class I

	Six months ended June 30,	Years ended December 31,
	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$8.68	$9.38	$9.56	$10.14	$10.00
Income from Investment Operations
Net investment income (loss)B	.108	.226	.223	.196	.104
Net realized and unrealized gain (loss)	.562	(.690)	(.188)	(.553)	.207
Total from investment operations	.670	(.464)	.035	(.357)	.311
Distributions from net investment income	(.090)	–	(.007)	–	(.094)
Distributions from net realized gain	–	–	–	(.002)	(.077)
Return of capital	–	(.236)	(.208)	(.221)	–
Total distributions	(.090)	(.236)	(.215)	(.223)	(.171)
Net asset value, end of period	$9.26	$8.68	$9.38	$9.56	$10.14
Total ReturnC,D	7.75%	(5.00)%	.32%	(3.53)%	3.11%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.23%G	1.14%	1.15%	1.02%	1.36%G
Expenses net of fee waivers, if any	.75%G	.75%	.75%	.75%	.75%G
Expenses net of all reductions	.75%G	.75%	.75%	.75%	.75%G
Net investment income (loss)	2.42%G	2.51%	2.30%	2.02%	1.69%G
Supplemental Data
Net assets, end of period (000 omitted)	$4,994	$2,932	$2,718	$2,646	$2,580
Portfolio turnover rateH	114%G	110%	227%	245%	91%G

 A For the period May 22, 2012 (commencement of operations) to December 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended June 30, 2016

1. Organization.

Fidelity Global Bond Fund (the Fund) is a fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Global Bond and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Swaps	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2016 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, closed foreign currency contracts, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency including foreign currency contracts, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, foreign currency transactions, market discount, tax return of capital distribution, partnerships (including allocations from Fidelity Central Funds), capital loss carryforwards, net operating losses and losses deferred due to wash sales, futures contracts and excise tax regulations.

For the period ended December 31, 2015, the Fund's distributions exceeded the aggregate amount of taxable income and net realized gains resulting in a return of capital for tax purposes. This was due to reductions in taxable income available for distribution after certain distributions had been made.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$1,583,114
Gross unrealized depreciation	(2,446,051)
Net unrealized appreciation (depreciation) on securities	$(862,937)
Tax cost	$61,414,535

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(901,438)
Long-term	(689,196)
Total no expiration	$(1,590,634)

The Fund elected to defer to its next fiscal year approximately $216,731 of ordinary losses recognized during the period November 1, 2015 to December 31, 2015.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as foreign currency contracts, options and bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse. A summary of the Fund's derivatives inclusive of potential netting arrangements is presented at the end of the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Purchased Options	$45,324	$(29,079)
Swaps	18,391	(4,461)
Total Credit Risk	63,715	(33,540)
Foreign Exchange Risk
Foreign Currency Contracts	418,849	229,111
Interest Rate Risk
Futures Contracts	83,022	185,987
Totals	$565,586	$381,558

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Foreign Currency Contracts. Foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fund used foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on foreign currency contracts during the period is included in the Statement of Operations as part of net realized gain (loss) on foreign currency transactions and change in unrealized gain (loss) on assets and liabilities in foreign currencies, respectively.

Any open foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to potential credit events.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included on the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps".

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $26,598,686 and $31,126,852, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$5,978	$2,799
Class T	-%	.25%	3,599	2,638
Class C	.75%	.25%	19,389	12,737
			$28,966	$18,174

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$536
Class T	287
Class C(a)	196
$1,019

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$5,446.23
Class T	3,574.25
Class C	4,907.25
Global Bond	19,478.09
Class I	1,996.12
	$35,401

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $53 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through February 28, 2017. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.00%	$14,354
Class T	1.00%	8,932
Class C	1.75%	12,247
Global Bond	.75%	98,996
Class I	.75%	8,134
		$142,663

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $120.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2016	Year ended December 31, 2015
From net investment income
Class A	$42,347	$–
Class T	26,036	–
Class C	23,108	–
Global Bond	427,634	–
Class I	33,638	–
Total	$552,763	$–
From Return of Capital
Class A	$–	$115,318
Class T	–	71,214
Class C	–	62,994
Global Bond	–	1,192,630
Class I	–	73,443
Total	$–	$1,515,599

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2016	Year ended December 31, 2015	Six months ended June 30, 2016	Year ended December 31, 2015
Class A
Shares sold	77,912	95,613	$703,453	$869,745
Reinvestment of distributions	4,632	12,686	41,657	113,670
Shares redeemed	(108,918)	(66,204)	(980,956)	(597,119)
Net increase (decrease)	(26,374)	42,095	$(235,846)	$386,296
Class T
Shares sold	22,686	33,315	$204,935	$300,501
Reinvestment of distributions	2,900	7,950	26,036	71,214
Shares redeemed	(76,261)	(12,583)	(686,549)	(114,205)
Net increase (decrease)	(50,675)	28,682	$(455,578)	$257,510
Class C
Shares sold	160,668	50,403	$1,454,558	$453,032
Reinvestment of distributions	2,515	7,033	22,575	62,933
Shares redeemed	(87,876)	(112,322)	(789,658)	(1,016,047)
Net increase (decrease)	75,307	(54,886)	$687,475	$(500,082)
Global Bond
Shares sold	887,202	1,019,852	$8,080,957	$9,291,029
Reinvestment of distributions	46,619	130,481	419,005	1,169,580
Shares redeemed	(1,267,027)	(954,687)	(11,447,747)	(8,673,341)
Net increase (decrease)	(333,206)	195,646	$(2,947,785)	$1,787,268
Class I
Shares sold	280,709	44,879	$2,554,146	$400,917
Reinvestment of distributions	3,639	8,175	32,812	73,204
Shares redeemed	(82,463)	(5,151)	(744,960)	(46,632)
Net increase (decrease)	201,885	47,903	$1,841,998	$427,489

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 56% of the total outstanding shares of the Fund.

12. Risks of Investing in European Countries.

The recent global financial crisis has created uncertainty surrounding the sovereign debt of many European countries. If there is a default or debt restructuring by any European country, or if one or more countries leave the European Monetary Union or the European Monetary Union dissolves, there may be wide-ranging effects on global markets. Such events could significantly affect the value or liquidity of the Fund's investments in the region or with exposure to the region.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity School Street Trust and Shareholders of Fidelity Global Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Global Bond Fund (a fund of Fidelity School Street Trust) at June 30, 2016, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Global Bond Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
August 22, 2016

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period-B January 1, 2016 to June 30, 2016
Class A	1.00%
Actual		$1,000.00	$1,075.20	$5.16
Hypothetical-C		$1,000.00	$1,019.89	$5.02
Class T	1.00%
Actual		$1,000.00	$1,075.30	$5.16
Hypothetical-C		$1,000.00	$1,019.89	$5.02
Class C	1.75%
Actual		$1,000.00	$1,072.20	$9.02
Hypothetical-C		$1,000.00	$1,016.16	$8.77
Global Bond	.75%
Actual		$1,000.00	$1,077.50	$3.87
Hypothetical-C		$1,000.00	$1,021.13	$3.77
Class I	.75%
Actual		$1,000.00	$1,077.50	$3.87
Hypothetical-C		$1,000.00	$1,021.13	$3.77

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .005%.

 C 5% return per year before expenses

AGLB-SANN-0816
1.939042.104

Fidelity® Global Bond Fund Semi-Annual Report June 30, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Currency Exposure (% of fund's net assets)

	As of June 30, 2016	As of December 31, 2015
US Dollar	43.6%	44.4%
European Monetary Unit	26.5%	25.8%
Japanese Yen	9.5%	9.6%
British Pound	5.1%	5.1%
Canadian Dollar	2.8%	2.7%
Other	12.5%	12.4%

Percentages are based on exposure to currencies and include the effect of foreign currency contracts, futures contracts, options and swaps, as applicable.

Geographic Diversification (% of fund's net assets)

As of June 30, 2016
United States of America	32.4%
United Kingdom	14.3%
Italy	6.3%
Ireland	5.8%
Japan	5.5%
Netherlands	5.3%
Germany	4.6%
France	4.2%
Mexico	2.8%
Other	18.8%

As of December 31, 2015
United States of America	29.4%
United Kingdom	11.6%
Italy	5.3%
Ireland	6.0%
Japan	6.2%
Netherlands	4.8%
Germany	5.0%
France	8.3%
Mexico	1.5%
Other	21.9%

Percentages are based on country or territory of incorporation and include the effect of futures contracts, options and swaps, as applicable. Foreign currency contracts and other assets and liabilities are included within United States of America, as applicable.

Quality Diversification (% of fund's net assets)

As of June 30, 2016
U.S. Government and U.S. Government Agency Obligations	10.8%
AAA	6.5%
AA	6.9%
A	10.6%
BBB	31.3%
BB and Below	20.0%
Not Rated	5.1%
Short-Term Investments and Net Other Assets	8.8%

As of December 31, 2015
U.S. Government and U.S. Government Agency Obligations	9.2%
AAA	5.5%
AA	6.9%
A	9.8%
BBB	34.3%
BB and Below	24.2%
Not Rated	6.6%
Short-Term Investments and Net Other Assets	3.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of June 30, 2016*,**
Corporate Bonds	37.8%
U.S. Government and U.S. Government Agency Obligations	10.8%
Asset-Backed Securities	0.2%
CMOs and Other Mortgage Related Securities	4.3%
Municipal Bonds	0.6%
Foreign Government and Government Agency Obligations	30.2%
Other Investments	7.3%
Short-Term Investments and Net Other Assets (Liabilities)	8.8%

 * Futures and Swaps - 10.9%

 ** Foreign Currency Contracts - (2.3)%

As of December 31, 2015 *,**
Corporate Bonds	42.3%
U.S. Government and U.S. Government Agency Obligations	9.2%
Asset-Backed Securities	0.3%
CMOs and Other Mortgage Related Securities	4.5%
Municipal Bonds	0.6%
Foreign Government and Government Agency Obligations	28.6%
Other Investments	11.0%
Short-Term Investments and Net Other Assets (Liabilities)	3.5%

 * Futures and Swaps - 6.9%

 ** Foreign Currency Contracts - 0.3%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Investments June 30, 2016

Showing Percentage of Net Assets

Nonconvertible Bonds - 37.8%
		Principal Amount(a)	Value
Argentina - 0.6%
YPF SA 8.875% 12/19/18 (Reg. S)		$350,000	$377,125
Bailiwick of Guernsey - 0.4%
Credit Suisse Group Funding Guernsey Ltd. 3.45% 4/16/21 (b)		275,000	277,416
Bailiwick of Jersey - 0.5%
Heathrow Funding Ltd. 6% 3/20/20	GBP	200,000	301,422
Cayman Islands - 1.0%
Yorkshire Water Services Finance Ltd. 6% 4/24/25 (c)	GBP	455,000	624,979
Germany - 4.4%
alstria office REIT-AG:
2.125% 4/12/23 Reg. S	EUR	400,000	465,843
2.25% 3/24/21 (Reg. S)	EUR	1,000,000	1,169,618
Deutsche Bank AG 5% 6/24/20	EUR	600,000	700,778
Volkswagen Leasing GmbH 2.375% 9/6/22 Reg. S	EUR	300,000	361,075

TOTAL GERMANY			2,697,314

Ireland - 3.5%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.5% 5/15/21		150,000	153,488
Allied Irish Banks PLC 4.125% 11/26/25 (Reg. S) (c)	EUR	250,000	257,975
Aquarius + Investments PLC for Swiss Reinsurance Co. Ltd. 6.375% 9/1/24 (c)		330,000	344,192
Bank of Ireland:
4.25% 6/11/24 (Reg. S) (c)	EUR	600,000	646,085
10% 7/30/16	EUR	250,000	278,131
ESB Finance Ltd. 1.875% 6/14/31 )(Reg. S)	EUR	400,000	461,311

TOTAL IRELAND			2,141,182

Italy - 1.8%
Assicurazioni Generali SpA 5.5% 10/27/47 (Reg. S) (c)	EUR	250,000	283,897
Intesa Sanpaolo SpA 5.017% 6/26/24 (b)		440,000	404,388
Telecom Italia SpA 3.625% 5/25/26 (Reg. S)	EUR	350,000	400,769

TOTAL ITALY			1,089,054

Luxembourg - 1.8%
Alpha Trains Finance SA 2.064% 6/30/25	EUR	550,000	585,783
UniCredit Luxembourg 6% 10/31/17 (Reg. S)		200,000	208,602
Wind Acquisition Finance SA 7.375% 4/23/21 (b)		310,000	295,275

TOTAL LUXEMBOURG			1,089,660

Mexico - 2.0%
Petroleos Mexicanos 3.75% 3/15/19 (Reg. S)	EUR	1,050,000	1,217,300
Netherlands - 4.1%
Demeter Investments BV 5.625% 8/15/52 (Reg. S) (c)		350,000	356,356
Deutsche Annington Finance BV 5% 10/2/23 (b)		250,000	275,259
Rabobank Nederland 6.875% 3/19/20 (Reg. S)	EUR	1,250,000	1,619,753
Urenco Finance NV 2.25% 8/5/22 (Reg. S)	EUR	150,000	176,768
Volkswagen International Finance NV 0.875% 1/16/23 Reg. S	EUR	100,000	110,749

TOTAL NETHERLANDS			2,538,885

Portugal - 0.1%
Banco Espirito Santo SA 4% 1/21/19 (Reg. S) (d)	EUR	200,000	55,488
United Kingdom - 9.9%
Anglo American Capital PLC 4.375% 12/2/16	EUR	350,000	392,491
Aviva PLC 6.625% 6/3/41 (c)	GBP	277,000	394,629
BAT International Finance PLC 1.75% 7/5/21 (Reg. S)	GBP	400,000	531,797
Great Rolling Stock Co. Ltd. 6.25% 7/27/20	GBP	330,000	510,860
Legal & General Group PLC 5.375% 10/27/45 (Reg. S) (c)	GBP	100,000	131,528
Nationwide Building Society 4.125% 3/20/23 (Reg. S) (c)	EUR	130,000	148,272
Royal Bank of Scotland Group PLC 2.5% 3/22/23 (Reg. S)	EUR	750,000	823,754
Royal Bank of Scotland PLC 6.934% 4/9/18	EUR	645,000	773,053
Tesco PLC:
5% 3/24/23	GBP	300,000	411,296
6.125% 2/24/22	GBP	550,000	799,851
Travis Perkins PLC 4.375% 9/15/21 (Reg. S)	GBP	585,000	768,473
Western Power Distribution Ltd. 3.625% 11/6/23 (Reg. S)	GBP	300,000	419,746

TOTAL UNITED KINGDOM			6,105,750

United States of America - 7.7%
Air Lease Corp.:
2.125% 1/15/18		32,000	31,840
3.75% 2/1/22		63,000	64,541
4.25% 9/15/24		52,000	52,650
American International Group, Inc. 3.3% 3/1/21		31,000	32,316
Anadarko Petroleum Corp. 4.85% 3/15/21		16,000	16,972
Bank of America Corp.:
5.7% 1/24/22		75,000	86,858
5.875% 1/5/21		25,000	28,682
Brandywine Operating Partnership LP:
3.95% 2/15/23		183,000	184,981
4.1% 10/1/24		62,000	63,206
Brixmor Operating Partnership LP 4.125% 6/15/26		26,000	26,696
CBRE Group, Inc. 4.875% 3/1/26		140,000	143,202
Columbia Pipeline Group, Inc.:
3.3% 6/1/20		54,000	55,836
4.5% 6/1/25		17,000	18,282
5.8% 6/1/45		21,000	24,251
Corporate Office Properties LP 5% 7/1/25		29,000	30,586
DCP Midstream LLC 4.75% 9/30/21 (b)		153,000	143,055
DDR Corp. 3.625% 2/1/25		29,000	29,100
Digital Realty Trust LP 3.95% 7/1/22		40,000	41,906
Discover Financial Services 3.85% 11/21/22		213,000	216,351
Dominion Resources, Inc. 2.9311% 9/30/66 (c)		26,000	19,211
El Paso Corp. 6.5% 9/15/20		150,000	165,314
Entergy Corp. 4% 7/15/22		60,000	64,418
ERP Operating LP 4.625% 12/15/21		213,000	240,551
Express Scripts Holding Co. 4.75% 11/15/21		13,000	14,583
FirstEnergy Corp. 7.375% 11/15/31		340,000	422,279
General Motors Co. 3.5% 10/2/18		30,000	30,887
General Motors Financial Co., Inc.:
2.625% 7/10/17		20,000	20,185
3.25% 5/15/18		20,000	20,415
3.5% 7/10/19		51,000	52,772
4.25% 5/15/23		15,000	15,428
4.375% 9/25/21		106,000	111,869
4.75% 8/15/17		25,000	25,796
Halliburton Co.:
4.85% 11/15/35		27,000	29,253
5% 11/15/45		37,000	40,338
Hartford Financial Services Group, Inc. 8.125% 6/15/38 (c)		133,000	142,310
IPALCO Enterprises, Inc. 3.45% 7/15/20		97,000	98,455
JPMorgan Chase & Co.:
4.25% 10/15/20		28,000	30,521
4.35% 8/15/21		28,000	30,807
4.625% 5/10/21		28,000	31,121
4.95% 3/25/20		23,000	25,426
Kinder Morgan, Inc. 4.3% 6/1/25		128,000	131,122
Lazard Group LLC:
4.25% 11/14/20		44,000	46,838
6.85% 6/15/17		2,000	2,092
Liberty Property LP:
3.375% 6/15/23		233,000	236,101
4.75% 10/1/20		67,000	73,155
Morgan Stanley 4.875% 11/1/22		50,000	54,760
MPLX LP 4% 2/15/25		9,000	8,179
Omega Healthcare Investors, Inc.:
4.375% 8/1/23 (e)		78,000	77,796
4.5% 1/15/25		20,000	20,300
5.25% 1/15/26		72,000	76,124
Puget Energy, Inc.:
5.625% 7/15/22		160,000	182,696
6% 9/1/21		15,000	17,459
6.5% 12/15/20		23,000	26,795
Retail Opportunity Investments Partnership LP 4% 12/15/24		14,000	13,768
Southwestern Energy Co. 3.3% 1/23/18		24,000	24,528
Synchrony Financial:
1.875% 8/15/17		15,000	15,024
3% 8/15/19		22,000	22,434
3.75% 8/15/21		33,000	34,190
Tanger Properties LP 3.75% 12/1/24		42,000	43,240
The AES Corp. 4.875% 5/15/23		200,000	197,500
The Dow Chemical Co. 4.125% 11/15/21		120,000	131,664
The Williams Companies, Inc. 4.55% 6/24/24		32,000	29,392
TIAA Asset Management Finance LLC 2.95% 11/1/19 (b)		18,000	18,440
Time Warner Cable, Inc.:
5.5% 9/1/41		37,000	38,836
5.875% 11/15/40		22,000	23,971
6.55% 5/1/37		32,000	37,337
7.3% 7/1/38		59,000	73,920
Ventas Realty LP 4.125% 1/15/26		19,000	20,428
Walgreens Boots Alliance, Inc. 3.3% 11/18/21		42,000	44,048
Western Gas Partners LP 5.375% 6/1/21		8,000	8,436
WP Carey, Inc. 4% 2/1/25		72,000	69,986

TOTAL UNITED STATES OF AMERICA			4,723,809

TOTAL NONCONVERTIBLE BONDS
(Cost $23,769,181)			23,239,384

U.S. Government Agency - Mortgage Securities - 6.4%
Fannie Mae - 3.0%
2.5% 10/1/29		84,725	87,836
3% 7/1/43		429,692	446,945
3.5% 11/1/26 to 4/1/46		346,120	366,476
4% 8/1/42		506,783	546,104
5% 11/1/33 to 6/1/39		249,730	280,833
5.5% 5/1/37		99,390	111,604

TOTAL FANNIE MAE			1,839,798

Freddie Mac - 1.9%
3% 6/1/45		189,435	196,530
3.5% 4/1/43 to 12/1/45		448,125	479,419
4% 2/1/41 to 4/1/43		168,416	182,672
4.5% 3/1/41 to 4/1/44		295,622	323,705

TOTAL FREDDIE MAC			1,182,326

Ginnie Mae - 1.5%
3% 1/20/43		96,305	100,959
3% 7/1/46 (e)		90,000	94,051
3% 8/1/46 (e)		90,000	93,871
3.5% 12/20/41 to 8/20/43		307,580	327,425
4% 12/15/40 to 11/20/41		146,374	158,280
4.5% 5/20/41		134,550	147,285

TOTAL GINNIE MAE			921,871

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $3,851,856)			3,943,995

Asset-Backed Securities - 0.2%
Truman Capital Mortgage Loan Trust Series 2014-NPL3 Class A1, 3.125% 4/25/53 (b)		$113	$112
Vericrest Opportunity Loan Trust Series 2014-NPL7 Class A1, 3.375% 8/27/57 (b)		144,490	143,608
TOTAL ASSET-BACKED SECURITIES
(Cost $144,423)			143,720

Commercial Mortgage Securities - 4.3%
United States of America - 4.3%
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49		310,000	315,961
LB-UBS Commercial Mortgage Trust sequential payer Series 2007-C1 Class A4, 5.424% 2/15/40		697,247	705,983
Wachovia Bank Commercial Mortgage Trust sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43		500,000	506,914
Series 2007-C32 Class A3, 5.7063% 6/15/49 (c)		225,000	231,188
Series 2007-C33 Class A4, 5.9483% 2/15/51 (c)		840,354	857,746
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $2,891,407)			2,617,792

U.S. Government and Government Agency Obligations - 4.7%
U.S. Treasury Obligations - 4.7%
U.S. Treasury Bonds 3% 11/15/44 (f)		850,000	978,131
U.S. Treasury Notes:
1.5% 3/31/23		$1,438,000	$1,459,008
1.625% 2/15/26		444,000	449,273
			2,886,412
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $2,726,654)			2,886,412

Foreign Government and Government Agency Obligations - 30.2%
Australia - 1.6%
Australian Commonwealth:
2.75% 4/21/24	AUD	$757,000	$599,921
2.75% 6/21/35 (Reg. S)	AUD	60,000	46,268
3.75% 4/21/37 (Reg. S)	AUD	5,000	4,436
4.25% 4/21/26	AUD	40,000	35,868
5.5% 4/21/23	AUD	52,000	47,930
5.75% 5/15/21	AUD	108,000	95,981
5.75% 7/15/22	AUD	195,000	178,769

TOTAL AUSTRALIA			1,009,173

Belgium - 0.0%
Belgian Kingdom 3% 6/22/34 (b)	EUR	14,000	21,589
Canada - 1.0%
Canadian Government:
1.25% 2/1/18 (f)	CAD	181,000	141,693
2.75% 12/1/48 (f)	CAD	70,000	68,009
4% 6/1/41 (g)	CAD	118,000	133,041
5% 6/1/37	CAD	104,000	126,913
5.75% 6/1/29	CAD	31,000	36,378
Ontario Province 4.65% 6/2/41	CAD	110,000	113,712

TOTAL CANADA			619,746

Chile - 0.0%
Chilean Republic 6% 3/1/18	CLP	10,000,000	15,649
Czech Republic - 0.2%
Czech Republic:
2.5% 8/25/28	CZK	1,610,000	80,516
4.2% 12/4/36	CZK	270,000	17,350
5.7% 5/25/24	CZK	900,000	52,728

TOTAL CZECH REPUBLIC			150,594

Denmark - 0.4%
Danish Kingdom:
1.5% 11/15/23	DKK	1,415,000	235,625
4.5% 11/15/39	DKK	66,000	18,405

TOTAL DENMARK			254,030

France - 2.0%
French Government:
OAT 3.25% 5/25/45	EUR	125,000	216,789
2.5% 5/25/30	EUR	706,000	994,163

TOTAL FRANCE			1,210,952

Germany - 0.1%
German Federal Republic 2.5% 8/15/46	EUR	35,000	61,192
Indonesia - 0.6%
Indonesian Republic:
2.625% 6/14/23	EUR	100,000	111,769
2.875% 7/8/21(Reg. S)	EUR	200,000	229,958

TOTAL INDONESIA			341,727

Ireland - 1.8%
Irish Republic:
2% 2/18/45 (Reg.S)	EUR	50,000	64,726
2.4% 5/15/30 (Reg. S)	EUR	248,000	329,394
4.5% 4/18/20	EUR	34,000	44,442
5.4% 3/13/25	EUR	438,000	687,219

TOTAL IRELAND			1,125,781

Israel - 0.6%
Israeli State:
3.75% 3/31/24	ILS	199,000	60,521
4.25% 3/31/23	ILS	62,000	19,255
5% 1/31/20	ILS	89,000	26,749
5.5% 1/31/22	ILS	296,000	95,861
5.5% 1/31/42	ILS	28,000	10,892
6% 2/28/19	ILS	434,000	129,429

TOTAL ISRAEL			342,707

Italy - 4.0%
Buoni del Tesoro Poliennali:
1.5% 6/1/25	EUR	10,000	11,381
2.15% 12/15/21	EUR	323,000	390,396
2.7% 3/1/47 (b)	EUR	12,000	14,238
3.5% 6/1/18	EUR	592,000	701,534
3.5% 12/1/18	EUR	319,000	384,091
4.5% 5/1/23	EUR	93,000	128,654
Italian Republic:
4% 2/1/37	EUR	30,000	43,971
4.5% 3/1/26	EUR	96,000	137,134
5% 8/1/34	EUR	204,000	330,832
5% 9/1/40	EUR	23,000	38,545
6% 5/1/31	EUR	20,000	34,529
6.5% 11/1/27	EUR	154,000	258,857

TOTAL ITALY			2,474,162

Japan - 5.5%
Japan Government:
0.1% 3/20/26	JPY	75,650,000	757,493
0.4% 3/20/36	JPY	34,100,000	351,374
1% 12/20/35	JPY	129,250,000	1,477,948
1.2% 12/20/34	JPY	10,600,000	124,861
1.2% 3/20/35	JPY	1,250,000	14,729
1.2% 9/20/35	JPY	6,900,000	81,441
1.4% 9/20/34	JPY	22,100,000	267,758
1.5% 6/20/34	JPY	15,700,000	192,789
1.9% 12/20/28	JPY	9,250,000	112,719

TOTAL JAPAN			3,381,112

Korea (South) - 2.0%
Korean Republic:
2% 3/10/20	KRW	25,300,000	22,519
2% 9/10/20	KRW	45,070,000	40,225
2.25% 6/10/25	KRW	28,900,000	26,728
2.75% 3/10/18	KRW	574,680,000	510,927
3% 9/10/24	KRW	147,850,000	143,701
3% 12/10/42	KRW	109,490,000	124,485
3.125% 3/10/19	KRW	115,360,000	105,000
3.5% 3/10/24	KRW	215,510,000	215,274
5.25% 3/10/27	KRW	18,600,000	22,148

TOTAL KOREA (SOUTH)			1,211,007

Malaysia - 0.4%
Malaysian Government:
3.48% 3/15/23	MYR	417,000	102,769
3.814% 2/15/17	MYR	195,000	48,800
3.889% 7/31/20	MYR	417,000	105,597
3.892% 3/15/27	MYR	46,000	11,355
4.935% 9/30/43	MYR	9,000	2,323

TOTAL MALAYSIA			270,844

Mexico - 0.8%
United Mexican States:
4.75% 6/14/18	MXN	3,927,000	214,390
6.5% 6/10/21	MXN	1,100,000	62,875
7.5% 6/3/27	MXN	830,000	50,771
8.5% 5/31/29	MXN	2,578,000	169,800
8.5% 11/18/38	MXN	230,000	15,649
10% 11/20/36	MXN	90,000	6,917

TOTAL MEXICO			520,402

New Zealand - 0.2%
New Zealand Government:
4.5% 4/15/27	NZD	25,000	21,497
5.5% 4/15/23	NZD	46,000	39,931
6% 12/15/17	NZD	107,000	80,687

TOTAL NEW ZEALAND			142,115

Norway - 0.2%
Kingdom of Norway 4.5% 5/22/19	NOK	420,000	55,934
Norway Government Bond:
1.75% 3/13/25	NOK	116,000	14,733
3% 3/14/24	NOK	159,000	21,963

TOTAL NORWAY			92,630

Poland - 0.7%
Polish Government:
1.5% 4/25/20	PLN	365,000	91,015
3.25% 7/25/25	PLN	212,000	55,505
4% 10/25/23	PLN	275,000	76,169
5.5% 10/25/19	PLN	362,000	102,492
5.75% 10/25/21	PLN	53,000	15,783
5.75% 9/23/22	PLN	239,000	72,431
5.75% 4/25/29	PLN	31,000	10,040

TOTAL POLAND			423,435

Russia - 0.4%
Russian Federation:
6.8% 12/11/19	RUB	2,840,000	41,978
7% 8/16/23	RUB	4,135,000	60,202
7.05% 1/19/28	RUB	681,000	9,768
7.5% 2/27/19	RUB	5,115,000	77,349
7.6% 7/20/22	RUB	2,400,000	36,199

TOTAL RUSSIA			225,496

Singapore - 0.3%
Republic of Singapore:
2.25% 6/1/21	SGD	13,000	10,001
3.25% 9/1/20	SGD	163,000	130,414
3.375% 9/1/33	SGD	26,000	22,378

TOTAL SINGAPORE			162,793

Slovenia - 0.1%
Republic of Slovenia 2.25% 3/25/22 (Reg. S)	EUR	25,000	30,509
South Africa - 0.9%
South African Republic:
7.25% 1/15/20	ZAR	675,000	44,590
7.75% 2/28/23	ZAR	2,900,000	188,788
8% 12/21/18	ZAR	467,000	31,752
8% 1/31/30	ZAR	1,130,000	69,394
8.5% 1/31/37	ZAR	1,800,000	110,593
8.75% 1/31/44	ZAR	307,000	19,017
10.5% 12/21/26	ZAR	856,000	64,547

TOTAL SOUTH AFRICA			528,681

Spain - 2.3%
Spanish Kingdom:
1.95% 7/30/30(Reg. S) (b)	EUR	40,000	46,204
2.15% 10/31/25(Reg. S) (b)	EUR	110,000	132,157
3.75% 10/31/18	EUR	474,000	573,514
4.4% 10/31/23 (b)	EUR	334,000	466,307
5.15% 10/31/44	EUR	83,000	146,923
5.75% 7/30/32	EUR	13,000	22,575

TOTAL SPAIN			1,387,680

Sweden - 0.4%
Sweden Kingdom:
2.25% 6/1/32	SEK	180,000	25,730
2.5% 5/12/25	SEK	705,000	100,932
3.5% 3/30/39	SEK	35,000	6,012
5% 12/1/20	SEK	680,000	99,899

TOTAL SWEDEN			232,573

Switzerland - 0.5%
Switzerland Confederation 3.5% 4/8/33	CHF	193,000	323,469
Thailand - 0.5%
Kingdom of Thailand:
3.45% 3/8/19	THB	2,599,000	77,555
3.625% 6/16/23	THB	5,574,000	177,160
4.675% 6/29/44	THB	530,000	20,826
4.875% 6/22/29	THB	540,000	19,974

TOTAL THAILAND			295,515

Turkey - 0.6%
Turkish Republic:
7.1% 3/8/23	TRY	45,000	14,205
7.4% 2/5/20	TRY	57,000	19,003
8.3% 6/20/18	TRY	144,000	49,786
8.5% 7/10/19	TRY	141,000	48,748
8.5% 9/14/22	TRY	159,000	54,018
8.8% 11/14/18	TRY	295,000	102,837
8.8% 9/27/23	TRY	266,000	91,503

TOTAL TURKEY			380,100

United Kingdom - 2.1%
United Kingdom, Great Britain and Northern Ireland:
3.25% 1/22/44	GBP	495,000	875,804
3.5% 1/22/45	GBP	24,000	44,302
4.25% 6/7/32	GBP	36,000	66,865
4.5% 9/7/34	GBP	165,000	321,232

TOTAL UNITED KINGDOM			1,308,203

TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $18,659,657)			18,543,866

Municipal Securities - 0.6%
United States of America - 0.6%
Chicago Gen. Oblig. 6.314% 1/1/44		205,000	190,607
Illinois Gen. Oblig.:
Series 2003:		$	$
4.35% 6/1/18		18,333	18,897
4.95% 6/1/23		55,000	58,969
Series 2011:
5.665% 3/1/18		10,000	10,537
5.877% 3/1/19		50,000	54,143
TOTAL MUNICIPAL SECURITIES
(Cost $347,691)			333,153

Preferred Securities - 7.3%
Australia - 0.5%
Australia & New Zealand Banking Group Ltd. 6.75% (Reg. S) (c)(h)		$300,000	$310,600
France - 2.2%
Credit Agricole SA:
6.625% (Reg. S) (c)(h)		825,000	749,876
8.125% 9/19/33 (Reg. S) (c)		550,000	600,883

TOTAL FRANCE			1,350,759

Ireland - 0.5%
Allied Irish Banks PLC 7.375% (Reg. S) (c)(h)	EUR	315,000	308,721
Italy - 0.5%
Intesa Sanpaolo SpA 7% (Reg. S) (c)(h)	EUR	280,000	295,618
Netherlands - 1.2%
Volkswagen International Finance NV 2.5%(Reg. S) (c)(h)	EUR	675,000	714,987
United Kingdom - 2.4%
Barclays Bank PLC 7.625% 11/21/22		1,383,000	1,500,203
TOTAL PREFERRED SECURITIES
(Cost $4,575,003)			4,480,888
		Shares	Value

Fixed-Income Funds - 0.3%
Fidelity Mortgage Backed Securities Central Fund (i)
(Cost $158,281)		1,494	165,605

Money Market Funds - 6.8%
Fidelity Cash Central Fund, 0.43% (j)
(Cost $4,178,228)		4,178,228	4,178,228

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount(a)	Value
Put Options - 0.0%
Option on a credit default swap with JPMorgan Chase Bank, NA to buy protection on the 3-Year iTraxx Europe Crossover Series 25 Index expiring August 2016 exercise rate 4.5%	8/17/16	EUR 2,450,000	$18,555
TOTAL PURCHASED SWAPTIONS
(Cost $47,634)			18,555
TOTAL INVESTMENT PORTFOLIO - 98.6%
(Cost $61,350,015)			60,551,598
NET OTHER ASSETS (LIABILITIES) - 1.4%			881,308
NET ASSETS - 100%			$61,432,906

TBA Sale Commitments
	Principal Amount(a)	Value
Fannie Mae
3.5% 7/1/46	$(100,000)	$(105,483)
4% 7/1/46	(100,000)	(107,216)

TOTAL FANNIE MAE		(212,699)

Ginnie Mae
3% 7/1/46	(90,000)	(94,051)
TOTAL TBA SALE COMMITMENTS
(Proceeds $305,730)		$(306,750)

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Bond Index Contracts
2 Eurex Euro-Bobl Contracts (Germany)	Sept. 2016	296,525	$(24)
2 Eurex Euro-Buxl 30 Year Bond Contracts (Germany)	Sept. 2016	435,377	40,673
5 Eurex Euro-Oat Contracts (Germany)	Sept. 2016	892,184	23,303
1 ICE Long Gilt Contracts (United Kingdom)	Sept. 2016	171,052	492
6 TME 10 Year Canadian Note Contracts (Canada)	Sept. 2016	687,519	14,276
TOTAL BOND INDEX CONTRACTS			78,720
Treasury Contracts
23 CBOT 2-Year U.S. Treasury Note Contracts (United States)	Sept. 2016	5,044,547	31,674
29 CBOT 5-Year U.S. Treasury Note Contracts (United States)	Sept. 2016	3,542,758	61,394
4 CBOT Long Term U.S. Treasury Bond Contracts (United States)	Sept. 2016	689,375	37,054
6 CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	Sept. 2016	874,031	20,269
5 CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	Sept. 2016	931,875	56,390
TOTAL TREASURY CONTRACTS			206,781

TOTAL PURCHASED			285,501

Sold
Bond Index Contracts
7 Eurex Euro-Bund Contracts (Germany)	Sept. 2016	1,298,230	(31,779)
21 ICE Medium Gilt Contracts (United Kingdom)	Sept. 2016	3,206,023	(48,314)
TOTAL BOND INDEX CONTRACTS			(80,093)
Treasury Contracts
1 CBOT 10 Year U.S. Treasury Note Contracts (United States)	Sept. 2016	132,984	(502)

TOTAL SOLD			(80,595)

TOTAL FUTURES CONTRACTS			$204,906

The face value of futures purchased as a percentage of Net Assets is 22.1%

The face value of futures sold as a percentage of Net Assets is 7.5%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $16,015,397.

Foreign Currency Contracts

Foreign Currency Contracts
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount*	Unrealized Appreciation/(Depreciation)
7/1/16	MXN	JPMorgan Chase Bank, N.A.	Sell	287,137	$15,460	$(246)
7/5/16	GBP	Citibank, N.A.	Buy	419,000	558,778	(985)
7/5/16	JPY	JPMorgan Chase Bank, N.A.	Sell	25,304,670	246,730	1,684
8/19/16	AUD	Citibank, N.A.	Buy	42,000	31,267	4
8/19/16	AUD	Goldman Sachs Bank USA	Buy	56,000	41,734	(40)
8/19/16	AUD	Goldman Sachs Bank USA	Buy	60,000	43,388	1,283
8/19/16	AUD	Goldman Sachs Bank USA	Buy	76,000	54,544	2,040
8/19/16	AUD	Goldman Sachs Bank USA	Buy	77,000	56,088	1,241
8/19/16	AUD	Goldman Sachs Bank USA	Buy	179,000	131,280	1,990
8/19/16	AUD	Goldman Sachs Bank USA	Sell	76,000	55,979	(606)
8/19/16	AUD	Goldman Sachs Bank USA	Sell	82,000	61,262	211
8/19/16	CAD	Citibank, N.A.	Buy	40,000	31,454	(489)
8/19/16	CAD	Goldman Sachs Bank USA	Buy	77,000	60,757	(1,149)
8/19/16	CAD	Goldman Sachs Bank USA	Buy	1,170,000	903,252	2,482
8/19/16	CAD	JPMorgan Chase Bank, N.A.	Buy	16,000	12,577	(190)
8/19/16	CAD	JPMorgan Chase Bank, N.A.	Buy	37,000	28,231	412
8/19/16	CAD	JPMorgan Chase Bank, N.A.	Buy	39,000	29,778	413
8/19/16	CHF	Citibank, N.A.	Sell	31,000	31,751	(84)
8/19/16	CHF	Goldman Sachs Bank USA	Sell	499,000	514,579	2,145
8/19/16	CNY	Barclays Bank PLC	Buy	390,000	59,190	(620)
8/19/16	CNY	Goldman Sachs Bank USA	Sell	390,000	59,285	715
8/19/16	CZK	Goldman Sachs Bank USA	Buy	2,259,000	95,528	(2,768)
8/19/16	CZK	JPMorgan Chase Bank, N.A.	Buy	44,000	1,822	(15)
8/19/16	DKK	Goldman Sachs Bank USA	Buy	158,000	24,248	(634)
8/19/16	DKK	Goldman Sachs Bank USA	Sell	67,000	10,295	281
8/19/16	EUR	BNP Paribas SA	Sell	56,000	62,573	323
8/19/16	EUR	BNP Paribas SA	Sell	3,107,000	3,549,064	95,307
8/19/16	EUR	Barclays Bank PLC	Sell	50,000	56,221	641
8/19/16	EUR	Citibank, N.A.	Buy	24,000	27,337	(659)
8/19/16	EUR	Citibank, N.A.	Buy	40,000	45,354	(889)
8/19/16	EUR	Citibank, N.A.	Buy	43,000	48,789	(990)
8/19/16	EUR	Citibank, N.A.	Buy	159,000	175,288	1,457
8/19/16	EUR	Citibank, N.A.	Buy	180,000	204,210	(4,121)
8/19/16	EUR	Citibank, N.A.	Buy	338,000	384,985	(9,263)
8/19/16	EUR	Citibank, N.A.	Sell	29,000	32,665	429
8/19/16	EUR	Citibank, N.A.	Sell	59,000	66,835	1,250
8/19/16	EUR	Citibank, N.A.	Sell	169,000	188,204	343
8/19/16	EUR	Citibank, N.A.	Sell	207,000	230,652	550
8/19/16	EUR	Citibank, N.A.	Sell	583,000	663,527	15,461
8/19/16	EUR	Credit Suisse Intl.	Buy	40,000	44,744	(280)
8/19/16	EUR	Credit Suisse Intl.	Buy	49,000	55,055	(587)
8/19/16	EUR	Credit Suisse Intl.	Sell	56,000	62,160	(90)
8/19/16	EUR	Credit Suisse Intl.	Sell	466,000	527,638	9,630
8/19/16	EUR	Goldman Sachs Bank USA	Buy	209,000	234,144	(1,818)
8/19/16	EUR	Goldman Sachs Bank USA	Buy	530,000	604,706	(15,556)
8/19/16	EUR	Goldman Sachs Bank USA	Sell	87,000	99,350	2,640
8/19/16	EUR	JPMorgan Chase Bank, N.A.	Buy	26,000	29,175	(273)
8/19/16	EUR	JPMorgan Chase Bank, N.A.	Buy	40,000	45,220	(756)
8/19/16	EUR	JPMorgan Chase Bank, N.A.	Buy	51,000	57,034	(342)
8/19/16	EUR	JPMorgan Chase Bank, N.A.	Buy	74,000	82,249	10
8/19/16	EUR	JPMorgan Chase Bank, N.A.	Buy	134,000	152,160	(3,205)
8/19/16	EUR	JPMorgan Chase Bank, N.A.	Buy	163,000	181,012	179
8/19/16	EUR	JPMorgan Chase Bank, N.A.	Buy	277,000	309,153	(1,238)
8/19/16	EUR	JPMorgan Chase Bank, N.A.	Sell	26,000	29,513	611
8/19/16	EUR	JPMorgan Chase Bank, N.A.	Sell	41,000	46,242	667
8/19/16	EUR	JPMorgan Chase Bank, N.A.	Sell	45,000	50,862	840
8/19/16	EUR	JPMorgan Chase Bank, N.A.	Sell	255,000	286,302	2,843
8/19/16	GBP	BNP Paribas SA	Sell	2,335,000	3,378,101	268,348
8/19/16	GBP	Citibank, N.A.	Buy	42,000	60,770	(4,834)
8/19/16	GBP	Citibank, N.A.	Sell	8,000	10,584	(70)
8/19/16	GBP	Citibank, N.A.	Sell	92,000	125,431	2,905
8/19/16	GBP	Citibank, N.A.	Sell	419,000	558,967	943
8/19/16	GBP	Credit Suisse Intl.	Buy	21,000	30,914	(2,947)
8/19/16	GBP	Goldman Sachs Bank USA	Buy	35,000	50,462	(3,849)
8/19/16	GBP	Goldman Sachs Bank USA	Buy	42,000	60,086	(4,151)
8/19/16	GBP	Goldman Sachs Bank USA	Buy	59,000	86,073	(7,497)
8/19/16	GBP	JPMorgan Chase Bank, N.A.	Buy	17,000	24,598	(1,958)
8/19/16	GBP	JPMorgan Chase Bank, N.A.	Buy	25,000	33,787	(492)
8/19/16	GBP	JPMorgan Chase Bank, N.A.	Buy	99,000	131,699	149
8/19/16	GBP	JPMorgan Chase Bank, N.A.	Buy	166,000	239,232	(18,153)
8/19/16	GBP	JPMorgan Chase Bank, N.A.	Sell	35,000	50,911	4,298
8/19/16	HKD	Goldman Sachs Bank USA	Buy	145,000	18,699	3
8/19/16	ILS	JPMorgan Chase Bank, N.A.	Buy	79,000	20,717	(228)
8/19/16	ILS	JPMorgan Chase Bank, N.A.	Sell	192,000	51,087	1,293
8/19/16	JPY	BNP Paribas SA	Buy	3,250,000	29,786	1,731
8/19/16	JPY	BNP Paribas SA	Sell	850,000	8,170	(73)
8/19/16	JPY	Citibank, N.A.	Buy	3,450,000	32,287	1,170
8/19/16	JPY	Citibank, N.A.	Buy	8,000,000	74,913	2,669
8/19/16	JPY	Citibank, N.A.	Sell	4,000,000	39,089	298
8/19/16	JPY	Goldman Sachs Bank USA	Buy	15,300,000	140,122	8,253
8/19/16	JPY	Goldman Sachs Bank USA	Buy	21,950,000	206,041	6,825
8/19/16	JPY	Goldman Sachs Bank USA	Buy	106,600,000	984,076	49,705
8/19/16	JPY	JPMorgan Chase Bank, N.A.	Buy	3,200,000	29,240	1,793
8/19/16	JPY	JPMorgan Chase Bank, N.A.	Buy	3,300,000	32,214	(211)
8/19/16	JPY	JPMorgan Chase Bank, N.A.	Buy	4,050,000	38,334	942
8/19/16	JPY	JPMorgan Chase Bank, N.A.	Buy	14,350,000	132,336	6,827
8/19/16	JPY	JPMorgan Chase Bank, N.A.	Buy	110,450,000	1,021,779	49,338
8/19/16	JPY	JPMorgan Chase Bank, N.A.	Sell	2,300,000	20,785	(1,519)
8/19/16	JPY	JPMorgan Chase Bank, N.A.	Sell	14,750,000	144,016	975
8/19/16	JPY	JPMorgan Chase Bank, N.A.	Sell	21,000,000	196,925	(6,728)
8/19/16	KRW	BNP Paribas SA	Sell	65,760,000	56,653	(377)
8/19/16	KRW	Barclays Bank PLC	Buy	65,424,000	54,941	1,798
8/19/16	KRW	Citibank, N.A.	Buy	65,424,000	54,923	1,816
8/19/16	KRW	Citibank, N.A.	Sell	466,000,000	397,357	(6,782)
8/19/16	KRW	Goldman Sachs Bank USA	Buy	56,600,000	47,293	1,793
8/19/16	KRW	JPMorgan Chase Bank, N.A.	Buy	45,000,000	39,012	15
8/19/16	MXN	Citibank, N.A.	Sell	951,000	52,432	649
8/19/16	MXN	Goldman Sachs Bank USA	Buy	487,000	26,670	(152)
8/19/16	MXN	Goldman Sachs Bank USA	Buy	1,005,000	54,181	543
8/19/16	MXN	Goldman Sachs Bank USA	Buy	1,110,000	58,577	1,863
8/19/16	MXN	Goldman Sachs Bank USA	Buy	1,125,000	59,512	1,745
8/19/16	MXN	Goldman Sachs Bank USA	Buy	5,292,000	291,508	(3,355)
8/19/16	MXN	Goldman Sachs Bank USA	Sell	1,153,000	62,439	(343)
8/19/16	MXN	Goldman Sachs Bank USA	Sell	1,153,000	62,469	(313)
8/19/16	MXN	JPMorgan Chase Bank, N.A.	Buy	287,000	15,382	246
8/19/16	MXN	JPMorgan Chase Bank, N.A.	Buy	532,000	28,315	653
8/19/16	MXN	JPMorgan Chase Bank, N.A.	Buy	549,000	29,575	319
8/19/16	MXN	JPMorgan Chase Bank, N.A.	Buy	583,000	30,782	963
8/19/16	MXN	JPMorgan Chase Bank, N.A.	Sell	573,000	30,903	(297)
8/19/16	MYR	Citibank, N.A.	Sell	81,000	19,932	(117)
8/19/16	MYR	JPMorgan Chase Bank, N.A.	Buy	101,000	25,074	(75)
8/19/16	NOK	Citibank, N.A.	Buy	19,000	2,288	(18)
8/19/16	NOK	Citibank, N.A.	Sell	199,000	24,349	572
8/19/16	NOK	Goldman Sachs Bank USA	Buy	209,000	25,457	(486)
8/19/16	NZD	Citibank, N.A.	Sell	82,000	55,539	(2,869)
8/19/16	NZD	Goldman Sachs Bank USA	Sell	82,000	56,956	(1,452)
8/19/16	NZD	Goldman Sachs Bank USA	Sell	85,000	60,591	47
8/19/16	NZD	Goldman Sachs Bank USA	Sell	176,000	118,287	(7,077)
8/19/16	PLN	Goldman Sachs Bank USA	Buy	103,000	27,092	(1,014)
8/19/16	PLN	Goldman Sachs Bank USA	Buy	230,000	EUR 51,175	1,345
8/19/16	PLN	Goldman Sachs Bank USA	Buy	1,923,000	494,557	(7,695)
8/19/16	PLN	Goldman Sachs Bank USA	Sell	220,000	EUR 49,989	(131)
8/19/16	PLN	Goldman Sachs Bank USA	Sell	247,000	EUR 56,349	103
8/19/16	PLN	JPMorgan Chase Bank, N.A.	Buy	105,000	27,356	(772)
8/19/16	PLN	JPMorgan Chase Bank, N.A.	Buy	127,000	31,819	334
8/19/16	PLN	JPMorgan Chase Bank, N.A.	Sell	399,000	EUR 89,555	(1,469)
8/19/16	RUB	Citibank, N.A.	Sell	642,000	9,458	(460)
8/19/16	SEK	BNP Paribas SA	Buy	4,000	485	(11)
8/19/16	SEK	Citibank, N.A.	Buy	289,000	33,967	260
8/19/16	SEK	Goldman Sachs Bank USA	Buy	458,000	CHF 53,896	(1,105)
8/19/16	SEK	Goldman Sachs Bank USA	Buy	492,000	CHF 55,525	1,249
8/19/16	SEK	Goldman Sachs Bank USA	Buy	515,000	63,704	(2,712)
8/19/16	SEK	Goldman Sachs Bank USA	Buy	7,969,000	981,539	(37,752)
8/19/16	SEK	Goldman Sachs Bank USA	Sell	492,000	CHF 58,295	1,596
8/19/16	SEK	JPMorgan Chase Bank, N.A.	Buy	276,000	33,191	(504)
8/19/16	SEK	JPMorgan Chase Bank, N.A.	Buy	299,000	36,326	(915)
8/19/16	SGD	Citibank, N.A.	Sell	152,000	109,980	(2,806)
8/19/16	SGD	Goldman Sachs Bank USA	Sell	76,000	56,105	(288)
8/19/16	THB	JPMorgan Chase Bank, N.A.	Buy	728,000	20,702	(2)
8/19/16	THB	JPMorgan Chase Bank, N.A.	Sell	2,251,000	63,785	(219)
8/19/16	TRY	Citibank, N.A.	Buy	83,000	27,965	576
8/19/16	TRY	Goldman Sachs Bank USA	Buy	137,000	45,381	1,729
8/19/16	TRY	JPMorgan Chase Bank, N.A.	Buy	64,000	21,650	357
8/19/16	ZAR	Goldman Sachs Bank USA	Buy	498,000	33,383	111
8/19/16	ZAR	Goldman Sachs Bank USA	Sell	927,000	60,025	(2,322)
8/19/16	ZAR	JPMorgan Chase Bank, N.A.	Buy	64,000	4,376	(72)
						$392,664

*Contract amount in U.S. Dollars unless otherwise noted
For the period, the average contract value for foreign currency contracts in the aggregate was $29,797,139. Contract value represents contract amount in United States dollars plus or minus unrealized appreciation or depreciation, respectively.

Swaps

Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/Counterparty(2)	Fixed Payment Received/(Paid)	Notional Amount(3)	Value(1)	Upfront Premium Received/(Paid)(4)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
5-Year iTraxx Europe Series 25 Index		Jun. 2021	ICE	(1)%	EUR 1,500,000	$5,313	$0	$5,313
BBVA, SA		Jun. 2021	Goldman Sachs Bank USA	(1%)	EUR 550,000	59,892	(51,457)	8,435
Carlsberg Breweries A/S		Dec. 2020	Citibank, N.A.	(1%)	EUR 1,100,000	(19,169)	(3,756)	(22,925)
Gas Natural Capital Markets SA		Jun. 2021	BNP Paribas SA	(1%)	EUR 250,000	117	272	389
Societe Generale		Jun. 2021	Goldman Sachs Bank USA	(1%)	EUR 250,000	13,075	(11,511)	1,564
Standard Chartered PLC		Jun. 2021	Goldman Sachs Bank USA	(1%)	EUR 550,000	53,272	(56,696)	(3,424)
TOTAL BUY PROTECTION						112,500	(123,148)	(10,648)
Sell Protection
5-Year iTraxx Europe Senior Financial Series 25 Index	NR	Jun. 2021	ICE	1%	EUR 1,500,000	(11,766)	0	(11,766)
Deutsche Bank AG	BBB-	Dec. 2016	JPMorgan Chase Bank, N.A.	1%	EUR 550,000	(3,804)	8,605	4,801
Sky PLC	BBB-	Jun. 2021	Credit Suisse Intl.	1%	EUR 150,000	(152)	564	412
TOTAL SELL PROTECTION						(15,722)	9,169	(6,553)

TOTAL CREDIT DEFAULT SWAPS						$96,778	$(113,979)	$(17,201)

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) Swaps with Intercontinental Exchange (ICE) are centrally cleared over-the-counter (OTC) swaps.

 (3) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Portfolio could be required to make if a credit event were to occur.

 (4) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

For the period, the average monthly notional amount for swaps in the aggregate was $3,494,480.

Currency Abbreviations

AUD – Australian dollar

CAD – Canadian dollar

CHF – Swiss franc

CLP – Chilean peso

CNY – Chinese Yuan

CZK – Czech koruna

DKK – Danish krone

EUR – European Monetary Unit

GBP – British pound

HKD – Hong Kong dollar

ILS – Israeli shekel

JPY – Japanese yen

KRW – Korean won

MXN – Mexican peso

MYR – Malyasian ringgit

NOK – Norwegian krone

NZD – New Zealand dollar

PLN – Polish zloty (new)

RUB – Russian ruble

SEK – Swedish krona

SGD – Singapore dollar

THB – Thai baht

TRY – Turkish Lira

ZAR – South African rand

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,238,048 or 3.6% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Non-income producing - Security is in default.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $161,689.

 (g) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $78,923.

 (h) Security is perpetual in nature with no stated maturity date.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,859
Fidelity Mortgage Backed Securities Central Fund	2,073
Total	$5,932

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$160,259	$2,073	$--	$165,605	0.0%
Total	$160,259	$2,073	$--	$165,605

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$23,239,384	$--	$23,239,384	$--
U.S. Government Agency - Mortgage Securities	3,943,995	--	3,943,995	--
Asset-Backed Securities	143,720	--	143,720	--
Commercial Mortgage Securities	2,617,792	--	2,617,792	--
U.S. Government and Government Agency Obligations	2,886,412	--	2,886,412	--
Foreign Government and Government Agency Obligations	18,543,866	--	18,543,866	--
Municipal Securities	333,153	--	333,153	--
Preferred Securities	4,480,888	--	4,480,888	--
Fixed-Income Funds	165,605	165,605	--	--
Money Market Funds	4,178,228	4,178,228	--	--
Purchased Swaptions	18,555	--	18,555	--
Total Investments in Securities:	$60,551,598	$4,343,833	$56,207,765	$--
Derivative Instruments:
Assets
Foreign Currency Contracts	$577,229	$--	$577,229	$--
Futures Contracts	285,525	285,525	--	--
Swaps	131,669	--	131,669	--
Total Assets	$994,423	$285,525	$708,898	$--
Liabilities
Foreign Currency Contracts	$(184,565)	$--	$(184,565)	$--
Futures Contracts	(80,619)	(80,619)	--	--
Swaps	(34,891)	--	(34,891)	--
Total Liabilities	$(300,075)	$(80,619)	$(219,456)	$--
Total Derivative Instruments:	$694,348	$204,906	$489,442	$--
Other Financial Instruments:
TBA Sale Commitments	$(306,750)	$--	$(306,750)	$--
Total Other Financial Instruments:	$(306,750)	$--	$(306,750)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Purchased Swaptions(a)	$18,555	$0
Swaps(b)	131,669	(34,891)
Total Credit Risk	150,224	(34,891)
Foreign Exchange Risk
Foreign Currency Contracts(c)	577,229	(184,565)
Total Foreign Exchange Risk	577,229	(184,565)
Interest Rate Risk
Futures Contracts(d)	285,525	(80,619)
Total Interest Rate Risk	285,525	(80,619)
Total Value of Derivatives	$1,012,978	$(300,075)

 (a) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

 (b) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items. For centrally cleared OTC swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in net unrealized appreciation (depreciation).

 (c) Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on foreign currency contracts line-items.

 (d) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

The following table is a summary of the Fund's derivatives inclusive of potential netting arrangements.

Counterparty	Value of Derivative Assets	Value of Derivative Liabilities	Collateral Received(a)	Collateral Pledged(a)	Net(b)
Goldman Sachs Bank USA	218,177	(104,265)	--	--	113,912
JPMorgan Chase Bank, N.A.	94,716	(43,683)	--	--	51,033
Citibank, N.A.	31,352	(54,605)	--	--	(23,253)
Credit Suisse Intl.	9,630	(4,056)	--	--	5,574
Barclays Bank PLC	2,439	(620)	--	--	1,819
BNP Paribas SA	365,826	(461)	--	--	365,365
Centrally Cleared OTC Swaps	5,313	(11,766)	--	6,453	--
Exchange Traded Futures	285,525	(80,619)	--	--	204,906
Total	$1,012,978	$(300,075)

 (a) Reflects collateral received from or pledged to an individual counterparty, excluding any excess or initial collateral amounts.

 (b) Net represents the receivable / (payable) that would be due from / (to) the counterparty in an event of default. Netting may be allowed across transactions traded under the same legal agreement with the same legal entity. Please refer to Derivative Instruments - Risk Exposures and the Use of Derivative Instruments section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2016
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $57,013,506)	$56,207,765
Fidelity Central Funds (cost $4,336,509)	4,343,833
Total Investments (cost $61,350,015)		$60,551,598
Cash		83,237
Foreign currency held at value (cost $153,933)		154,535
Receivable for investments sold		255,347
Receivable for TBA sale commitments		305,730
Unrealized appreciation on foreign currency contracts		577,229
Receivable for fund shares sold		503,267
Interest receivable		509,039
Distributions receivable from Fidelity Central Funds		1,339
Receivable for daily variation margin for derivative instruments		9,531
Bi-lateral OTC swaps, at value		126,356
Receivable from investment adviser for expense reductions		15,275
Other receivables		44
Total assets		63,092,527
Liabilities
Payable for investments purchased
Regular delivery	$679,800
Delayed delivery	264,835
TBA sale commitments, at value	306,750
Unrealized depreciation on foreign currency contracts	184,565
Payable for fund shares redeemed	82,584
Bi-lateral OTC swaps, at value	23,125
Accrued management fee	27,992
Distribution and service plan fees payable	5,219
Other affiliated payables	8,358
Other payables and accrued expenses	76,393
Total liabilities		1,659,621
Net Assets		$61,432,906
Net Assets consist of:
Paid in capital		$63,580,886
Distributions in excess of net investment income		(224,551)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,695,208)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(228,221)
Net Assets		$61,432,906
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($4,851,414 ÷ 524,236 shares)		$9.25
Maximum offering price per share (100/96.00 of $9.25)		$9.64
Class T:
Net Asset Value and redemption price per share ($2,767,550 ÷ 299,083 shares)		$9.25
Maximum offering price per share (100/96.00 of $9.25)		$9.64
Class C:
Net Asset Value and offering price per share ($4,466,246 ÷ 483,574 shares)(a)		$9.24
Global Bond:
Net Asset Value, offering price and redemption price per share ($44,353,591 ÷ 4,790,729 shares)		$9.26
Class I:
Net Asset Value, offering price and redemption price per share ($4,994,105 ÷ 539,547 shares)		$9.26

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2016
Investment Income
Dividends		$140,605
Interest		795,632
Income from Fidelity Central Funds		5,932
Income before foreign taxes withheld		942,169
Less foreign taxes withheld		(21,396)
Total income		920,773
Expenses
Management fee	$162,897
Transfer agent fees	35,401
Distribution and service plan fees	28,966
Accounting fees and expenses	15,045
Custodian fees and expenses	4,986
Independent trustees' fees and expenses	132
Registration fees	60,559
Audit	82,759
Legal	25
Miscellaneous	(1,280)
Total expenses before reductions	389,490
Expense reductions	(142,783)	246,707
Net investment income (loss)		674,066
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(378,185)
Foreign currency transactions	395,802
Futures contracts	83,022
Swaps	18,391
Total net realized gain (loss)		119,030
Change in net unrealized appreciation (depreciation) on: Investment securities	3,099,873
Assets and liabilities in foreign currencies	233,087
Futures contracts	185,987
Swaps	(4,461)
Delayed delivery commitments	(1,126)
Total change in net unrealized appreciation (depreciation)		3,513,360
Net gain (loss)		3,632,390
Net increase (decrease) in net assets resulting from operations		$4,306,456

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2016	Year ended December 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$674,066	$1,455,764
Net realized gain (loss)	119,030	(2,471,723)
Change in net unrealized appreciation (depreciation)	3,513,360	(2,121,017)
Net increase (decrease) in net assets resulting from operations	4,306,456	(3,136,976)
Distributions to shareholders from net investment income	(552,763)	–
Return of capital	–	(1,515,599)
Total distributions	(552,763)	(1,515,599)
Share transactions - net increase (decrease)	(1,109,736)	2,358,481
Total increase (decrease) in net assets	2,643,957	(2,294,094)
Net Assets
Beginning of period	58,788,949	61,083,043
End of period	$61,432,906	$58,788,949
Other Information
Distributions in excess of net investment income end of period	$(224,551)	$(345,854)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Global Bond Fund Class A

	Six months ended June 30,	Years ended December 31,
	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$8.68	$9.38	$9.56	$10.14	$10.00
Income from Investment Operations
Net investment income (loss)B	.097	.205	.199	.172	.088
Net realized and unrealized gain (loss)	.553	(.692)	(.187)	(.553)	.207
Total from investment operations	.650	(.487)	.012	(.381)	.295
Distributions from net investment income	(.080)	–	(.006)	–	(.078)
Distributions from net realized gain	–	–	–	(.002)	(.077)
Return of capital	–	(.213)	(.186)	(.197)	–
Total distributions	(.080)	(.213)	(.192)	(.199)	(.155)
Net asset value, end of period	$9.25	$8.68	$9.38	$9.56	$10.14
Total ReturnC,D,E	7.52%	(5.24)%	.08%	(3.76)%	2.95%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.60%H	1.46%	1.44%	1.30%	1.61%H
Expenses net of fee waivers, if any	1.00%H	1.00%	1.00%	1.00%	1.00%H
Expenses net of all reductions	1.00%H	1.00%	1.00%	1.00%	1.00%H
Net investment income (loss)	2.17%H	2.26%	2.05%	1.77%	1.44%H
Supplemental Data
Net assets, end of period (000 omitted)	$4,851	$4,781	$4,770	$3,965	$3,041
Portfolio turnover rateI	114%H	110%	227%	245%	91%H

 A For the period May 22, 2012 (commencement of operations) to December 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Global Bond Fund Class T

	Six months ended June 30,	Years ended December 31,
	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$8.68	$9.38	$9.56	$10.14	$10.00
Income from Investment Operations
Net investment income (loss)B	.098	.204	.199	.172	.088
Net realized and unrealized gain (loss)	.553	(.691)	(.187)	(.553)	.207
Total from investment operations	.651	(.487)	.012	(.381)	.295
Distributions from net investment income	(.081)	–	(.006)	–	(.078)
Distributions from net realized gain	–	–	–	(.002)	(.077)
Return of capital	–	(.213)	(.186)	(.197)	–
Total distributions	(.081)	(.213)	(.192)	(.199)	(.155)
Net asset value, end of period	$9.25	$8.68	$9.38	$9.56	$10.14
Total ReturnC,D,E	7.53%	(5.24)%	.08%	(3.76)%	2.95%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.62%H	1.48%	1.46%	1.30%	1.61%H
Expenses net of fee waivers, if any	1.00%H	1.00%	1.00%	1.00%	1.00%H
Expenses net of all reductions	1.00%H	1.00%	1.00%	1.00%	1.00%H
Net investment income (loss)	2.17%H	2.26%	2.05%	1.77%	1.44%H
Supplemental Data
Net assets, end of period (000 omitted)	$2,768	$3,037	$3,012	$2,943	$2,747
Portfolio turnover rateI	114%H	110%	227%	245%	91%H

 A For the period May 22, 2012 (commencement of operations) to December 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Global Bond Fund Class C

	Six months ended June 30,	Years ended December 31,
	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$8.67	$9.37	$9.55	$10.14	$10.00
Income from Investment Operations
Net investment income (loss)B	.063	.137	.126	.099	.042
Net realized and unrealized gain (loss)	.561	(.690)	(.185)	(.558)	.208
Total from investment operations	.624	(.553)	(.059)	(.459)	.250
Distributions from net investment income	(.054)	–	(.004)	–	(.033)
Distributions from net realized gain	–	–	–	(.002)	(.077)
Return of capital	–	(.147)	(.117)	(.129)	–
Total distributions	(.054)	(.147)	(.121)	(.131)	(.110)
Net asset value, end of period	$9.24	$8.67	$9.37	$9.55	$10.14
Total ReturnC,D,E	7.22%	(5.94)%	(.65)%	(4.53)%	2.50%
Ratios to Average Net AssetsF,G
Expenses before reductions	2.39%H	2.25%	2.22%	2.08%	2.36%H
Expenses net of fee waivers, if any	1.75%H	1.75%	1.75%	1.75%	1.75%H
Expenses net of all reductions	1.75%H	1.75%	1.75%	1.75%	1.75%H
Net investment income (loss)	1.42%H	1.51%	1.30%	1.01%	.69%H
Supplemental Data
Net assets, end of period (000 omitted)	$4,466	$3,541	$4,340	$3,579	$2,994
Portfolio turnover rateI	114%H	110%	227%	245%	91%H

 A For the period May 22, 2012 (commencement of operations) to December 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Global Bond Fund

	Six months ended June 30,	Years ended December 31,
	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$8.68	$9.38	$9.56	$10.14	$10.00
Income from Investment Operations
Net investment income (loss)B	.109	.227	.223	.199	.103
Net realized and unrealized gain (loss)	.561	(.691)	(.188)	(.556)	.208
Total from investment operations	.670	(.464)	.035	(.357)	.311
Distributions from net investment income	(.090)	–	(.007)	–	(.094)
Distributions from net realized gain	–	–	–	(.002)	(.077)
Return of capital	–	(.236)	(.208)	(.221)	–
Total distributions	(.090)	(.236)	(.215)	(.223)	(.171)
Net asset value, end of period	$9.26	$8.68	$9.38	$9.56	$10.14
Total ReturnC,D	7.75%	(5.00)%	.32%	(3.53)%	3.11%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.21%G	1.09%	1.09%	.99%	1.28%G
Expenses net of fee waivers, if any	.75%G	.75%	.75%	.75%	.75%G
Expenses net of all reductions	.75%G	.75%	.75%	.75%	.75%G
Net investment income (loss)	2.42%G	2.51%	2.30%	2.02%	1.69%G
Supplemental Data
Net assets, end of period (000 omitted)	$44,354	$44,497	$46,242	$45,300	$155,463
Portfolio turnover rateH	114%G	110%	227%	245%	91%G

 A For the period May 22, 2012 (commencement of operations) to December 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Global Bond Fund Class I

	Six months ended June 30,	Years ended December 31,
	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$8.68	$9.38	$9.56	$10.14	$10.00
Income from Investment Operations
Net investment income (loss)B	.108	.226	.223	.196	.104
Net realized and unrealized gain (loss)	.562	(.690)	(.188)	(.553)	.207
Total from investment operations	.670	(.464)	.035	(.357)	.311
Distributions from net investment income	(.090)	–	(.007)	–	(.094)
Distributions from net realized gain	–	–	–	(.002)	(.077)
Return of capital	–	(.236)	(.208)	(.221)	–
Total distributions	(.090)	(.236)	(.215)	(.223)	(.171)
Net asset value, end of period	$9.26	$8.68	$9.38	$9.56	$10.14
Total ReturnC,D	7.75%	(5.00)%	.32%	(3.53)%	3.11%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.23%G	1.14%	1.15%	1.02%	1.36%G
Expenses net of fee waivers, if any	.75%G	.75%	.75%	.75%	.75%G
Expenses net of all reductions	.75%G	.75%	.75%	.75%	.75%G
Net investment income (loss)	2.42%G	2.51%	2.30%	2.02%	1.69%G
Supplemental Data
Net assets, end of period (000 omitted)	$4,994	$2,932	$2,718	$2,646	$2,580
Portfolio turnover rateH	114%G	110%	227%	245%	91%G

 A For the period May 22, 2012 (commencement of operations) to December 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended June 30, 2016

1. Organization.

Fidelity Global Bond Fund (the Fund) is a fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Global Bond and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Swaps	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2016 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, closed foreign currency contracts, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency including foreign currency contracts, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, foreign currency transactions, market discount, tax return of capital distribution, partnerships (including allocations from Fidelity Central Funds), capital loss carryforwards, net operating losses and losses deferred due to wash sales, futures contracts and excise tax regulations.

For the period ended December 31, 2015, the Fund's distributions exceeded the aggregate amount of taxable income and net realized gains resulting in a return of capital for tax purposes. This was due to reductions in taxable income available for distribution after certain distributions had been made.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$1,583,114
Gross unrealized depreciation	(2,446,051)
Net unrealized appreciation (depreciation) on securities	$(862,937)
Tax cost	$61,414,535

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(901,438)
Long-term	(689,196)
Total no expiration	$(1,590,634)

The Fund elected to defer to its next fiscal year approximately $216,731 of ordinary losses recognized during the period November 1, 2015 to December 31, 2015.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as foreign currency contracts, options and bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse. A summary of the Fund's derivatives inclusive of potential netting arrangements is presented at the end of the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Purchased Options	$45,324	$(29,079)
Swaps	18,391	(4,461)
Total Credit Risk	63,715	(33,540)
Foreign Exchange Risk
Foreign Currency Contracts	418,849	229,111
Interest Rate Risk
Futures Contracts	83,022	185,987
Totals	$565,586	$381,558

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Foreign Currency Contracts. Foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fund used foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on foreign currency contracts during the period is included in the Statement of Operations as part of net realized gain (loss) on foreign currency transactions and change in unrealized gain (loss) on assets and liabilities in foreign currencies, respectively.

Any open foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to potential credit events.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included on the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps".

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $26,598,686 and $31,126,852, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$5,978	$2,799
Class T	-%	.25%	3,599	2,638
Class C	.75%	.25%	19,389	12,737
			$28,966	$18,174

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$536
Class T	287
Class C(a)	196
$1,019

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$5,446.23
Class T	3,574.25
Class C	4,907.25
Global Bond	19,478.09
Class I	1,996.12
	$35,401

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $53 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through February 28, 2017. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.00%	$14,354
Class T	1.00%	8,932
Class C	1.75%	12,247
Global Bond	.75%	98,996
Class I	.75%	8,134
		$142,663

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $120.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2016	Year ended December 31, 2015
From net investment income
Class A	$42,347	$–
Class T	26,036	–
Class C	23,108	–
Global Bond	427,634	–
Class I	33,638	–
Total	$552,763	$–
From Return of Capital
Class A	$–	$115,318
Class T	–	71,214
Class C	–	62,994
Global Bond	–	1,192,630
Class I	–	73,443
Total	$–	$1,515,599

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2016	Year ended December 31, 2015	Six months ended June 30, 2016	Year ended December 31, 2015
Class A
Shares sold	77,912	95,613	$703,453	$869,745
Reinvestment of distributions	4,632	12,686	41,657	113,670
Shares redeemed	(108,918)	(66,204)	(980,956)	(597,119)
Net increase (decrease)	(26,374)	42,095	$(235,846)	$386,296
Class T
Shares sold	22,686	33,315	$204,935	$300,501
Reinvestment of distributions	2,900	7,950	26,036	71,214
Shares redeemed	(76,261)	(12,583)	(686,549)	(114,205)
Net increase (decrease)	(50,675)	28,682	$(455,578)	$257,510
Class C
Shares sold	160,668	50,403	$1,454,558	$453,032
Reinvestment of distributions	2,515	7,033	22,575	62,933
Shares redeemed	(87,876)	(112,322)	(789,658)	(1,016,047)
Net increase (decrease)	75,307	(54,886)	$687,475	$(500,082)
Global Bond
Shares sold	887,202	1,019,852	$8,080,957	$9,291,029
Reinvestment of distributions	46,619	130,481	419,005	1,169,580
Shares redeemed	(1,267,027)	(954,687)	(11,447,747)	(8,673,341)
Net increase (decrease)	(333,206)	195,646	$(2,947,785)	$1,787,268
Class I
Shares sold	280,709	44,879	$2,554,146	$400,917
Reinvestment of distributions	3,639	8,175	32,812	73,204
Shares redeemed	(82,463)	(5,151)	(744,960)	(46,632)
Net increase (decrease)	201,885	47,903	$1,841,998	$427,489

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 56% of the total outstanding shares of the Fund.

12. Risks of Investing in European Countries.

The recent global financial crisis has created uncertainty surrounding the sovereign debt of many European countries. If there is a default or debt restructuring by any European country, or if one or more countries leave the European Monetary Union or the European Monetary Union dissolves, there may be wide-ranging effects on global markets. Such events could significantly affect the value or liquidity of the Fund's investments in the region or with exposure to the region.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity School Street Trust and Shareholders of Fidelity Global Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Global Bond Fund (a fund of Fidelity School Street Trust) at June 30, 2016, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Global Bond Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
August 22, 2016

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period-B January 1, 2016 to June 30, 2016
Class A	1.00%
Actual		$1,000.00	$1,075.20	$5.16
Hypothetical-C		$1,000.00	$1,019.89	$5.02
Class T	1.00%
Actual		$1,000.00	$1,075.30	$5.16
Hypothetical-C		$1,000.00	$1,019.89	$5.02
Class C	1.75%
Actual		$1,000.00	$1,072.20	$9.02
Hypothetical-C		$1,000.00	$1,016.16	$8.77
Global Bond	.75%
Actual		$1,000.00	$1,077.50	$3.87
Hypothetical-C		$1,000.00	$1,021.13	$3.77
Class I	.75%
Actual		$1,000.00	$1,077.50	$3.87
Hypothetical-C		$1,000.00	$1,021.13	$3.77

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .005%.

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

www.fidelity.com

GLB-SANN-0816
1.939064.104

Fidelity Advisor® Intermediate Municipal Income Fund -
Class A, Class T, Class C and Class I

Semi-Annual Report

June 30, 2016

Class A, Class T, Class C and Class I are classes of Fidelity® Intermediate Municipal Income Fund

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five States as of June 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Illinois	13.7	13.5
Florida	12.8	13.7
Texas	10.6	9.6
New York	8.7	7.8
California	8.1	8.5

Top Five Sectors as of June 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	37.4	38.5
Health Care	13.0	14.5
Transportation	12.8	10.3
Escrowed/Pre-Refunded	10.3	9.2
Electric Utilities	9.3	8.8

Quality Diversification (% of fund's net assets)

As of June 30, 2016
AAA	6.5%
AA,A	71.9%
BBB	9.5%
BB and Below	1.8%
Not Rated	3.3%
Short-Term Investments and Net Other Assets	7.0%

As of December 31, 2015
AAA	6.6%
AA,A	73.3%
BBB	9.5%
BB and Below	2.2%
Not Rated	2.9%
Short-Term Investments and Net Other Assets	5.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 92.8%
	Principal Amount (000s)	Value (000s)
Alabama - 1.0%
Birmingham Gen. Oblig. Series 2013 A, 0% 3/1/43 (a)	2,800	3,100
Mobile County Board of School Commissioners Series 2016 B:
5% 3/1/29	$6,050	$7,540
5% 3/1/30	6,305	7,820
5% 3/1/31	6,320	7,808
5% 3/1/32	5,075	6,245
5% 3/1/33	7,380	9,039
Montgomery Med. Clinic Facilities:
5% 3/1/26	2,000	2,385
5% 3/1/27	4,030	4,771
5% 3/1/28	4,350	5,118
5% 3/1/29	3,570	4,164
5% 3/1/30	4,305	4,998

TOTAL ALABAMA		62,988

Alaska - 0.3%
Alaska Gen. Oblig. Series 2016 A, 5% 8/1/33	7,450	9,226
Alaska Int'l. Arpts. Revs. Series 2016 B, 5% 10/1/33 (b)	7,800	9,572

TOTAL ALASKA		18,798

Arizona - 1.9%
Arizona Ctfs. of Prtn. Series 2010 A:
5% 10/1/16 (FSA Insured)	7,000	7,074
5% 10/1/17 (FSA Insured)	10,000	10,530
5% 10/1/18 (FSA Insured)	2,500	2,731
5.25% 10/1/20 (FSA Insured)	6,695	7,539
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 D:
5.5% 1/1/38	6,300	6,743
6% 1/1/27	1,400	1,510
Arizona School Facilities Board Ctfs. of Prtn. Series 2008, 5.75% 9/1/22 (Pre-Refunded to 9/1/18 @ 100)	15,000	16,626
Glendale Gen. Oblig. Series 2015, 4% 7/1/21 (FSA Insured)	2,210	2,513
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.) Series 2007, 5% 12/1/32 (Pre-Refunded to 12/1/17 @ 100)	1,360	1,442
Glendale Sr. Excise Tax Rev. Series 2015 A:
5% 7/1/27	8,000	9,980
5% 7/1/28	7,470	9,277
5% 7/1/29	8,140	10,049
Glendale Trans. Excise Tax Rev.:
5% 7/1/24 (FSA Insured)	1,820	2,302
5% 7/1/25 (FSA Insured)	2,125	2,717
5% 7/1/26 (FSA Insured)	3,670	4,633
Maricopa County Mesa Unified School District # 4 Series 2016, 4% 7/1/18	2,100	2,237
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2016, 5% 7/1/21 (b)	1,785	2,110
Phoenix Civic Impt. Corp. Excise Tax Rev.:
Series 2011 A, 5% 7/1/20	1,050	1,219
Series 2011 C, 5% 7/1/21	1,000	1,194
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2009 A, 5% 7/1/18	7,665	8,328
Pima County Swr. Sys. Rev.:
Series 2011 B:
5% 7/1/20	2,150	2,495
5% 7/1/25 (Pre-Refunded to 7/1/21 @ 100)	2,000	2,385
Series 2012 A:
5% 7/1/22	500	609
5% 7/1/23	1,100	1,345
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2009 A, 5% 1/1/26	600	662

TOTAL ARIZONA		118,250

California - 8.1%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.) Series 2009 B, 6.25% 8/1/39	1,700	1,980
Alameda Corridor Trans. Auth. Rev. Series 2013 A, 5% 10/1/23	2,160	2,695
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Bonds 1.5%, tender 4/2/18 (c)	6,800	6,871
Series 2009 F1, 5.625% 4/1/44 (Pre-Refunded to 4/1/19 @ 100)	5,200	5,897
California Dept. of Wtr. Resources Series AI:
5% 12/1/25	2,195	2,651
5% 12/1/29	4,865	5,835
California Econ. Recovery Series 2009 A:
5% 7/1/18 (Escrowed to Maturity)	1,030	1,120
5% 7/1/18 (Escrowed to Maturity)	3,480	3,785
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	50	50
5% 3/1/19	1,470	1,577
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	2,800	2,963
5.25% 12/1/33	110	110
5.25% 4/1/34	30	30
5.5% 8/1/29	13,900	15,293
5.5% 4/1/30	5	5
5.5% 8/1/30	10,000	11,002
6% 3/1/33	12,375	14,589
6% 4/1/38	7,500	8,542
6% 11/1/39	35,800	41,796
6.5% 4/1/33	150	174
California Health Facilities Fing. Auth. Rev.:
(Providence Health and Svcs. Proj.):
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	100	113
6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	5,300	5,991
(St. Joseph Health Sys. Proj.) Series 2013 A, 5% 7/1/25	4,000	4,931
Bonds (Children's Hosp. of Orange County Proj.) Series 2012 A, 2.21%, tender 7/7/16 (c)	4,500	4,518
Series 2011 D, 5% 8/15/35	3,000	3,599
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2010 A, 0.9%, tender 8/1/16 (c)(d)(e)	45,650	45,650
California Pub. Works Board Lease Rev.:
(Univ. Proj.) Series 2011 B, 5.25% 10/1/24 (Pre-Refunded to 10/1/21 @ 100)	4,345	5,295
(Various Cap. Projs.) Series 2012 G:
5% 11/1/23	1,000	1,227
5% 11/1/24	1,000	1,227
(Various Cap. Projs.) Series 2011 A:
5.25% 10/1/24	4,000	4,840
5.25% 10/1/25	4,000	4,833
(Various Cap. Projs.):
Series 2009 G1, 5.25% 10/1/17	15,275	16,154
Series 2012 A:
5% 4/1/22	2,100	2,546
5% 4/1/23	5,000	6,059
(Various Judicial Council Projects) Series 2011 D:
5% 12/1/20	3,250	3,810
5% 12/1/21	2,500	3,006
Series 2009 G1, 5.75% 10/1/30	2,100	2,412
Series 2009 I, 6.125% 11/1/29	1,300	1,525
Series 2010 A, 5.75% 3/1/30	4,100	4,779
California State Univ. Rev. Series 2009 A:
5.75% 11/1/25 (Pre-Refunded to 5/1/19 @ 100)	5,000	5,707
5.75% 11/1/28 (Pre-Refunded to 5/1/19 @ 100)	5,000	5,707
California Stwd Cmnty. Dev. Auth. Series 2016, 5% 5/15/18	1,000	1,079
Central Valley Fing. Auth. Cogeneration Proj. Rev. (Carson Ice-Gen. Proj.) Series 2009, 5.25% 7/1/20	600	699
Elsinore Valley Muni. Wtr. District Ctfs. of Prtn. Series 2008 A:
5% 7/1/21 (Pre-Refunded to 7/1/18 @ 100)	1,815	1,972
5% 7/1/22 (Pre-Refunded to 7/1/18 @ 100)	3,155	3,428
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2013 A, 5% 6/1/29	5,000	6,140
Los Angeles Cmnty. College District:
Series 2008 A, 6% 8/1/33 (Pre-Refunded to 8/1/19 @ 100)	4,000	4,636
Series 2010 C, 5.25% 8/1/39	3,700	4,290
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/18 (AMBAC Insured)	1,425	1,429
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2015 A, 5% 7/1/29	10,000	12,670
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 5% 3/1/19	3,300	3,656
Los Angeles Unified School District:
Series 2004 J, 5% 1/1/17	10,000	10,221
Series 2006 A, 5% 7/1/18 (Pre-Refunded to 7/1/16 @ 100)	4,085	4,085
Series 2006 F, 5% 7/1/30 (Pre-Refunded to 7/1/16 @ 100)	2,855	2,855
Los Angeles Wastewtr. Sys. Rev. Series 2009 A:
5.75% 6/1/34	1,780	2,030
5.75% 6/1/34 (Pre-Refunded to 6/1/19 @ 100)	2,220	2,542
Modesto Irrigation District Elec. Rev. Series 2011 A:
5% 7/1/22	1,000	1,179
5% 7/1/23	3,800	4,435
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 2010 A:
5% 7/1/19	1,185	1,330
5% 7/1/20	2,000	2,229
5% 7/1/21	1,500	1,671
5% 7/1/22	2,250	2,506
Oakland Gen. Oblig. Series 2009 B, 6% 1/15/34 (Pre-Refunded to 1/15/19 @ 100)	1,485	1,684
Oakland Unified School District Alameda County:
Series 2009 A, 6.5% 8/1/21	2,250	2,597
Series 2013, 6.25% 8/1/28	1,860	2,230
Series 2015 A:
5% 8/1/26 (FSA Insured)	3,500	4,443
5% 8/1/28	1,000	1,236
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A, 5% 2/1/23	5,865	7,006
Port of Oakland Rev. Series 2012 P, 5% 5/1/22 (e)	5,000	6,015
Poway Unified School District Series B:
0% 8/1/36	12,950	7,209
0% 8/1/37	16,850	9,054
0% 8/1/38	4,650	2,405
0% 8/1/40	2,240	1,081
Poway Unified School District Pub. Fing.:
5% 9/1/25	1,160	1,429
5% 9/1/28	1,600	1,927
5% 9/1/32	1,685	1,975
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (FGIC Insured)	3,115	2,418
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Proctor & Gamble Proj.) Series 2009:
5.25% 7/1/20	700	820
5.25% 7/1/21	700	842
San Bernardino Cmnty. College District Series A, 6.5% 8/1/27 (Pre-Refunded to 8/1/18 @ 100)	3,500	3,923
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.):
Series 2009 A:
5% 8/1/19	8,465	9,442
5.25% 8/1/26	2,200	2,472
5.5% 8/1/20	2,000	2,281
Series 2009 B, 5% 8/1/18	7,355	7,890
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/23	8,900	10,743
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2009 A:
5% 5/15/21 (Pre-Refunded to 5/15/19 @ 100)	3,240	3,640
5% 5/15/22 (Pre-Refunded to 5/15/19 @ 100)	2,000	2,247
San Diego Unified School District:
Series 2008 C:
0% 7/1/34	2,600	1,594
0% 7/1/39	7,200	3,689
0% 7/1/46	20,405	8,184
0% 7/1/47	13,000	5,042
Series 2008 E, 0% 7/1/49	4,500	1,587
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (Pre-Refunded to 8/1/17 @ 100)	4,300	4,516
San Marcos Unified School District Series 2010 B:
0% 8/1/35	3,675	2,122
0% 8/1/37	2,000	1,072
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.) Series 2007 C, 5.75% 2/1/41 (Pre-Refunded to 8/1/17 @ 100)	5,000	5,280
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,808
Sonoma County Jr. College District Rev. Series 2002, 5% 8/1/28 (FSA Insured)	385	386
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (Pre-Refunded to 8/1/18 @ 100)	10,600	11,691
Union Elementary School District Series A, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,310	1,236
Univ. of California Revs.:
Series 2016 O, 5.25% 5/15/39 (Pre-Refunded to 5/15/19 @ 100)	540	610
Series 2016, 5.25% 5/15/39	1,055	1,191
Series O, 5.25% 5/15/39 (Pre-Refunded to 5/15/19 @ 100)	305	344
Ventura County Cmnty. College District Series C, 5.5% 8/1/33 (Pre-Refunded to 8/1/18 @ 100)	4,400	4,842
Washington Township Health Care District Gen. Oblig. Series 2013 A, 5.5% 8/1/40	3,500	4,418
West Contra Costa Unified School District Series 2012, 5% 8/1/26	7,895	9,477

TOTAL CALIFORNIA		502,074

Colorado - 0.5%
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) 0% 7/15/22 (Escrowed to Maturity)	11,100	10,138
Colorado Health Facilities Auth. Rev.:
(Longmont Hosp. Proj.) Series 2006 B, 5.25% 12/1/16 (Escrowed to Maturity)	1,990	2,025
Bonds Series 2008 D3, 5%, tender 11/12/21 (c)	7,585	8,843
E-470 Pub. Hwy. Auth. Rev.:
Serie 2004 C, 5% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,565	3,591
Series 2010 A:
0% 9/1/35	2,000	1,120
0% 9/1/37	3,000	1,549
0% 9/1/38	3,760	1,873

TOTAL COLORADO		29,139

Connecticut - 1.3%
Connecticut Gen. Oblig.:
Series 2005 B, 5.25% 6/1/17 (AMBAC Insured)	3,015	3,140
Series 2009 B, 5% 3/1/18	4,965	5,304
Series 2012 E, 5% 9/15/23	3,000	3,638
Series 2013 A, 0.75% 3/1/17 (c)	1,600	1,600
Series 2014 C, 5% 12/15/16	20,600	21,008
Series 2014 E, 4% 9/1/16	15,000	15,087
Series 2016 A, 4% 3/15/18	21,100	22,221
Connecticut Health & Edl. Facilities Auth. Rev. (Yale-New Haven Hosp. Proj.) Series J1, 5% 7/1/31 (Pre-Refunded to 7/1/16 @ 100)	5,000	5,000

TOTAL CONNECTICUT		76,998

Delaware - 0.1%
Delaware Trans. Auth. (U.S. 301 Proj.) Series 2015, 5% 6/1/55	4,700	5,546
Delaware, New Jersey - 0.1%
Delaware River & Bay Auth. Rev. Series 2014 C:
5% 1/1/22	3,000	3,570
5% 1/1/24	1,270	1,579
5% 1/1/25	2,750	3,440

TOTAL DELAWARE, NEW JERSEY		8,589

District Of Columbia - 0.3%
District of Columbia Rev. Series A, 5% 6/1/40	6,700	7,523
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41 (Pre-Refunded to 10/1/17 @ 100)	7,900	8,378

TOTAL DISTRICT OF COLUMBIA		15,901

Florida - 12.8%
Brevard County School Board Ctfs. of Prtn.:
Series 2014:
5% 7/1/27	3,300	4,096
5% 7/1/30	7,455	9,135
Series 2015 C, 5% 7/1/24	3,000	3,798
Broward County Arpt. Sys. Rev.:
Series 2012 Q1, 5% 10/1/23	3,100	3,735
Series A:
5% 10/1/29 (e)	4,210	5,127
5% 10/1/31 (e)	3,000	3,634
5% 10/1/32 (e)	4,000	4,831
Broward County School Board Ctfs. of Prtn.:
Series 2007 A, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,180	2,180
Series 2012 A:
5% 7/1/21	5,380	6,358
5% 7/1/22	5,000	6,053
5% 7/1/25	5,635	6,760
5% 7/1/26	24,585	29,478
Series 2015 A:
5% 7/1/26	11,500	14,584
5% 7/1/27	9,165	11,510
5% 7/1/28	4,000	4,997
Series 2015 B:
5% 7/1/25	2,160	2,760
5% 7/1/26	11,670	14,800
5% 7/1/27	7,900	9,922
5% 7/1/28	13,510	16,879
Series 2016, 5% 7/1/32	2,500	3,114
Citizens Property Ins. Corp. Series 2011 A1, 5% 6/1/18	2,000	2,158
Clay County School Board Ctfs. of Prtn. Series 2005 B, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,385	1,385
Clearwater Wtr. and Swr. Rev. Series 2011:
5% 12/1/21	1,300	1,549
5% 12/1/23	2,245	2,678
5% 12/1/24	2,365	2,820
Duval County School Board Ctfs. of Prtn. Series 2015 B:
5% 7/1/27	4,385	5,499
5% 7/1/28	1,000	1,250
5% 7/1/30	6,630	8,209
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2006 C, 5% 6/1/29 (Pre-Refunded to 6/1/17 @ 101)	3,400	3,564
Series 2009 D, 5% 6/1/21	2,780	3,144
Series 2011 C:
5% 6/1/20	12,380	14,338
5% 6/1/22	10,000	11,883
Series 2011 E, 5% 6/1/24	5,000	5,926
Series A, 5.5% 6/1/38	1,800	1,970
Florida Dept. of Trans. Rev. Series 2005 A, 5% 7/1/16	3,465	3,465
Florida Dev. Fin. Corp. Healthcare Facility Rev. 6% 2/1/33	4,900	5,701
Florida Gen. Oblig. (Dept. of Trans. Right-of-Way and Bridge Construction Proj.) Series 2008 A, 5.375% 7/1/28 (Pre-Refunded to 7/1/17 @ 100)	3,375	3,563
Florida Mid-Bay Bridge Auth. Rev. Series 2015 A:
5% 10/1/27	3,600	4,374
5% 10/1/28	5,000	6,071
5% 10/1/29	2,725	3,304
5% 10/1/30	2,475	2,996
Florida Muni. Pwr. Agcy. Rev.:
(Requirements Pwr. Supply Proj.) Series 2016 A:
5% 10/1/30	1,830	2,334
5% 10/1/31	2,000	2,530
(St. Lucie Proj.) Series 2012 A, 5% 10/1/26	12,300	14,692
(Stanton II Proj.) Series 2012 A, 5% 10/1/22	2,830	3,463
Series 2015 B:
5% 10/1/24	1,000	1,266
5% 10/1/27	1,500	1,888
Halifax Hosp. Med. Ctr. Rev.:
5% 6/1/28	1,280	1,561
5% 6/1/35	2,500	2,965
5% 6/1/46	2,340	2,735
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2005 I:
5% 11/15/17	2,600	2,751
5% 11/15/18	2,000	2,197
Series 2008 B, 6% 11/15/37	12,000	13,916
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101)	3,600	4,423
Indian River County School Board Ctfs. of Prtn. Series 2014:
5% 7/1/24	2,670	3,353
5% 7/1/25	2,000	2,546
Indian River County Wtr. & Swr. Rev.:
5% 9/1/21	1,855	2,096
5% 9/1/22	2,270	2,564
Jacksonville Sales Tax Rev. Series 2012:
5% 10/1/22	4,000	4,868
5% 10/1/23	5,320	6,499
JEA Wtr. & Swr. Sys. Rev. Series 2010 C, 5% 10/1/20	1,785	1,987
Lake County School Board Ctfs. of Prtn. Series 2014 A:
5% 6/1/25 (FSA Insured)	1,000	1,246
5% 6/1/26 (FSA Insured)	1,800	2,231
5% 6/1/28 (FSA Insured)	500	612
Miami-Dade County Aviation Rev.:
Series 2010 A, 5.375% 10/1/41	4,700	5,407
Series 2010 B, 5% 10/1/35 (FSA Insured)	10,225	11,630
Series 2012 A:
5% 10/1/22 (e)	3,000	3,591
5% 10/1/24 (e)	10,000	11,828
5% 10/1/24	2,165	2,600
Series 2014 A:
5% 10/1/27 (e)	1,325	1,614
5% 10/1/29 (e)	2,805	3,391
5% 10/1/33 (e)	5,600	6,627
5% 10/1/37	7,400	8,965
Series 2015 A, 5% 10/1/35 (e)	2,500	2,934
Miami-Dade County Cap. Asset Acquisition Series 2012 A, 5% 10/1/25	2,250	2,720
Miami-Dade County Expressway Auth.:
Series 2010 A, 5% 7/1/40	8,200	9,239
Series 2014 A, 5% 7/1/44	2,900	3,436
Miami-Dade County Gen. Oblig. (Parks Prog.) Series 2015 A, 5% 11/1/23	4,075	5,089
Miami-Dade County Pub. Facilities Rev. (Jackson Health Sys. Proj.) Series 2005 B, 5% 6/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,195	8,288
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2014 D:
5% 11/1/24	11,680	14,720
5% 11/1/25	12,235	15,333
5% 11/1/26	7,950	9,873
Series 2015 A, 5% 5/1/27 (FSA Insured)	4,220	5,266
Series 2015 B, 5% 5/1/28	13,690	17,045
Series 2015 D, 5% 2/1/30	6,500	8,139
Series 2016 A:
5% 8/1/27	7,560	9,683
5% 5/1/31	19,770	24,773
Miami-Dade County Transit Sales Surtax Rev. Series 2012:
5% 7/1/21	1,250	1,476
5% 7/1/42	1,675	1,946
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5.25% 10/1/18 (FSA Insured)	8,000	8,787
North Brevard County Hosp. District Rev.:
5.75% 10/1/38	2,210	2,403
5.75% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	5,425	6,029
5.75% 10/1/43	535	581
5.75% 10/1/43 (Pre-Refunded to 10/1/18 @ 100)	1,315	1,461
Orange County Health Facilities Auth.:
(Orlando Health, Inc.) Series 2009, 5.25% 10/1/20	4,520	5,121
Series 2012 A, 5% 10/1/42	12,650	14,468
Series 2012 B, 5% 10/1/42	5,200	5,947
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Health Care Sys. Proj.) Series 1996 A, 6.25% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,395
Orange County School Board Ctfs. of Prtn.:
Series 2012 B, 5% 8/1/26	4,000	4,856
Series 2015 C, 5% 8/1/29	7,000	8,820
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/20	2,000	2,306
Orlando Utils. Commission Util. Sys. Rev.:
Series 2011 B:
5% 10/1/19	1,500	1,700
5% 10/1/20	3,500	4,090
Series 2012 A:
5% 10/1/23	1,700	2,146
5% 10/1/25	900	1,175
Palm Beach County School Board Ctfs. of Prtn.:
Series 2014 B:
5% 8/1/17	1,785	1,867
5% 8/1/25	3,200	4,109
Series 2015 B:
5% 8/1/25	1,625	2,087
5% 8/1/27	8,285	10,478
5% 8/1/28	5,485	6,911
Series 2015 D:
5% 8/1/26	24,065	30,667
5% 8/1/27	10,910	13,798
5% 8/1/28	3,730	4,700
5% 8/1/26	10,460	13,329
Palm Beach County Solid Waste Auth. Rev.:
Series 2009, 5.25% 10/1/18 (Berkshire Hathaway Assurance Corp. Insured)	15,000	16,501
Series 2011, 5% 10/1/24	8,600	10,215
Putnam County Dev. Auth. Poll. Cont. Rev. Bonds (Seminole Elec. Coop., Inc. Proj.) Series 2007 B, 5.35%, tender 5/1/18 (c)	5,200	5,582
Saint Lucie County School Board Ctfs. of Prtn. Series 2013 A:
5% 7/1/25	2,000	2,424
5% 7/1/27	4,255	5,114
South Florida Wtr. Mgmt. District Ctfs. of Prtn. Series 2015, 5% 10/1/30	4,000	5,045
South Lake County Hosp. District (South Lake Hosp., Inc.) Series 2009 A, 6.25% 4/1/39	2,700	3,019
Tallahassee Health Facilities Rev.:
(Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A:
5% 12/1/19	530	593
5% 12/1/20	100	115
5% 12/1/21	800	936
Series 2015 A, 5% 12/1/40	1,800	2,084
Tampa Health Sys. Rev. Series 2010, 5% 11/15/19	1,500	1,700
Tampa Solid Waste Sys. Rev. Series 2010:
5% 10/1/17 (FSA Insured) (e)	5,965	6,275
5% 10/1/18 (FSA Insured) (e)	10,515	11,360
5% 10/1/19 (FSA Insured) (e)	5,965	6,638
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/28	1,900	2,266
Volusia County School Board Ctfs. of Prtn. (Florida Master Lease Prog.) Series 2016 A, 5% 8/1/32 (Build America Mutual Assurance Insured)	5,000	6,192

TOTAL FLORIDA		789,224

Georgia - 2.7%
Atlanta Wtr. & Wastewtr. Rev.:
5% 11/1/27	1,000	1,269
5% 11/1/29	2,500	3,152
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georga Pwr. Co. Plant Vogtle Proj.) Series 2008, 1.65%, tender 6/18/21 (c)	8,540	8,585
Colquitt County Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity)	7,015	6,601
DeKalb County Hosp. Auth. Rev. (DeKalb Med. Ctr., Inc. Proj.) Series 2010:
6% 9/1/30	5,800	6,705
6.125% 9/1/40	7,190	8,184
DeKalb County Wtr. & Swr. Rev. Series 2011 A, 5.25% 10/1/25	1,480	1,787
Fulton County Facilities Corp. Ctfs. of Prtn. (Gen. Purp. Proj.) Series 2009:
5% 11/1/18	6,000	6,563
5% 11/1/19	3,000	3,383
Georgia Gen. Oblig. Series 2014 D, 5% 7/1/16	30,630	30,630
Georgia Muni. Elec. Auth. Pwr. Rev.:
(Prerefunded Proj.) Series 2008 D, 5.75% 1/1/19 (Pre-Refunded to 7/1/18 @ 100)	8,510	9,363
(Proj. One) Series 2008 A:
5.25% 1/1/18	7,500	8,011
5.25% 1/1/20	1,625	1,867
(Unrefunded Balance Proj.) Series 2008, 5.75% 1/1/19	2,990	3,276
Series 2005 V, 6.6% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	410	426
Series 2011 A, 5% 1/1/21	9,000	10,550
Series GG:
5% 1/1/22	3,000	3,604
5% 1/1/24	3,625	4,396
5% 1/1/25	1,250	1,503
5% 1/1/26	5,000	5,996
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.):
Series 2014 U, 5% 10/1/24	1,400	1,744
Series Q, 5% 10/1/22	2,000	2,407
Series S:
5% 10/1/22	1,275	1,535
5% 10/1/24	2,425	2,930
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Third Series 2009 A, 5.25% 7/1/36	11,600	13,040
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Scherer Proj.) Series 2009, 2.35%, tender 12/11/20 (c)	6,785	7,055
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009, 5.5% 1/1/36	11,000	12,144

TOTAL GEORGIA		166,706

Hawaii - 0.1%
Hawaii Arpts. Sys. Rev. Series 2015 A, 5% 7/1/45 (e)	4,060	4,811
Hawaii Gen. Oblig. Series DR, 5% 6/1/18	3,655	3,953

TOTAL HAWAII		8,764

Idaho - 0.1%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2008 A:
6.5% 11/1/28	2,700	3,050
6.75% 11/1/37	2,600	2,935
(Trinity Health Group Proj.) 2008 B, 6.25% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	1,600	1,812

TOTAL IDAHO		7,797

Illinois - 13.1%
Chicago Board of Ed.:
Series 1999 A:
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	989
5.25% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,670
Series 2009 D:
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,635	2,772
5% 12/1/20 (Assured Guaranty Corp. Insured)	5,960	6,226
5% 12/1/21 (Assured Guaranty Corp. Insured)	5,200	5,413
Series 2010 F:
5% 12/1/20	1,060	968
5% 12/1/31	20,065	17,806
Series 2011 A, 5.5% 12/1/39	5,900	5,427
Chicago Gen. Oblig.:
(Cap. Impt. Proj.) Series 1999:
0% 1/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,600	2,431
0% 1/1/39 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,370	4,320
(City Colleges Proj.) Series 1999, 0% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	17,310	15,619
Series 2004 A, 5.25% 1/1/29 (FSA Insured)	190	190
Series 2012 C:
5% 1/1/23	2,715	2,814
5% 1/1/25	1,000	1,025
5.25% 1/1/29	12,100	12,347
5.25% 1/1/30	17,000	17,284
Chicago Midway Arpt. Rev.:
Series 2014 A, 5% 1/1/32 (e)	6,500	7,618
Series 2014 B:
5% 1/1/19	350	386
5% 1/1/22	1,000	1,196
5% 1/1/24	3,330	4,139
Series 2016 A:
5% 1/1/29 (e)	2,220	2,699
5% 1/1/30 (e)	3,390	4,105
5% 1/1/31 (e)	2,500	3,016
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2010 D:
5.25% 1/1/18 (e)	750	798
5.25% 1/1/19 (e)	5,125	5,637
Series 2011 B, 5% 1/1/20	4,430	5,023
Series 2011 C, 6.5% 1/1/41	14,475	17,485
Series 2012 A, 5% 1/1/22	1,750	2,089
Series 2012 B:
4% 1/1/17 (e)	6,300	6,400
5% 1/1/22 (e)	7,000	8,217
Chicago Park District Gen. Oblig. Series 2010 C:
5% 1/1/22	3,155	3,574
5% 1/1/23	3,400	3,837
5% 1/1/24	2,000	2,255
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5307 Proj.) Series 2008 A, 5.25% 6/1/23 (Assured Guaranty Corp. Insured)	1,700	1,815
5% 6/1/19 (Pre-Refunded to 12/1/16 @ 100)	3,705	3,772
5% 6/1/19 (Pre-Refunded to 12/1/16 @ 100)	745	758
Chicago Wastewtr. Transmission Rev. Series 2012, 5% 1/1/23	1,300	1,502
Chicago Wtr. Rev. Series 2008, 5.25% 11/1/33	5,200	5,596
Cook County Forest Preservation District:
Series 2012 B:
5% 12/15/23	1,000	1,156
5% 12/15/24	1,000	1,153
Series 2012 C, 5% 12/15/25	2,120	2,440
Cook County Gen. Oblig.:
Series 2010 A, 5.25% 11/15/24	17,925	20,304
Series 2010 G, 5% 11/15/25	2,940	3,287
Series 2011 A, 5.25% 11/15/24	1,500	1,742
Series 2012 C:
5% 11/15/22	2,000	2,351
5% 11/15/23	4,980	5,842
5% 11/15/24	18,655	21,871
5% 11/15/25 (FSA Insured)	520	609
Cook County Thorton Township High School District #205 Series 2008, 5.5% 12/1/19 (Assured Guaranty Corp. Insured)	1,660	1,832
DuPage County Forest Preserve District Rev. Series 2000, 0% 11/1/17	2,700	2,669
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	1,800	1,655
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity)	28,900	25,749
Illinois Edl. Facilities Auth. Rev. Bonds Series 2001 B3, 0.5%, tender 3/7/17 (c)	9,000	8,972
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2008 D, 6.5% 11/1/38 (Pre-Refunded to 11/1/18 @ 100)	2,615	2,965
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	5,200	5,875
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38 (Pre-Refunded to 7/1/18 @ 100)	6,840	7,492
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5% 5/15/18	8,415	9,035
5% 5/15/19	3,940	4,370
(Provena Health Proj.) Series 2010 A:
6% 5/1/20	2,060	2,380
6.25% 5/1/21	6,395	7,552
(Sherman Health Systems Proj.) Series 2007 A, 5.5% 8/1/37 (Pre-Refunded to 8/1/17 @ 100)	14,655	15,414
(Silver Cross Hosp. and Med. Ctr. Proj.) Series 2008 A, 5.5% 8/15/30	1,485	1,590
(The Univ. of Chicago Med. Ctr. Proj.) Series 2009 B, 5% 8/15/23	4,700	5,402
Bonds Series E, 5%, tender 5/1/17 (c)	2,000	2,072
Series 2008 A, 5.625% 1/1/37	21,070	22,298
Series 2008 D, 6.25% 11/1/28 (Pre-Refunded to 11/1/18 @ 100)	3,135	3,536
Series 2009 A, 7.25% 11/1/38 (Pre-Refunded to 11/1/18 @ 100)	5,865	6,758
Series 2009:
6.875% 8/15/38 (Pre-Refunded to 8/15/19 @ 100)	325	385
7% 8/15/44 (Pre-Refunded to 8/15/19 @ 100)	12,915	15,368
Series 2010 A:
5.5% 8/15/24	2,145	2,406
5.75% 8/15/29	1,440	1,620
Series 2012 A, 5% 5/15/23	1,480	1,748
Series 2012:
5% 9/1/32	8,100	9,194
5% 9/1/38	10,910	12,166
5% 11/15/43	3,265	3,640
Series 2013:
5% 11/15/26	2,675	3,096
5% 11/15/29	805	923
5% 5/15/43	7,800	8,628
Series 2015 A:
5% 11/15/27	1,045	1,285
5% 11/15/28	1,250	1,534
5% 11/15/29	1,885	2,304
5% 11/15/32	3,475	4,205
5% 11/15/45	2,090	2,479
Series 2015 C:
5% 8/15/35	6,100	7,183
5% 8/15/44	29,100	33,833
Series 2016 A:
5% 7/1/30	2,620	3,224
5% 7/1/36	3,175	3,826
5% 11/15/21	400	477
5% 11/15/26	3,025	3,764
Illinois Gen. Oblig.:
Series 2006:
5% 1/1/18	9,600	10,086
5% 1/1/19	3,200	3,437
Series 2010, 5% 1/1/21 (FSA Insured)	12,000	13,134
Series 2012 A, 5% 1/1/33	3,600	3,871
Series 2012:
5% 8/1/19	4,475	4,875
5% 3/1/20	3,280	3,560
5% 3/1/21	2,750	3,022
5% 8/1/21	1,600	1,768
5% 3/1/22	5,000	5,557
5% 8/1/22	6,600	7,370
5% 8/1/23	3,400	3,837
Series 2013, 5.5% 7/1/38	4,000	4,500
Series 2014:
5% 4/1/28	1,095	1,217
5% 5/1/32	2,500	2,756
5.25% 2/1/31	10,500	11,720
5% 2/1/26	2,260	2,527
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/28	10,000	12,309
Illinois Sales Tax Rev. Series 2013, 5% 6/15/25	13,360	16,148
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2006 A1, 5% 1/1/26 (Pre-Refunded to 7/1/16 @ 100)	2,300	2,300
Series 2006 A2, 5% 1/1/31 (Pre-Refunded to 7/1/16 @ 100)	34,640	34,640
Series 2015 A, 5% 1/1/40	12,700	15,389
Series 2016 B, 5% 1/1/41	20,000	24,474
Joliet School District #86 Gen. Oblig. Series 2002, 0% 11/1/21 (FSA Insured)	6,870	6,029
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
0% 12/1/18 (AMBAC Insured)	3,960	3,812
0% 12/1/18 (Escrowed to Maturity)	595	582
5% 1/1/26	8,920	10,968
Lake County Cmnty. High School District #117, Antioch Series 2000 B, 0% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,300	4,807
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	8,040	6,750
McHenry County Conservation District Gen. Oblig. Series 2014:
5% 2/1/24	2,300	2,854
5% 2/1/27	6,000	7,470
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1992 A, 0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,415	1,295
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700	3,067
Series 2002 A, 0% 12/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,340	6,336
Series 2010 B1:
0% 6/15/43 (FSA Insured)	15,825	5,785
0% 6/15/44 (FSA Insured)	37,400	13,136
0% 6/15/47 (FSA Insured)	3,755	1,168
Series 2012 B, 0% 12/15/51	48,500	9,855
Series 2002 A, 0% 12/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,235	3,436
0% 6/15/17 (Escrowed to Maturity)	485	482
0% 6/15/17 (Escrowed to Maturity)	1,175	1,167
0% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,580	1,558
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2009 A:
5% 10/1/17	420	441
5% 10/1/17 (Escrowed to Maturity)	580	611
5% 10/1/19	630	661
5% 10/1/19 (Pre-Refunded to 10/1/17 @ 100)	845	890
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.) Series 2009 A, 5.75% 4/1/38 (Pre-Refunded to 4/1/19 @ 100)	2,670	3,029
Series 2013:
6% 10/1/42	3,900	4,732
6.25% 10/1/38	3,900	4,830
Will County Cmnty. Unit School District #365-U:
0% 11/1/16 (Escrowed to Maturity)	995	993
0% 11/1/16 (FSA Insured)	3,005	2,995
0% 11/1/17 (FSA Insured)	1,300	1,281

TOTAL ILLINOIS		810,394

Indiana - 2.7%
Crown Point Multi-School Bldg. Corp. (Crown Point Cmnty. School Corp. Proj.) Series 2000, 0% 1/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,850	6,743
Delaware County Ind. Hosp. Auth. Series 2006, 5.125% 8/1/29 (Pre-Refunded to 8/1/16 @ 100)	2,000	2,006
Hamilton Heights School Bldg. Corp. Series 2006, 5.25% 7/15/16 (FSA Insured)	1,060	1,062
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (Pre-Refunded to 1/15/20 @ 100)	11,380	13,634
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 C, 5.375% 11/1/32	4,200	4,617
Indiana Fin. Auth. Hosp. Rev. Series 2013, 5% 8/15/25	3,110	3,818
Indiana Fin. Auth. Rev.:
(l-69 Section 5 Proj.) Series 2014:
5.25% 9/1/25 (e)	1,160	1,389
5.25% 9/1/27 (e)	700	823
(Trinity Health Cr. Group Proj.) Series 2009 A:
5% 12/1/16	2,220	2,259
5% 12/1/17	855	906
Series 2012:
5% 3/1/22	1,000	1,164
5% 3/1/23	1,500	1,763
5% 3/1/30	1,050	1,201
5% 3/1/41	5,310	5,937
Series 2015, 5% 3/1/36	8,300	9,703
Indiana Fin. Auth. Wastewtr. Util. Rev.:
(CWA Auth. Proj.):
Series 2012 A, 5% 10/1/25	2,165	2,613
Series 2015 A:
5% 10/1/26	2,475	3,142
5% 10/1/28	1,180	1,482
Series 2011 A, 5.25% 10/1/24	4,025	4,805
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (c)	7,800	7,890
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 2001 A2, 1.6%, tender 2/1/17 (c)	5,900	5,934
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2012 A:
5% 1/1/24	1,000	1,194
5% 1/1/25	1,000	1,191
5% 1/1/26	2,745	3,265
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A:
0% 6/1/17 (AMBAC Insured)	3,000	2,980
0% 12/1/17 (AMBAC Insured)	1,470	1,454
0% 6/1/18 (AMBAC Insured)	1,740	1,712
Indianapolis Thermal Energy Sys. Series 2010 B:
5% 10/1/20	8,310	9,558
5% 10/1/21	5,500	6,466
Lake Central Multi-District School Bldg. Corp. Series 2012 B:
4% 1/15/22	1,455	1,655
5% 7/15/22	1,000	1,204
5% 7/15/23	2,700	3,270
5% 7/15/24	4,185	5,015
5% 7/15/25	4,330	5,168
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 7/15/27 (Pre-Refunded to 1/15/17 @ 100)	2,295	2,355
Whiting Envir. Facilities Rev. Bonds (BP Products North America, Inc. Proj.) Series 2015, 5%, tender 11/1/22 (c)(e)	29,770	35,182

TOTAL INDIANA		164,560

Iowa - 0.0%
Iowa Fin. Auth. Health Facilities Rev. Series 2005 A, 5% 2/15/17 (Assured Guaranty Corp. Insured)	1,685	1,729
Kansas - 0.3%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 D, 5% 11/15/19	285	324
Kansas Dev. Fin. Auth. Health Facilities Rev.:
(Hayes Med. Ctr., Inc. Proj.) Series 2010 Q, 5% 5/15/20	1,110	1,232
(KU Health Sys. Proj.) Series 2011 H, 5% 3/1/25	1,000	1,139
Wichita Hosp. Facilities Rev. (Via Christi Health Sys., Inc. Proj.) Series 2009 III A, 5% 11/15/17 (Escrowed to Maturity)	5,000	5,291
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev.:
Series 2012 A:
5% 9/1/23	1,025	1,226
5% 9/1/24	4,415	5,263
Series 2012 B, 5% 9/1/24	1,500	1,788
Series 2016 A:
5% 9/1/30	1,000	1,234
5% 9/1/32	1,150	1,406

TOTAL KANSAS		18,903

Kentucky - 1.9%
Kenton County Arpt. Board Arpt. Rev. Series 2016:
5% 1/1/25	825	1,037
5% 1/1/26	600	764
5% 1/1/29	1,600	1,999
5% 1/1/30	1,675	2,081
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.:
(St. Elizabeth Med. Ctr., Inc. Proj.) Series 2009 A, 5.5% 5/1/39 (Pre-Refunded to 5/1/19 @ 100)	3,000	3,394
Series 2010 A, 6% 6/1/30	1,750	2,016
Series 2015 A:
5% 6/1/25	1,775	2,130
5% 6/1/26	1,870	2,197
5% 6/1/27	1,965	2,290
5% 6/1/28	2,065	2,398
5% 6/1/29	2,170	2,510
5% 6/1/30	2,280	2,626
Kentucky State Property & Buildings Commission Rev.:
(#106 Proj.) Series 2013 A, 5% 10/1/27	3,865	4,654
(Proj. No. 112) Series 2016 B, 5% 11/1/27	9,880	12,308
Series 2008:
5.75% 11/1/23	1,395	1,548
5.75% 11/1/23 (Pre-Refunded to 11/1/18 @ 100)	10,605	11,827
Series 2016 A:
5% 2/1/29	5,720	7,101
5% 2/1/30	5,840	7,210
5% 2/1/32	2,295	2,798
5% 2/1/33	2,850	3,461
Series 2016, 3% 11/1/17	2,470	2,542
Louisville & Jefferson County Series 2013 A:
5.5% 10/1/33	2,500	3,100
5.75% 10/1/38	6,430	7,983
Louisville & Jefferson County Metropolitan Govt. Health Facilities Rev. (Jewish Hosp. & St. Mary's HealthCare Proj.) Series 2008, 6.125% 2/1/37 (Pre-Refunded to 2/1/18 @ 100)	23,325	25,327
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas and Elec. Co. Proj.) Series 2007 B, 1.15%, tender 6/1/17 (c)	3,050	3,056

TOTAL KENTUCKY		118,357

Louisiana - 1.4%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2015:
5% 6/1/17	5,500	5,706
5% 6/1/18	4,000	4,304
Louisiana Gas & Fuel Tax Rev. Bonds Series 2013 B, 0.79%, tender 7/1/16 (c)	30,000	29,952
Louisiana Gen. Oblig.:
Series 2015, 5% 5/1/18	1,635	1,761
Series 2016 B, 5% 8/1/28	6,360	8,013
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2009, 6.75% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	1,700	1,995
Louisiana Stadium and Exposition District Series 2013 A, 5% 7/1/24	2,125	2,590
New Orleans Aviation Board Rev. (North Term. Proj.) Series 2015 B:
5% 1/1/24 (e)	2,500	3,021
5% 1/1/25 (e)	2,000	2,449
5% 1/1/27 (e)	2,250	2,716
New Orleans Gen. Oblig. Series 2012, 5% 12/1/20	3,200	3,715
Tobacco Settlement Fing. Corp. Series 2013 A, 5% 5/15/26	19,400	20,036

TOTAL LOUISIANA		86,258

Maine - 0.3%
Maine Health & Higher Edl. Facilities Auth. Rev. Series 2008 D:
5.75% 7/1/38	2,930	3,199
5.75% 7/1/38 (Pre-Refunded to 7/1/18 @ 100)	1,270	1,396
Maine Tpk. Auth. Tpk. Rev.:
Series 2007, 5.25% 7/1/32 (Pre-Refunded to 7/1/17 @ 100)	2,080	2,176
Series 2009, 6% 7/1/38 (Pre-Refunded to 7/1/19 @ 100)	1,800	2,081
Series 2014, 5% 7/1/16	4,340	4,340
Series 2015:
5% 7/1/25	2,295	2,946
5% 7/1/27	2,000	2,550

TOTAL MAINE		18,688

Maryland - 1.6%
Maryland Econ. Dev. Corp. (Purple Line Lt. Rail Proj.) Series 2016 D:
5% 3/31/30 (e)	1,250	1,551
5% 3/31/51 (e)	2,300	2,768
Maryland Econ. Dev. Corp. Poll. Cont. Rev. (Potomac Elec. Proj.) Series 2006, 6.2% 9/1/22	4,000	4,533
Maryland Gen. Oblig. Series 2012 B, 5% 8/1/16	8,300	8,332
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38	7,755	8,671
(Univ. of Maryland Med. Sys. Proj.):
Series 2008 F:
5% 7/1/17	1,190	1,240
5% 7/1/18	2,500	2,697
Series 2010, 5.125% 7/1/39	3,600	3,959
(Upper Chesapeake Hosp. Proj.) Series 2008 C, 5.5% 1/1/18 (Escrowed to Maturity)	580	604
Bonds:
Series 2012 C, 1.136%, tender 11/15/17 (c)	14,630	14,636
Series 2013 A:
0.886%, tender 5/15/18 (c)	5,285	5,262
0.906%, tender 5/15/18 (c)	8,400	8,367
Series 2010, 5.625% 7/1/30	2,400	2,689
Series 2013 A:
5% 7/1/24	1,245	1,486
5% 7/1/25	1,060	1,259
Series 2015:
5% 7/1/27	1,000	1,221
5% 7/1/28	1,300	1,579
5% 7/1/29	2,200	2,662
5% 7/1/31	1,000	1,200
Series 2016 A:
5% 7/1/33	2,250	2,724
5% 7/1/34	1,650	1,990
5% 7/1/36	1,750	2,093
4% 7/1/42	1,450	1,572
Montgomery County Gen. Oblig. Series 2009 A, 5% 11/1/16	15,570	15,796

TOTAL MARYLAND		98,891

Massachusetts - 1.6%
Braintree Gen. Oblig. Series 2009, 5% 5/15/20 (Pre-Refunded to 5/15/19 @ 100)	2,570	2,880
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2015 A:
5% 7/1/40	1,585	1,970
5% 7/1/45	1,580	1,956
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston College Proj.) Series Q1, 5% 7/1/21	1,840	2,070
Bonds Series 2013 U-6E, 0.96%, tender 7/7/16 (c)	7,100	7,099
Series 2013 A, 6.25% 11/15/28 (d)	5,000	5,616
Series 2015 D, 5% 7/1/44	4,855	5,686
Series 2015 H1, 4% 7/1/17	3,770	3,891
Massachusetts Gen. Oblig.:
Series 2004 B, 5.25% 8/1/20	13,865	16,276
Series 2006 D, 5% 8/1/22 (Pre-Refunded to 8/1/16 @ 100)	5,760	5,778
Series 2007 C:
5.25% 8/1/22 (Pre-Refunded to 8/1/17 @ 100)	3,300	3,462
5.25% 8/1/24 (Pre-Refunded to 8/1/17 @ 100)	4,000	4,197
Series 2011 A, 5% 4/1/23	10,000	11,846
Massachusetts Health & Edl. Facilities Auth. Rev.:
(CareGroup, Inc. Proj.) Series 2008 E1, 5.125% 7/1/33 (Pre-Refunded to 7/1/18 @ 100)	2,000	2,176
(Partners HealthCare Sys., Inc. Proj.) Series 2009 I3:
5% 7/1/20	7,500	8,428
5% 7/1/21	4,700	5,265
Bonds Series 2007 G6, 1.293%, tender 7/7/16 (c)	4,400	4,400
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2001 A, 5.5% 1/1/17 (AMBAC Insured) (e)	4,040	4,054
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series 2007 A, 5% 8/15/22 (Pre-Refunded to 8/15/17 @ 100)	2,340	2,454

TOTAL MASSACHUSETTS		99,504

Michigan - 2.1%
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	1,900	2,073
Series 2006 D, 1.019% 7/1/32 (c)	5,520	5,201
Grand Rapids Pub. Schools Series 2016:
5% 5/1/30 (FSA Insured)	3,500	4,379
5% 5/1/31 (FSA Insured)	5,000	6,235
5% 5/1/32 (FSA Insured)	750	932
5% 5/1/33 (FSA Insured)	3,120	3,860
Kent County Bldg. Auth. Series 2005, 5.5% 6/1/22	3,410	4,221
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A:
5% 11/15/20	1,000	1,162
5% 11/15/21	650	770
Michigan Fin. Auth. Rev.:
Series 2012 A:
5% 6/1/21 (Escrowed to Maturity)	1,540	1,832
5% 6/1/27 (Pre-Refunded to 6/1/22 @ 100)	2,300	2,804
5% 6/1/39 (Pre-Refunded to 6/1/22 @ 100)	4,930	6,010
Series 2012 B, 5% 7/1/22	2,900	2,912
Series 2012:
5% 11/15/36	7,100	8,296
5% 11/15/42	1,560	1,812
Series 2013:
5% 8/15/28	5,585	6,723
5% 8/15/29	2,000	2,400
Series 2015 D1:
5% 7/1/27	425	521
5% 7/1/29	1,000	1,215
5% 7/1/31	1,200	1,448
5% 7/1/32	1,000	1,201
5% 7/1/33	850	1,014
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.75% 5/15/38 (Pre-Refunded to 5/15/18 @ 100)	1,810	1,977
(Trinity Health Sys. Proj.) 5% 12/1/26 (Pre-Refunded to 12/1/16 @ 100)	980	998
Bonds 0.95%, tender 2/1/18 (c)	6,005	6,022
Series 2008 A1, 6.5% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	4,365	4,958
6.5% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	955	1,085
6.5% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	180	204
Michigan Trunk Line Fund Rev.:
Series 2005, 5.5% 11/1/20 (FSA Insured)	9,735	11,582
Series 2014, 5% 11/15/16	5,000	5,081
Portage Pub. Schools Series 2016:
5% 11/1/27	1,250	1,579
5% 11/1/29	3,170	3,959
Royal Oak Hosp. Fin. Auth. Hosp. Rev.:
(William Beaumont Hosp. Oblig. Group Proj.) Series 2009 W, 5.25% 8/1/16 (Escrowed to Maturity)	3,115	3,125
Series 2014 D:
5% 9/1/22	1,000	1,205
5% 9/1/24	2,000	2,480
Warren Consolidated School District Series 2016:
5% 5/1/30	4,545	5,502
5% 5/1/31	4,800	5,811
5% 5/1/32	5,100	6,155

TOTAL MICHIGAN		128,744

Minnesota - 0.7%
Maple Grove Health Care Facilities Series 2015, 5% 9/1/26	2,000	2,436
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.) Series 2008 C1:
5% 2/15/21 (Assured Guaranty Corp. Insured)	4,165	4,713
5% 2/15/22 (Assured Guaranty Corp. Insured)	5,640	6,382
Minnesota Gen. Oblig.:
Series 2014 B, 3% 8/1/16	14,400	14,431
5% 11/1/20 (Pre-Refunded to 11/1/16 @ 100)	2,055	2,085
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2010 A1:
5% 1/1/19	4,115	4,533
5% 1/1/20	4,500	5,115
Saint Paul Hsg. & Redev. Auth. Hosp. Rev. (HealthEast Care Sys. Proj.) Series 2015 A, 5% 11/15/40	1,450	1,727
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2008 C:
5.5% 7/1/17 (Escrowed to Maturity)	1,540	1,614
5.5% 7/1/18 (Escrowed to Maturity)	1,400	1,532

TOTAL MINNESOTA		44,568

Mississippi - 0.2%
Mississippi Gen. Oblig. (Cap. Impts. Proj.) Series 2012 D, 0.94% 9/1/17 (c)	3,415	3,415
Mississippi Hosp. Equip. & Facilities Auth. Bonds (Baptist Memorial Health Care Proj.) Series 2004 B2, 0.75%, tender 7/7/16 (c)(d)	6,600	6,600

TOTAL MISSISSIPPI		10,015

Missouri - 0.3%
Metropolitan St. Louis Swr. District Wastewtr. Sys. Rev. Series 2008 A, 5.75% 5/1/38 (Pre-Refunded to 5/1/17 @ 100)	1,000	1,042
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	700	758
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. 5.125% 1/1/20	370	371
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Series 2015 B:
4% 2/1/40	700	750
5% 2/1/30	2,465	2,978
5% 2/1/32	2,725	3,265
5% 2/1/36	2,210	2,605
5% 2/1/45	3,600	4,202

TOTAL MISSOURI		15,971

Nebraska - 0.4%
Douglas County Hosp. Auth. #2 Health Facilities Rev.:
6% 8/15/25	1,990	2,115
6% 8/15/25 (Pre-Refunded to 8/15/17 @ 100)	1,520	1,610
Nebraska Pub. Pwr. District Rev.:
Series 2012 C, 5% 1/1/25 (Pre-Refunded to 1/1/18 @ 100)	1,600	1,704
Series 2014, 4% 7/1/18	4,000	4,256
Series 2016 B:
5% 1/1/31	4,000	5,013
5% 1/1/34	4,360	5,392
5% 1/1/36	5,290	6,501

TOTAL NEBRASKA		26,591

Nevada - 0.9%
Clark County Poll. Cont. Rev. Bonds Series 2010, 1.875%, tender 4/1/20 (c)	12,000	12,257
Clark County Wtr. Reclamation District Series 2009 A, 5.25% 7/1/29 (Berkshire Hathaway Assurance Corp. Insured)	3,300	3,730
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig.:
Series 2012 B:
5% 6/1/22	1,000	1,213
5% 6/1/23	2,000	2,447
5% 6/1/24	2,000	2,448
5% 6/1/25	1,050	1,287
Series 2016 A:
3% 6/1/18	1,825	1,906
5% 6/1/32	2,900	3,672
5% 6/1/33	5,000	6,306
5% 6/1/34	5,300	6,657
Series 2016 B, 3% 6/1/18	1,600	1,671
Series 2016, 3% 6/1/17	3,335	3,408
Nevada Gen. Oblig.:
Series 2012 B, 5% 8/1/21	1,395	1,664
Series 2013 D1, 5% 3/1/25	2,825	3,479
Washoe County Gen. Oblig. Series 2000 B, 0% 7/1/16 (FSA Insured)	4,140	4,140

TOTAL NEVADA		56,285

New Hampshire - 0.3%
New Hampshire Health & Ed. Facilities Auth. Rev.:
Series 2007 A, 5% 10/1/37	4,640	4,863
Series 2012:
4% 7/1/22	1,350	1,516
5% 7/1/26	1,280	1,474
Series 2013 A, 5% 10/1/43	2,430	2,753
New Hampshire Tpk. Sys. Rev. Series 2012 B:
5% 2/1/22	2,250	2,699
5% 2/1/23	2,215	2,638
5% 2/1/24	1,775	2,111

TOTAL NEW HAMPSHIRE		18,054

New Jersey - 2.9%
Bayonne Gen. Oblig. Series 2016:
5% 7/1/31 (Build America Mutual Assurance Insured)	1,475	1,839
5% 7/1/32 (Build America Mutual Assurance Insured)	1,000	1,242
5% 7/1/33 (Build America Mutual Assurance Insured)	1,000	1,237
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A:
5% 2/15/24	2,000	2,425
5% 2/15/25	1,000	1,212
New Jersey Ctfs. of Prtn. Series 2009 A:
5.25% 6/15/20	3,800	4,089
5.25% 6/15/21	4,500	4,842
5.25% 6/15/22	10,585	11,384
New Jersey Econ. Dev. Auth. Rev.:
Series 2012 II, 5% 3/1/21	7,600	8,465
Series 2013 I, 5.5% 9/1/19 (Escrowed to Maturity)	4,385	5,031
Series 2013:
5% 3/1/23	9,300	10,492
5% 3/1/24	12,800	14,227
5% 3/1/25	1,400	1,566
Series 2015 XX, 5% 6/15/26	20,000	23,184
New Jersey Edl. Facility Series 2016 A:
5% 7/1/29 (b)	1,875	2,259
5% 7/1/33 (b)	3,000	3,556
New Jersey Gen. Oblig. Series Q, 5% 8/15/19	3,800	4,223
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2008, 6.625% 7/1/38	6,400	7,020
Series 2016 A:
5% 7/1/28	455	570
5% 7/1/33	1,510	1,846
New Jersey Trans. Trust Fund Auth.:
Series 2003 B. 5.25% 12/15/19	3,035	3,353
Series 2012 AA:
5% 6/15/23	7,500	8,507
5% 6/15/24	12,000	13,499
Series 2014 AA:
5% 6/15/25	12,500	14,151
5% 6/15/26	7,500	8,570
New Jersey Transit Corp. Ctfs. of Prtn. Series 2014 A, 5% 9/15/16	18,000	18,161

TOTAL NEW JERSEY		176,950

New Mexico - 0.3%
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.) Series 2005 A, 1.875%, tender 4/1/20 (c)	11,810	12,058
New Mexico Edl. Assistance Foundation Series 2009 B, 4% 9/1/16	3,000	3,018
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Series 2009, 5% 5/15/18 (FSA Insured)	2,870	3,089

TOTAL NEW MEXICO		18,165

New York - 5.8%
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2010 A:
5% 7/1/20 (Assured Guaranty Corp. Insured) (FSA Insured)	1,070	1,227
5.75% 7/1/40	1,000	1,161
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2008 A, 6% 5/1/33 (Pre-Refunded to 5/1/19 @ 100)	6,000	6,886
Metropolitan Trans. Auth. Svc. Contract Rev. Series 7, 5.625% 7/1/16 (Escrowed to Maturity)	190	190
New York City Gen. Oblig.:
Series 2012 F, 5% 8/1/24	5,000	5,994
Series 2014 J, 3% 8/1/16	10,100	10,122
Series 2014 K, 3% 8/1/16	5,045	5,056
Series 2015 A, 3% 8/1/16	47,530	47,632
Series 2015 B, 3% 8/1/16	10,100	10,122
Series 2016, 5% 8/1/18	13,900	15,126
Series J7, 0.88% 8/1/21 (c)	4,000	3,998
New York City Indl. Dev. Agcy. Civic Facility Rev. (Polytechnic Univ. NY Proj.) 5.25% 11/1/27 (ACA Finl. Guaranty Corp. Insured)	2,300	2,437
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2009 FF 2, 5.5% 6/15/40	800	907
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2008 S1, 5% 1/15/20	4,480	4,781
Series 2009 S2, 6% 7/15/38	7,000	7,719
Series 2009 S3:
5.25% 1/15/34	17,500	19,368
5.25% 1/15/39	2,600	2,867
Series 2009 S4, 5.75% 1/15/39	6,400	7,171
New York City Transitional Fin. Auth. Rev.:
Series 2003 B:
4% 2/1/21	5,000	5,673
5% 2/1/21	3,510	4,141
Series 2010 B, 5% 11/1/20	37,195	42,210
Series 2012 A, 5% 11/1/21	5,460	6,570
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev. Series 2012 A, 5% 5/15/23	13,355	16,209
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.):
Series 2008 B, 5.75% 3/15/36	2,600	2,939
Series 2009 A, 5% 3/15/19	11,040	12,304
Series 2010 A:
5% 2/15/19	1,000	1,110
5% 2/15/20	2,995	3,435
5% 2/15/20 (Escrowed to Maturity)	5	6
New York Dorm. Auth. Revs.:
(New York Univ. Hosp. Ctr. Proj.) Series 2007 B, 5.25% 7/1/24 (Pre-Refunded to 7/1/17 @ 100)	645	668
Series 2009 A:
5% 7/1/20	5,000	5,625
5% 7/1/21	12,335	13,872
New York Local Govt. Assistance Corp. Series 2003 A, 5% 4/1/18	13,625	14,671
New York Metropolitan Trans. Auth. Rev.:
Series 2003 B, 5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,890	9,028
Series 2008, 6.5% 11/15/28	2,870	3,251
6.5% 11/15/28 (Pre-Refunded to 11/15/18 @ 100)	8,430	9,572
New York State Envir. Facilities Corp. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2012, 0.85%, tender 8/1/16 (c)(e)	5,000	5,000
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2010 A, 5% 4/1/23	8,195	9,443
Series 2011 A, 5% 4/1/19	2,000	2,233
Series 2011 A1, 5% 4/1/20	2,220	2,562
Series 2011 A2, 5% 4/1/21	2,000	2,375
New York Trans. Dev. Corp. (Laguardia Arpt. Term. Redev. Proj.) Series 2016 A, 5% 7/1/41 (e)	8,400	9,682
New York Urban Dev. Corp. Rev. Series 2011 A, 5% 3/15/22	7,605	9,030
Suffolk County Gen. Oblig. Series 2015 C, 3% 5/1/17	2,340	2,384
Tobacco Settlement Fing. Corp. Series 2013 B, 5% 6/1/21	80	80
Triborough Bridge & Tunnel Auth. Revs.:
Series 2013 A:
5% 11/15/23	3,000	3,788
5% 11/15/24	4,000	5,029
Series Y, 5.5% 1/1/17 (Escrowed to Maturity)	980	1,004

TOTAL NEW YORK		356,658

North Carolina - 0.6%
Mecklenburg County Pub. Facilities Corp. Series 2009, 5% 3/1/17	2,245	2,311
Nash Health Care Sys. Health Care Facilities Rev. Series 2012, 5% 11/1/41	3,440	3,861
North Carolina Cap. Facilities Fin. Agcy. Rev. Bonds (, Inc. Proj.) Series 2010 B, 0.85%, tender 9/1/16 (c)(e)	2,800	2,800
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2009 B, 5% 1/1/20 (Pre-Refunded to 1/1/19 @ 100)	2,110	2,330
North Carolina Med. Care Cmnty. Health:
Series 2010, 5% 10/1/18 (Pre-Refunded to 10/1/17 @ 100)	480	506
5% 10/1/18	810	853
North Carolina Med. Care Commission Hosp. Rev. (North Carolina Baptist Hosp. Proj.) Series 2010:
5% 6/1/21	6,000	6,879
5% 6/1/22	4,000	4,581
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 2009, 5% 1/1/30 (Pre-Refunded to 1/1/19 @ 100)	1,210	1,336
5% 1/1/30	490	534
Wake County Gen. Oblig. Series 2014, 5% 9/1/16	9,000	9,067

TOTAL NORTH CAROLINA		35,058

Ohio - 1.6%
American Muni. Pwr., Inc. Rev.:
(Amp Freemont Energy Ctr. Proj.):
Series 2012 B:
5% 2/15/22	2,000	2,395
5% 2/15/23	2,175	2,593
Series 2012:
5% 2/15/21	1,500	1,753
5% 2/15/24	2,000	2,380
(Freemont Energy Ctr. Proj.) Series 2012 B, 5% 2/15/42	1,805	2,113
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1, 5% 6/1/17	3,780	3,923
Cleveland Arpt. Sys. Rev.:
Series 2016 A:
5% 1/1/28 (FSA Insured)	1,525	1,874
5% 1/1/29 (FSA Insured)	2,230	2,721
5% 1/1/30 (FSA Insured)	2,000	2,428
5% 1/1/26 (FSA Insured)	1,000	1,245
Cleveland Wtr. Rev. Series 2012 A:
5% 1/1/26	1,250	1,510
5% 1/1/27	1,500	1,807
Columbus City School District 5% 12/1/32 (b)	1,825	2,290
Columbus Gen. Oblig. Series 2013 1, 5% 7/1/17	3,100	3,236
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013:
5% 6/15/25	2,465	2,907
5% 6/15/26	2,590	3,033
5% 6/15/27	2,720	3,162
5% 6/15/28	2,855	3,301
Lake County Hosp. Facilities Rev. Series 2015, 5% 8/15/27	2,260	2,712
Lucas County Hosp. Rev. (ProMedica Healthcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37	4,600	5,761
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 5% 2/15/27	5,885	6,608
Ohio Air Quality Dev. Auth. Rev. Series 2009 C, 5.625% 6/1/18	1,500	1,587
Ohio Bldg. Auth.:
(Administrative Bldg. Fund Proj.) Series 2009 B, 5% 10/1/21	3,100	3,494
(Adult Correctional Bldg. Fund Proj.) Series 2009 B:
5% 10/1/21	4,980	5,613
5% 10/1/22	2,000	2,253
5% 10/1/23	3,000	3,379
Ohio Higher Edl. Facility Commission Rev.:
(Cleveland Clinic Foundation Proj.) Series 2008 A, 5.375% 1/1/38	2,100	2,247
(Univ. Hosp. Health Sys. Proj.) Series 2010 A, 5.25% 1/15/21	4,790	5,456
Ohio Tpk. Commission Tpk. Rev. (Infastructure Proj.) Series 2005 A, 0% 2/15/42	11,600	4,880
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	5,200	5,778
Scioto County Hosp. Facilities Rev. Series 2016, 5% 2/15/29	2,315	2,871

TOTAL OHIO		97,310

Oklahoma - 0.9%
Grand River Dam Auth. Rev. Series 2014 A:
5% 6/1/27	1,200	1,484
5% 6/1/28	1,500	1,848
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2015:
5% 10/1/25	1,050	1,319
5% 10/1/26	1,500	1,863
5% 10/1/27	1,190	1,466
Oklahoma Dev. Fin. Auth. Rev. (Saint John Health Sys. Proj.) Series 2012:
5% 2/15/23	3,100	3,707
5% 2/15/42	7,185	8,176
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev.:
Series 2010 A:
5% 1/1/21 (FSA Insured)	4,000	4,542
5% 1/1/22 (FSA Insured)	12,455	14,139
Series 2014 A:
5% 1/1/26	1,700	2,152
5% 1/1/27	6,000	7,564
5% 1/1/28	2,000	2,512
5% 1/1/29	1,570	1,965
Series 2014 B, 5% 1/1/27	2,145	2,704

TOTAL OKLAHOMA		55,441

Oregon - 0.4%
Portland Swr. Sys. Rev.:
Series 2014 A, 5% 10/1/16	7,160	7,237
Series 2014 B, 5% 10/1/16	4,690	4,740
Series 2015 A, 5% 6/1/17	14,470	15,046

TOTAL OREGON		27,023

Pennsylvania - 5.6%
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.):
Series 2006 A, 3.5%, tender 6/1/20 (c)	18,000	18,282
Series 2006 B, 3.5%, tender 6/1/20 (c)	21,000	21,329
East Stroudsburg Area School District Series 2015 A:
7.5% 9/1/22	280	302
7.5% 9/1/22 (Pre-Refunded to 9/1/17 @ 100)	2,120	2,287
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 A, 7% 7/1/27	7,570	8,213
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds 0.9%, tender 9/1/17 (c)	15,395	15,405
Mifflin County School District Series 2007, 7.5% 9/1/26 (Pre-Refunded to 9/1/17 @ 100)	1,390	1,500
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/26	3,300	4,198
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 1993 A, 6% 6/1/22 (AMBAC Insured)	3,930	4,835
Series 2009 A, 5% 6/1/17	2,925	3,036
Mount Lebanon School District Series 2015, 4% 2/15/18	1,245	1,310
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012:
5% 3/1/21	3,115	3,585
5% 3/1/22	2,000	2,346
Pennsylvania Econ. Dev. Fin. Auth. Unemployment Compensation Rev.:
Series 2012 A, 4% 7/1/16	6,000	6,000
Series 2012 B:
5% 7/1/21	8,000	8,519
5% 7/1/22	6,000	6,018
5% 1/1/23	900	900
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Waste Mgmt., Inc. Proj.) Series 2013, 0.85%, tender 8/1/16 (c)(e)	17,900	17,900
0.9%, tender 7/1/16 (c)(e)	6,000	6,000
Pennsylvania Gen. Oblig.:
Second Series 2006, 5% 3/1/20 (Pre-Refunded to 3/1/17 @ 100)	1,745	1,796
Series 2006 1, 5% 10/1/19 (Pre-Refunded to 10/1/16 @ 100)	9,000	9,096
Series 2010 A3, 5% 7/15/16	4,910	4,919
Series 2011:
5% 7/1/16	6,695	6,695
5% 7/1/21	2,100	2,457
Series 2012:
5% 7/1/16	19,100	19,100
5% 6/1/18	5,165	5,573
Series 2013, 5% 10/15/27	10,000	12,226
Series 2015 1, 5% 3/15/29	15,000	18,439
5% 7/1/17	5,000	5,214
Pennsylvania Higher Edl. Facilities Auth. Rev. (Univ. of Pennsylvania Health Sys. Proj.) Series 2009 A, 5.25% 8/15/21 (Pre-Refunded to 8/15/19 @ 100)	2,100	2,390
Pennsylvania Pub. School Bldg. Auth. School Rev. (The School District of Harrisburg Proj.) Series 2016 A:
5% 12/1/28 (FSA Insured) (b)	6,280	7,855
5% 12/1/33 (FSA Insured) (b)	4,430	5,436
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2008 B1, 5.5% 6/1/33 (Pre-Refunded to 6/1/18 @ 100)	8,500	9,278
Series 2009 B, 5% 12/1/16	12,500	12,721
Series 2013 A, 1.01% 12/1/17 (c)	7,600	7,602
Series 2013 A2:
0% 12/1/28 (a)	1,250	1,413
0% 12/1/33 (a)	1,250	1,398
Philadelphia Gas Works Rev. Seventeenth Series, 5.375% 7/1/16 (Escrowed to Maturity)	2,700	2,700
Philadelphia Gen. Oblig.:
Series 2008 B, 7.125% 7/15/38 (Pre-Refunded to 7/15/16 @ 100)	2,500	2,504
Series 2015 B:
5% 8/1/27	3,000	3,698
5% 8/1/29	10,465	12,814
5% 8/1/30	11,025	13,449
5% 8/1/31	11,615	14,116
Philadelphia School District Series 2010 C:
5% 9/1/20	14,000	15,571
5% 9/1/21	6,000	6,563
Pittsburgh School District Series 2010 A:
5% 9/1/19 (FSA Insured)	1,500	1,680
5% 9/1/20 (FSA Insured)	1,000	1,153
Southcentral Pennsylvania Gen. Auth. Rev.:
6% 6/1/25	1,915	2,110
6% 6/1/25 (Pre-Refunded to 6/1/18 @ 100)	2,585	2,841
State Pub. School Bldg. Auth. Lease Rev. (Philadelphia School District Proj.) Series 2012:
5% 4/1/22	2,000	2,244
5% 4/1/24	1,365	1,518

TOTAL PENNSYLVANIA		348,534

Rhode Island - 0.2%
Rhode Island Health & Edl. Bldg. Corp. Pub. Schools Rev. Series 2015, 5% 5/15/25 (FSA Insured)	8,225	10,226
Tobacco Setlement Fing. Corp. Series 2015 A:
5% 6/1/27	1,825	2,102
5% 6/1/28	2,400	2,748

TOTAL RHODE ISLAND		15,076

South Carolina - 2.9%
Beaufort-Jasper Wtr. & Swr. Sys. Series 2016 B:
5% 3/1/18 (b)	1,000	1,044
5% 3/1/22 (b)	1,000	1,170
5% 3/1/24 (b)	1,000	1,219
5% 3/1/25 (b)	1,000	1,240
Scago Edl. Facilities Corp. for Colleton School District:
(School District of Colleton County Proj.) Series 2015:
5% 12/1/27	4,000	4,843
5% 12/1/29	3,250	3,918
Series 2006, 5% 12/1/19 (Pre-Refunded to 12/1/16 @ 100)	2,040	2,077
South Carolina Jobs-Econ. Dev. Auth. (Palmetto Health Proj.) Series 2009, 5% 8/1/17	1,000	1,041
South Carolina Pub. Svc. Auth. Rev.:
(Santee Cooper Proj.) Series 2009 E, 5% 1/1/17 (Escrowed to Maturity)	2,130	2,176
Series 2011 B, 5% 12/1/20	2,275	2,661
Series 2012 B, 5% 12/1/19	7,200	8,187
Series 2012 C, 5% 12/1/20	7,500	8,771
Series 2013 E, 5.5% 12/1/53	6,485	7,773
Series 2014 A:
5% 12/1/49	7,500	8,831
5.5% 12/1/54	17,800	21,607
Series 2014 C:
5% 12/1/25	4,000	5,069
5% 12/1/26	4,000	5,033
5% 12/1/27	3,100	3,876
5% 12/1/46	3,500	4,165
Series 2015 C, 5% 12/1/20	42,000	49,119
Series 2016 B:
5% 12/1/35 (b)	6,370	7,882
5% 12/1/36 (b)	9,555	11,783
5% 12/1/37 (b)	9,555	11,754
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	3,670	3,961

TOTAL SOUTH CAROLINA		179,200

South Dakota - 0.1%
South Dakota Health & Edl. Facilities Auth. Rev.:
(Sanford Health Proj.) Series 2009:
5% 11/1/16	375	380
5.25% 11/1/18	1,000	1,099
Series 2014 B:
5% 11/1/24	1,235	1,539
5% 11/1/25	1,210	1,497
5% 11/1/26	200	246

TOTAL SOUTH DAKOTA		4,761

Tennessee - 0.3%
Jackson Hosp. Rev.:
5.75% 4/1/41	945	1,021
5.75% 4/1/41 (Pre-Refunded to 4/1/18 @ 100)	2,555	2,771
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B, 5.625% 7/1/20 (e)	5,000	5,795
Shelby County Health Edl. & Hsg. Facilities Board Rev. Series 2004 A, 5% 9/1/16	5,000	5,035
Sullivan County Health, Ed. and Hsg. Board (Wellmont Health Sys. Proj.) Series 2006 C, 5.25% 9/1/36	1,800	1,816

TOTAL TENNESSEE		16,438

Texas - 10.6%
Aldine Independent School District (School Bldg. Proj.) Series 2007 A, 5.25% 2/15/32 (Pre-Refunded to 2/15/17 @ 100)	1,800	1,852
Aledo Independent School District Series 2016, 5% 2/15/43	7,625	9,525
Allen Independent School District Series 2013, 4% 2/15/18	1,965	2,071
Austin Arpt. Sys. Rev. Series 2014, 5% 11/15/29 (e)	2,770	3,322
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/20 (Pre-Refunded to 8/1/18 @ 100)	3,015	3,311
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series 2002, 0% 2/1/22 (AMBAC Insured)	1,335	1,210
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series 2006 B:
6% 1/1/18	1,000	1,020
6% 1/1/19	1,335	1,363
Austin Elec. Util. Sys. Rev.:
Series 2012 A, 5% 11/15/23	1,500	1,827
0% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,890
Austin Wtr. & Wastewtr. Sys. Rev.:
Series 2009 A, 5% 11/15/17	1,375	1,457
Series 2016:
5% 11/15/41	2,500	3,137
5% 11/15/45	5,000	6,254
Bastrop Independent School District Series 2007:
5.25% 2/15/37 (Pre-Refunded to 2/15/17 @ 100)	1,100	1,131
5.25% 2/15/42 (Pre-Refunded to 2/15/17 @ 100)	6,000	6,172
Bell County Gen. Oblig.:
5.25% 2/15/19 (FSA Insured)	935	1,005
5.25% 2/15/19 (Pre-Refunded to 2/15/18 @ 100)	1,155	1,240
Brazosport College District:
5.5% 2/15/33 (Pre-Refunded to 2/15/18 @ 100)	235	253
5.5% 2/15/33 (Pre-Refunded to 2/15/18 @ 100)	1,765	1,903
Central Reg'l. Mobility Auth.:
Series 2015 A:
5% 1/1/31	1,200	1,453
5% 1/1/32	1,000	1,206
5% 1/1/34	2,000	2,393
Series 2016:
5% 1/1/31	2,375	2,892
5% 1/1/32	5,000	6,064
5% 1/1/35	3,335	4,004
5% 1/1/36	1,625	1,945
5% 1/1/40	5,500	6,552
Cypress-Fairbanks Independent School District Bonds Series 2014 B3, 1.05%, tender 8/15/17 (c)	3,075	3,086
Dallas Area Rapid Transit Sales Tax Rev.:
5.25% 12/1/38	2,870	3,155
5.25% 12/1/38 (Pre-Refunded to 12/1/18 @ 100)	3,830	4,242
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2009 A:
5% 11/1/16	3,000	3,043
5% 11/1/19	1,000	1,134
5% 11/1/21	1,500	1,522
Series 2014 B:
5% 11/1/26 (e)	3,005	3,567
5% 11/1/27 (e)	1,280	1,515
5% 11/1/28 (e)	2,845	3,358
5% 11/1/30 (e)	5,435	6,381
5% 11/1/31 (e)	11,485	13,446
5% 11/1/32 (e)	14,530	16,964
5% 11/1/33 (e)	10,000	11,643
5% 11/1/34 (e)	2,365	2,746
Dallas Independent School District:
Bonds:
Series 2016 B1, 3%, tender 2/15/17 (c)	3,015	3,058
Series 2016 B2, 4%, tender 2/15/18 (c)	6,030	6,346
Series 2008, 6.375% 2/15/34 (Pre-Refunded to 2/15/18 @ 100)	1,300	1,418
Series 2014 A, 4% 8/15/16	11,900	11,951
DeSoto Independent School District Series 2001, 0% 8/15/18	2,195	2,159
El Paso Gen. Oblig. Series 2014, 5% 8/15/18	4,095	4,456
Frisco Independent School District Series 2009, 5.375% 8/15/39 (Assured Guaranty Corp. Insured)	2,575	2,921
Grand Parkway Trans. Corp.:
Series 2013 B:
5% 4/1/53	1,165	1,357
5.25% 10/1/51	2,500	3,002
5.5% 4/1/53	5,900	6,966
Series 2013 C, 5.125% 10/1/43	2,500	2,908
Harris County Gen. Oblig.:
(Permanent Impt. Proj.) Series 1996, 0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,180	6,173
(Road Proj.) Series 2008 B, 5% 8/15/17	2,000	2,097
Series 2012 C:
5% 8/15/24	1,075	1,295
5% 8/15/25	3,860	4,638
Series 2014 A, 5% 10/1/16	7,580	7,661
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 B, 7.25% 12/1/35 (Pre-Refunded to 12/1/18 @ 100)	2,400	2,772
Houston Arpt. Sys. Rev.:
Series 2011 A, 5% 7/1/20 (e)	8,000	9,136
Series 2012 A, 5% 7/1/23 (e)	2,400	2,812
Series A, 5.5% 7/1/39	6,000	6,521
Houston Util. Sys. Rev.:
Bonds Series 2012 C, 1.01%, tender 7/7/16 (c)	10,300	10,297
Series 2007:
5% 11/15/18	605	641
5% 11/15/18 (Pre-Refunded to 11/15/17 @ 100)	1,895	2,008
Humble Independent School District Series 2000, 0% 2/15/17	1,400	1,394
Keller Independent School District Series 1996 A, 0% 8/15/17	1,020	1,012
Kermit Independent School District Series 2007, 5.25% 2/15/32 (Pre-Refunded to 2/15/17 @ 100)	2,400	2,469
La Vernia Higher Ed. Fin. Corp. Ed. Rev. Series 2008 A, 7.125% 2/15/38 (Pre-Refunded to 2/15/17 @ 100)	16,015	16,630
Love Field Arpt. Modernization Rev. Series 2015:
5% 11/1/30 (e)	1,400	1,696
5% 11/1/31 (e)	3,160	3,822
Lower Colorado River Auth. Rev.:
Series 2015 B:
5% 5/15/25	6,810	8,651
5% 5/15/27	3,000	3,730
5% 5/15/28	2,930	3,627
5% 5/15/29	8,500	10,483
Series 2015 D:
5% 5/15/22	850	1,026
5% 5/15/23	700	863
5% 5/15/24	1,220	1,531
5% 5/15/26	1,400	1,755
Manor Independent School District Series 2007, 5.25% 8/1/34 (Pre-Refunded to 8/1/16 @ 100)	2,000	2,007
Midway Independent School District Series 2000, 0% 8/15/19	1,400	1,363
Montgomery County Gen. Oblig.:
5.25% 3/1/20 (FSA Insured)	170	175
5.25% 3/1/20 (Pre-Refunded to 3/1/17 @ 100)	1,235	1,273
North Harris County Reg'l. Wtr. Auth. Series 2013:
4% 12/15/23	1,025	1,182
4% 12/15/24	1,825	2,094
North Texas Tollway Auth. Rev.:
Series 2011 A:
5.5% 9/1/41	10,155	12,134
6% 9/1/41	1,000	1,228
Series 2014 A, 5% 1/1/24	5,000	6,235
Series 2015 B:
5% 1/1/29	10,000	12,419
5% 1/1/30	5,000	6,179
Series 2016 A, 5% 1/1/39	7,000	8,516
5.75% 1/1/38 (Pre-Refunded to 1/1/18 @ 100)	13,375	14,390
6% 1/1/23	275	296
6% 1/1/23 (Pre-Refunded to 1/1/18 @ 100)	1,925	2,077
Plano Independent School District:
Series 2008 A, 5.25% 2/15/23 (Pre-Refunded to 2/15/18 @ 100)	1,140	1,224
5% 2/15/19	5,800	6,440
Pleasant Grove Independent School District:
5.25% 2/15/32 (Pre-Refunded to 2/15/17 @ 100)	885	911
5.25% 2/15/32 (Pre-Refunded to 2/15/17 @ 100)	715	736
Prosper Independent School District Series 2007, 5.375% 8/15/33 (Pre-Refunded to 8/15/17 @ 100)	7,340	7,724
Rockwall Independent School District Series 2016, 5% 2/15/46	2,790	3,404
Sam Rayburn Muni. Pwr. Agcy. Series 2012, 5% 10/1/18	1,230	1,340
San Antonio Elec. & Gas Sys. Rev. Series 2012, 5.25% 2/1/25	3,200	4,168
San Antonio Pub. Facilities Corp. and Rfdg. Lease (Convention Ctr. Proj.) Series 2012:
5% 9/15/23	4,800	5,815
5% 9/15/24	7,490	9,039
5% 9/15/25	9,295	11,181
San Antonio Wtr. Sys. Rev. Series 2012, 5% 5/15/22	6,000	7,297
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2009:
5% 10/1/19	3,045	3,442
5% 10/1/20 (Pre-Refunded to 10/1/19 @ 100)	2,180	2,474
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Scott & White Healthcare Proj.) Series 2013 A:
5% 8/15/25	1,000	1,237
5% 8/15/26	1,530	1,882
5% 8/15/28	1,620	1,974
5% 8/15/33	3,800	4,563
5.5% 9/1/43	5,350	6,349
5.75% 11/15/24 (Pre-Refunded to 11/15/18 @ 100)	5,665	6,322
5.75% 11/15/24 (Pre-Refunded to 11/15/18 @ 100)	2,660	2,968
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.) Series 2008 A, 6.25% 7/1/28 (Assured Guaranty Corp. Insured)	7,000	7,911
Texas Gen. Oblig.:
Series 2009 A, 5% 10/1/16	4,400	4,447
Series 2011 A:
5% 8/1/19 (e)	1,545	1,734
5% 8/1/21 (e)	1,530	1,814
Series 2011 C:
5% 8/1/20 (e)	1,625	1,881
5% 8/1/21 (e)	1,460	1,731
Series 2014, 5% 10/1/16	13,700	13,847
Series 2016:
5% 4/1/35	12,350	15,538
5% 4/1/36	19,300	24,205
5% 4/1/25 (Pre-Refunded to 4/1/18 @ 100)	285	306
5% 4/1/25 (Pre-Refunded to 4/1/18 @ 100)	2,915	3,135
Texas Muni. Pwr. Agcy. Rev.:
0% 9/1/16	6,725	6,719
0% 9/1/16 (Escrowed to Maturity)	2,450	2,448
0% 9/1/16 (Escrowed to Maturity)	10	10
Texas Private Activity Bond Surface Trans. Corp. Series 2013, 7% 12/31/38 (e)	16,000	20,447
Texas Pub. Fin. Auth. Rev. Series 2014 B, 4% 7/1/17	2,700	2,751
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2015 A, 5%, tender 4/1/20 (c)	17,585	20,060
Texas Trans. Commission State Hwy. Fund Rev. Series 2007:
5% 4/1/25 (Pre-Refunded to 4/1/17 @ 100)	2,500	2,583
5% 4/1/26 (Pre-Refunded to 4/1/17 @ 100)	3,245	3,352
Texas Wtr. Dev. Board Rev. Series 2008 B, 5.25% 7/15/23	1,000	1,047
Univ. of Houston Univ. Revs. Series 2008:
5.25% 2/15/25 (FSA Insured)	455	488
5.25% 2/15/25 (Pre-Refunded to 2/15/18 @ 100)	2,210	2,373
Univ. of North Texas Univ. Rev. Series A, 5% 4/15/17	1,000	1,034
Univ. of Texas Board of Regents Sys. Rev.:
Series 2006 B, 5% 8/15/24 (Pre-Refunded to 8/15/16 @ 100)	7,700	7,738
Series 2007 F, 4.75% 8/15/27 (Pre-Refunded to 2/15/17 @ 100)	1,720	1,762
Series 2016 D:
5% 8/15/18 (b)	3,000	3,273
5% 8/15/19 (b)	1,315	1,486
5% 8/15/20 (b)	2,000	2,332
5% 8/15/21 (b)	2,310	2,768
5% 8/15/22 (b)	2,500	3,069
Univ. of Texas Permanent Univ. Fund Rev. Series 2015, 5% 7/1/17	3,015	3,147
Waller Independent School District:
5.5% 2/15/26 (Pre-Refunded to 2/15/18 @ 100)	3,220	3,474
5.5% 2/15/33 (Pre-Refunded to 2/15/18 @ 100)	4,160	4,488
5.5% 2/15/37 (Pre-Refunded to 2/15/18 @ 100)	4,820	5,200

TOTAL TEXAS		654,192

Utah - 0.4%
Riverton Hosp. Rev. (IHC Health Svcs., Inc.) Series 2009:
5% 8/15/17	5,000	5,240
5% 8/15/18	2,500	2,727
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) 5% 9/1/24	3,000	3,611
Utah Gen. Oblig. Series 2009 C, 5% 7/1/16	10,100	10,100
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38 (Pre-Refunded to 6/15/18 @ 100)	4,235	4,615

TOTAL UTAH		26,293

Virginia - 1.1%
Chesapeake Trans. Sys. Toll Road Rev. Series 2012 A, 5% 7/15/22	1,000	1,190
Fredericksburg Econ. Dev. Auth. Rev. Series 2014:
5% 6/15/27	1,300	1,581
5% 6/15/29	1,425	1,715
5% 6/15/33	1,520	1,802
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016:
4% 6/15/37	635	685
5% 6/15/32	1,800	2,201
5% 6/15/34	2,300	2,785
Virginia Pub. Bldg. Auth. Pub. Facilities Rev.:
Series 2014 A, 5% 8/1/16	4,275	4,291
Series 2014 C, 5% 8/1/16	34,625	34,755
Virginia Small Bus. Fing. Auth. (95 Express Lane LLC Proj.) Series 2012, 5% 1/1/40 (e)	7,600	8,351
Winchester Econ. Dev. Auth. Series 2015:
5% 1/1/32	2,000	2,433
5% 1/1/33	2,590	3,136

TOTAL VIRGINIA		64,925

Washington - 1.1%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A:
0% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	2,773
0% 6/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050	1,734
Clark County School District #37, Vancouver Series 2001 C, 0% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,914
Energy Northwest Elec. Rev. Series 2012 A, 5% 7/1/19	10,000	11,234
Grant County Pub. Util. District #2 Series 2012 A:
5% 1/1/22	1,000	1,203
5% 1/1/23	1,000	1,227
5% 1/1/24	2,330	2,863
King County Highline School District # 401 Series 2009, 5% 12/1/18	8,690	9,568
King County Swr. Rev.:
Series 2008, 5.75% 1/1/43 (Pre-Refunded to 1/1/18 @ 100)	12,100	13,019
Series 2009, 5.25% 1/1/42 (Pre-Refunded to 1/1/19 @ 100)	1,900	2,110
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/23 (e)	885	1,052
Spokane County Wastewtr. Sys. Rev. Series 2009 A:
5% 12/1/18	1,255	1,383
5% 12/1/19	1,385	1,542
Washington Gen. Oblig. Series R 97A, 0% 7/1/19 (Escrowed to Maturity)	3,440	3,349
Washington Health Care Facilities Auth. Rev.:
(MultiCare Health Sys. Proj.) Series 2010 A, 5% 8/15/16	2,500	2,514
(Overlake Hosp. Med. Ctr. Proj.) Series 2010, 5.5% 7/1/30	2,200	2,562
(Providence Health Systems Proj.) Series 2006 C, 5.25% 10/1/33 (FSA Insured)	4,400	4,794
Series 2015, 5% 1/1/29	1,300	1,538

TOTAL WASHINGTON		67,379

West Virginia - 0.0%
Kanawha/Putnam County, Huntington/Charlestown City Series 1984 A, 0% 12/1/16 (Escrowed to Maturity)	1,100	1,098
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia Univ. Hospitals, Inc. Proj.) Series 2003 D, 5.5% 6/1/33 (Pre-Refunded to 12/1/18 @ 100)	1,400	1,561

TOTAL WEST VIRGINIA		2,659

Wisconsin - 0.8%
Wisconsin Gen. Oblig. Series 2008 D, 5.5% 5/1/26 (Pre-Refunded to 5/1/18 @ 100)	1,100	1,197
Wisconsin Health & Edl. Facilities:
Bonds Series 2013 B, 4%, tender 3/1/18 (c)	3,180	3,348
Series 2014 A:
5% 11/15/24	8,765	11,088
5% 11/15/27	6,710	8,340
Series 2014:
5% 5/1/26	835	945
5% 5/1/28	1,800	2,025
5% 5/1/29	890	998
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.):
Series 2010:
5.5% 7/1/40	1,800	2,065
5.75% 7/1/30	2,000	2,332
Series 2013 B:
5% 7/1/25	1,000	1,200
5% 7/1/36	6,985	8,077
Series 2012:
5% 6/1/27	1,800	2,106
5% 6/1/32	1,025	1,184
5% 8/15/32 (Pre-Refunded to 8/15/22 @ 100)	1,650	2,027
5% 6/1/39	2,415	2,756

TOTAL WISCONSIN		49,688

Wyoming - 0.1%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	6,350	7,175
TOTAL MUNICIPAL BONDS
(Cost $5,354,210)		5,731,211

Municipal Notes - 4.3%
Arkansas - 0.1%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2002, 0.73% 7/7/16, VRDN (c)(e)	5,800	$5,800
Connecticut - 0.3%
New Britain Gen. Oblig. BAN 2% 3/23/17	7,500	7,566
New London BAN Series 2016, 2% 3/23/17	7,300	7,354

TOTAL CONNECTICUT		14,920

Illinois - 0.6%
Univ. of Illinois Board of Trustees Ctfs. of Prtn. (Util. Infrastructure Projs.) Series 2004, 0.99% 7/7/16 (Liquidity Facility BMO Harris Bank NA), VRDN (c)	38,100	38,100
Kentucky - 0.2%
Kentucky Pub. Trans. BAN Series 2013 A, 5% 7/1/17	14,260	14,790
New Jersey - 0.2%
New Brunswick Gen. Oblig. BAN Series 2016, 3% 6/6/17	11,700	11,911
New York - 2.9%
Albany Gen. Oblig. BAN Series 2016, 2% 6/30/17	22,400	22,639
Binghamton Gen. Oblig. BAN Series 2015 B, 2% 11/18/16	16,300	16,370
New York Metropolitan Trans. Auth. Rev. BAN 2% 10/1/16	95,400	95,757
Rockland County Gen. Oblig. TAN Series 2016, 2% 3/16/17	5,300	5,344
Suffolk County Gen. Oblig. TAN 2% 7/27/16	41,600	41,640

TOTAL NEW YORK		181,750

TOTAL MUNICIPAL NOTES
(Cost $267,284)		267,271
	Shares	Value (000s)

Money Market Funds - 2.5%
Fidelity Municipal Cash Central Fund, 0.44%(f)(g)
(Cost $154,397)	154,397,000	154,397
TOTAL INVESTMENT PORTFOLIO - 99.6%
(Cost $5,775,891)		6,152,879
NET OTHER ASSETS (LIABILITIES) - 0.4%		26,103
NET ASSETS - 100%		$6,178,982

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

TAN – TAX ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $57,866,000 or 0.9% of net assets.

 (e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Municipal Cash Central Fund	$79
Total	$79

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Municipal Securities	$5,998,482	$--	$5,998,482	$--
Money Market Funds	154,397	154,397	--	--
Total Investments in Securities:	$6,152,879	$154,397	$5,998,482	$--

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	37.4%
Health Care	13.0%
Transportation	12.8%
Escrowed/Pre-Refunded	10.3%
Electric Utilities	9.3%
Special Tax	6.1%
Others* (Individually Less Than 5%)	11.1%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		June 30, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $5,621,494)	$5,998,482
Fidelity Central Funds (cost $154,397)	154,397
Total Investments (cost $5,775,891)		$6,152,879
Cash		36,096
Receivable for investments sold		1,451
Receivable for fund shares sold		8,863
Interest receivable		70,831
Distributions receivable from Fidelity Central Funds		53
Other receivables		11
Total assets		6,270,184
Liabilities
Payable for investments purchased on a delayed delivery basis	$80,854
Payable for fund shares redeemed	4,879
Distributions payable	3,538
Accrued management fee	1,221
Distribution and service plan fees payable	93
Other affiliated payables	579
Other payables and accrued expenses	38
Total liabilities		91,202
Net Assets		$6,178,982
Net Assets consist of:
Paid in capital		$5,801,592
Undistributed net investment income		442
Accumulated undistributed net realized gain (loss) on investments		(40)
Net unrealized appreciation (depreciation) on investments		376,988
Net Assets		$6,178,982
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($160,246 ÷ 14,914 shares)		$10.74
Maximum offering price per share (100/96.00 of $10.74)		$11.19
Class T:
Net Asset Value and redemption price per share ($20,355 ÷ 1,896 shares)		$10.74
Maximum offering price per share (100/96.00 of $10.74)		$11.19
Class C:
Net Asset Value and offering price per share ($65,692 ÷ 6,111 shares)(a)		$10.75
Intermediate Municipal Income:
Net Asset Value, offering price and redemption price per share ($5,157,941 ÷ 480,360 shares)		$10.74
Class I:
Net Asset Value, offering price and redemption price per share ($774,748 ÷ 72,040 shares)		$10.75

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended June 30, 2016 (Unaudited)
Investment Income
Interest		$84,259
Income from Fidelity Central Funds		79
Total income		84,338
Expenses
Management fee	$7,162
Transfer agent fees	3,003
Distribution and service plan fees	542
Accounting fees and expenses	348
Custodian fees and expenses	21
Independent trustees' fees and expenses	13
Registration fees	119
Audit	30
Legal	3
Miscellaneous	21
Total expenses before reductions	11,262
Expense reductions	(21)	11,241
Net investment income (loss)		73,097
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(40)
Total net realized gain (loss)		(40)
Change in net unrealized appreciation (depreciation) on investment securities		128,985
Net gain (loss)		128,945
Net increase (decrease) in net assets resulting from operations		$202,042

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2016 (Unaudited)	Year ended December 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$73,097	$138,010
Net realized gain (loss)	(40)	240
Change in net unrealized appreciation (depreciation)	128,985	(22,091)
Net increase (decrease) in net assets resulting from operations	202,042	116,159
Distributions to shareholders from net investment income	(73,050)	(137,872)
Distributions to shareholders from net realized gain	–	(1,012)
Total distributions	(73,050)	(138,884)
Share transactions - net increase (decrease)	413,027	401,766
Redemption fees	28	29
Total increase (decrease) in net assets	542,047	379,070
Net Assets
Beginning of period	5,636,935	5,257,865
End of period	$6,178,982	$5,636,935
Other Information
Undistributed net investment income end of period	$442	$395

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Intermediate Municipal Income Fund Class A

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.51	$10.56	$10.18	$10.66	$10.45	$10.03
Income from Investment Operations
Net investment income (loss)A	.116	.234	.256	.272	.279	.318
Net realized and unrealized gain (loss)	.230	(.048)	.388	(.460)	.213	.435
Total from investment operations	.346	.186	.644	(.188)	.492	.753
Distributions from net investment income	(.116)	(.234)	(.257)	(.271)	(.275)	(.321)
Distributions from net realized gain	–	(.002)	(.007)	(.021)	(.007)	(.012)
Total distributions	(.116)	(.236)	(.264)	(.292)	(.282)	(.333)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$10.74	$10.51	$10.56	$10.18	$10.66	$10.45
Total ReturnC,D,E	3.31%	1.79%	6.38%	(1.78)%	4.75%	7.65%
Ratios to Average Net AssetsF,G
Expenses before reductions	.68%H	.69%	.67%	.66%	.65%	.68%
Expenses net of fee waivers, if any	.68%H	.69%	.67%	.66%	.65%	.68%
Expenses net of all reductions	.68%H	.69%	.67%	.65%	.65%	.68%
Net investment income (loss)	2.20%H	2.24%	2.45%	2.61%	2.63%	3.12%
Supplemental Data
Net assets, end of period (in millions)	$160	$148	$115	$108	$131	$115
Portfolio turnover rateI	17%H	14%	17%	15%	15%	14%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Intermediate Municipal Income Fund Class T

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.51	$10.55	$10.17	$10.65	$10.45	$10.03
Income from Investment Operations
Net investment income (loss)A	.118	.239	.260	.273	.280	.319
Net realized and unrealized gain (loss)	.230	(.039)	.388	(.460)	.203	.436
Total from investment operations	.348	.200	.648	(.187)	.483	.755
Distributions from net investment income	(.118)	(.238)	(.261)	(.272)	(.276)	(.323)
Distributions from net realized gain	–	(.002)	(.007)	(.021)	(.007)	(.012)
Total distributions	(.118)	(.240)	(.268)	(.293)	(.283)	(.335)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$10.74	$10.51	$10.55	$10.17	$10.65	$10.45
Total ReturnC,D,E	3.33%	1.93%	6.43%	(1.77)%	4.66%	7.67%
Ratios to Average Net AssetsF,G
Expenses before reductions	.64%H	.65%	.63%	.64%	.65%	.67%
Expenses net of fee waivers, if any	.64%H	.65%	.63%	.64%	.65%	.67%
Expenses net of all reductions	.64%H	.65%	.63%	.64%	.64%	.67%
Net investment income (loss)	2.24%H	2.28%	2.48%	2.62%	2.64%	3.14%
Supplemental Data
Net assets, end of period (in millions)	$20	$19	$18	$17	$20	$18
Portfolio turnover rateI	17%H	14%	17%	15%	15%	14%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Intermediate Municipal Income Fund Class C

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.52	$10.56	$10.18	$10.66	$10.46	$10.04
Income from Investment Operations
Net investment income (loss)A	.076	.156	.176	.191	.197	.240
Net realized and unrealized gain (loss)	.230	(.038)	.389	(.460)	.203	.435
Total from investment operations	.306	.118	.565	(.269)	.400	.675
Distributions from net investment income	(.076)	(.156)	(.178)	(.190)	(.193)	(.243)
Distributions from net realized gain	–	(.002)	(.007)	(.021)	(.007)	(.012)
Total distributions	(.076)	(.158)	(.185)	(.211)	(.200)	(.255)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$10.75	$10.52	$10.56	$10.18	$10.66	$10.46
Total ReturnC,D,E	2.92%	1.13%	5.58%	(2.54)%	3.84%	6.82%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.43%H	1.44%	1.43%	1.43%	1.43%	1.46%
Expenses net of fee waivers, if any	1.43%H	1.44%	1.43%	1.43%	1.43%	1.46%
Expenses net of all reductions	1.43%H	1.44%	1.43%	1.43%	1.43%	1.45%
Net investment income (loss)	1.44%H	1.49%	1.69%	1.83%	1.86%	2.35%
Supplemental Data
Net assets, end of period (in millions)	$66	$60	$61	$62	$81	$65
Portfolio turnover rateI	17%H	14%	17%	15%	15%	14%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Intermediate Municipal Income Fund

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.51	$10.55	$10.17	$10.65	$10.45	$10.03
Income from Investment Operations
Net investment income (loss)A	.133	.269	.287	.301	.309	.347
Net realized and unrealized gain (loss)	.230	(.038)	.389	(.459)	.203	.435
Total from investment operations	.363	.231	.676	(.158)	.512	.782
Distributions from net investment income	(.133)	(.269)	(.289)	(.301)	(.305)	(.350)
Distributions from net realized gain	–	(.002)	(.007)	(.021)	(.007)	(.012)
Total distributions	(.133)	(.271)	(.296)	(.322)	(.312)	(.362)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$10.74	$10.51	$10.55	$10.17	$10.65	$10.45
Total ReturnC,D	3.48%	2.23%	6.71%	(1.50)%	4.95%	7.96%
Ratios to Average Net AssetsE,F
Expenses before reductions	.35%G	.36%	.37%	.37%	.37%	.40%
Expenses net of fee waivers, if any	.35%G	.36%	.37%	.37%	.37%	.40%
Expenses net of all reductions	.35%G	.36%	.36%	.37%	.37%	.40%
Net investment income (loss)	2.52%G	2.57%	2.75%	2.89%	2.92%	3.41%
Supplemental Data
Net assets, end of period (in millions)	$5,158	$4,746	$4,453	$3,890	$4,571	$4,003
Portfolio turnover rateH	17%G	14%	17%	15%	15%	14%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Intermediate Municipal Income Fund Class I

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.52	$10.57	$10.19	$10.67	$10.46	$10.04
Income from Investment Operations
Net investment income (loss)A	.129	.261	.282	.295	.305	.343
Net realized and unrealized gain (loss)	.230	(.048)	.389	(.459)	.212	.435
Total from investment operations	.359	.213	.671	(.164)	.517	.778
Distributions from net investment income	(.129)	(.261)	(.284)	(.295)	(.300)	(.346)
Distributions from net realized gain	–	(.002)	(.007)	(.021)	(.007)	(.012)
Total distributions	(.129)	(.263)	(.291)	(.316)	(.307)	(.358)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$10.75	$10.52	$10.57	$10.19	$10.67	$10.46
Total ReturnC,D	3.43%	2.05%	6.65%	(1.55)%	4.99%	7.91%
Ratios to Average Net AssetsE,F
Expenses before reductions	.43%G	.44%	.41%	.42%	.42%	.44%
Expenses net of fee waivers, if any	.43%G	.44%	.41%	.42%	.42%	.44%
Expenses net of all reductions	.43%G	.44%	.41%	.42%	.41%	.44%
Net investment income (loss)	2.45%G	2.49%	2.70%	2.84%	2.87%	3.37%
Supplemental Data
Net assets, end of period (in millions)	$775	$663	$609	$468	$327	$274
Portfolio turnover rateH	17%G	14%	17%	15%	15%	14%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2016
(Amounts in thousands except percentages)

1. Organization.

Fidelity Intermediate Municipal Income Fund (the Fund) is a fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Intermediate Municipal Income and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All current fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period January 1, 2016 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2016 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and deferred trustees compensation.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$382,840
Gross unrealized depreciation	(5,539)
Net unrealized appreciation (depreciation) on securities	$377,301
Tax cost	$5,775,578

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $839,210 and $478,390, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The fee is based on an annual asset based fee of .10% of the Fund's average net assets plus an income based fee of 5% of the Fund's gross income throughout the month. For the reporting period, the total annualized management fee rate was .24% of average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$197	$–
Class T	-%	.25%	25	–
Class B	.65%	.25%	3	2
Class C	.75%	.25%	317	38
			$542	$40

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$1
Class T	1
Class B(a)	–(b)
Class C(a)	4
$6

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

 (b) In the amount of less than $500.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$130.17
Class T	12.13
Class B	–(b)	.10
Class C	52.16
Intermediate Municipal Income	2,216.09
Class I	593.17
	$3,003

 (a) Annualized

 (b) In the amount of less than $500.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $21.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2016	Year ended December 31, 2015
From net investment income
Class A	$1,722	$2,879
Class T	219	404
Class B	6	23
Class C	454	907
Intermediate Municipal Income	61,971	117,592
Class I	8,678	16,067
Total	$73,050	$137,872
From net realized gain
Class A	$–	$23
Class T	–	3
Class B	-	-(a)
Class C	–	12
Intermediate Municipal Income	–	855
Class I	–	119
Total	$–	$1,012

 (a) In the amount of less than $500.

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2016	Year ended December 31, 2015	Six months ended June 30, 2016	Year ended December 31, 2015
Class A
Shares sold	3,495	5,392	$37,056	$56,673
Reinvestment of distributions	138	250	1,465	2,622
Shares redeemed	(2,798)	(2,446)	(29,726)	(25,634)
Net increase (decrease)	835	3,196	$8,795	$33,661
Class T
Shares sold	144	275	$1,512	$2,894
Reinvestment of distributions	18	34	196	357
Shares redeemed	(58)	(219)	(616)	(2,287)
Net increase (decrease)	104	90	$1,092	$964
Class B
Shares sold	1	1	$7	$14
Reinvestment of distributions	–(a)	1	4	16
Shares redeemed	(91)	(87)	(974)	(915)
Net increase (decrease)	(90)	(85)	$(963)	$(885)
Class C
Shares sold	866	1,091	$9,190	$11,486
Reinvestment of distributions	37	75	392	786
Shares redeemed	(526)	(1,176)	(5,580)	(12,311)
Net increase (decrease)	377	(10)	$4,002	$(39)
Intermediate Municipal Income
Shares sold	57,536	99,171	$609,854	$1,039,984
Reinvestment of distributions	4,095	7,960	43,467	83,490
Shares redeemed	(32,935)	(77,490)	(349,203)	(811,988)
Net increase (decrease)	28,696	29,641	$304,118	$311,486
Class I
Shares sold	17,394	18,867	$184,659	$198,402
Reinvestment of distributions	620	1,168	6,591	12,276
Shares redeemed	(8,976)	(14,694)	(95,267)	(154,099)
Net increase (decrease)	9,038	5,341	$95,983	$56,579

 (a) In the amount of less than five hundred shares.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period-B January 1, 2016 to June 30, 2016
Class A	.68%
Actual		$1,000.00	$1,033.10	$3.44
Hypothetical-C		$1,000.00	$1,021.48	$3.42
Class T	.64%
Actual		$1,000.00	$1,033.30	$3.24
Hypothetical-C		$1,000.00	$1,021.68	$3.22
Class C	1.43%
Actual		$1,000.00	$1,029.20	$7.21
Hypothetical-C		$1,000.00	$1,017.75	$7.17
Intermediate Municipal Income	.35%
Actual		$1,000.00	$1,034.80	$1.77
Hypothetical-C		$1,000.00	$1,023.12	$1.76
Class I	.43%
Actual		$1,000.00	$1,034.30	$2.17
Hypothetical-C		$1,000.00	$1,022.73	$2.16

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

ALIM-SANN-0816
1.820155.110

Fidelity® Intermediate Municipal Income Fund Semi-Annual Report June 30, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five States as of June 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Illinois	13.7	13.5
Florida	12.8	13.7
Texas	10.6	9.6
New York	8.7	7.8
California	8.1	8.5

Top Five Sectors as of June 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	37.4	38.5
Health Care	13.0	14.5
Transportation	12.8	10.3
Escrowed/Pre-Refunded	10.3	9.2
Electric Utilities	9.3	8.8

Quality Diversification (% of fund's net assets)

As of June 30, 2016
AAA	6.5%
AA,A	71.9%
BBB	9.5%
BB and Below	1.8%
Not Rated	3.3%
Short-Term Investments and Net Other Assets	7.0%

As of December 31, 2015
AAA	6.6%
AA,A	73.3%
BBB	9.5%
BB and Below	2.2%
Not Rated	2.9%
Short-Term Investments and Net Other Assets	5.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 92.8%
	Principal Amount (000s)	Value (000s)
Alabama - 1.0%
Birmingham Gen. Oblig. Series 2013 A, 0% 3/1/43 (a)	2,800	3,100
Mobile County Board of School Commissioners Series 2016 B:
5% 3/1/29	$6,050	$7,540
5% 3/1/30	6,305	7,820
5% 3/1/31	6,320	7,808
5% 3/1/32	5,075	6,245
5% 3/1/33	7,380	9,039
Montgomery Med. Clinic Facilities:
5% 3/1/26	2,000	2,385
5% 3/1/27	4,030	4,771
5% 3/1/28	4,350	5,118
5% 3/1/29	3,570	4,164
5% 3/1/30	4,305	4,998

TOTAL ALABAMA		62,988

Alaska - 0.3%
Alaska Gen. Oblig. Series 2016 A, 5% 8/1/33	7,450	9,226
Alaska Int'l. Arpts. Revs. Series 2016 B, 5% 10/1/33 (b)	7,800	9,572

TOTAL ALASKA		18,798

Arizona - 1.9%
Arizona Ctfs. of Prtn. Series 2010 A:
5% 10/1/16 (FSA Insured)	7,000	7,074
5% 10/1/17 (FSA Insured)	10,000	10,530
5% 10/1/18 (FSA Insured)	2,500	2,731
5.25% 10/1/20 (FSA Insured)	6,695	7,539
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 D:
5.5% 1/1/38	6,300	6,743
6% 1/1/27	1,400	1,510
Arizona School Facilities Board Ctfs. of Prtn. Series 2008, 5.75% 9/1/22 (Pre-Refunded to 9/1/18 @ 100)	15,000	16,626
Glendale Gen. Oblig. Series 2015, 4% 7/1/21 (FSA Insured)	2,210	2,513
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.) Series 2007, 5% 12/1/32 (Pre-Refunded to 12/1/17 @ 100)	1,360	1,442
Glendale Sr. Excise Tax Rev. Series 2015 A:
5% 7/1/27	8,000	9,980
5% 7/1/28	7,470	9,277
5% 7/1/29	8,140	10,049
Glendale Trans. Excise Tax Rev.:
5% 7/1/24 (FSA Insured)	1,820	2,302
5% 7/1/25 (FSA Insured)	2,125	2,717
5% 7/1/26 (FSA Insured)	3,670	4,633
Maricopa County Mesa Unified School District # 4 Series 2016, 4% 7/1/18	2,100	2,237
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2016, 5% 7/1/21 (b)	1,785	2,110
Phoenix Civic Impt. Corp. Excise Tax Rev.:
Series 2011 A, 5% 7/1/20	1,050	1,219
Series 2011 C, 5% 7/1/21	1,000	1,194
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2009 A, 5% 7/1/18	7,665	8,328
Pima County Swr. Sys. Rev.:
Series 2011 B:
5% 7/1/20	2,150	2,495
5% 7/1/25 (Pre-Refunded to 7/1/21 @ 100)	2,000	2,385
Series 2012 A:
5% 7/1/22	500	609
5% 7/1/23	1,100	1,345
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2009 A, 5% 1/1/26	600	662

TOTAL ARIZONA		118,250

California - 8.1%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.) Series 2009 B, 6.25% 8/1/39	1,700	1,980
Alameda Corridor Trans. Auth. Rev. Series 2013 A, 5% 10/1/23	2,160	2,695
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Bonds 1.5%, tender 4/2/18 (c)	6,800	6,871
Series 2009 F1, 5.625% 4/1/44 (Pre-Refunded to 4/1/19 @ 100)	5,200	5,897
California Dept. of Wtr. Resources Series AI:
5% 12/1/25	2,195	2,651
5% 12/1/29	4,865	5,835
California Econ. Recovery Series 2009 A:
5% 7/1/18 (Escrowed to Maturity)	1,030	1,120
5% 7/1/18 (Escrowed to Maturity)	3,480	3,785
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	50	50
5% 3/1/19	1,470	1,577
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	2,800	2,963
5.25% 12/1/33	110	110
5.25% 4/1/34	30	30
5.5% 8/1/29	13,900	15,293
5.5% 4/1/30	5	5
5.5% 8/1/30	10,000	11,002
6% 3/1/33	12,375	14,589
6% 4/1/38	7,500	8,542
6% 11/1/39	35,800	41,796
6.5% 4/1/33	150	174
California Health Facilities Fing. Auth. Rev.:
(Providence Health and Svcs. Proj.):
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	100	113
6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	5,300	5,991
(St. Joseph Health Sys. Proj.) Series 2013 A, 5% 7/1/25	4,000	4,931
Bonds (Children's Hosp. of Orange County Proj.) Series 2012 A, 2.21%, tender 7/7/16 (c)	4,500	4,518
Series 2011 D, 5% 8/15/35	3,000	3,599
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2010 A, 0.9%, tender 8/1/16 (c)(d)(e)	45,650	45,650
California Pub. Works Board Lease Rev.:
(Univ. Proj.) Series 2011 B, 5.25% 10/1/24 (Pre-Refunded to 10/1/21 @ 100)	4,345	5,295
(Various Cap. Projs.) Series 2012 G:
5% 11/1/23	1,000	1,227
5% 11/1/24	1,000	1,227
(Various Cap. Projs.) Series 2011 A:
5.25% 10/1/24	4,000	4,840
5.25% 10/1/25	4,000	4,833
(Various Cap. Projs.):
Series 2009 G1, 5.25% 10/1/17	15,275	16,154
Series 2012 A:
5% 4/1/22	2,100	2,546
5% 4/1/23	5,000	6,059
(Various Judicial Council Projects) Series 2011 D:
5% 12/1/20	3,250	3,810
5% 12/1/21	2,500	3,006
Series 2009 G1, 5.75% 10/1/30	2,100	2,412
Series 2009 I, 6.125% 11/1/29	1,300	1,525
Series 2010 A, 5.75% 3/1/30	4,100	4,779
California State Univ. Rev. Series 2009 A:
5.75% 11/1/25 (Pre-Refunded to 5/1/19 @ 100)	5,000	5,707
5.75% 11/1/28 (Pre-Refunded to 5/1/19 @ 100)	5,000	5,707
California Stwd Cmnty. Dev. Auth. Series 2016, 5% 5/15/18	1,000	1,079
Central Valley Fing. Auth. Cogeneration Proj. Rev. (Carson Ice-Gen. Proj.) Series 2009, 5.25% 7/1/20	600	699
Elsinore Valley Muni. Wtr. District Ctfs. of Prtn. Series 2008 A:
5% 7/1/21 (Pre-Refunded to 7/1/18 @ 100)	1,815	1,972
5% 7/1/22 (Pre-Refunded to 7/1/18 @ 100)	3,155	3,428
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2013 A, 5% 6/1/29	5,000	6,140
Los Angeles Cmnty. College District:
Series 2008 A, 6% 8/1/33 (Pre-Refunded to 8/1/19 @ 100)	4,000	4,636
Series 2010 C, 5.25% 8/1/39	3,700	4,290
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/18 (AMBAC Insured)	1,425	1,429
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2015 A, 5% 7/1/29	10,000	12,670
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 5% 3/1/19	3,300	3,656
Los Angeles Unified School District:
Series 2004 J, 5% 1/1/17	10,000	10,221
Series 2006 A, 5% 7/1/18 (Pre-Refunded to 7/1/16 @ 100)	4,085	4,085
Series 2006 F, 5% 7/1/30 (Pre-Refunded to 7/1/16 @ 100)	2,855	2,855
Los Angeles Wastewtr. Sys. Rev. Series 2009 A:
5.75% 6/1/34	1,780	2,030
5.75% 6/1/34 (Pre-Refunded to 6/1/19 @ 100)	2,220	2,542
Modesto Irrigation District Elec. Rev. Series 2011 A:
5% 7/1/22	1,000	1,179
5% 7/1/23	3,800	4,435
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 2010 A:
5% 7/1/19	1,185	1,330
5% 7/1/20	2,000	2,229
5% 7/1/21	1,500	1,671
5% 7/1/22	2,250	2,506
Oakland Gen. Oblig. Series 2009 B, 6% 1/15/34 (Pre-Refunded to 1/15/19 @ 100)	1,485	1,684
Oakland Unified School District Alameda County:
Series 2009 A, 6.5% 8/1/21	2,250	2,597
Series 2013, 6.25% 8/1/28	1,860	2,230
Series 2015 A:
5% 8/1/26 (FSA Insured)	3,500	4,443
5% 8/1/28	1,000	1,236
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A, 5% 2/1/23	5,865	7,006
Port of Oakland Rev. Series 2012 P, 5% 5/1/22 (e)	5,000	6,015
Poway Unified School District Series B:
0% 8/1/36	12,950	7,209
0% 8/1/37	16,850	9,054
0% 8/1/38	4,650	2,405
0% 8/1/40	2,240	1,081
Poway Unified School District Pub. Fing.:
5% 9/1/25	1,160	1,429
5% 9/1/28	1,600	1,927
5% 9/1/32	1,685	1,975
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (FGIC Insured)	3,115	2,418
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Proctor & Gamble Proj.) Series 2009:
5.25% 7/1/20	700	820
5.25% 7/1/21	700	842
San Bernardino Cmnty. College District Series A, 6.5% 8/1/27 (Pre-Refunded to 8/1/18 @ 100)	3,500	3,923
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.):
Series 2009 A:
5% 8/1/19	8,465	9,442
5.25% 8/1/26	2,200	2,472
5.5% 8/1/20	2,000	2,281
Series 2009 B, 5% 8/1/18	7,355	7,890
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/23	8,900	10,743
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2009 A:
5% 5/15/21 (Pre-Refunded to 5/15/19 @ 100)	3,240	3,640
5% 5/15/22 (Pre-Refunded to 5/15/19 @ 100)	2,000	2,247
San Diego Unified School District:
Series 2008 C:
0% 7/1/34	2,600	1,594
0% 7/1/39	7,200	3,689
0% 7/1/46	20,405	8,184
0% 7/1/47	13,000	5,042
Series 2008 E, 0% 7/1/49	4,500	1,587
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (Pre-Refunded to 8/1/17 @ 100)	4,300	4,516
San Marcos Unified School District Series 2010 B:
0% 8/1/35	3,675	2,122
0% 8/1/37	2,000	1,072
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.) Series 2007 C, 5.75% 2/1/41 (Pre-Refunded to 8/1/17 @ 100)	5,000	5,280
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,808
Sonoma County Jr. College District Rev. Series 2002, 5% 8/1/28 (FSA Insured)	385	386
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (Pre-Refunded to 8/1/18 @ 100)	10,600	11,691
Union Elementary School District Series A, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,310	1,236
Univ. of California Revs.:
Series 2016 O, 5.25% 5/15/39 (Pre-Refunded to 5/15/19 @ 100)	540	610
Series 2016, 5.25% 5/15/39	1,055	1,191
Series O, 5.25% 5/15/39 (Pre-Refunded to 5/15/19 @ 100)	305	344
Ventura County Cmnty. College District Series C, 5.5% 8/1/33 (Pre-Refunded to 8/1/18 @ 100)	4,400	4,842
Washington Township Health Care District Gen. Oblig. Series 2013 A, 5.5% 8/1/40	3,500	4,418
West Contra Costa Unified School District Series 2012, 5% 8/1/26	7,895	9,477

TOTAL CALIFORNIA		502,074

Colorado - 0.5%
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) 0% 7/15/22 (Escrowed to Maturity)	11,100	10,138
Colorado Health Facilities Auth. Rev.:
(Longmont Hosp. Proj.) Series 2006 B, 5.25% 12/1/16 (Escrowed to Maturity)	1,990	2,025
Bonds Series 2008 D3, 5%, tender 11/12/21 (c)	7,585	8,843
E-470 Pub. Hwy. Auth. Rev.:
Serie 2004 C, 5% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,565	3,591
Series 2010 A:
0% 9/1/35	2,000	1,120
0% 9/1/37	3,000	1,549
0% 9/1/38	3,760	1,873

TOTAL COLORADO		29,139

Connecticut - 1.3%
Connecticut Gen. Oblig.:
Series 2005 B, 5.25% 6/1/17 (AMBAC Insured)	3,015	3,140
Series 2009 B, 5% 3/1/18	4,965	5,304
Series 2012 E, 5% 9/15/23	3,000	3,638
Series 2013 A, 0.75% 3/1/17 (c)	1,600	1,600
Series 2014 C, 5% 12/15/16	20,600	21,008
Series 2014 E, 4% 9/1/16	15,000	15,087
Series 2016 A, 4% 3/15/18	21,100	22,221
Connecticut Health & Edl. Facilities Auth. Rev. (Yale-New Haven Hosp. Proj.) Series J1, 5% 7/1/31 (Pre-Refunded to 7/1/16 @ 100)	5,000	5,000

TOTAL CONNECTICUT		76,998

Delaware - 0.1%
Delaware Trans. Auth. (U.S. 301 Proj.) Series 2015, 5% 6/1/55	4,700	5,546
Delaware, New Jersey - 0.1%
Delaware River & Bay Auth. Rev. Series 2014 C:
5% 1/1/22	3,000	3,570
5% 1/1/24	1,270	1,579
5% 1/1/25	2,750	3,440

TOTAL DELAWARE, NEW JERSEY		8,589

District Of Columbia - 0.3%
District of Columbia Rev. Series A, 5% 6/1/40	6,700	7,523
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41 (Pre-Refunded to 10/1/17 @ 100)	7,900	8,378

TOTAL DISTRICT OF COLUMBIA		15,901

Florida - 12.8%
Brevard County School Board Ctfs. of Prtn.:
Series 2014:
5% 7/1/27	3,300	4,096
5% 7/1/30	7,455	9,135
Series 2015 C, 5% 7/1/24	3,000	3,798
Broward County Arpt. Sys. Rev.:
Series 2012 Q1, 5% 10/1/23	3,100	3,735
Series A:
5% 10/1/29 (e)	4,210	5,127
5% 10/1/31 (e)	3,000	3,634
5% 10/1/32 (e)	4,000	4,831
Broward County School Board Ctfs. of Prtn.:
Series 2007 A, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,180	2,180
Series 2012 A:
5% 7/1/21	5,380	6,358
5% 7/1/22	5,000	6,053
5% 7/1/25	5,635	6,760
5% 7/1/26	24,585	29,478
Series 2015 A:
5% 7/1/26	11,500	14,584
5% 7/1/27	9,165	11,510
5% 7/1/28	4,000	4,997
Series 2015 B:
5% 7/1/25	2,160	2,760
5% 7/1/26	11,670	14,800
5% 7/1/27	7,900	9,922
5% 7/1/28	13,510	16,879
Series 2016, 5% 7/1/32	2,500	3,114
Citizens Property Ins. Corp. Series 2011 A1, 5% 6/1/18	2,000	2,158
Clay County School Board Ctfs. of Prtn. Series 2005 B, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,385	1,385
Clearwater Wtr. and Swr. Rev. Series 2011:
5% 12/1/21	1,300	1,549
5% 12/1/23	2,245	2,678
5% 12/1/24	2,365	2,820
Duval County School Board Ctfs. of Prtn. Series 2015 B:
5% 7/1/27	4,385	5,499
5% 7/1/28	1,000	1,250
5% 7/1/30	6,630	8,209
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2006 C, 5% 6/1/29 (Pre-Refunded to 6/1/17 @ 101)	3,400	3,564
Series 2009 D, 5% 6/1/21	2,780	3,144
Series 2011 C:
5% 6/1/20	12,380	14,338
5% 6/1/22	10,000	11,883
Series 2011 E, 5% 6/1/24	5,000	5,926
Series A, 5.5% 6/1/38	1,800	1,970
Florida Dept. of Trans. Rev. Series 2005 A, 5% 7/1/16	3,465	3,465
Florida Dev. Fin. Corp. Healthcare Facility Rev. 6% 2/1/33	4,900	5,701
Florida Gen. Oblig. (Dept. of Trans. Right-of-Way and Bridge Construction Proj.) Series 2008 A, 5.375% 7/1/28 (Pre-Refunded to 7/1/17 @ 100)	3,375	3,563
Florida Mid-Bay Bridge Auth. Rev. Series 2015 A:
5% 10/1/27	3,600	4,374
5% 10/1/28	5,000	6,071
5% 10/1/29	2,725	3,304
5% 10/1/30	2,475	2,996
Florida Muni. Pwr. Agcy. Rev.:
(Requirements Pwr. Supply Proj.) Series 2016 A:
5% 10/1/30	1,830	2,334
5% 10/1/31	2,000	2,530
(St. Lucie Proj.) Series 2012 A, 5% 10/1/26	12,300	14,692
(Stanton II Proj.) Series 2012 A, 5% 10/1/22	2,830	3,463
Series 2015 B:
5% 10/1/24	1,000	1,266
5% 10/1/27	1,500	1,888
Halifax Hosp. Med. Ctr. Rev.:
5% 6/1/28	1,280	1,561
5% 6/1/35	2,500	2,965
5% 6/1/46	2,340	2,735
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2005 I:
5% 11/15/17	2,600	2,751
5% 11/15/18	2,000	2,197
Series 2008 B, 6% 11/15/37	12,000	13,916
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101)	3,600	4,423
Indian River County School Board Ctfs. of Prtn. Series 2014:
5% 7/1/24	2,670	3,353
5% 7/1/25	2,000	2,546
Indian River County Wtr. & Swr. Rev.:
5% 9/1/21	1,855	2,096
5% 9/1/22	2,270	2,564
Jacksonville Sales Tax Rev. Series 2012:
5% 10/1/22	4,000	4,868
5% 10/1/23	5,320	6,499
JEA Wtr. & Swr. Sys. Rev. Series 2010 C, 5% 10/1/20	1,785	1,987
Lake County School Board Ctfs. of Prtn. Series 2014 A:
5% 6/1/25 (FSA Insured)	1,000	1,246
5% 6/1/26 (FSA Insured)	1,800	2,231
5% 6/1/28 (FSA Insured)	500	612
Miami-Dade County Aviation Rev.:
Series 2010 A, 5.375% 10/1/41	4,700	5,407
Series 2010 B, 5% 10/1/35 (FSA Insured)	10,225	11,630
Series 2012 A:
5% 10/1/22 (e)	3,000	3,591
5% 10/1/24 (e)	10,000	11,828
5% 10/1/24	2,165	2,600
Series 2014 A:
5% 10/1/27 (e)	1,325	1,614
5% 10/1/29 (e)	2,805	3,391
5% 10/1/33 (e)	5,600	6,627
5% 10/1/37	7,400	8,965
Series 2015 A, 5% 10/1/35 (e)	2,500	2,934
Miami-Dade County Cap. Asset Acquisition Series 2012 A, 5% 10/1/25	2,250	2,720
Miami-Dade County Expressway Auth.:
Series 2010 A, 5% 7/1/40	8,200	9,239
Series 2014 A, 5% 7/1/44	2,900	3,436
Miami-Dade County Gen. Oblig. (Parks Prog.) Series 2015 A, 5% 11/1/23	4,075	5,089
Miami-Dade County Pub. Facilities Rev. (Jackson Health Sys. Proj.) Series 2005 B, 5% 6/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,195	8,288
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2014 D:
5% 11/1/24	11,680	14,720
5% 11/1/25	12,235	15,333
5% 11/1/26	7,950	9,873
Series 2015 A, 5% 5/1/27 (FSA Insured)	4,220	5,266
Series 2015 B, 5% 5/1/28	13,690	17,045
Series 2015 D, 5% 2/1/30	6,500	8,139
Series 2016 A:
5% 8/1/27	7,560	9,683
5% 5/1/31	19,770	24,773
Miami-Dade County Transit Sales Surtax Rev. Series 2012:
5% 7/1/21	1,250	1,476
5% 7/1/42	1,675	1,946
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5.25% 10/1/18 (FSA Insured)	8,000	8,787
North Brevard County Hosp. District Rev.:
5.75% 10/1/38	2,210	2,403
5.75% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	5,425	6,029
5.75% 10/1/43	535	581
5.75% 10/1/43 (Pre-Refunded to 10/1/18 @ 100)	1,315	1,461
Orange County Health Facilities Auth.:
(Orlando Health, Inc.) Series 2009, 5.25% 10/1/20	4,520	5,121
Series 2012 A, 5% 10/1/42	12,650	14,468
Series 2012 B, 5% 10/1/42	5,200	5,947
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Health Care Sys. Proj.) Series 1996 A, 6.25% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,395
Orange County School Board Ctfs. of Prtn.:
Series 2012 B, 5% 8/1/26	4,000	4,856
Series 2015 C, 5% 8/1/29	7,000	8,820
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/20	2,000	2,306
Orlando Utils. Commission Util. Sys. Rev.:
Series 2011 B:
5% 10/1/19	1,500	1,700
5% 10/1/20	3,500	4,090
Series 2012 A:
5% 10/1/23	1,700	2,146
5% 10/1/25	900	1,175
Palm Beach County School Board Ctfs. of Prtn.:
Series 2014 B:
5% 8/1/17	1,785	1,867
5% 8/1/25	3,200	4,109
Series 2015 B:
5% 8/1/25	1,625	2,087
5% 8/1/27	8,285	10,478
5% 8/1/28	5,485	6,911
Series 2015 D:
5% 8/1/26	24,065	30,667
5% 8/1/27	10,910	13,798
5% 8/1/28	3,730	4,700
5% 8/1/26	10,460	13,329
Palm Beach County Solid Waste Auth. Rev.:
Series 2009, 5.25% 10/1/18 (Berkshire Hathaway Assurance Corp. Insured)	15,000	16,501
Series 2011, 5% 10/1/24	8,600	10,215
Putnam County Dev. Auth. Poll. Cont. Rev. Bonds (Seminole Elec. Coop., Inc. Proj.) Series 2007 B, 5.35%, tender 5/1/18 (c)	5,200	5,582
Saint Lucie County School Board Ctfs. of Prtn. Series 2013 A:
5% 7/1/25	2,000	2,424
5% 7/1/27	4,255	5,114
South Florida Wtr. Mgmt. District Ctfs. of Prtn. Series 2015, 5% 10/1/30	4,000	5,045
South Lake County Hosp. District (South Lake Hosp., Inc.) Series 2009 A, 6.25% 4/1/39	2,700	3,019
Tallahassee Health Facilities Rev.:
(Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A:
5% 12/1/19	530	593
5% 12/1/20	100	115
5% 12/1/21	800	936
Series 2015 A, 5% 12/1/40	1,800	2,084
Tampa Health Sys. Rev. Series 2010, 5% 11/15/19	1,500	1,700
Tampa Solid Waste Sys. Rev. Series 2010:
5% 10/1/17 (FSA Insured) (e)	5,965	6,275
5% 10/1/18 (FSA Insured) (e)	10,515	11,360
5% 10/1/19 (FSA Insured) (e)	5,965	6,638
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/28	1,900	2,266
Volusia County School Board Ctfs. of Prtn. (Florida Master Lease Prog.) Series 2016 A, 5% 8/1/32 (Build America Mutual Assurance Insured)	5,000	6,192

TOTAL FLORIDA		789,224

Georgia - 2.7%
Atlanta Wtr. & Wastewtr. Rev.:
5% 11/1/27	1,000	1,269
5% 11/1/29	2,500	3,152
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georga Pwr. Co. Plant Vogtle Proj.) Series 2008, 1.65%, tender 6/18/21 (c)	8,540	8,585
Colquitt County Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity)	7,015	6,601
DeKalb County Hosp. Auth. Rev. (DeKalb Med. Ctr., Inc. Proj.) Series 2010:
6% 9/1/30	5,800	6,705
6.125% 9/1/40	7,190	8,184
DeKalb County Wtr. & Swr. Rev. Series 2011 A, 5.25% 10/1/25	1,480	1,787
Fulton County Facilities Corp. Ctfs. of Prtn. (Gen. Purp. Proj.) Series 2009:
5% 11/1/18	6,000	6,563
5% 11/1/19	3,000	3,383
Georgia Gen. Oblig. Series 2014 D, 5% 7/1/16	30,630	30,630
Georgia Muni. Elec. Auth. Pwr. Rev.:
(Prerefunded Proj.) Series 2008 D, 5.75% 1/1/19 (Pre-Refunded to 7/1/18 @ 100)	8,510	9,363
(Proj. One) Series 2008 A:
5.25% 1/1/18	7,500	8,011
5.25% 1/1/20	1,625	1,867
(Unrefunded Balance Proj.) Series 2008, 5.75% 1/1/19	2,990	3,276
Series 2005 V, 6.6% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	410	426
Series 2011 A, 5% 1/1/21	9,000	10,550
Series GG:
5% 1/1/22	3,000	3,604
5% 1/1/24	3,625	4,396
5% 1/1/25	1,250	1,503
5% 1/1/26	5,000	5,996
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.):
Series 2014 U, 5% 10/1/24	1,400	1,744
Series Q, 5% 10/1/22	2,000	2,407
Series S:
5% 10/1/22	1,275	1,535
5% 10/1/24	2,425	2,930
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Third Series 2009 A, 5.25% 7/1/36	11,600	13,040
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Scherer Proj.) Series 2009, 2.35%, tender 12/11/20 (c)	6,785	7,055
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009, 5.5% 1/1/36	11,000	12,144

TOTAL GEORGIA		166,706

Hawaii - 0.1%
Hawaii Arpts. Sys. Rev. Series 2015 A, 5% 7/1/45 (e)	4,060	4,811
Hawaii Gen. Oblig. Series DR, 5% 6/1/18	3,655	3,953

TOTAL HAWAII		8,764

Idaho - 0.1%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2008 A:
6.5% 11/1/28	2,700	3,050
6.75% 11/1/37	2,600	2,935
(Trinity Health Group Proj.) 2008 B, 6.25% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	1,600	1,812

TOTAL IDAHO		7,797

Illinois - 13.1%
Chicago Board of Ed.:
Series 1999 A:
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	989
5.25% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,670
Series 2009 D:
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,635	2,772
5% 12/1/20 (Assured Guaranty Corp. Insured)	5,960	6,226
5% 12/1/21 (Assured Guaranty Corp. Insured)	5,200	5,413
Series 2010 F:
5% 12/1/20	1,060	968
5% 12/1/31	20,065	17,806
Series 2011 A, 5.5% 12/1/39	5,900	5,427
Chicago Gen. Oblig.:
(Cap. Impt. Proj.) Series 1999:
0% 1/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,600	2,431
0% 1/1/39 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,370	4,320
(City Colleges Proj.) Series 1999, 0% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	17,310	15,619
Series 2004 A, 5.25% 1/1/29 (FSA Insured)	190	190
Series 2012 C:
5% 1/1/23	2,715	2,814
5% 1/1/25	1,000	1,025
5.25% 1/1/29	12,100	12,347
5.25% 1/1/30	17,000	17,284
Chicago Midway Arpt. Rev.:
Series 2014 A, 5% 1/1/32 (e)	6,500	7,618
Series 2014 B:
5% 1/1/19	350	386
5% 1/1/22	1,000	1,196
5% 1/1/24	3,330	4,139
Series 2016 A:
5% 1/1/29 (e)	2,220	2,699
5% 1/1/30 (e)	3,390	4,105
5% 1/1/31 (e)	2,500	3,016
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2010 D:
5.25% 1/1/18 (e)	750	798
5.25% 1/1/19 (e)	5,125	5,637
Series 2011 B, 5% 1/1/20	4,430	5,023
Series 2011 C, 6.5% 1/1/41	14,475	17,485
Series 2012 A, 5% 1/1/22	1,750	2,089
Series 2012 B:
4% 1/1/17 (e)	6,300	6,400
5% 1/1/22 (e)	7,000	8,217
Chicago Park District Gen. Oblig. Series 2010 C:
5% 1/1/22	3,155	3,574
5% 1/1/23	3,400	3,837
5% 1/1/24	2,000	2,255
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5307 Proj.) Series 2008 A, 5.25% 6/1/23 (Assured Guaranty Corp. Insured)	1,700	1,815
5% 6/1/19 (Pre-Refunded to 12/1/16 @ 100)	3,705	3,772
5% 6/1/19 (Pre-Refunded to 12/1/16 @ 100)	745	758
Chicago Wastewtr. Transmission Rev. Series 2012, 5% 1/1/23	1,300	1,502
Chicago Wtr. Rev. Series 2008, 5.25% 11/1/33	5,200	5,596
Cook County Forest Preservation District:
Series 2012 B:
5% 12/15/23	1,000	1,156
5% 12/15/24	1,000	1,153
Series 2012 C, 5% 12/15/25	2,120	2,440
Cook County Gen. Oblig.:
Series 2010 A, 5.25% 11/15/24	17,925	20,304
Series 2010 G, 5% 11/15/25	2,940	3,287
Series 2011 A, 5.25% 11/15/24	1,500	1,742
Series 2012 C:
5% 11/15/22	2,000	2,351
5% 11/15/23	4,980	5,842
5% 11/15/24	18,655	21,871
5% 11/15/25 (FSA Insured)	520	609
Cook County Thorton Township High School District #205 Series 2008, 5.5% 12/1/19 (Assured Guaranty Corp. Insured)	1,660	1,832
DuPage County Forest Preserve District Rev. Series 2000, 0% 11/1/17	2,700	2,669
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	1,800	1,655
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity)	28,900	25,749
Illinois Edl. Facilities Auth. Rev. Bonds Series 2001 B3, 0.5%, tender 3/7/17 (c)	9,000	8,972
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2008 D, 6.5% 11/1/38 (Pre-Refunded to 11/1/18 @ 100)	2,615	2,965
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	5,200	5,875
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38 (Pre-Refunded to 7/1/18 @ 100)	6,840	7,492
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5% 5/15/18	8,415	9,035
5% 5/15/19	3,940	4,370
(Provena Health Proj.) Series 2010 A:
6% 5/1/20	2,060	2,380
6.25% 5/1/21	6,395	7,552
(Sherman Health Systems Proj.) Series 2007 A, 5.5% 8/1/37 (Pre-Refunded to 8/1/17 @ 100)	14,655	15,414
(Silver Cross Hosp. and Med. Ctr. Proj.) Series 2008 A, 5.5% 8/15/30	1,485	1,590
(The Univ. of Chicago Med. Ctr. Proj.) Series 2009 B, 5% 8/15/23	4,700	5,402
Bonds Series E, 5%, tender 5/1/17 (c)	2,000	2,072
Series 2008 A, 5.625% 1/1/37	21,070	22,298
Series 2008 D, 6.25% 11/1/28 (Pre-Refunded to 11/1/18 @ 100)	3,135	3,536
Series 2009 A, 7.25% 11/1/38 (Pre-Refunded to 11/1/18 @ 100)	5,865	6,758
Series 2009:
6.875% 8/15/38 (Pre-Refunded to 8/15/19 @ 100)	325	385
7% 8/15/44 (Pre-Refunded to 8/15/19 @ 100)	12,915	15,368
Series 2010 A:
5.5% 8/15/24	2,145	2,406
5.75% 8/15/29	1,440	1,620
Series 2012 A, 5% 5/15/23	1,480	1,748
Series 2012:
5% 9/1/32	8,100	9,194
5% 9/1/38	10,910	12,166
5% 11/15/43	3,265	3,640
Series 2013:
5% 11/15/26	2,675	3,096
5% 11/15/29	805	923
5% 5/15/43	7,800	8,628
Series 2015 A:
5% 11/15/27	1,045	1,285
5% 11/15/28	1,250	1,534
5% 11/15/29	1,885	2,304
5% 11/15/32	3,475	4,205
5% 11/15/45	2,090	2,479
Series 2015 C:
5% 8/15/35	6,100	7,183
5% 8/15/44	29,100	33,833
Series 2016 A:
5% 7/1/30	2,620	3,224
5% 7/1/36	3,175	3,826
5% 11/15/21	400	477
5% 11/15/26	3,025	3,764
Illinois Gen. Oblig.:
Series 2006:
5% 1/1/18	9,600	10,086
5% 1/1/19	3,200	3,437
Series 2010, 5% 1/1/21 (FSA Insured)	12,000	13,134
Series 2012 A, 5% 1/1/33	3,600	3,871
Series 2012:
5% 8/1/19	4,475	4,875
5% 3/1/20	3,280	3,560
5% 3/1/21	2,750	3,022
5% 8/1/21	1,600	1,768
5% 3/1/22	5,000	5,557
5% 8/1/22	6,600	7,370
5% 8/1/23	3,400	3,837
Series 2013, 5.5% 7/1/38	4,000	4,500
Series 2014:
5% 4/1/28	1,095	1,217
5% 5/1/32	2,500	2,756
5.25% 2/1/31	10,500	11,720
5% 2/1/26	2,260	2,527
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/28	10,000	12,309
Illinois Sales Tax Rev. Series 2013, 5% 6/15/25	13,360	16,148
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2006 A1, 5% 1/1/26 (Pre-Refunded to 7/1/16 @ 100)	2,300	2,300
Series 2006 A2, 5% 1/1/31 (Pre-Refunded to 7/1/16 @ 100)	34,640	34,640
Series 2015 A, 5% 1/1/40	12,700	15,389
Series 2016 B, 5% 1/1/41	20,000	24,474
Joliet School District #86 Gen. Oblig. Series 2002, 0% 11/1/21 (FSA Insured)	6,870	6,029
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
0% 12/1/18 (AMBAC Insured)	3,960	3,812
0% 12/1/18 (Escrowed to Maturity)	595	582
5% 1/1/26	8,920	10,968
Lake County Cmnty. High School District #117, Antioch Series 2000 B, 0% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,300	4,807
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	8,040	6,750
McHenry County Conservation District Gen. Oblig. Series 2014:
5% 2/1/24	2,300	2,854
5% 2/1/27	6,000	7,470
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1992 A, 0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,415	1,295
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700	3,067
Series 2002 A, 0% 12/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,340	6,336
Series 2010 B1:
0% 6/15/43 (FSA Insured)	15,825	5,785
0% 6/15/44 (FSA Insured)	37,400	13,136
0% 6/15/47 (FSA Insured)	3,755	1,168
Series 2012 B, 0% 12/15/51	48,500	9,855
Series 2002 A, 0% 12/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,235	3,436
0% 6/15/17 (Escrowed to Maturity)	485	482
0% 6/15/17 (Escrowed to Maturity)	1,175	1,167
0% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,580	1,558
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2009 A:
5% 10/1/17	420	441
5% 10/1/17 (Escrowed to Maturity)	580	611
5% 10/1/19	630	661
5% 10/1/19 (Pre-Refunded to 10/1/17 @ 100)	845	890
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.) Series 2009 A, 5.75% 4/1/38 (Pre-Refunded to 4/1/19 @ 100)	2,670	3,029
Series 2013:
6% 10/1/42	3,900	4,732
6.25% 10/1/38	3,900	4,830
Will County Cmnty. Unit School District #365-U:
0% 11/1/16 (Escrowed to Maturity)	995	993
0% 11/1/16 (FSA Insured)	3,005	2,995
0% 11/1/17 (FSA Insured)	1,300	1,281

TOTAL ILLINOIS		810,394

Indiana - 2.7%
Crown Point Multi-School Bldg. Corp. (Crown Point Cmnty. School Corp. Proj.) Series 2000, 0% 1/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,850	6,743
Delaware County Ind. Hosp. Auth. Series 2006, 5.125% 8/1/29 (Pre-Refunded to 8/1/16 @ 100)	2,000	2,006
Hamilton Heights School Bldg. Corp. Series 2006, 5.25% 7/15/16 (FSA Insured)	1,060	1,062
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (Pre-Refunded to 1/15/20 @ 100)	11,380	13,634
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 C, 5.375% 11/1/32	4,200	4,617
Indiana Fin. Auth. Hosp. Rev. Series 2013, 5% 8/15/25	3,110	3,818
Indiana Fin. Auth. Rev.:
(l-69 Section 5 Proj.) Series 2014:
5.25% 9/1/25 (e)	1,160	1,389
5.25% 9/1/27 (e)	700	823
(Trinity Health Cr. Group Proj.) Series 2009 A:
5% 12/1/16	2,220	2,259
5% 12/1/17	855	906
Series 2012:
5% 3/1/22	1,000	1,164
5% 3/1/23	1,500	1,763
5% 3/1/30	1,050	1,201
5% 3/1/41	5,310	5,937
Series 2015, 5% 3/1/36	8,300	9,703
Indiana Fin. Auth. Wastewtr. Util. Rev.:
(CWA Auth. Proj.):
Series 2012 A, 5% 10/1/25	2,165	2,613
Series 2015 A:
5% 10/1/26	2,475	3,142
5% 10/1/28	1,180	1,482
Series 2011 A, 5.25% 10/1/24	4,025	4,805
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (c)	7,800	7,890
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 2001 A2, 1.6%, tender 2/1/17 (c)	5,900	5,934
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2012 A:
5% 1/1/24	1,000	1,194
5% 1/1/25	1,000	1,191
5% 1/1/26	2,745	3,265
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A:
0% 6/1/17 (AMBAC Insured)	3,000	2,980
0% 12/1/17 (AMBAC Insured)	1,470	1,454
0% 6/1/18 (AMBAC Insured)	1,740	1,712
Indianapolis Thermal Energy Sys. Series 2010 B:
5% 10/1/20	8,310	9,558
5% 10/1/21	5,500	6,466
Lake Central Multi-District School Bldg. Corp. Series 2012 B:
4% 1/15/22	1,455	1,655
5% 7/15/22	1,000	1,204
5% 7/15/23	2,700	3,270
5% 7/15/24	4,185	5,015
5% 7/15/25	4,330	5,168
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 7/15/27 (Pre-Refunded to 1/15/17 @ 100)	2,295	2,355
Whiting Envir. Facilities Rev. Bonds (BP Products North America, Inc. Proj.) Series 2015, 5%, tender 11/1/22 (c)(e)	29,770	35,182

TOTAL INDIANA		164,560

Iowa - 0.0%
Iowa Fin. Auth. Health Facilities Rev. Series 2005 A, 5% 2/15/17 (Assured Guaranty Corp. Insured)	1,685	1,729
Kansas - 0.3%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 D, 5% 11/15/19	285	324
Kansas Dev. Fin. Auth. Health Facilities Rev.:
(Hayes Med. Ctr., Inc. Proj.) Series 2010 Q, 5% 5/15/20	1,110	1,232
(KU Health Sys. Proj.) Series 2011 H, 5% 3/1/25	1,000	1,139
Wichita Hosp. Facilities Rev. (Via Christi Health Sys., Inc. Proj.) Series 2009 III A, 5% 11/15/17 (Escrowed to Maturity)	5,000	5,291
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev.:
Series 2012 A:
5% 9/1/23	1,025	1,226
5% 9/1/24	4,415	5,263
Series 2012 B, 5% 9/1/24	1,500	1,788
Series 2016 A:
5% 9/1/30	1,000	1,234
5% 9/1/32	1,150	1,406

TOTAL KANSAS		18,903

Kentucky - 1.9%
Kenton County Arpt. Board Arpt. Rev. Series 2016:
5% 1/1/25	825	1,037
5% 1/1/26	600	764
5% 1/1/29	1,600	1,999
5% 1/1/30	1,675	2,081
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.:
(St. Elizabeth Med. Ctr., Inc. Proj.) Series 2009 A, 5.5% 5/1/39 (Pre-Refunded to 5/1/19 @ 100)	3,000	3,394
Series 2010 A, 6% 6/1/30	1,750	2,016
Series 2015 A:
5% 6/1/25	1,775	2,130
5% 6/1/26	1,870	2,197
5% 6/1/27	1,965	2,290
5% 6/1/28	2,065	2,398
5% 6/1/29	2,170	2,510
5% 6/1/30	2,280	2,626
Kentucky State Property & Buildings Commission Rev.:
(#106 Proj.) Series 2013 A, 5% 10/1/27	3,865	4,654
(Proj. No. 112) Series 2016 B, 5% 11/1/27	9,880	12,308
Series 2008:
5.75% 11/1/23	1,395	1,548
5.75% 11/1/23 (Pre-Refunded to 11/1/18 @ 100)	10,605	11,827
Series 2016 A:
5% 2/1/29	5,720	7,101
5% 2/1/30	5,840	7,210
5% 2/1/32	2,295	2,798
5% 2/1/33	2,850	3,461
Series 2016, 3% 11/1/17	2,470	2,542
Louisville & Jefferson County Series 2013 A:
5.5% 10/1/33	2,500	3,100
5.75% 10/1/38	6,430	7,983
Louisville & Jefferson County Metropolitan Govt. Health Facilities Rev. (Jewish Hosp. & St. Mary's HealthCare Proj.) Series 2008, 6.125% 2/1/37 (Pre-Refunded to 2/1/18 @ 100)	23,325	25,327
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas and Elec. Co. Proj.) Series 2007 B, 1.15%, tender 6/1/17 (c)	3,050	3,056

TOTAL KENTUCKY		118,357

Louisiana - 1.4%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2015:
5% 6/1/17	5,500	5,706
5% 6/1/18	4,000	4,304
Louisiana Gas & Fuel Tax Rev. Bonds Series 2013 B, 0.79%, tender 7/1/16 (c)	30,000	29,952
Louisiana Gen. Oblig.:
Series 2015, 5% 5/1/18	1,635	1,761
Series 2016 B, 5% 8/1/28	6,360	8,013
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2009, 6.75% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	1,700	1,995
Louisiana Stadium and Exposition District Series 2013 A, 5% 7/1/24	2,125	2,590
New Orleans Aviation Board Rev. (North Term. Proj.) Series 2015 B:
5% 1/1/24 (e)	2,500	3,021
5% 1/1/25 (e)	2,000	2,449
5% 1/1/27 (e)	2,250	2,716
New Orleans Gen. Oblig. Series 2012, 5% 12/1/20	3,200	3,715
Tobacco Settlement Fing. Corp. Series 2013 A, 5% 5/15/26	19,400	20,036

TOTAL LOUISIANA		86,258

Maine - 0.3%
Maine Health & Higher Edl. Facilities Auth. Rev. Series 2008 D:
5.75% 7/1/38	2,930	3,199
5.75% 7/1/38 (Pre-Refunded to 7/1/18 @ 100)	1,270	1,396
Maine Tpk. Auth. Tpk. Rev.:
Series 2007, 5.25% 7/1/32 (Pre-Refunded to 7/1/17 @ 100)	2,080	2,176
Series 2009, 6% 7/1/38 (Pre-Refunded to 7/1/19 @ 100)	1,800	2,081
Series 2014, 5% 7/1/16	4,340	4,340
Series 2015:
5% 7/1/25	2,295	2,946
5% 7/1/27	2,000	2,550

TOTAL MAINE		18,688

Maryland - 1.6%
Maryland Econ. Dev. Corp. (Purple Line Lt. Rail Proj.) Series 2016 D:
5% 3/31/30 (e)	1,250	1,551
5% 3/31/51 (e)	2,300	2,768
Maryland Econ. Dev. Corp. Poll. Cont. Rev. (Potomac Elec. Proj.) Series 2006, 6.2% 9/1/22	4,000	4,533
Maryland Gen. Oblig. Series 2012 B, 5% 8/1/16	8,300	8,332
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38	7,755	8,671
(Univ. of Maryland Med. Sys. Proj.):
Series 2008 F:
5% 7/1/17	1,190	1,240
5% 7/1/18	2,500	2,697
Series 2010, 5.125% 7/1/39	3,600	3,959
(Upper Chesapeake Hosp. Proj.) Series 2008 C, 5.5% 1/1/18 (Escrowed to Maturity)	580	604
Bonds:
Series 2012 C, 1.136%, tender 11/15/17 (c)	14,630	14,636
Series 2013 A:
0.886%, tender 5/15/18 (c)	5,285	5,262
0.906%, tender 5/15/18 (c)	8,400	8,367
Series 2010, 5.625% 7/1/30	2,400	2,689
Series 2013 A:
5% 7/1/24	1,245	1,486
5% 7/1/25	1,060	1,259
Series 2015:
5% 7/1/27	1,000	1,221
5% 7/1/28	1,300	1,579
5% 7/1/29	2,200	2,662
5% 7/1/31	1,000	1,200
Series 2016 A:
5% 7/1/33	2,250	2,724
5% 7/1/34	1,650	1,990
5% 7/1/36	1,750	2,093
4% 7/1/42	1,450	1,572
Montgomery County Gen. Oblig. Series 2009 A, 5% 11/1/16	15,570	15,796

TOTAL MARYLAND		98,891

Massachusetts - 1.6%
Braintree Gen. Oblig. Series 2009, 5% 5/15/20 (Pre-Refunded to 5/15/19 @ 100)	2,570	2,880
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2015 A:
5% 7/1/40	1,585	1,970
5% 7/1/45	1,580	1,956
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston College Proj.) Series Q1, 5% 7/1/21	1,840	2,070
Bonds Series 2013 U-6E, 0.96%, tender 7/7/16 (c)	7,100	7,099
Series 2013 A, 6.25% 11/15/28 (d)	5,000	5,616
Series 2015 D, 5% 7/1/44	4,855	5,686
Series 2015 H1, 4% 7/1/17	3,770	3,891
Massachusetts Gen. Oblig.:
Series 2004 B, 5.25% 8/1/20	13,865	16,276
Series 2006 D, 5% 8/1/22 (Pre-Refunded to 8/1/16 @ 100)	5,760	5,778
Series 2007 C:
5.25% 8/1/22 (Pre-Refunded to 8/1/17 @ 100)	3,300	3,462
5.25% 8/1/24 (Pre-Refunded to 8/1/17 @ 100)	4,000	4,197
Series 2011 A, 5% 4/1/23	10,000	11,846
Massachusetts Health & Edl. Facilities Auth. Rev.:
(CareGroup, Inc. Proj.) Series 2008 E1, 5.125% 7/1/33 (Pre-Refunded to 7/1/18 @ 100)	2,000	2,176
(Partners HealthCare Sys., Inc. Proj.) Series 2009 I3:
5% 7/1/20	7,500	8,428
5% 7/1/21	4,700	5,265
Bonds Series 2007 G6, 1.293%, tender 7/7/16 (c)	4,400	4,400
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2001 A, 5.5% 1/1/17 (AMBAC Insured) (e)	4,040	4,054
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series 2007 A, 5% 8/15/22 (Pre-Refunded to 8/15/17 @ 100)	2,340	2,454

TOTAL MASSACHUSETTS		99,504

Michigan - 2.1%
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	1,900	2,073
Series 2006 D, 1.019% 7/1/32 (c)	5,520	5,201
Grand Rapids Pub. Schools Series 2016:
5% 5/1/30 (FSA Insured)	3,500	4,379
5% 5/1/31 (FSA Insured)	5,000	6,235
5% 5/1/32 (FSA Insured)	750	932
5% 5/1/33 (FSA Insured)	3,120	3,860
Kent County Bldg. Auth. Series 2005, 5.5% 6/1/22	3,410	4,221
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A:
5% 11/15/20	1,000	1,162
5% 11/15/21	650	770
Michigan Fin. Auth. Rev.:
Series 2012 A:
5% 6/1/21 (Escrowed to Maturity)	1,540	1,832
5% 6/1/27 (Pre-Refunded to 6/1/22 @ 100)	2,300	2,804
5% 6/1/39 (Pre-Refunded to 6/1/22 @ 100)	4,930	6,010
Series 2012 B, 5% 7/1/22	2,900	2,912
Series 2012:
5% 11/15/36	7,100	8,296
5% 11/15/42	1,560	1,812
Series 2013:
5% 8/15/28	5,585	6,723
5% 8/15/29	2,000	2,400
Series 2015 D1:
5% 7/1/27	425	521
5% 7/1/29	1,000	1,215
5% 7/1/31	1,200	1,448
5% 7/1/32	1,000	1,201
5% 7/1/33	850	1,014
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.75% 5/15/38 (Pre-Refunded to 5/15/18 @ 100)	1,810	1,977
(Trinity Health Sys. Proj.) 5% 12/1/26 (Pre-Refunded to 12/1/16 @ 100)	980	998
Bonds 0.95%, tender 2/1/18 (c)	6,005	6,022
Series 2008 A1, 6.5% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	4,365	4,958
6.5% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	955	1,085
6.5% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	180	204
Michigan Trunk Line Fund Rev.:
Series 2005, 5.5% 11/1/20 (FSA Insured)	9,735	11,582
Series 2014, 5% 11/15/16	5,000	5,081
Portage Pub. Schools Series 2016:
5% 11/1/27	1,250	1,579
5% 11/1/29	3,170	3,959
Royal Oak Hosp. Fin. Auth. Hosp. Rev.:
(William Beaumont Hosp. Oblig. Group Proj.) Series 2009 W, 5.25% 8/1/16 (Escrowed to Maturity)	3,115	3,125
Series 2014 D:
5% 9/1/22	1,000	1,205
5% 9/1/24	2,000	2,480
Warren Consolidated School District Series 2016:
5% 5/1/30	4,545	5,502
5% 5/1/31	4,800	5,811
5% 5/1/32	5,100	6,155

TOTAL MICHIGAN		128,744

Minnesota - 0.7%
Maple Grove Health Care Facilities Series 2015, 5% 9/1/26	2,000	2,436
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.) Series 2008 C1:
5% 2/15/21 (Assured Guaranty Corp. Insured)	4,165	4,713
5% 2/15/22 (Assured Guaranty Corp. Insured)	5,640	6,382
Minnesota Gen. Oblig.:
Series 2014 B, 3% 8/1/16	14,400	14,431
5% 11/1/20 (Pre-Refunded to 11/1/16 @ 100)	2,055	2,085
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2010 A1:
5% 1/1/19	4,115	4,533
5% 1/1/20	4,500	5,115
Saint Paul Hsg. & Redev. Auth. Hosp. Rev. (HealthEast Care Sys. Proj.) Series 2015 A, 5% 11/15/40	1,450	1,727
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2008 C:
5.5% 7/1/17 (Escrowed to Maturity)	1,540	1,614
5.5% 7/1/18 (Escrowed to Maturity)	1,400	1,532

TOTAL MINNESOTA		44,568

Mississippi - 0.2%
Mississippi Gen. Oblig. (Cap. Impts. Proj.) Series 2012 D, 0.94% 9/1/17 (c)	3,415	3,415
Mississippi Hosp. Equip. & Facilities Auth. Bonds (Baptist Memorial Health Care Proj.) Series 2004 B2, 0.75%, tender 7/7/16 (c)(d)	6,600	6,600

TOTAL MISSISSIPPI		10,015

Missouri - 0.3%
Metropolitan St. Louis Swr. District Wastewtr. Sys. Rev. Series 2008 A, 5.75% 5/1/38 (Pre-Refunded to 5/1/17 @ 100)	1,000	1,042
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	700	758
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. 5.125% 1/1/20	370	371
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Series 2015 B:
4% 2/1/40	700	750
5% 2/1/30	2,465	2,978
5% 2/1/32	2,725	3,265
5% 2/1/36	2,210	2,605
5% 2/1/45	3,600	4,202

TOTAL MISSOURI		15,971

Nebraska - 0.4%
Douglas County Hosp. Auth. #2 Health Facilities Rev.:
6% 8/15/25	1,990	2,115
6% 8/15/25 (Pre-Refunded to 8/15/17 @ 100)	1,520	1,610
Nebraska Pub. Pwr. District Rev.:
Series 2012 C, 5% 1/1/25 (Pre-Refunded to 1/1/18 @ 100)	1,600	1,704
Series 2014, 4% 7/1/18	4,000	4,256
Series 2016 B:
5% 1/1/31	4,000	5,013
5% 1/1/34	4,360	5,392
5% 1/1/36	5,290	6,501

TOTAL NEBRASKA		26,591

Nevada - 0.9%
Clark County Poll. Cont. Rev. Bonds Series 2010, 1.875%, tender 4/1/20 (c)	12,000	12,257
Clark County Wtr. Reclamation District Series 2009 A, 5.25% 7/1/29 (Berkshire Hathaway Assurance Corp. Insured)	3,300	3,730
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig.:
Series 2012 B:
5% 6/1/22	1,000	1,213
5% 6/1/23	2,000	2,447
5% 6/1/24	2,000	2,448
5% 6/1/25	1,050	1,287
Series 2016 A:
3% 6/1/18	1,825	1,906
5% 6/1/32	2,900	3,672
5% 6/1/33	5,000	6,306
5% 6/1/34	5,300	6,657
Series 2016 B, 3% 6/1/18	1,600	1,671
Series 2016, 3% 6/1/17	3,335	3,408
Nevada Gen. Oblig.:
Series 2012 B, 5% 8/1/21	1,395	1,664
Series 2013 D1, 5% 3/1/25	2,825	3,479
Washoe County Gen. Oblig. Series 2000 B, 0% 7/1/16 (FSA Insured)	4,140	4,140

TOTAL NEVADA		56,285

New Hampshire - 0.3%
New Hampshire Health & Ed. Facilities Auth. Rev.:
Series 2007 A, 5% 10/1/37	4,640	4,863
Series 2012:
4% 7/1/22	1,350	1,516
5% 7/1/26	1,280	1,474
Series 2013 A, 5% 10/1/43	2,430	2,753
New Hampshire Tpk. Sys. Rev. Series 2012 B:
5% 2/1/22	2,250	2,699
5% 2/1/23	2,215	2,638
5% 2/1/24	1,775	2,111

TOTAL NEW HAMPSHIRE		18,054

New Jersey - 2.9%
Bayonne Gen. Oblig. Series 2016:
5% 7/1/31 (Build America Mutual Assurance Insured)	1,475	1,839
5% 7/1/32 (Build America Mutual Assurance Insured)	1,000	1,242
5% 7/1/33 (Build America Mutual Assurance Insured)	1,000	1,237
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A:
5% 2/15/24	2,000	2,425
5% 2/15/25	1,000	1,212
New Jersey Ctfs. of Prtn. Series 2009 A:
5.25% 6/15/20	3,800	4,089
5.25% 6/15/21	4,500	4,842
5.25% 6/15/22	10,585	11,384
New Jersey Econ. Dev. Auth. Rev.:
Series 2012 II, 5% 3/1/21	7,600	8,465
Series 2013 I, 5.5% 9/1/19 (Escrowed to Maturity)	4,385	5,031
Series 2013:
5% 3/1/23	9,300	10,492
5% 3/1/24	12,800	14,227
5% 3/1/25	1,400	1,566
Series 2015 XX, 5% 6/15/26	20,000	23,184
New Jersey Edl. Facility Series 2016 A:
5% 7/1/29 (b)	1,875	2,259
5% 7/1/33 (b)	3,000	3,556
New Jersey Gen. Oblig. Series Q, 5% 8/15/19	3,800	4,223
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2008, 6.625% 7/1/38	6,400	7,020
Series 2016 A:
5% 7/1/28	455	570
5% 7/1/33	1,510	1,846
New Jersey Trans. Trust Fund Auth.:
Series 2003 B. 5.25% 12/15/19	3,035	3,353
Series 2012 AA:
5% 6/15/23	7,500	8,507
5% 6/15/24	12,000	13,499
Series 2014 AA:
5% 6/15/25	12,500	14,151
5% 6/15/26	7,500	8,570
New Jersey Transit Corp. Ctfs. of Prtn. Series 2014 A, 5% 9/15/16	18,000	18,161

TOTAL NEW JERSEY		176,950

New Mexico - 0.3%
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.) Series 2005 A, 1.875%, tender 4/1/20 (c)	11,810	12,058
New Mexico Edl. Assistance Foundation Series 2009 B, 4% 9/1/16	3,000	3,018
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Series 2009, 5% 5/15/18 (FSA Insured)	2,870	3,089

TOTAL NEW MEXICO		18,165

New York - 5.8%
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2010 A:
5% 7/1/20 (Assured Guaranty Corp. Insured) (FSA Insured)	1,070	1,227
5.75% 7/1/40	1,000	1,161
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2008 A, 6% 5/1/33 (Pre-Refunded to 5/1/19 @ 100)	6,000	6,886
Metropolitan Trans. Auth. Svc. Contract Rev. Series 7, 5.625% 7/1/16 (Escrowed to Maturity)	190	190
New York City Gen. Oblig.:
Series 2012 F, 5% 8/1/24	5,000	5,994
Series 2014 J, 3% 8/1/16	10,100	10,122
Series 2014 K, 3% 8/1/16	5,045	5,056
Series 2015 A, 3% 8/1/16	47,530	47,632
Series 2015 B, 3% 8/1/16	10,100	10,122
Series 2016, 5% 8/1/18	13,900	15,126
Series J7, 0.88% 8/1/21 (c)	4,000	3,998
New York City Indl. Dev. Agcy. Civic Facility Rev. (Polytechnic Univ. NY Proj.) 5.25% 11/1/27 (ACA Finl. Guaranty Corp. Insured)	2,300	2,437
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2009 FF 2, 5.5% 6/15/40	800	907
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2008 S1, 5% 1/15/20	4,480	4,781
Series 2009 S2, 6% 7/15/38	7,000	7,719
Series 2009 S3:
5.25% 1/15/34	17,500	19,368
5.25% 1/15/39	2,600	2,867
Series 2009 S4, 5.75% 1/15/39	6,400	7,171
New York City Transitional Fin. Auth. Rev.:
Series 2003 B:
4% 2/1/21	5,000	5,673
5% 2/1/21	3,510	4,141
Series 2010 B, 5% 11/1/20	37,195	42,210
Series 2012 A, 5% 11/1/21	5,460	6,570
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev. Series 2012 A, 5% 5/15/23	13,355	16,209
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.):
Series 2008 B, 5.75% 3/15/36	2,600	2,939
Series 2009 A, 5% 3/15/19	11,040	12,304
Series 2010 A:
5% 2/15/19	1,000	1,110
5% 2/15/20	2,995	3,435
5% 2/15/20 (Escrowed to Maturity)	5	6
New York Dorm. Auth. Revs.:
(New York Univ. Hosp. Ctr. Proj.) Series 2007 B, 5.25% 7/1/24 (Pre-Refunded to 7/1/17 @ 100)	645	668
Series 2009 A:
5% 7/1/20	5,000	5,625
5% 7/1/21	12,335	13,872
New York Local Govt. Assistance Corp. Series 2003 A, 5% 4/1/18	13,625	14,671
New York Metropolitan Trans. Auth. Rev.:
Series 2003 B, 5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,890	9,028
Series 2008, 6.5% 11/15/28	2,870	3,251
6.5% 11/15/28 (Pre-Refunded to 11/15/18 @ 100)	8,430	9,572
New York State Envir. Facilities Corp. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2012, 0.85%, tender 8/1/16 (c)(e)	5,000	5,000
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2010 A, 5% 4/1/23	8,195	9,443
Series 2011 A, 5% 4/1/19	2,000	2,233
Series 2011 A1, 5% 4/1/20	2,220	2,562
Series 2011 A2, 5% 4/1/21	2,000	2,375
New York Trans. Dev. Corp. (Laguardia Arpt. Term. Redev. Proj.) Series 2016 A, 5% 7/1/41 (e)	8,400	9,682
New York Urban Dev. Corp. Rev. Series 2011 A, 5% 3/15/22	7,605	9,030
Suffolk County Gen. Oblig. Series 2015 C, 3% 5/1/17	2,340	2,384
Tobacco Settlement Fing. Corp. Series 2013 B, 5% 6/1/21	80	80
Triborough Bridge & Tunnel Auth. Revs.:
Series 2013 A:
5% 11/15/23	3,000	3,788
5% 11/15/24	4,000	5,029
Series Y, 5.5% 1/1/17 (Escrowed to Maturity)	980	1,004

TOTAL NEW YORK		356,658

North Carolina - 0.6%
Mecklenburg County Pub. Facilities Corp. Series 2009, 5% 3/1/17	2,245	2,311
Nash Health Care Sys. Health Care Facilities Rev. Series 2012, 5% 11/1/41	3,440	3,861
North Carolina Cap. Facilities Fin. Agcy. Rev. Bonds (, Inc. Proj.) Series 2010 B, 0.85%, tender 9/1/16 (c)(e)	2,800	2,800
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2009 B, 5% 1/1/20 (Pre-Refunded to 1/1/19 @ 100)	2,110	2,330
North Carolina Med. Care Cmnty. Health:
Series 2010, 5% 10/1/18 (Pre-Refunded to 10/1/17 @ 100)	480	506
5% 10/1/18	810	853
North Carolina Med. Care Commission Hosp. Rev. (North Carolina Baptist Hosp. Proj.) Series 2010:
5% 6/1/21	6,000	6,879
5% 6/1/22	4,000	4,581
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 2009, 5% 1/1/30 (Pre-Refunded to 1/1/19 @ 100)	1,210	1,336
5% 1/1/30	490	534
Wake County Gen. Oblig. Series 2014, 5% 9/1/16	9,000	9,067

TOTAL NORTH CAROLINA		35,058

Ohio - 1.6%
American Muni. Pwr., Inc. Rev.:
(Amp Freemont Energy Ctr. Proj.):
Series 2012 B:
5% 2/15/22	2,000	2,395
5% 2/15/23	2,175	2,593
Series 2012:
5% 2/15/21	1,500	1,753
5% 2/15/24	2,000	2,380
(Freemont Energy Ctr. Proj.) Series 2012 B, 5% 2/15/42	1,805	2,113
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1, 5% 6/1/17	3,780	3,923
Cleveland Arpt. Sys. Rev.:
Series 2016 A:
5% 1/1/28 (FSA Insured)	1,525	1,874
5% 1/1/29 (FSA Insured)	2,230	2,721
5% 1/1/30 (FSA Insured)	2,000	2,428
5% 1/1/26 (FSA Insured)	1,000	1,245
Cleveland Wtr. Rev. Series 2012 A:
5% 1/1/26	1,250	1,510
5% 1/1/27	1,500	1,807
Columbus City School District 5% 12/1/32 (b)	1,825	2,290
Columbus Gen. Oblig. Series 2013 1, 5% 7/1/17	3,100	3,236
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013:
5% 6/15/25	2,465	2,907
5% 6/15/26	2,590	3,033
5% 6/15/27	2,720	3,162
5% 6/15/28	2,855	3,301
Lake County Hosp. Facilities Rev. Series 2015, 5% 8/15/27	2,260	2,712
Lucas County Hosp. Rev. (ProMedica Healthcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37	4,600	5,761
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 5% 2/15/27	5,885	6,608
Ohio Air Quality Dev. Auth. Rev. Series 2009 C, 5.625% 6/1/18	1,500	1,587
Ohio Bldg. Auth.:
(Administrative Bldg. Fund Proj.) Series 2009 B, 5% 10/1/21	3,100	3,494
(Adult Correctional Bldg. Fund Proj.) Series 2009 B:
5% 10/1/21	4,980	5,613
5% 10/1/22	2,000	2,253
5% 10/1/23	3,000	3,379
Ohio Higher Edl. Facility Commission Rev.:
(Cleveland Clinic Foundation Proj.) Series 2008 A, 5.375% 1/1/38	2,100	2,247
(Univ. Hosp. Health Sys. Proj.) Series 2010 A, 5.25% 1/15/21	4,790	5,456
Ohio Tpk. Commission Tpk. Rev. (Infastructure Proj.) Series 2005 A, 0% 2/15/42	11,600	4,880
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	5,200	5,778
Scioto County Hosp. Facilities Rev. Series 2016, 5% 2/15/29	2,315	2,871

TOTAL OHIO		97,310

Oklahoma - 0.9%
Grand River Dam Auth. Rev. Series 2014 A:
5% 6/1/27	1,200	1,484
5% 6/1/28	1,500	1,848
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2015:
5% 10/1/25	1,050	1,319
5% 10/1/26	1,500	1,863
5% 10/1/27	1,190	1,466
Oklahoma Dev. Fin. Auth. Rev. (Saint John Health Sys. Proj.) Series 2012:
5% 2/15/23	3,100	3,707
5% 2/15/42	7,185	8,176
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev.:
Series 2010 A:
5% 1/1/21 (FSA Insured)	4,000	4,542
5% 1/1/22 (FSA Insured)	12,455	14,139
Series 2014 A:
5% 1/1/26	1,700	2,152
5% 1/1/27	6,000	7,564
5% 1/1/28	2,000	2,512
5% 1/1/29	1,570	1,965
Series 2014 B, 5% 1/1/27	2,145	2,704

TOTAL OKLAHOMA		55,441

Oregon - 0.4%
Portland Swr. Sys. Rev.:
Series 2014 A, 5% 10/1/16	7,160	7,237
Series 2014 B, 5% 10/1/16	4,690	4,740
Series 2015 A, 5% 6/1/17	14,470	15,046

TOTAL OREGON		27,023

Pennsylvania - 5.6%
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.):
Series 2006 A, 3.5%, tender 6/1/20 (c)	18,000	18,282
Series 2006 B, 3.5%, tender 6/1/20 (c)	21,000	21,329
East Stroudsburg Area School District Series 2015 A:
7.5% 9/1/22	280	302
7.5% 9/1/22 (Pre-Refunded to 9/1/17 @ 100)	2,120	2,287
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 A, 7% 7/1/27	7,570	8,213
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds 0.9%, tender 9/1/17 (c)	15,395	15,405
Mifflin County School District Series 2007, 7.5% 9/1/26 (Pre-Refunded to 9/1/17 @ 100)	1,390	1,500
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/26	3,300	4,198
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 1993 A, 6% 6/1/22 (AMBAC Insured)	3,930	4,835
Series 2009 A, 5% 6/1/17	2,925	3,036
Mount Lebanon School District Series 2015, 4% 2/15/18	1,245	1,310
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012:
5% 3/1/21	3,115	3,585
5% 3/1/22	2,000	2,346
Pennsylvania Econ. Dev. Fin. Auth. Unemployment Compensation Rev.:
Series 2012 A, 4% 7/1/16	6,000	6,000
Series 2012 B:
5% 7/1/21	8,000	8,519
5% 7/1/22	6,000	6,018
5% 1/1/23	900	900
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Waste Mgmt., Inc. Proj.) Series 2013, 0.85%, tender 8/1/16 (c)(e)	17,900	17,900
0.9%, tender 7/1/16 (c)(e)	6,000	6,000
Pennsylvania Gen. Oblig.:
Second Series 2006, 5% 3/1/20 (Pre-Refunded to 3/1/17 @ 100)	1,745	1,796
Series 2006 1, 5% 10/1/19 (Pre-Refunded to 10/1/16 @ 100)	9,000	9,096
Series 2010 A3, 5% 7/15/16	4,910	4,919
Series 2011:
5% 7/1/16	6,695	6,695
5% 7/1/21	2,100	2,457
Series 2012:
5% 7/1/16	19,100	19,100
5% 6/1/18	5,165	5,573
Series 2013, 5% 10/15/27	10,000	12,226
Series 2015 1, 5% 3/15/29	15,000	18,439
5% 7/1/17	5,000	5,214
Pennsylvania Higher Edl. Facilities Auth. Rev. (Univ. of Pennsylvania Health Sys. Proj.) Series 2009 A, 5.25% 8/15/21 (Pre-Refunded to 8/15/19 @ 100)	2,100	2,390
Pennsylvania Pub. School Bldg. Auth. School Rev. (The School District of Harrisburg Proj.) Series 2016 A:
5% 12/1/28 (FSA Insured) (b)	6,280	7,855
5% 12/1/33 (FSA Insured) (b)	4,430	5,436
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2008 B1, 5.5% 6/1/33 (Pre-Refunded to 6/1/18 @ 100)	8,500	9,278
Series 2009 B, 5% 12/1/16	12,500	12,721
Series 2013 A, 1.01% 12/1/17 (c)	7,600	7,602
Series 2013 A2:
0% 12/1/28 (a)	1,250	1,413
0% 12/1/33 (a)	1,250	1,398
Philadelphia Gas Works Rev. Seventeenth Series, 5.375% 7/1/16 (Escrowed to Maturity)	2,700	2,700
Philadelphia Gen. Oblig.:
Series 2008 B, 7.125% 7/15/38 (Pre-Refunded to 7/15/16 @ 100)	2,500	2,504
Series 2015 B:
5% 8/1/27	3,000	3,698
5% 8/1/29	10,465	12,814
5% 8/1/30	11,025	13,449
5% 8/1/31	11,615	14,116
Philadelphia School District Series 2010 C:
5% 9/1/20	14,000	15,571
5% 9/1/21	6,000	6,563
Pittsburgh School District Series 2010 A:
5% 9/1/19 (FSA Insured)	1,500	1,680
5% 9/1/20 (FSA Insured)	1,000	1,153
Southcentral Pennsylvania Gen. Auth. Rev.:
6% 6/1/25	1,915	2,110
6% 6/1/25 (Pre-Refunded to 6/1/18 @ 100)	2,585	2,841
State Pub. School Bldg. Auth. Lease Rev. (Philadelphia School District Proj.) Series 2012:
5% 4/1/22	2,000	2,244
5% 4/1/24	1,365	1,518

TOTAL PENNSYLVANIA		348,534

Rhode Island - 0.2%
Rhode Island Health & Edl. Bldg. Corp. Pub. Schools Rev. Series 2015, 5% 5/15/25 (FSA Insured)	8,225	10,226
Tobacco Setlement Fing. Corp. Series 2015 A:
5% 6/1/27	1,825	2,102
5% 6/1/28	2,400	2,748

TOTAL RHODE ISLAND		15,076

South Carolina - 2.9%
Beaufort-Jasper Wtr. & Swr. Sys. Series 2016 B:
5% 3/1/18 (b)	1,000	1,044
5% 3/1/22 (b)	1,000	1,170
5% 3/1/24 (b)	1,000	1,219
5% 3/1/25 (b)	1,000	1,240
Scago Edl. Facilities Corp. for Colleton School District:
(School District of Colleton County Proj.) Series 2015:
5% 12/1/27	4,000	4,843
5% 12/1/29	3,250	3,918
Series 2006, 5% 12/1/19 (Pre-Refunded to 12/1/16 @ 100)	2,040	2,077
South Carolina Jobs-Econ. Dev. Auth. (Palmetto Health Proj.) Series 2009, 5% 8/1/17	1,000	1,041
South Carolina Pub. Svc. Auth. Rev.:
(Santee Cooper Proj.) Series 2009 E, 5% 1/1/17 (Escrowed to Maturity)	2,130	2,176
Series 2011 B, 5% 12/1/20	2,275	2,661
Series 2012 B, 5% 12/1/19	7,200	8,187
Series 2012 C, 5% 12/1/20	7,500	8,771
Series 2013 E, 5.5% 12/1/53	6,485	7,773
Series 2014 A:
5% 12/1/49	7,500	8,831
5.5% 12/1/54	17,800	21,607
Series 2014 C:
5% 12/1/25	4,000	5,069
5% 12/1/26	4,000	5,033
5% 12/1/27	3,100	3,876
5% 12/1/46	3,500	4,165
Series 2015 C, 5% 12/1/20	42,000	49,119
Series 2016 B:
5% 12/1/35 (b)	6,370	7,882
5% 12/1/36 (b)	9,555	11,783
5% 12/1/37 (b)	9,555	11,754
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	3,670	3,961

TOTAL SOUTH CAROLINA		179,200

South Dakota - 0.1%
South Dakota Health & Edl. Facilities Auth. Rev.:
(Sanford Health Proj.) Series 2009:
5% 11/1/16	375	380
5.25% 11/1/18	1,000	1,099
Series 2014 B:
5% 11/1/24	1,235	1,539
5% 11/1/25	1,210	1,497
5% 11/1/26	200	246

TOTAL SOUTH DAKOTA		4,761

Tennessee - 0.3%
Jackson Hosp. Rev.:
5.75% 4/1/41	945	1,021
5.75% 4/1/41 (Pre-Refunded to 4/1/18 @ 100)	2,555	2,771
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B, 5.625% 7/1/20 (e)	5,000	5,795
Shelby County Health Edl. & Hsg. Facilities Board Rev. Series 2004 A, 5% 9/1/16	5,000	5,035
Sullivan County Health, Ed. and Hsg. Board (Wellmont Health Sys. Proj.) Series 2006 C, 5.25% 9/1/36	1,800	1,816

TOTAL TENNESSEE		16,438

Texas - 10.6%
Aldine Independent School District (School Bldg. Proj.) Series 2007 A, 5.25% 2/15/32 (Pre-Refunded to 2/15/17 @ 100)	1,800	1,852
Aledo Independent School District Series 2016, 5% 2/15/43	7,625	9,525
Allen Independent School District Series 2013, 4% 2/15/18	1,965	2,071
Austin Arpt. Sys. Rev. Series 2014, 5% 11/15/29 (e)	2,770	3,322
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/20 (Pre-Refunded to 8/1/18 @ 100)	3,015	3,311
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series 2002, 0% 2/1/22 (AMBAC Insured)	1,335	1,210
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series 2006 B:
6% 1/1/18	1,000	1,020
6% 1/1/19	1,335	1,363
Austin Elec. Util. Sys. Rev.:
Series 2012 A, 5% 11/15/23	1,500	1,827
0% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,890
Austin Wtr. & Wastewtr. Sys. Rev.:
Series 2009 A, 5% 11/15/17	1,375	1,457
Series 2016:
5% 11/15/41	2,500	3,137
5% 11/15/45	5,000	6,254
Bastrop Independent School District Series 2007:
5.25% 2/15/37 (Pre-Refunded to 2/15/17 @ 100)	1,100	1,131
5.25% 2/15/42 (Pre-Refunded to 2/15/17 @ 100)	6,000	6,172
Bell County Gen. Oblig.:
5.25% 2/15/19 (FSA Insured)	935	1,005
5.25% 2/15/19 (Pre-Refunded to 2/15/18 @ 100)	1,155	1,240
Brazosport College District:
5.5% 2/15/33 (Pre-Refunded to 2/15/18 @ 100)	235	253
5.5% 2/15/33 (Pre-Refunded to 2/15/18 @ 100)	1,765	1,903
Central Reg'l. Mobility Auth.:
Series 2015 A:
5% 1/1/31	1,200	1,453
5% 1/1/32	1,000	1,206
5% 1/1/34	2,000	2,393
Series 2016:
5% 1/1/31	2,375	2,892
5% 1/1/32	5,000	6,064
5% 1/1/35	3,335	4,004
5% 1/1/36	1,625	1,945
5% 1/1/40	5,500	6,552
Cypress-Fairbanks Independent School District Bonds Series 2014 B3, 1.05%, tender 8/15/17 (c)	3,075	3,086
Dallas Area Rapid Transit Sales Tax Rev.:
5.25% 12/1/38	2,870	3,155
5.25% 12/1/38 (Pre-Refunded to 12/1/18 @ 100)	3,830	4,242
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2009 A:
5% 11/1/16	3,000	3,043
5% 11/1/19	1,000	1,134
5% 11/1/21	1,500	1,522
Series 2014 B:
5% 11/1/26 (e)	3,005	3,567
5% 11/1/27 (e)	1,280	1,515
5% 11/1/28 (e)	2,845	3,358
5% 11/1/30 (e)	5,435	6,381
5% 11/1/31 (e)	11,485	13,446
5% 11/1/32 (e)	14,530	16,964
5% 11/1/33 (e)	10,000	11,643
5% 11/1/34 (e)	2,365	2,746
Dallas Independent School District:
Bonds:
Series 2016 B1, 3%, tender 2/15/17 (c)	3,015	3,058
Series 2016 B2, 4%, tender 2/15/18 (c)	6,030	6,346
Series 2008, 6.375% 2/15/34 (Pre-Refunded to 2/15/18 @ 100)	1,300	1,418
Series 2014 A, 4% 8/15/16	11,900	11,951
DeSoto Independent School District Series 2001, 0% 8/15/18	2,195	2,159
El Paso Gen. Oblig. Series 2014, 5% 8/15/18	4,095	4,456
Frisco Independent School District Series 2009, 5.375% 8/15/39 (Assured Guaranty Corp. Insured)	2,575	2,921
Grand Parkway Trans. Corp.:
Series 2013 B:
5% 4/1/53	1,165	1,357
5.25% 10/1/51	2,500	3,002
5.5% 4/1/53	5,900	6,966
Series 2013 C, 5.125% 10/1/43	2,500	2,908
Harris County Gen. Oblig.:
(Permanent Impt. Proj.) Series 1996, 0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,180	6,173
(Road Proj.) Series 2008 B, 5% 8/15/17	2,000	2,097
Series 2012 C:
5% 8/15/24	1,075	1,295
5% 8/15/25	3,860	4,638
Series 2014 A, 5% 10/1/16	7,580	7,661
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 B, 7.25% 12/1/35 (Pre-Refunded to 12/1/18 @ 100)	2,400	2,772
Houston Arpt. Sys. Rev.:
Series 2011 A, 5% 7/1/20 (e)	8,000	9,136
Series 2012 A, 5% 7/1/23 (e)	2,400	2,812
Series A, 5.5% 7/1/39	6,000	6,521
Houston Util. Sys. Rev.:
Bonds Series 2012 C, 1.01%, tender 7/7/16 (c)	10,300	10,297
Series 2007:
5% 11/15/18	605	641
5% 11/15/18 (Pre-Refunded to 11/15/17 @ 100)	1,895	2,008
Humble Independent School District Series 2000, 0% 2/15/17	1,400	1,394
Keller Independent School District Series 1996 A, 0% 8/15/17	1,020	1,012
Kermit Independent School District Series 2007, 5.25% 2/15/32 (Pre-Refunded to 2/15/17 @ 100)	2,400	2,469
La Vernia Higher Ed. Fin. Corp. Ed. Rev. Series 2008 A, 7.125% 2/15/38 (Pre-Refunded to 2/15/17 @ 100)	16,015	16,630
Love Field Arpt. Modernization Rev. Series 2015:
5% 11/1/30 (e)	1,400	1,696
5% 11/1/31 (e)	3,160	3,822
Lower Colorado River Auth. Rev.:
Series 2015 B:
5% 5/15/25	6,810	8,651
5% 5/15/27	3,000	3,730
5% 5/15/28	2,930	3,627
5% 5/15/29	8,500	10,483
Series 2015 D:
5% 5/15/22	850	1,026
5% 5/15/23	700	863
5% 5/15/24	1,220	1,531
5% 5/15/26	1,400	1,755
Manor Independent School District Series 2007, 5.25% 8/1/34 (Pre-Refunded to 8/1/16 @ 100)	2,000	2,007
Midway Independent School District Series 2000, 0% 8/15/19	1,400	1,363
Montgomery County Gen. Oblig.:
5.25% 3/1/20 (FSA Insured)	170	175
5.25% 3/1/20 (Pre-Refunded to 3/1/17 @ 100)	1,235	1,273
North Harris County Reg'l. Wtr. Auth. Series 2013:
4% 12/15/23	1,025	1,182
4% 12/15/24	1,825	2,094
North Texas Tollway Auth. Rev.:
Series 2011 A:
5.5% 9/1/41	10,155	12,134
6% 9/1/41	1,000	1,228
Series 2014 A, 5% 1/1/24	5,000	6,235
Series 2015 B:
5% 1/1/29	10,000	12,419
5% 1/1/30	5,000	6,179
Series 2016 A, 5% 1/1/39	7,000	8,516
5.75% 1/1/38 (Pre-Refunded to 1/1/18 @ 100)	13,375	14,390
6% 1/1/23	275	296
6% 1/1/23 (Pre-Refunded to 1/1/18 @ 100)	1,925	2,077
Plano Independent School District:
Series 2008 A, 5.25% 2/15/23 (Pre-Refunded to 2/15/18 @ 100)	1,140	1,224
5% 2/15/19	5,800	6,440
Pleasant Grove Independent School District:
5.25% 2/15/32 (Pre-Refunded to 2/15/17 @ 100)	885	911
5.25% 2/15/32 (Pre-Refunded to 2/15/17 @ 100)	715	736
Prosper Independent School District Series 2007, 5.375% 8/15/33 (Pre-Refunded to 8/15/17 @ 100)	7,340	7,724
Rockwall Independent School District Series 2016, 5% 2/15/46	2,790	3,404
Sam Rayburn Muni. Pwr. Agcy. Series 2012, 5% 10/1/18	1,230	1,340
San Antonio Elec. & Gas Sys. Rev. Series 2012, 5.25% 2/1/25	3,200	4,168
San Antonio Pub. Facilities Corp. and Rfdg. Lease (Convention Ctr. Proj.) Series 2012:
5% 9/15/23	4,800	5,815
5% 9/15/24	7,490	9,039
5% 9/15/25	9,295	11,181
San Antonio Wtr. Sys. Rev. Series 2012, 5% 5/15/22	6,000	7,297
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2009:
5% 10/1/19	3,045	3,442
5% 10/1/20 (Pre-Refunded to 10/1/19 @ 100)	2,180	2,474
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Scott & White Healthcare Proj.) Series 2013 A:
5% 8/15/25	1,000	1,237
5% 8/15/26	1,530	1,882
5% 8/15/28	1,620	1,974
5% 8/15/33	3,800	4,563
5.5% 9/1/43	5,350	6,349
5.75% 11/15/24 (Pre-Refunded to 11/15/18 @ 100)	5,665	6,322
5.75% 11/15/24 (Pre-Refunded to 11/15/18 @ 100)	2,660	2,968
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.) Series 2008 A, 6.25% 7/1/28 (Assured Guaranty Corp. Insured)	7,000	7,911
Texas Gen. Oblig.:
Series 2009 A, 5% 10/1/16	4,400	4,447
Series 2011 A:
5% 8/1/19 (e)	1,545	1,734
5% 8/1/21 (e)	1,530	1,814
Series 2011 C:
5% 8/1/20 (e)	1,625	1,881
5% 8/1/21 (e)	1,460	1,731
Series 2014, 5% 10/1/16	13,700	13,847
Series 2016:
5% 4/1/35	12,350	15,538
5% 4/1/36	19,300	24,205
5% 4/1/25 (Pre-Refunded to 4/1/18 @ 100)	285	306
5% 4/1/25 (Pre-Refunded to 4/1/18 @ 100)	2,915	3,135
Texas Muni. Pwr. Agcy. Rev.:
0% 9/1/16	6,725	6,719
0% 9/1/16 (Escrowed to Maturity)	2,450	2,448
0% 9/1/16 (Escrowed to Maturity)	10	10
Texas Private Activity Bond Surface Trans. Corp. Series 2013, 7% 12/31/38 (e)	16,000	20,447
Texas Pub. Fin. Auth. Rev. Series 2014 B, 4% 7/1/17	2,700	2,751
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2015 A, 5%, tender 4/1/20 (c)	17,585	20,060
Texas Trans. Commission State Hwy. Fund Rev. Series 2007:
5% 4/1/25 (Pre-Refunded to 4/1/17 @ 100)	2,500	2,583
5% 4/1/26 (Pre-Refunded to 4/1/17 @ 100)	3,245	3,352
Texas Wtr. Dev. Board Rev. Series 2008 B, 5.25% 7/15/23	1,000	1,047
Univ. of Houston Univ. Revs. Series 2008:
5.25% 2/15/25 (FSA Insured)	455	488
5.25% 2/15/25 (Pre-Refunded to 2/15/18 @ 100)	2,210	2,373
Univ. of North Texas Univ. Rev. Series A, 5% 4/15/17	1,000	1,034
Univ. of Texas Board of Regents Sys. Rev.:
Series 2006 B, 5% 8/15/24 (Pre-Refunded to 8/15/16 @ 100)	7,700	7,738
Series 2007 F, 4.75% 8/15/27 (Pre-Refunded to 2/15/17 @ 100)	1,720	1,762
Series 2016 D:
5% 8/15/18 (b)	3,000	3,273
5% 8/15/19 (b)	1,315	1,486
5% 8/15/20 (b)	2,000	2,332
5% 8/15/21 (b)	2,310	2,768
5% 8/15/22 (b)	2,500	3,069
Univ. of Texas Permanent Univ. Fund Rev. Series 2015, 5% 7/1/17	3,015	3,147
Waller Independent School District:
5.5% 2/15/26 (Pre-Refunded to 2/15/18 @ 100)	3,220	3,474
5.5% 2/15/33 (Pre-Refunded to 2/15/18 @ 100)	4,160	4,488
5.5% 2/15/37 (Pre-Refunded to 2/15/18 @ 100)	4,820	5,200

TOTAL TEXAS		654,192

Utah - 0.4%
Riverton Hosp. Rev. (IHC Health Svcs., Inc.) Series 2009:
5% 8/15/17	5,000	5,240
5% 8/15/18	2,500	2,727
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) 5% 9/1/24	3,000	3,611
Utah Gen. Oblig. Series 2009 C, 5% 7/1/16	10,100	10,100
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38 (Pre-Refunded to 6/15/18 @ 100)	4,235	4,615

TOTAL UTAH		26,293

Virginia - 1.1%
Chesapeake Trans. Sys. Toll Road Rev. Series 2012 A, 5% 7/15/22	1,000	1,190
Fredericksburg Econ. Dev. Auth. Rev. Series 2014:
5% 6/15/27	1,300	1,581
5% 6/15/29	1,425	1,715
5% 6/15/33	1,520	1,802
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016:
4% 6/15/37	635	685
5% 6/15/32	1,800	2,201
5% 6/15/34	2,300	2,785
Virginia Pub. Bldg. Auth. Pub. Facilities Rev.:
Series 2014 A, 5% 8/1/16	4,275	4,291
Series 2014 C, 5% 8/1/16	34,625	34,755
Virginia Small Bus. Fing. Auth. (95 Express Lane LLC Proj.) Series 2012, 5% 1/1/40 (e)	7,600	8,351
Winchester Econ. Dev. Auth. Series 2015:
5% 1/1/32	2,000	2,433
5% 1/1/33	2,590	3,136

TOTAL VIRGINIA		64,925

Washington - 1.1%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A:
0% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	2,773
0% 6/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050	1,734
Clark County School District #37, Vancouver Series 2001 C, 0% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,914
Energy Northwest Elec. Rev. Series 2012 A, 5% 7/1/19	10,000	11,234
Grant County Pub. Util. District #2 Series 2012 A:
5% 1/1/22	1,000	1,203
5% 1/1/23	1,000	1,227
5% 1/1/24	2,330	2,863
King County Highline School District # 401 Series 2009, 5% 12/1/18	8,690	9,568
King County Swr. Rev.:
Series 2008, 5.75% 1/1/43 (Pre-Refunded to 1/1/18 @ 100)	12,100	13,019
Series 2009, 5.25% 1/1/42 (Pre-Refunded to 1/1/19 @ 100)	1,900	2,110
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/23 (e)	885	1,052
Spokane County Wastewtr. Sys. Rev. Series 2009 A:
5% 12/1/18	1,255	1,383
5% 12/1/19	1,385	1,542
Washington Gen. Oblig. Series R 97A, 0% 7/1/19 (Escrowed to Maturity)	3,440	3,349
Washington Health Care Facilities Auth. Rev.:
(MultiCare Health Sys. Proj.) Series 2010 A, 5% 8/15/16	2,500	2,514
(Overlake Hosp. Med. Ctr. Proj.) Series 2010, 5.5% 7/1/30	2,200	2,562
(Providence Health Systems Proj.) Series 2006 C, 5.25% 10/1/33 (FSA Insured)	4,400	4,794
Series 2015, 5% 1/1/29	1,300	1,538

TOTAL WASHINGTON		67,379

West Virginia - 0.0%
Kanawha/Putnam County, Huntington/Charlestown City Series 1984 A, 0% 12/1/16 (Escrowed to Maturity)	1,100	1,098
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia Univ. Hospitals, Inc. Proj.) Series 2003 D, 5.5% 6/1/33 (Pre-Refunded to 12/1/18 @ 100)	1,400	1,561

TOTAL WEST VIRGINIA		2,659

Wisconsin - 0.8%
Wisconsin Gen. Oblig. Series 2008 D, 5.5% 5/1/26 (Pre-Refunded to 5/1/18 @ 100)	1,100	1,197
Wisconsin Health & Edl. Facilities:
Bonds Series 2013 B, 4%, tender 3/1/18 (c)	3,180	3,348
Series 2014 A:
5% 11/15/24	8,765	11,088
5% 11/15/27	6,710	8,340
Series 2014:
5% 5/1/26	835	945
5% 5/1/28	1,800	2,025
5% 5/1/29	890	998
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.):
Series 2010:
5.5% 7/1/40	1,800	2,065
5.75% 7/1/30	2,000	2,332
Series 2013 B:
5% 7/1/25	1,000	1,200
5% 7/1/36	6,985	8,077
Series 2012:
5% 6/1/27	1,800	2,106
5% 6/1/32	1,025	1,184
5% 8/15/32 (Pre-Refunded to 8/15/22 @ 100)	1,650	2,027
5% 6/1/39	2,415	2,756

TOTAL WISCONSIN		49,688

Wyoming - 0.1%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	6,350	7,175
TOTAL MUNICIPAL BONDS
(Cost $5,354,210)		5,731,211

Municipal Notes - 4.3%
Arkansas - 0.1%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2002, 0.73% 7/7/16, VRDN (c)(e)	5,800	$5,800
Connecticut - 0.3%
New Britain Gen. Oblig. BAN 2% 3/23/17	7,500	7,566
New London BAN Series 2016, 2% 3/23/17	7,300	7,354

TOTAL CONNECTICUT		14,920

Illinois - 0.6%
Univ. of Illinois Board of Trustees Ctfs. of Prtn. (Util. Infrastructure Projs.) Series 2004, 0.99% 7/7/16 (Liquidity Facility BMO Harris Bank NA), VRDN (c)	38,100	38,100
Kentucky - 0.2%
Kentucky Pub. Trans. BAN Series 2013 A, 5% 7/1/17	14,260	14,790
New Jersey - 0.2%
New Brunswick Gen. Oblig. BAN Series 2016, 3% 6/6/17	11,700	11,911
New York - 2.9%
Albany Gen. Oblig. BAN Series 2016, 2% 6/30/17	22,400	22,639
Binghamton Gen. Oblig. BAN Series 2015 B, 2% 11/18/16	16,300	16,370
New York Metropolitan Trans. Auth. Rev. BAN 2% 10/1/16	95,400	95,757
Rockland County Gen. Oblig. TAN Series 2016, 2% 3/16/17	5,300	5,344
Suffolk County Gen. Oblig. TAN 2% 7/27/16	41,600	41,640

TOTAL NEW YORK		181,750

TOTAL MUNICIPAL NOTES
(Cost $267,284)		267,271
	Shares	Value (000s)

Money Market Funds - 2.5%
Fidelity Municipal Cash Central Fund, 0.44%(f)(g)
(Cost $154,397)	154,397,000	154,397
TOTAL INVESTMENT PORTFOLIO - 99.6%
(Cost $5,775,891)		6,152,879
NET OTHER ASSETS (LIABILITIES) - 0.4%		26,103
NET ASSETS - 100%		$6,178,982

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

TAN – TAX ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $57,866,000 or 0.9% of net assets.

 (e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Municipal Cash Central Fund	$79
Total	$79

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Municipal Securities	$5,998,482	$--	$5,998,482	$--
Money Market Funds	154,397	154,397	--	--
Total Investments in Securities:	$6,152,879	$154,397	$5,998,482	$--

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	37.4%
Health Care	13.0%
Transportation	12.8%
Escrowed/Pre-Refunded	10.3%
Electric Utilities	9.3%
Special Tax	6.1%
Others* (Individually Less Than 5%)	11.1%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		June 30, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $5,621,494)	$5,998,482
Fidelity Central Funds (cost $154,397)	154,397
Total Investments (cost $5,775,891)		$6,152,879
Cash		36,096
Receivable for investments sold		1,451
Receivable for fund shares sold		8,863
Interest receivable		70,831
Distributions receivable from Fidelity Central Funds		53
Other receivables		11
Total assets		6,270,184
Liabilities
Payable for investments purchased on a delayed delivery basis	$80,854
Payable for fund shares redeemed	4,879
Distributions payable	3,538
Accrued management fee	1,221
Distribution and service plan fees payable	93
Other affiliated payables	579
Other payables and accrued expenses	38
Total liabilities		91,202
Net Assets		$6,178,982
Net Assets consist of:
Paid in capital		$5,801,592
Undistributed net investment income		442
Accumulated undistributed net realized gain (loss) on investments		(40)
Net unrealized appreciation (depreciation) on investments		376,988
Net Assets		$6,178,982
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($160,246 ÷ 14,914 shares)		$10.74
Maximum offering price per share (100/96.00 of $10.74)		$11.19
Class T:
Net Asset Value and redemption price per share ($20,355 ÷ 1,896 shares)		$10.74
Maximum offering price per share (100/96.00 of $10.74)		$11.19
Class C:
Net Asset Value and offering price per share ($65,692 ÷ 6,111 shares)(a)		$10.75
Intermediate Municipal Income:
Net Asset Value, offering price and redemption price per share ($5,157,941 ÷ 480,360 shares)		$10.74
Class I:
Net Asset Value, offering price and redemption price per share ($774,748 ÷ 72,040 shares)		$10.75

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended June 30, 2016 (Unaudited)
Investment Income
Interest		$84,259
Income from Fidelity Central Funds		79
Total income		84,338
Expenses
Management fee	$7,162
Transfer agent fees	3,003
Distribution and service plan fees	542
Accounting fees and expenses	348
Custodian fees and expenses	21
Independent trustees' fees and expenses	13
Registration fees	119
Audit	30
Legal	3
Miscellaneous	21
Total expenses before reductions	11,262
Expense reductions	(21)	11,241
Net investment income (loss)		73,097
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(40)
Total net realized gain (loss)		(40)
Change in net unrealized appreciation (depreciation) on investment securities		128,985
Net gain (loss)		128,945
Net increase (decrease) in net assets resulting from operations		$202,042

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2016 (Unaudited)	Year ended December 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$73,097	$138,010
Net realized gain (loss)	(40)	240
Change in net unrealized appreciation (depreciation)	128,985	(22,091)
Net increase (decrease) in net assets resulting from operations	202,042	116,159
Distributions to shareholders from net investment income	(73,050)	(137,872)
Distributions to shareholders from net realized gain	–	(1,012)
Total distributions	(73,050)	(138,884)
Share transactions - net increase (decrease)	413,027	401,766
Redemption fees	28	29
Total increase (decrease) in net assets	542,047	379,070
Net Assets
Beginning of period	5,636,935	5,257,865
End of period	$6,178,982	$5,636,935
Other Information
Undistributed net investment income end of period	$442	$395

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Intermediate Municipal Income Fund Class A

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.51	$10.56	$10.18	$10.66	$10.45	$10.03
Income from Investment Operations
Net investment income (loss)A	.116	.234	.256	.272	.279	.318
Net realized and unrealized gain (loss)	.230	(.048)	.388	(.460)	.213	.435
Total from investment operations	.346	.186	.644	(.188)	.492	.753
Distributions from net investment income	(.116)	(.234)	(.257)	(.271)	(.275)	(.321)
Distributions from net realized gain	–	(.002)	(.007)	(.021)	(.007)	(.012)
Total distributions	(.116)	(.236)	(.264)	(.292)	(.282)	(.333)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$10.74	$10.51	$10.56	$10.18	$10.66	$10.45
Total ReturnC,D,E	3.31%	1.79%	6.38%	(1.78)%	4.75%	7.65%
Ratios to Average Net AssetsF,G
Expenses before reductions	.68%H	.69%	.67%	.66%	.65%	.68%
Expenses net of fee waivers, if any	.68%H	.69%	.67%	.66%	.65%	.68%
Expenses net of all reductions	.68%H	.69%	.67%	.65%	.65%	.68%
Net investment income (loss)	2.20%H	2.24%	2.45%	2.61%	2.63%	3.12%
Supplemental Data
Net assets, end of period (in millions)	$160	$148	$115	$108	$131	$115
Portfolio turnover rateI	17%H	14%	17%	15%	15%	14%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Intermediate Municipal Income Fund Class T

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.51	$10.55	$10.17	$10.65	$10.45	$10.03
Income from Investment Operations
Net investment income (loss)A	.118	.239	.260	.273	.280	.319
Net realized and unrealized gain (loss)	.230	(.039)	.388	(.460)	.203	.436
Total from investment operations	.348	.200	.648	(.187)	.483	.755
Distributions from net investment income	(.118)	(.238)	(.261)	(.272)	(.276)	(.323)
Distributions from net realized gain	–	(.002)	(.007)	(.021)	(.007)	(.012)
Total distributions	(.118)	(.240)	(.268)	(.293)	(.283)	(.335)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$10.74	$10.51	$10.55	$10.17	$10.65	$10.45
Total ReturnC,D,E	3.33%	1.93%	6.43%	(1.77)%	4.66%	7.67%
Ratios to Average Net AssetsF,G
Expenses before reductions	.64%H	.65%	.63%	.64%	.65%	.67%
Expenses net of fee waivers, if any	.64%H	.65%	.63%	.64%	.65%	.67%
Expenses net of all reductions	.64%H	.65%	.63%	.64%	.64%	.67%
Net investment income (loss)	2.24%H	2.28%	2.48%	2.62%	2.64%	3.14%
Supplemental Data
Net assets, end of period (in millions)	$20	$19	$18	$17	$20	$18
Portfolio turnover rateI	17%H	14%	17%	15%	15%	14%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Intermediate Municipal Income Fund Class C

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.52	$10.56	$10.18	$10.66	$10.46	$10.04
Income from Investment Operations
Net investment income (loss)A	.076	.156	.176	.191	.197	.240
Net realized and unrealized gain (loss)	.230	(.038)	.389	(.460)	.203	.435
Total from investment operations	.306	.118	.565	(.269)	.400	.675
Distributions from net investment income	(.076)	(.156)	(.178)	(.190)	(.193)	(.243)
Distributions from net realized gain	–	(.002)	(.007)	(.021)	(.007)	(.012)
Total distributions	(.076)	(.158)	(.185)	(.211)	(.200)	(.255)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$10.75	$10.52	$10.56	$10.18	$10.66	$10.46
Total ReturnC,D,E	2.92%	1.13%	5.58%	(2.54)%	3.84%	6.82%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.43%H	1.44%	1.43%	1.43%	1.43%	1.46%
Expenses net of fee waivers, if any	1.43%H	1.44%	1.43%	1.43%	1.43%	1.46%
Expenses net of all reductions	1.43%H	1.44%	1.43%	1.43%	1.43%	1.45%
Net investment income (loss)	1.44%H	1.49%	1.69%	1.83%	1.86%	2.35%
Supplemental Data
Net assets, end of period (in millions)	$66	$60	$61	$62	$81	$65
Portfolio turnover rateI	17%H	14%	17%	15%	15%	14%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Intermediate Municipal Income Fund

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.51	$10.55	$10.17	$10.65	$10.45	$10.03
Income from Investment Operations
Net investment income (loss)A	.133	.269	.287	.301	.309	.347
Net realized and unrealized gain (loss)	.230	(.038)	.389	(.459)	.203	.435
Total from investment operations	.363	.231	.676	(.158)	.512	.782
Distributions from net investment income	(.133)	(.269)	(.289)	(.301)	(.305)	(.350)
Distributions from net realized gain	–	(.002)	(.007)	(.021)	(.007)	(.012)
Total distributions	(.133)	(.271)	(.296)	(.322)	(.312)	(.362)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$10.74	$10.51	$10.55	$10.17	$10.65	$10.45
Total ReturnC,D	3.48%	2.23%	6.71%	(1.50)%	4.95%	7.96%
Ratios to Average Net AssetsE,F
Expenses before reductions	.35%G	.36%	.37%	.37%	.37%	.40%
Expenses net of fee waivers, if any	.35%G	.36%	.37%	.37%	.37%	.40%
Expenses net of all reductions	.35%G	.36%	.36%	.37%	.37%	.40%
Net investment income (loss)	2.52%G	2.57%	2.75%	2.89%	2.92%	3.41%
Supplemental Data
Net assets, end of period (in millions)	$5,158	$4,746	$4,453	$3,890	$4,571	$4,003
Portfolio turnover rateH	17%G	14%	17%	15%	15%	14%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Intermediate Municipal Income Fund Class I

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.52	$10.57	$10.19	$10.67	$10.46	$10.04
Income from Investment Operations
Net investment income (loss)A	.129	.261	.282	.295	.305	.343
Net realized and unrealized gain (loss)	.230	(.048)	.389	(.459)	.212	.435
Total from investment operations	.359	.213	.671	(.164)	.517	.778
Distributions from net investment income	(.129)	(.261)	(.284)	(.295)	(.300)	(.346)
Distributions from net realized gain	–	(.002)	(.007)	(.021)	(.007)	(.012)
Total distributions	(.129)	(.263)	(.291)	(.316)	(.307)	(.358)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$10.75	$10.52	$10.57	$10.19	$10.67	$10.46
Total ReturnC,D	3.43%	2.05%	6.65%	(1.55)%	4.99%	7.91%
Ratios to Average Net AssetsE,F
Expenses before reductions	.43%G	.44%	.41%	.42%	.42%	.44%
Expenses net of fee waivers, if any	.43%G	.44%	.41%	.42%	.42%	.44%
Expenses net of all reductions	.43%G	.44%	.41%	.42%	.41%	.44%
Net investment income (loss)	2.45%G	2.49%	2.70%	2.84%	2.87%	3.37%
Supplemental Data
Net assets, end of period (in millions)	$775	$663	$609	$468	$327	$274
Portfolio turnover rateH	17%G	14%	17%	15%	15%	14%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2016
(Amounts in thousands except percentages)

1. Organization.

Fidelity Intermediate Municipal Income Fund (the Fund) is a fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Intermediate Municipal Income and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All current fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period January 1, 2016 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2016 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and deferred trustees compensation.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$382,840
Gross unrealized depreciation	(5,539)
Net unrealized appreciation (depreciation) on securities	$377,301
Tax cost	$5,775,578

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $839,210 and $478,390, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The fee is based on an annual asset based fee of .10% of the Fund's average net assets plus an income based fee of 5% of the Fund's gross income throughout the month. For the reporting period, the total annualized management fee rate was .24% of average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$197	$–
Class T	-%	.25%	25	–
Class B	.65%	.25%	3	2
Class C	.75%	.25%	317	38
			$542	$40

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$1
Class T	1
Class B(a)	–(b)
Class C(a)	4
$6

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

 (b) In the amount of less than $500.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$130.17
Class T	12.13
Class B	–(b)	.10
Class C	52.16
Intermediate Municipal Income	2,216.09
Class I	593.17
	$3,003

 (a) Annualized

 (b) In the amount of less than $500.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $21.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2016	Year ended December 31, 2015
From net investment income
Class A	$1,722	$2,879
Class T	219	404
Class B	6	23
Class C	454	907
Intermediate Municipal Income	61,971	117,592
Class I	8,678	16,067
Total	$73,050	$137,872
From net realized gain
Class A	$–	$23
Class T	–	3
Class B	-	-(a)
Class C	–	12
Intermediate Municipal Income	–	855
Class I	–	119
Total	$–	$1,012

 (a) In the amount of less than $500.

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2016	Year ended December 31, 2015	Six months ended June 30, 2016	Year ended December 31, 2015
Class A
Shares sold	3,495	5,392	$37,056	$56,673
Reinvestment of distributions	138	250	1,465	2,622
Shares redeemed	(2,798)	(2,446)	(29,726)	(25,634)
Net increase (decrease)	835	3,196	$8,795	$33,661
Class T
Shares sold	144	275	$1,512	$2,894
Reinvestment of distributions	18	34	196	357
Shares redeemed	(58)	(219)	(616)	(2,287)
Net increase (decrease)	104	90	$1,092	$964
Class B
Shares sold	1	1	$7	$14
Reinvestment of distributions	–(a)	1	4	16
Shares redeemed	(91)	(87)	(974)	(915)
Net increase (decrease)	(90)	(85)	$(963)	$(885)
Class C
Shares sold	866	1,091	$9,190	$11,486
Reinvestment of distributions	37	75	392	786
Shares redeemed	(526)	(1,176)	(5,580)	(12,311)
Net increase (decrease)	377	(10)	$4,002	$(39)
Intermediate Municipal Income
Shares sold	57,536	99,171	$609,854	$1,039,984
Reinvestment of distributions	4,095	7,960	43,467	83,490
Shares redeemed	(32,935)	(77,490)	(349,203)	(811,988)
Net increase (decrease)	28,696	29,641	$304,118	$311,486
Class I
Shares sold	17,394	18,867	$184,659	$198,402
Reinvestment of distributions	620	1,168	6,591	12,276
Shares redeemed	(8,976)	(14,694)	(95,267)	(154,099)
Net increase (decrease)	9,038	5,341	$95,983	$56,579

 (a) In the amount of less than five hundred shares.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period-B January 1, 2016 to June 30, 2016
Class A	.68%
Actual		$1,000.00	$1,033.10	$3.44
Hypothetical-C		$1,000.00	$1,021.48	$3.42
Class T	.64%
Actual		$1,000.00	$1,033.30	$3.24
Hypothetical-C		$1,000.00	$1,021.68	$3.22
Class C	1.43%
Actual		$1,000.00	$1,029.20	$7.21
Hypothetical-C		$1,000.00	$1,017.75	$7.17
Intermediate Municipal Income	.35%
Actual		$1,000.00	$1,034.80	$1.77
Hypothetical-C		$1,000.00	$1,023.12	$1.76
Class I	.43%
Actual		$1,000.00	$1,034.30	$2.17
Hypothetical-C		$1,000.00	$1,022.73	$2.16

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

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1.706327.118

Fidelity Advisor® International Bond Fund - Class A, Class T, Class C and Class I Semi-Annual Report June 30, 2016 Class A, Class T, Class C and Class I are classes of Fidelity® International Bond Fund

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Currency Exposure (% of fund's net assets)

	As of June 30, 2016	As of December 31, 2015
European Monetary Unit	43.3%	42.2%
Japanese Yen	14.5%	14.7%
British Pound	8.3%	8.4%
Canadian Dollar	5.0%	5.0%
Korean Won	4.2%	4.2%
Australian Dollar	3.8%	3.8%
Mexican Peso	3.8%	3.4%
Swedish Krona	2.8%	2.1%
Polish Zloty	2.7%	2.9%
South African Rand	2.0%	1.9%
Other	9.6%	11.4%

Percentages are based on exposure to currencies and include the effect of foreign currency contracts, futures contracts, options and swaps, as applicable.

Geographic Diversification (% of fund's net assets)

As of June 30, 2016
United Kingdom	18.8%
Japan	8.8%
Italy	7.0%
Germany	6.9%
Ireland	6.2%
Korea (South)	5.3%
Netherlands	5.1%
Mexico	4.9%
Australia	4.2%
Other	32.8%

As of December 31, 2015
United Kingdom	14.0%
Japan	6.4%
Italy	6.7%
Germany	5.4%
Ireland	6.6%
Korea (South)	5.4%
Netherlands	5.3%
Mexico	4.6%
Australia	5.1%
Other	40.5%

Percentages are based on country or territory of incorporation and include the effect of futures contracts, options and swaps, as applicable. Foreign currency contracts and other assets and liabilities are included within United States of America, as applicable.

Quality Diversification (% of fund's net assets)

As of June 30, 2016
U.S. Government and U.S. Government Agency Obligations	0.3%
AAA	10.5%
AA	9.0%
A	18.8%
BBB	27.4%
BB and Below	22.2%
Not Rated	8.9%
Short-Term Investments and Net Other Assets	2.9%

As of December 31, 2015
AAA	10.4%
AA	9.3%
A	14.0%
BBB	32.2%
BB and Below	21.8%
Not Rated	10.8%
Short-Term Investments and Net Other Assets	1.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of June 30, 2016*,**
Corporate Bonds	35.1%
U.S. Government and U.S. Government Agency Obligations	0.3%
Foreign Government and Government Obligations	55.0%
Other Investments	6.7%
Short-Term Investments and Net Other Assets (Liabilities)	2.9%

 * Futures and Swaps - (6.4)%

 ** Foreign Currency Contracts - 8.9%

As of December 31, 2015 *,**
Corporate Bonds	33.8%
Foreign Government and Government Obligations	54.6%
Other Investments	10.1%
Short-Term Investments and Net Other Assets (Liabilities)	1.5%

 * Futures and Swaps - 1.2%

 ** Foreign Currency Contracts - 12.4%

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 35.1%
		Principal Amount(a)	Value
Argentina - 0.4%
YPF SA 8.875% 12/19/18 (Reg. S)		$250,000	$269,375
Bailiwick of Guernsey - 0.5%
Credit Suisse Group Funding Guernsey Ltd. 3.45% 4/16/21 (b)		300,000	302,636
Bailiwick of Jersey - 0.8%
Heathrow Funding Ltd. 6% 3/20/20	GBP	350,000	527,488
Cayman Islands - 2.0%
Yorkshire Water Services Finance Ltd. 6% 4/24/25 (c)	GBP	907,000	1,245,838
Denmark - 0.9%
Vestas Wind Systems A/S 2.75% 3/11/22 (Reg. S)	EUR	485,000	550,769
Germany - 6.2%
alstria office REIT-AG:
2.125% 4/12/23 Reg. S	EUR	1,000,000	1,164,607
2.25% 3/24/21 (Reg. S)	EUR	1,000,000	1,169,618
Deutsche Bank AG 5% 6/24/20	EUR	850,000	992,769
Muenchener Rueckversicherungs AG 6.25% 5/26/42 (Reg. S) (c)	EUR	200,000	266,950
Volkswagen Leasing GmbH 2.375% 9/6/22 Reg. S	EUR	300,000	361,075

TOTAL GERMANY			3,955,019

Ireland - 3.4%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.5% 5/15/21		200,000	204,650
Allied Irish Banks PLC 4.125% 11/26/25 (Reg. S) (c)	EUR	300,000	309,570
Aquarius + Investments PLC for Swiss Reinsurance Co. Ltd. 6.375% 9/1/24 (c)		270,000	281,612
Bank of Ireland:
4.25% 6/11/24 (Reg. S) (c)	EUR	700,000	753,766
10% 7/30/16	EUR	250,000	278,131
ESB Finance Ltd. 1.875% 6/14/31 )(Reg. S)	EUR	300,000	345,983

TOTAL IRELAND			2,173,712

Italy - 1.9%
Assicurazioni Generali SpA 5.5% 10/27/47 (Reg. S) (c)	EUR	275,000	312,287
Intesa Sanpaolo SpA 5.017% 6/26/24 (b)		510,000	468,722
Telecom Italia SpA 3.625% 5/25/26 (Reg. S)	EUR	400,000	458,022

TOTAL ITALY			1,239,031

Luxembourg - 1.0%
Alpha Trains Finance SA 2.064% 6/30/25	EUR	250,000	266,265
Wind Acquisition Finance SA 7.375% 4/23/21 (b)		365,000	347,663

TOTAL LUXEMBOURG			613,928

Mexico - 1.5%
Petroleos Mexicanos 3.75% 3/15/19 (Reg. S)	EUR	800,000	927,467
Netherlands - 4.0%
Demeter Investments BV 5.625% 8/15/52 (Reg. S) (c)		400,000	407,264
Deutsche Annington Finance BV 5% 10/2/23 (b)		50,000	55,052
Rabobank Nederland 6.875% 3/19/20 (Reg. S)	EUR	1,400,000	1,814,123
Urenco Finance NV 2.25% 8/5/22 (Reg. S)	EUR	100,000	117,846
Volkswagen International Finance NV 0.875% 1/16/23 Reg. S	EUR	125,000	138,436

TOTAL NETHERLANDS			2,532,721

Portugal - 0.0%
Banco Espirito Santo SA 4% 1/21/19 (Reg. S) (d)	EUR	100,000	27,744
United Kingdom - 12.3%
Anglo American Capital PLC 4.375% 12/2/16	EUR	300,000	336,421
Aviva PLC 6.625% 6/3/41 (c)	GBP	450,000	641,094
BAT International Finance PLC:
1.75% 7/5/21 (Reg. S)	GBP	250,000	332,373
7.25% 3/12/24	GBP	150,000	269,329
Great Rolling Stock Co. Ltd. 6.25% 7/27/20	GBP	370,000	572,782
Legal & General Group PLC 5.375% 10/27/45 (Reg. S) (c)	GBP	250,000	328,819
Nationwide Building Society 4.125% 3/20/23 (Reg. S) (c)	EUR	140,000	159,677
Royal Bank of Scotland Group PLC 2.5% 3/22/23 (Reg. S)	EUR	700,000	768,837
Royal Bank of Scotland PLC 6.934% 4/9/18	EUR	855,000	1,024,745
Scottish & Southern Energy PLC 2% 6/17/20	EUR	250,000	294,323
Tesco PLC:
5% 3/24/23	GBP	350,000	479,845
6.125% 2/24/22	GBP	900,000	1,308,847
Travis Perkins PLC 4.375% 9/15/21 (Reg. S)	GBP	660,000	866,996
Western Power Distribution Ltd. 3.625% 11/6/23 (Reg. S)	GBP	300,000	419,746

TOTAL UNITED KINGDOM			7,803,834

United States of America - 0.2%
Anadarko Petroleum Corp. 4.85% 3/15/21		16,000	16,972
DCP Midstream LLC 4.75% 9/30/21 (b)		100,000	93,500

TOTAL UNITED STATES OF AMERICA			110,472

TOTAL NONCONVERTIBLE BONDS
(Cost $23,152,267)			22,280,034

U.S. Government and Government Agency Obligations - 0.3%
U.S. Treasury Obligations - 0.3%
U.S. Treasury Notes 1.625% 2/15/26 (e)
(Cost $159,533)		162,000	163,924

Foreign Government and Government Agency Obligations - 55.0%
Australia - 3.7%
Australian Commonwealth:
2.75% 4/21/24	AUD	$995,000	$788,536
2.75% 6/21/35 (Reg. S)	AUD	113,000	87,139
3.75% 4/21/37 (Reg. S)	AUD	5,000	4,436
4.25% 4/21/26	AUD	48,000	43,042
5.25% 3/15/19	AUD	419,000	342,980
5.5% 1/21/18	AUD	90,000	71,129
5.5% 4/21/23	AUD	135,000	124,433
5.75% 5/15/21	AUD	327,000	290,610
5.75% 7/15/22	AUD	615,000	563,810

TOTAL AUSTRALIA			2,316,115

Belgium - 0.4%
Belgian Kingdom:
3% 6/22/34 (b)	EUR	16,000	24,673
4% 3/28/32	EUR	133,000	223,394

TOTAL BELGIUM			248,067

Canada - 2.8%
Canadian Government:
1.5% 3/1/20 (f)	CAD	779,000	623,905
1.5% 6/1/26	CAD	573,000	461,842
4% 6/1/41	CAD	214,000	241,278
5% 6/1/37	CAD	209,000	255,046
Ontario Province 4.65% 6/2/41	CAD	200,000	206,749

TOTAL CANADA			1,788,820

Chile - 0.1%
Chilean Republic:
6% 3/1/18	CLP	25,000,000	39,123
6% 3/1/23	CLP	10,000,000	16,660

TOTAL CHILE			55,783

Czech Republic - 0.6%
Czech Republic:
2.5% 8/25/28	CZK	4,000,000	200,039
4.2% 12/4/36	CZK	290,000	18,635
5.7% 5/25/24	CZK	2,380,000	139,437

TOTAL CZECH REPUBLIC			358,111

Denmark - 0.7%
Danish Kingdom:
1.5% 11/15/23	DKK	2,621,000	436,448
4.5% 11/15/39	DKK	80,000	22,310

TOTAL DENMARK			458,758

France - 2.3%
French Government:
OAT 3.25% 5/25/45	EUR	267,000	463,060
2.5% 5/25/30	EUR	694,000	977,265

TOTAL FRANCE			1,440,325

Germany - 0.5%
German Federal Republic:
0.5% 2/15/26(Reg. S)	EUR	25,000	29,205
1.5% 2/15/23	EUR	100,000	124,872
2.5% 8/15/46	EUR	25,000	43,708
4% 1/4/37	EUR	55,000	106,098

TOTAL GERMANY			303,883

Indonesia - 0.4%
Indonesian Republic:
2.625% 6/14/23	EUR	150,000	167,653
2.875% 7/8/21(Reg. S)	EUR	100,000	114,979

TOTAL INDONESIA			282,632

Ireland - 2.4%
Irish Republic:
2% 2/18/45 (Reg.S)	EUR	70,000	90,617
2.4% 5/15/30 (Reg. S)	EUR	552,000	733,168
5.4% 3/13/25	EUR	454,000	712,322

TOTAL IRELAND			1,536,107

Israel - 1.0%
Israeli State:
3.75% 3/31/24	ILS	638,000	194,031
4.25% 3/31/23	ILS	93,000	28,882
5% 1/31/20	ILS	96,000	28,853
5.5% 1/31/22	ILS	371,000	120,150
5.5% 1/31/42	ILS	121,000	47,068
6% 2/28/19	ILS	799,000	238,281

TOTAL ISRAEL			657,265

Italy - 4.4%
Buoni del Tesoro Poliennali:
1.5% 6/1/25	EUR	50,000	56,903
2.15% 12/15/21	EUR	539,000	651,466
3.5% 12/1/18	EUR	601,000	723,632
4.75% 9/1/28 (b)	EUR	12,000	17,945
Italian Republic:
4% 2/1/37	EUR	38,000	55,696
4.5% 3/1/26	EUR	433,000	618,532
5% 8/1/34	EUR	315,000	510,843
5% 9/1/40	EUR	110,000	184,347

TOTAL ITALY			2,819,364

Japan - 8.8%
Japan Government:
0.1% 3/20/26	JPY	156,200,000	1,564,051
0.4% 3/20/36	JPY	29,050,000	299,337
1% 12/20/35	JPY	113,400,000	1,296,707
1.2% 12/20/34	JPY	37,850,000	445,848
1.2% 3/20/35	JPY	2,600,000	30,636
1.2% 9/20/35	JPY	1,650,000	19,475
1.3% 6/20/35	JPY	45,550,000	545,182
1.4% 9/20/34	JPY	80,800,000	978,953
1.7% 12/20/32	JPY	8,100,000	101,087
1.9% 12/20/28	JPY	26,700,000	325,362

TOTAL JAPAN			5,606,638

Korea (South) - 5.3%
Korean Republic:
2% 3/10/20	KRW	262,200,000	233,378
2.25% 6/10/25	KRW	735,700,000	680,410
2.75% 3/10/18	KRW	1,298,480,000	1,154,431
3% 3/10/23	KRW	463,700,000	443,972
3% 9/10/24	KRW	191,830,000	186,447
3% 12/10/42	KRW	174,420,000	198,308
3.125% 3/10/19	KRW	231,870,000	211,047
3.5% 3/10/24	KRW	184,530,000	184,328
5.25% 3/10/27	KRW	67,660,000	80,565

TOTAL KOREA (SOUTH)			3,372,886

Malaysia - 1.0%
Malaysian Government:
3.48% 3/15/23	MYR	1,114,000	274,543
3.814% 2/15/17	MYR	545,000	136,389
3.889% 7/31/20	MYR	745,000	188,657
3.892% 3/15/27	MYR	44,000	10,861
4.935% 9/30/43	MYR	52,000	13,422

TOTAL MALAYSIA			623,872

Mexico - 3.4%
United Mexican States:
3.625% 4/9/29	EUR	100,000	122,499
4.75% 6/14/18	MXN	14,664,000	800,563
5% 12/11/19	MXN	60,000	3,259
6.5% 6/10/21	MXN	2,130,000	121,750
7.5% 6/3/27	MXN	3,670,000	224,494
8.5% 5/31/29	MXN	9,139,000	601,942
8.5% 11/18/38	MXN	1,060,000	72,123
10% 11/20/36	MXN	2,980,000	229,036

TOTAL MEXICO			2,175,666

Netherlands - 0.5%
Dutch Government 2.5% 1/15/33	EUR	208,000	311,247
New Zealand - 0.4%
New Zealand Government:
4.5% 4/15/27	NZD	36,000	30,955
5.5% 4/15/23	NZD	95,000	82,467
6% 12/15/17	NZD	190,000	143,276

TOTAL NEW ZEALAND			256,698

Norway - 0.3%
Kingdom of Norway:
4.25% 5/19/17	NOK	152,000	18,751
4.5% 5/22/19	NOK	737,000	98,152
Norway Government Bond:
1.75% 3/13/25	NOK	109,000	13,844
3% 3/14/24	NOK	367,000	50,694

TOTAL NORWAY			181,441

Poland - 1.6%
Polish Government:
1.5% 4/25/20	PLN	1,036,000	258,333
3.25% 7/25/25	PLN	691,000	180,913
4% 10/25/23	PLN	806,000	223,243
5.5% 10/25/19	PLN	821,000	232,446
5.75% 10/25/21	PLN	80,000	23,823
5.75% 9/23/22	PLN	116,000	35,155
5.75% 4/25/29	PLN	122,000	39,513

TOTAL POLAND			993,426

Russia - 0.8%
Russian Federation:
6.7% 5/15/19	RUB	1,776,000	26,254
6.8% 12/11/19	RUB	4,030,000	59,568
7% 8/16/23	RUB	7,638,000	111,203
7.05% 1/19/28	RUB	3,375,000	48,410
7.5% 2/27/19	RUB	10,768,000	162,835
7.6% 7/20/22	RUB	6,600,000	99,548

TOTAL RUSSIA			507,818

Singapore - 0.6%
Republic of Singapore:
2.25% 6/1/21	SGD	35,000	26,927
3.25% 9/1/20	SGD	362,000	289,630
3.375% 9/1/33	SGD	62,000	53,362

TOTAL SINGAPORE			369,919

Slovenia - 0.1%
Republic of Slovenia 2.25% 3/25/22 (Reg. S)	EUR	35,000	42,712
South Africa - 1.9%
South African Republic:
6.75% 3/31/21	ZAR	1,400,000	89,346
7.25% 1/15/20	ZAR	520,000	34,351
8% 12/21/18	ZAR	1,905,000	129,522
8% 1/31/30	ZAR	5,560,000	341,442
8.5% 1/31/37	ZAR	3,910,000	240,232
8.75% 1/31/44	ZAR	3,032,000	187,819
10.5% 12/21/26	ZAR	2,291,000	172,755

TOTAL SOUTH AFRICA			1,195,467

Spain - 3.5%
Spanish Kingdom:
1.95% 7/30/30(Reg. S) (b)	EUR	80,000	92,409
2.15% 10/31/25(Reg. S) (b)	EUR	105,000	126,150
3.75% 10/31/18	EUR	788,000	953,437
4.4% 10/31/23 (b)	EUR	576,000	804,170
5.15% 10/31/44	EUR	133,000	235,432
5.75% 7/30/32	EUR	14,000	24,311

TOTAL SPAIN			2,235,909

Sweden - 0.6%
Sweden Kingdom:
2.25% 6/1/32	SEK	285,000	40,739
2.5% 5/12/25	SEK	1,280,000	183,253
3.5% 3/30/39	SEK	60,000	10,306
5% 12/1/20	SEK	1,210,000	177,762

TOTAL SWEDEN			412,060

Switzerland - 1.0%
Switzerland Confederation 3.5% 4/8/33	CHF	360,000	603,362
Thailand - 1.0%
Kingdom of Thailand:
3.45% 3/8/19	THB	5,480,000	163,525
3.625% 6/16/23	THB	11,048,000	351,142
4.675% 6/29/44	THB	670,000	26,328
4.875% 6/22/29	THB	1,912,000	70,723

TOTAL THAILAND			611,718

Turkey - 1.4%
Turkish Republic:
7.4% 2/5/20	TRY	45,000	15,003
8.3% 6/20/18	TRY	244,000	84,359
8.5% 7/10/19	TRY	264,000	91,273
8.5% 9/14/22	TRY	454,000	154,240
8.8% 11/14/18	TRY	717,000	249,947
8.8% 9/27/23	TRY	829,000	285,171

TOTAL TURKEY			879,993

United Kingdom - 3.5%
United Kingdom, Great Britain and Northern Ireland:
2% 9/7/25(Reg. S)	GBP	50,000	72,873
3.25% 1/22/44	GBP	486,000	859,880
4.25% 6/7/32	GBP	39,000	72,437
4.5% 9/7/34	GBP	105,000	204,420
4.5% 12/7/42	GBP	471,000	998,202

TOTAL UNITED KINGDOM			2,207,812

TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $35,345,108)			34,853,874

Preferred Securities - 6.7%
Australia - 0.5%
Australia & New Zealand Banking Group Ltd. 6.75% (Reg. S) (c)(g)		350,000	362,366
France - 1.7%
Credit Agricole SA 6.625% (Reg. S) (c)(g)		1,175,000	1,068,005
Ireland - 0.4%
Allied Irish Banks PLC 7.375% (Reg. S) (c)(g)	EUR	275,000	269,518
Italy - 0.7%
Intesa Sanpaolo SpA 7% (Reg. S) (c)(g)	EUR	410,000	432,869
Netherlands - 0.6%
Volkswagen International Finance NV 2.5%(Reg. S) (c)(g)	EUR	350,000	370,734
United Kingdom - 2.8%
Barclays Bank PLC 7.625% 11/21/22		1,625,000	1,762,711
TOTAL PREFERRED SECURITIES
(Cost $4,379,930)			4,266,203
		Shares	Value

Money Market Funds - 0.2%
Fidelity Cash Central Fund, 0.43% (h)
(Cost $145,203)		145,203	145,203

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount(a)	Value
Put Options - 0.0%
Option on a credit default swap with JPMorgan Chase Bank, NA to buy protection on the 3-Year iTraxx Europe Crossover Series 25 Index expiring August 2016 exercise rate 4.5%	8/17/16	EUR 2,550,000	$19,312
TOTAL PURCHASED SWAPTIONS
(Cost $49,578)			19,312
TOTAL INVESTMENT PORTFOLIO - 97.3%
(Cost $63,231,619)			61,728,550
NET OTHER ASSETS (LIABILITIES) - 2.7%			1,689,401
NET ASSETS - 100%			$63,417,951

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Bond Index Contracts
21 Eurex Euro-Bobl Contracts (Germany)	Sept. 2016	$3,113,515	$24,944
4 Eurex Euro-Bund Contracts (Germany)	Sept. 2016	741,846	10,757
3 Eurex Euro-Buxl 30 Year Bond Contracts (Germany)	Sept. 2016	653,066	61,010
3 Eurex Euro-Oat Contracts (Germany)	Sept. 2016	535,310	13,982
2 ICE Long Gilt Contracts (United Kingdom)	Sept. 2016	342,105	8,541
8 TME 10 Year Canadian Note Contracts (Canada)	Sept. 2016	916,692	24,034
TOTAL BOND INDEX CONTRACTS			143,268
Treasury Contracts
1 CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	Sept. 2016	145,672	5,084

TOTAL PURCHASED			148,352

Sold
Bond Index Contracts
27 ICE Medium Gilt Contracts (United Kingdom)	Sept. 2016	4,122,029	(58,262)
Treasury Contracts
13 CBOT 10 Year U.S. Treasury Note Contracts (United States)	Sept. 2016	1,728,797	(43,834)
3 CBOT 2-Year U.S. Treasury Note Contracts (United States)	Sept. 2016	657,984	(4,506)
TOTAL TREASURY CONTRACTS			(48,340)

TOTAL SOLD			(106,602)

TOTAL FUTURES CONTRACTS			$41,750

The face value of futures purchased as a percentage of Net Assets is 10.2%

The face value of futures sold as a percentage of Net Assets is 10.3%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $10,911,921.

Foreign Currency Contracts

Foreign Currency Contracts
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount*	Unrealized Appreciation/(Depreciation)
7/1/16	MXN	JPMorgan Chase Bank, N.A.	Sell	1,088,540	$58,609	$(931)
7/5/16	EUR	Credit Suisse Intl.	Buy	24,000	26,645	(11)
7/5/16	GBP	Citibank, N.A.	Buy	310,000	413,416	(729)
7/5/16	MXN	Citibank, N.A.	Buy	1,764,762	96,600	(73)
7/5/16	ZAR	JPMorgan Chase Bank, N.A.	Buy	2,888,968	195,995	160
8/19/16	AUD	Goldman Sachs Bank USA	Buy	86,000	62,643	1,386
8/19/16	AUD	Goldman Sachs Bank USA	Buy	89,000	63,874	2,389
8/19/16	AUD	Goldman Sachs Bank USA	Buy	396,000	290,430	4,403
8/19/16	AUD	Goldman Sachs Bank USA	Sell	85,000	63,504	219
8/19/16	AUD	Goldman Sachs Bank USA	Sell	89,000	65,554	(709)
8/19/16	AUD	JPMorgan Chase Bank, N.A.	Buy	19,000	13,820	326
8/19/16	AUD	JPMorgan Chase Bank, N.A.	Sell	9,000	6,514	(187)
8/19/16	AUD	JPMorgan Chase Bank, N.A.	Sell	29,000	20,882	(709)
8/19/16	AUD	JPMorgan Chase Bank, N.A.	Sell	52,000	38,202	(514)
8/19/16	AUD	JPMorgan Chase Bank, N.A.	Sell	220,000	158,226	(5,570)
8/19/16	CAD	Citibank, N.A.	Buy	26,000	20,104	23
8/19/16	CAD	Citibank, N.A.	Sell	24,000	18,351	(228)
8/19/16	CAD	Citibank, N.A.	Sell	207,000	158,387	(1,858)
8/19/16	CAD	Credit Suisse Intl.	Sell	41,000	31,191	(548)
8/19/16	CAD	Credit Suisse Intl.	Sell	48,000	37,080	(78)
8/19/16	CAD	Goldman Sachs Bank USA	Buy	2,027,000	1,564,864	4,301
8/19/16	CAD	Goldman Sachs Bank USA	Sell	43,000	32,859	(429)
8/19/16	CAD	JPMorgan Chase Bank, N.A.	Buy	10,000	7,671	71
8/19/16	CAD	JPMorgan Chase Bank, N.A.	Buy	14,000	11,004	(167)
8/19/16	CAD	JPMorgan Chase Bank, N.A.	Buy	38,000	29,015	402
8/19/16	CAD	JPMorgan Chase Bank, N.A.	Sell	42,000	32,531	18
8/19/16	CHF	Goldman Sachs Bank USA	Sell	255,000	262,961	1,096
8/19/16	CNY	Barclays Bank PLC	Buy	430,000	65,260	(683)
8/19/16	CNY	Goldman Sachs Bank USA	Sell	430,000	65,365	789
8/19/16	CZK	Goldman Sachs Bank USA	Buy	115,000	4,767	(44)
8/19/16	CZK	Goldman Sachs Bank USA	Buy	7,389,000	312,465	(9,052)
8/19/16	CZK	JPMorgan Chase Bank, N.A.	Sell	494,000	20,818	533
8/19/16	DKK	Goldman Sachs Bank USA	Buy	398,000	61,155	(1,670)
8/19/16	EUR	BNP Paribas SA	Buy	28,000	31,321	(196)
8/19/16	EUR	BNP Paribas SA	Buy	32,000	36,696	(1,125)
8/19/16	EUR	BNP Paribas SA	Buy	277,000	309,515	(1,600)
8/19/16	EUR	BNP Paribas SA	Buy	4,320,000	4,934,650	(132,516)
8/19/16	EUR	BNP Paribas SA	Sell	22,000	24,827	372
8/19/16	EUR	BNP Paribas SA	Sell	34,000	38,011	216
8/19/16	EUR	Barclays Bank PLC	Sell	65,000	73,088	834
8/19/16	EUR	Citibank, N.A.	Buy	29,000	32,881	(645)
8/19/16	EUR	Citibank, N.A.	Buy	36,000	40,860	(842)
8/19/16	EUR	Citibank, N.A.	Buy	71,000	78,273	651
8/19/16	EUR	Citibank, N.A.	Buy	420,000	478,384	(11,510)
8/19/16	EUR	Citibank, N.A.	Sell	21,000	23,789	445
8/19/16	EUR	Citibank, N.A.	Sell	27,000	29,931	(82)
8/19/16	EUR	Citibank, N.A.	Sell	31,000	35,311	851
8/19/16	EUR	Citibank, N.A.	Sell	78,000	87,859	1,154
8/19/16	EUR	Citibank, N.A.	Sell	196,000	218,272	398
8/19/16	EUR	Citibank, N.A.	Sell	238,000	265,194	632
8/19/16	EUR	Citibank, N.A.	Sell	783,000	891,152	20,765
8/19/16	EUR	Credit Suisse Intl.	Buy	47,000	52,808	(563)
8/19/16	EUR	Credit Suisse Intl.	Sell	24,000	26,687	8
8/19/16	EUR	Credit Suisse Intl.	Sell	139,000	155,951	1,438
8/19/16	EUR	Credit Suisse Intl.	Sell	304,000	341,892	3,964
8/19/16	EUR	Goldman Sachs Bank USA	Sell	286,000	320,407	2,488
8/19/16	EUR	JPMorgan Chase Bank, N.A.	Buy	35,000	39,420	(514)
8/19/16	EUR	JPMorgan Chase Bank, N.A.	Buy	55,000	62,725	(1,586)
8/19/16	EUR	JPMorgan Chase Bank, N.A.	Buy	79,000	89,291	(1,474)
8/19/16	EUR	JPMorgan Chase Bank, N.A.	Buy	161,000	182,820	(3,851)
8/19/16	EUR	JPMorgan Chase Bank, N.A.	Buy	199,000	222,099	(890)
8/19/16	EUR	JPMorgan Chase Bank, N.A.	Buy	435,000	483,070	478
8/19/16	EUR	JPMorgan Chase Bank, N.A.	Sell	32,000	36,362	791
8/19/16	EUR	JPMorgan Chase Bank, N.A.	Sell	35,000	39,149	243
8/19/16	EUR	JPMorgan Chase Bank, N.A.	Sell	37,000	41,277	148
8/19/16	EUR	JPMorgan Chase Bank, N.A.	Sell	65,000	73,999	1,744
8/19/16	EUR	JPMorgan Chase Bank, N.A.	Sell	67,000	76,119	1,641
8/19/16	EUR	JPMorgan Chase Bank, N.A.	Sell	71,000	78,914	(10)
8/19/16	EUR	JPMorgan Chase Bank, N.A.	Sell	88,000	99,889	2,068
8/19/16	EUR	JPMorgan Chase Bank, N.A.	Sell	101,000	112,949	677
8/19/16	EUR	JPMorgan Chase Bank, N.A.	Sell	168,000	188,728	1,978
8/19/16	EUR	JPMorgan Chase Bank, N.A.	Sell	336,000	377,245	3,746
8/19/16	GBP	BNP Paribas SA	Sell	2,307,000	3,337,592	265,130
8/19/16	GBP	Citibank, N.A.	Sell	29,000	38,369	(254)
8/19/16	GBP	Citibank, N.A.	Sell	89,000	121,341	2,811
8/19/16	GBP	Citibank, N.A.	Sell	310,000	413,556	698
8/19/16	GBP	Goldman Sachs Bank USA	Buy	44,000	62,948	(4,349)
8/19/16	GBP	Goldman Sachs Bank USA	Sell	35,000	50,462	3,849
8/19/16	GBP	JPMorgan Chase Bank, N.A.	Buy	24,000	35,595	(3,632)
8/19/16	GBP	JPMorgan Chase Bank, N.A.	Buy	207,000	275,371	312
8/19/16	GBP	JPMorgan Chase Bank, N.A.	Sell	23,000	32,463	1,832
8/19/16	GBP	JPMorgan Chase Bank, N.A.	Sell	25,000	36,127	2,832
8/19/16	GBP	JPMorgan Chase Bank, N.A.	Sell	25,000	36,311	3,016
8/19/16	GBP	JPMorgan Chase Bank, N.A.	Sell	42,000	60,847	4,911
8/19/16	GBP	JPMorgan Chase Bank, N.A.	Sell	113,000	164,370	13,877
8/19/16	GBP	JPMorgan Chase Bank, N.A.	Sell	317,000	456,847	34,666
8/19/16	HKD	Goldman Sachs Bank USA	Buy	294,000	37,913	6
8/19/16	ILS	JPMorgan Chase Bank, N.A.	Buy	614,000	163,374	(4,135)
8/19/16	JPY	Citibank, N.A.	Buy	3,900,000	35,864	1,957
8/19/16	JPY	Citibank, N.A.	Buy	103,200,000	963,603	37,205
8/19/16	JPY	Citibank, N.A.	Sell	5,450,000	53,735	882
8/19/16	JPY	Citibank, N.A.	Sell	6,650,000	61,197	(3,293)
8/19/16	JPY	Citibank, N.A.	Sell	8,700,000	82,169	(2,201)
8/19/16	JPY	JPMorgan Chase Bank, N.A.	Buy	3,550,000	34,028	399
8/19/16	JPY	JPMorgan Chase Bank, N.A.	Buy	3,750,000	35,405	962
8/19/16	JPY	JPMorgan Chase Bank, N.A.	Buy	4,100,000	38,808	953
8/19/16	JPY	JPMorgan Chase Bank, N.A.	Buy	51,150,000	484,219	11,822
8/19/16	JPY	JPMorgan Chase Bank, N.A.	Buy	167,950,000	1,579,145	49,593
8/19/16	JPY	JPMorgan Chase Bank, N.A.	Sell	2,200,000	20,497	(838)
8/19/16	JPY	JPMorgan Chase Bank, N.A.	Sell	4,350,000	39,387	(2,798)
8/19/16	JPY	JPMorgan Chase Bank, N.A.	Sell	4,950,000	45,611	(2,393)
8/19/16	JPY	JPMorgan Chase Bank, N.A.	Sell	6,950,000	63,598	(3,801)
8/19/16	JPY	JPMorgan Chase Bank, N.A.	Sell	8,600,000	78,928	(4,472)
8/19/16	JPY	JPMorgan Chase Bank, N.A.	Sell	62,500,000	610,239	4,129
8/19/16	KRW	BNP Paribas SA	Sell	66,915,000	57,648	(384)
8/19/16	KRW	Barclays Bank PLC	Buy	76,592,000	64,319	2,105
8/19/16	KRW	Citibank, N.A.	Buy	76,592,000	64,298	2,126
8/19/16	KRW	Citibank, N.A.	Sell	264,800,000	224,255	(5,393)
8/19/16	KRW	Citibank, N.A.	Sell	556,100,000	474,185	(8,093)
8/19/16	KRW	Goldman Sachs Bank USA	Buy	39,200,000	32,754	1,242
8/19/16	KRW	JPMorgan Chase Bank, N.A.	Sell	25,000,000	21,083	(598)
8/19/16	KRW	JPMorgan Chase Bank, N.A.	Sell	42,400,000	36,349	(423)
8/19/16	KRW	JPMorgan Chase Bank, N.A.	Sell	78,900,000	68,243	(183)
8/19/16	MXN	Citibank, N.A.	Sell	718,000	38,490	(605)
8/19/16	MXN	Citibank, N.A.	Sell	1,765,000	96,138	32
8/19/16	MXN	Citibank, N.A.	Sell	3,172,000	174,883	2,165
8/19/16	MXN	Goldman Sachs Bank USA	Buy	1,176,000	62,210	1,824
8/19/16	MXN	Goldman Sachs Bank USA	Buy	1,185,000	62,535	1,989
8/19/16	MXN	Goldman Sachs Bank USA	Buy	1,186,000	63,938	640
8/19/16	MXN	Goldman Sachs Bank USA	Buy	9,153,000	504,191	(5,802)
8/19/16	MXN	Goldman Sachs Bank USA	Sell	1,196,000	64,799	(325)
8/19/16	MXN	Goldman Sachs Bank USA	Sell	1,209,000	65,472	(359)
8/19/16	MXN	JPMorgan Chase Bank, N.A.	Buy	826,000	44,269	707
8/19/16	MXN	JPMorgan Chase Bank, N.A.	Buy	1,691,000	91,095	981
8/19/16	MXN	JPMorgan Chase Bank, N.A.	Sell	552,000	29,528	(529)
8/19/16	MYR	Citibank, N.A.	Buy	317,000	78,007	457
8/19/16	NOK	Goldman Sachs Bank USA	Buy	309,000	37,638	(718)
8/19/16	NOK	Goldman Sachs Bank USA	Sell	236,000	28,389	191
8/19/16	NZD	Citibank, N.A.	Sell	97,000	65,698	(3,394)
8/19/16	NZD	Goldman Sachs Bank USA	Sell	90,000	64,156	49
8/19/16	NZD	Goldman Sachs Bank USA	Sell	97,000	67,375	(1,717)
8/19/16	NZD	Goldman Sachs Bank USA	Sell	134,000	90,059	(5,388)
8/19/16	PLN	Goldman Sachs Bank USA	Buy	3,532,000	908,360	(14,133)
8/19/16	PLN	Goldman Sachs Bank USA	Buy	246,000	EUR 54,735	1,439
8/19/16	PLN	Goldman Sachs Bank USA	Sell	256,000	EUR 58,169	(153)
8/19/16	PLN	Goldman Sachs Bank USA	Sell	256,000	EUR 58,402	106
8/19/16	PLN	JPMorgan Chase Bank, N.A.	Buy	161,000	40,811	(49)
8/19/16	PLN	JPMorgan Chase Bank, N.A.	Sell	85,000	21,406	(114)
8/19/16	PLN	JPMorgan Chase Bank, N.A.	Sell	148,000	37,582	111
8/19/16	PLN	JPMorgan Chase Bank, N.A.	Sell	490,000	EUR 109,979	(1,804)
8/19/16	RUB	Citibank, N.A.	Buy	4,231,000	62,331	3,030
8/19/16	SEK	BNP Paribas SA	Buy	149,000	18,066	(420)
8/19/16	SEK	Credit Suisse Intl.	Sell	294,000	35,421	602
8/19/16	SEK	Goldman Sachs Bank USA	Buy	525,000	CHF 59,249	1,333
8/19/16	SEK	Goldman Sachs Bank USA	Buy	533,000	CHF 62,722	(1,286)
8/19/16	SEK	Goldman Sachs Bank USA	Buy	11,589,000	1,427,413	(54,902)
8/19/16	SEK	Goldman Sachs Bank USA	Sell	525,000	CHF 62,205	1,703
8/19/16	SEK	JPMorgan Chase Bank, N.A.	Sell	287,000	33,838	(152)
8/19/16	SGD	Citibank, N.A.	Sell	178,000	128,792	(3,286)
8/19/16	SGD	Goldman Sachs Bank USA	Buy	81,000	59,082	1,020
8/19/16	SGD	Goldman Sachs Bank USA	Sell	89,000	65,702	(337)
8/19/16	THB	JPMorgan Chase Bank, N.A.	Buy	1,646,000	46,641	160
8/19/16	THB	JPMorgan Chase Bank, N.A.	Sell	1,024,000	29,003	(113)
8/19/16	TRY	Goldman Sachs Bank USA	Buy	32,000	10,654	350
8/19/16	TRY	Goldman Sachs Bank USA	Buy	826,000	273,611	10,426
8/19/16	TRY	JPMorgan Chase Bank, N.A.	Sell	160,000	54,946	(73)
8/19/16	ZAR	Goldman Sachs Bank USA	Buy	3,682,000	238,417	9,221
8/19/16	ZAR	JPMorgan Chase Bank, N.A.	Buy	196,000	13,402	(220)
8/19/16	ZAR	JPMorgan Chase Bank, N.A.	Sell	3,147,000	211,492	(164)
						$224,820

*Contract amount in U.S. Dollars unless otherwise noted
For the period, the average contract value for foreign currency contracts in the aggregate was $29,989,579. Contract value represents contract amount in United States dollars plus or minus unrealized appreciation or depreciation, respectively.

Swaps

Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/Counterparty(2)	Fixed Payment Received/(Paid)	Notional Amount(3)	Value(1)	Upfront Premium Received/(Paid)(4)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
5-Year iTraxx Europe Series 25 Index		Jun. 2021	ICE	(1)%	EUR 1,700,000	$6,022	$0	$6,022
BBVA, SA		Jun. 2021	Goldman Sachs Bank USA	(1%)	EUR 650,000	70,782	(60,815)	9,967
Carlsberg Breweries A/S		Dec. 2020	Citibank, N.A.	(1%)	EUR 600,000	(10,456)	(2,049)	(12,505)
Gas Natural Capital Markets SA		Jun. 2021	BNP Paribas SA	(1%)	EUR 300,000	140	327	467
Societe Generale		Jun. 2021	Goldman Sachs Bank USA	(1%)	EUR 300,000	15,690	(13,812)	1,878
Standard Chartered PLC		Jun. 2021	Credit Suisse Intl.	(1%)	EUR 1,850,000	179,186	(184,582)	(5,396)
Standard Chartered PLC		Jun. 2021	Goldman Sachs Bank USA	(1%)	EUR 650,000	62,957	(67,004)	(4,047)
TOTAL BUY PROTECTION						324,321	(327,935)	(3,614)
Sell Protection
5-Year iTraxx Europe Senior Financial Series 25 Index	NR	Jun. 2021	ICE	1%	EUR 1,700,000	(13,335)	0	(13,335)
Deutsche Bank AG	BBB-	Dec. 2016	JPMorgan Chase Bank, N.A.	1%	EUR 500,000	(3,458)	7,823	4,365
Sky PLC	BBB-	Jun. 2021	Credit Suisse Intl.	1%	EUR 150,000	(152)	565	413
TOTAL SELL PROTECTION						(16,945)	8,388	(8,557)

TOTAL CREDIT DEFAULT SWAPS						$307,376	$(319,547)	$(12,171)

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) Swaps with Intercontinental Exchange (ICE) are centrally cleared over-the-counter (OTC) swaps.

 (3) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Portfolio could be required to make if a credit event were to occur.

 (4) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

For the period, the average monthly notional amount for swaps in the aggregate was $3,482,300.

Currency Abbreviations

AUD – Australian dollar

CAD – Canadian dollar

CHF – Swiss franc

CLP – Chilean peso

CNY – Chinese Yuan

CZK – Czech koruna

DKK – Danish krone

EUR – European Monetary Unit

GBP – British pound

HKD – Hong Kong dollar

ILS – Israeli shekel

JPY – Japanese yen

KRW – Korean won

MXN – Mexican peso

MYR – Malyasian ringgit

NOK – Norwegian krone

NZD – New Zealand dollar

PLN – Polish zloty (new)

RUB – Russian ruble

SEK – Swedish krona

SGD – Singapore dollar

THB – Thai baht

TRY – Turkish Lira

ZAR – South African rand

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,332,920 or 3.7% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Non-income producing - Security is in default.

 (e) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $82,974.

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $145,765.

 (g) Security is perpetual in nature with no stated maturity date.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,426
Total	$3,426

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$22,280,034	$--	$22,280,034	$--
U.S. Government and Government Agency Obligations	163,924	--	163,924	--
Foreign Government and Government Agency Obligations	34,853,874	--	34,853,874	--
Preferred Securities	4,266,203	--	4,266,203	--
Money Market Funds	145,203	145,203	--	--
Purchased Swaptions	19,312	--	19,312	--
Total Investments in Securities:	$61,728,550	$145,203	$61,583,347	$--
Derivative Instruments:
Assets
Foreign Currency Contracts	$549,697	$--	$549,697	$--
Futures Contracts	148,352	148,352	--	--
Swaps	334,777	--	334,777	--
Total Assets	$1,032,826	$148,352	$884,474	$--
Liabilities
Foreign Currency Contracts	$(324,877)	$--	$(324,877)	$--
Futures Contracts	(106,602)	(106,602)	--	--
Swaps	(27,401)	--	(27,401)	--
Total Liabilities	$(458,880)	$(106,602)	$(352,278)	$--
Total Derivative Instruments:	$573,946	$41,750	$532,196	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Purchased Swaptions(a)	$19,312	$0
Swaps(b)	334,777	(27,401)
Total Credit Risk	354,089	(27,401)
Foreign Exchange Risk
Foreign Currency Contracts(c)	549,697	(324,877)
Total Foreign Exchange Risk	549,697	(324,877)
Interest Rate Risk
Futures Contracts(d)	148,352	(106,602)
Total Interest Rate Risk	148,352	(106,602)
Total Value of Derivatives	$1,052,138	$(458,880)

 (a) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

 (b) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items. For centrally cleared OTC swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in net unrealized appreciation (depreciation).

 (c) Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on foreign currency contracts line-items.

 (d) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

The following table is a summary of the Fund's derivatives inclusive of potential netting arrangements.

Counterparty	Value of Derivative Assets	Value of Derivative Liabilities	Collateral Received(a)	Collateral Pledged(a)	Net(b)
Goldman Sachs Bank USA	201,888	(101,373)	--	--	100,515
JPMorgan Chase Bank, N.A.	165,599	(46,352)	--	--	119,247
Citibank, N.A.	76,282	(52,942)	--	--	23,340
Credit Suisse Intl.	185,198	(1,352)	--	--	183,846
Barclays Bank PLC	2,939	(683)	--	--	2,256
BNP Paribas SA	265,858	(136,241)	--	--	129,617
Centrally Cleared OTC Swaps	6,022	(13,335)	--	7,313	--
Exchange Traded Futures	148,352	(106,602)	--	--	41,750
Total	$1,052,138	$(458,880)

 (a) Reflects collateral received from or pledged to an individual counterparty, excluding any excess or initial collateral amounts.

 (b) Net represents the receivable / (payable) that would be due from / (to) the counterparty in an event of default. Netting may be allowed across transactions traded under the same legal agreement with the same legal entity. Please refer to Derivative Instruments - Risk Exposures and the Use of Derivative Instruments section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $63,086,416)	$61,583,347
Fidelity Central Funds (cost $145,203)	145,203
Total Investments (cost $63,231,619)		$61,728,550
Cash		4,073
Foreign currency held at value (cost $971,484)		1,015,046
Receivable for investments sold		535,162
Unrealized appreciation on foreign currency contracts		549,697
Receivable for fund shares sold		100,306
Interest receivable		589,889
Distributions receivable from Fidelity Central Funds		113
Receivable for daily variation margin for derivative instruments		16,200
Bi-lateral OTC swaps, at value		328,755
Receivable from investment adviser for expense reductions		17,652
Other receivables		176
Total assets		64,885,619
Liabilities
Payable for investments purchased	$781,333
Unrealized depreciation on foreign currency contracts	324,877
Payable for fund shares redeemed	250,232
Bi-lateral OTC swaps, at value	14,066
Accrued management fee	29,678
Distribution and service plan fees payable	4,338
Other affiliated payables	9,244
Other payables and accrued expenses	53,900
Total liabilities		1,467,668
Net Assets		$63,417,951
Net Assets consist of:
Paid in capital		$64,802,014
Distributions in excess of net investment income		(1,180,402)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		1,012,747
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(1,216,408)
Net Assets		$63,417,951
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($5,084,857 ÷ 574,339 shares)		$8.85
Maximum offering price per share (100/96.00 of $8.85)		$9.22
Class T:
Net Asset Value and redemption price per share ($2,802,900 ÷ 316,651 shares)		$8.85
Maximum offering price per share (100/96.00 of $8.85)		$9.22
Class C:
Net Asset Value and offering price per share ($3,304,627 ÷ 374,028 shares)(a)		$8.84
International Bond:
Net Asset Value, offering price and redemption price per share ($49,778,713 ÷ 5,619,116 shares)		$8.86
Class I:
Net Asset Value, offering price and redemption price per share ($2,446,854 ÷ 276,222 shares)		$8.86

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2016 (Unaudited)
Investment Income
Dividends		$130,695
Interest		747,067
Income from Fidelity Central Funds		3,426
Income before foreign taxes withheld		881,188
Less foreign taxes withheld		(9,933)
Total income		871,255
Expenses
Management fee	$161,416
Transfer agent fees	35,828
Distribution and service plan fees	23,008
Accounting fees and expenses	14,910
Custodian fees and expenses	4,659
Independent trustees' fees and expenses	126
Registration fees	64,042
Audit	54,938
Legal	22
Tax expense	19,991
Miscellaneous	(1,106)
Total expenses before reductions	377,834
Expense reductions	(125,749)	252,085
Net investment income (loss)		619,170
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	176,894
Foreign currency transactions	936,349
Futures contracts	(9,603)
Swaps	17,271
Total net realized gain (loss)		1,120,911
Change in net unrealized appreciation (depreciation) on: Investment securities	2,751,741
Assets and liabilities in foreign currencies	(14,443)
Futures contracts	50,670
Swaps	(5,039)
Total change in net unrealized appreciation (depreciation)		2,782,929
Net gain (loss)		3,903,840
Net increase (decrease) in net assets resulting from operations		$4,523,010

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2016 (Unaudited)	Year ended December 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$619,170	$1,262,250
Net realized gain (loss)	1,120,911	(4,317,312)
Change in net unrealized appreciation (depreciation)	2,782,929	(1,352,905)
Net increase (decrease) in net assets resulting from operations	4,523,010	(4,407,967)
Distributions to shareholders from net investment income	(477,408)	–
Return of capital	–	(1,555,676)
Total distributions	(477,408)	(1,555,676)
Share transactions - net increase (decrease)	9,079,799	(4,719,681)
Total increase (decrease) in net assets	13,125,401	(10,683,324)
Net Assets
Beginning of period	50,292,550	60,975,874
End of period	$63,417,951	$50,292,550
Other Information
Distributions in excess of net investment income end of period	$(1,180,402)	$(1,322,164)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Bond Fund Class A

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$8.21	$9.11	$9.63	$10.20	$10.00
Income from Investment Operations
Net investment income (loss)B	.085	.170	.176	.177	.083
Net realized and unrealized gain (loss)	.621	(.854)	(.529)	(.549)	.334
Total from investment operations	.706	(.684)	(.353)	(.372)	.417
Distributions from net investment income	(.066)	–	(.068)C	–	(.080)
Distributions from net realized gain	–	–	(.028)C	(.016)	(.137)
Return of capital	–	(.216)	(.071)	(.182)	–
Total distributions	(.066)	(.216)	(.167)	(.198)	(.217)
Net asset value, end of period	$8.85	$8.21	$9.11	$9.63	$10.20
Total ReturnD,E,F	8.63%	(7.58)%	(3.75)%	(3.65)%	4.17%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.54%I	1.42%	1.39%	1.36%	1.60%I
Expenses net of fee waivers, if any	1.05%I	1.00%	1.00%	1.00%	1.00%I
Expenses net of all reductions	1.05%I	1.00%	1.00%	1.00%	1.00%I
Net investment income (loss)	1.98%I	1.99%	1.81%	1.81%	1.33%I
Supplemental Data
Net assets, end of period (000 omitted)	$5,085	$3,083	$3,152	$3,103	$2,768
Portfolio turnover rateJ	83%I	94%	145%	223%	119%I

 A For the period May 22, 2012 (commencement of operations) to December 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Bond Fund Class T

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$8.21	$9.11	$9.62	$10.20	$10.00
Income from Investment Operations
Net investment income (loss)B	.085	.171	.176	.177	.083
Net realized and unrealized gain (loss)	.621	(.854)	(.519)	(.558)	.334
Total from investment operations	.706	(.683)	(.343)	(.381)	.417
Distributions from net investment income	(.066)	–	(.068)C	–	(.080)
Distributions from net realized gain	–	–	(.028)C	(.016)	(.137)
Return of capital	–	(.217)	(.071)	(.183)	–
Total distributions	(.066)	(.217)	(.167)	(.199)	(.217)
Net asset value, end of period	$8.85	$8.21	$9.11	$9.62	$10.20
Total ReturnD,E,F	8.63%	(7.57)%	(3.65)%	(3.74)%	4.17%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.61%I	1.49%	1.41%	1.36%	1.59%I
Expenses net of fee waivers, if any	1.05%I	1.00%	1.00%	1.00%	1.00%I
Expenses net of all reductions	1.05%I	1.00%	1.00%	1.00%	1.00%I
Net investment income (loss)	1.98%I	1.99%	1.81%	1.81%	1.33%I
Supplemental Data
Net assets, end of period (000 omitted)	$2,803	$2,353	$2,644	$3,045	$2,827
Portfolio turnover rateJ	83%I	94%	145%	223%	119%I

 A For the period May 22, 2012 (commencement of operations) to December 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Bond Fund Class C

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$8.20	$9.10	$9.62	$10.19	$10.00
Income from Investment Operations
Net investment income (loss)B	.052	.107	.103	.103	.036
Net realized and unrealized gain (loss)	.629	(.852)	(.528)	(.543)	.326
Total from investment operations	.681	(.745)	(.425)	(.440)	.362
Distributions from net investment income	(.041)	–	(.033)C	–	(.035)
Distributions from net realized gain	–	–	(.022)C	(.016)	(.137)
Return of capital	–	(.155)	(.040)	(.114)	–
Total distributions	(.041)	(.155)	(.095)	(.130)	(.172)
Net asset value, end of period	$8.84	$8.20	$9.10	$9.62	$10.19
Total ReturnD,E,F	8.32%	(8.25)%	(4.47)%	(4.32)%	3.62%
Ratios to Average Net AssetsG,H
Expenses before reductions	2.36%I	2.25%	2.17%	2.12%	2.35%I
Expenses net of fee waivers, if any	1.80%I	1.75%	1.75%	1.75%	1.75%I
Expenses net of all reductions	1.80%I	1.75%	1.75%	1.75%	1.75%I
Net investment income (loss)	1.23%I	1.24%	1.06%	1.06%	.58%I
Supplemental Data
Net assets, end of period (000 omitted)	$3,305	$2,513	$2,713	$2,823	$2,797
Portfolio turnover rateJ	83%I	94%	145%	223%	119%I

 A For the period May 22, 2012 (commencement of operations) to December 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Bond Fund

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$8.22	$9.11	$9.63	$10.20	$10.00
Income from Investment Operations
Net investment income (loss)B	.096	.193	.200	.203	.099
Net realized and unrealized gain (loss)	.618	(.844)	(.531)	(.551)	.333
Total from investment operations	.714	(.651)	(.331)	(.348)	.432
Distributions from net investment income	(.074)	–	(.078)C	–	(.095)
Distributions from net realized gain	–	–	(.030)C	(.016)	(.137)
Return of capital	–	(.239)	(.081)	(.206)	–
Total distributions	(.074)	(.239)	(.189)	(.222)	(.232)
Net asset value, end of period	$8.86	$8.22	$9.11	$9.63	$10.20
Total ReturnD,E	8.72%	(7.22)%	(3.53)%	(3.41)%	4.32%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.21%H	1.11%	1.06%	1.07%	1.26%H
Expenses net of fee waivers, if any	.80%H	.75%	.75%	.75%	.75%H
Expenses net of all reductions	.80%H	.75%	.75%	.75%	.75%H
Net investment income (loss)	2.23%H	2.24%	2.06%	2.06%	1.59%H
Supplemental Data
Net assets, end of period (000 omitted)	$49,779	$40,118	$50,257	$46,347	$87,752
Portfolio turnover rateI	83%H	94%	145%	223%	119%H

 A For the period May 22, 2012 (commencement of operations) to December 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Bond Fund Class I

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$8.21	$9.11	$9.63	$10.20	$10.00
Income from Investment Operations
Net investment income (loss)B	.096	.193	.201	.201	.099
Net realized and unrealized gain (loss)	.628	(.854)	(.532)	(.549)	.333
Total from investment operations	.724	(.661)	(.331)	(.348)	.432
Distributions from net investment income	(.074)	–	(.078)C	–	(.095)
Distributions from net realized gain	–	–	(.030)C	(.016)	(.137)
Return of capital	–	(.239)	(.081)	(.206)	–
Total distributions	(.074)	(.239)	(.189)	(.222)	(.232)
Net asset value, end of period	$8.86	$8.21	$9.11	$9.63	$10.20
Total ReturnD,E	8.85%	(7.33)%	(3.53)%	(3.41)%	4.32%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.26%H	1.15%	1.12%	1.08%	1.34%H
Expenses net of fee waivers, if any	.80%H	.75%	.75%	.75%	.75%H
Expenses net of all reductions	.80%H	.75%	.75%	.75%	.75%H
Net investment income (loss)	2.23%H	2.24%	2.06%	2.06%	1.58%H
Supplemental Data
Net assets, end of period (000 omitted)	$2,447	$2,226	$2,210	$2,627	$2,664
Portfolio turnover rateI	83%H	94%	145%	223%	119%H

 A For the period May 22, 2012 (commencement of operations) to December 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2016

1. Organization.

Fidelity International Bond Fund (the Fund) is a non-diversified fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Bond and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2016 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, closed foreign currency contracts, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency including foreign currency contracts, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. During the period, the Fund incurred a corporate tax liability on undistributed long-term capital gain which is included in Tax expense on the Statement of Operations. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, foreign currency transactions, market discount, tax return of capital distribution, net operating losses, losses deferred due to wash sales, futures contracts, excise tax regulations and capital loss carryforwards.

For the period ended December 31, 2015, the Fund's distributions exceeded the aggregate amount of taxable income and net realized gains resulting in a return of capital for tax purposes. This was due to reductions in taxable income available for distribution after certain distributions had been made.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$2,139,403
Gross unrealized depreciation	(3,791,554)
Net unrealized appreciation (depreciation) on securities	$(1,652,151)
Tax cost	$63,380,701

The Fund elected to defer to its next fiscal year approximately $730,612 of ordinary losses recognized during the period November 1, 2015 to December 31, 2015.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as foreign currency contracts, options and bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse. A summary of the Fund's derivatives inclusive of potential netting arrangements is presented at the end of the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Purchased Options	$47,842	$(30,266)
Swaps	17,271	(5,039)
Total Credit Risk	65,113	(35,305)
Foreign Exchange Risk
Foreign Currency Contracts	932,383	(61,363)
Total Foreign Exchange Risk	932,383	(61,363)
Interest Rate Risk
Futures Contracts	(9,603)	50,670
Total Interest Rate Risk	(9,603)	50,670
Totals	$987,893	$(45,998)

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Foreign Currency Contracts. Foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fund used foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on foreign currency contracts during the period is included in the Statement of Operations as part of net realized gain (loss) on foreign currency transactions and change in unrealized gain (loss) on assets and liabilities in foreign currencies, respectively.

Any open foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to potential credit events.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included on the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps".

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $31,169,065 and $22,296,070, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$5,407	$2,558
Class T	-%	.25%	3,298	2,453
Class C	.75%	.25%	14,303	10,660
			$23,008	$15,671

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$223
Class T	125
Class C(a)	306
$654

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$4,011.19
Class T	3,301.25
Class C	3,556.25
International Bond	23,238.10
Class I	1,722.15
	$35,828

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $47 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through February 28, 2017. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.00%	$10,117
Class T	1.00%	7,058
Class C	1.75%	7,619
International Bond	.75%	88,417
Class I	.75%	5,079
		$118,290

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested U.S. dollar cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $20.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $7,439.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2016	Year ended December 31, 2015
From net investment income
Class A	$31,902	$–
Class T	20,273	–
Class C	13,679	–
International Bond	391,347	–
Class I	20,207	–
Total	$477,408	$–
From Return of Capital
Class A	$–	$92,680
Class T	–	64,148
Class C	–	47,688
International Bond	–	1,289,946
Class I	–	61,214
Total	$–	$1,555,676

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2016	Year ended December 31, 2015	Six months ended June 30, 2016	Year ended December 31, 2015
Class A
Shares sold	346,687	831,352	$3,021,147	$7,041,814
Reinvestment of distributions	3,677	10,804	31,757	92,088
Shares redeemed	(151,454)	(812,855)	(1,318,609)	(6,818,534)
Net increase (decrease)	198,910	29,301	$1,734,295	$315,368
Class T
Shares sold	35,828	23,721	$303,772	$205,999
Reinvestment of distributions	2,361	7,477	20,273	63,952
Shares redeemed	(8,170)	(34,890)	(70,704)	(297,222)
Net increase (decrease)	30,019	(3,692)	$253,341	$(27,271)
Class C
Shares sold	79,463	72,437	$685,873	$622,644
Reinvestment of distributions	1,580	5,503	13,531	47,135
Shares redeemed	(13,361)	(69,795)	(114,106)	(593,393)
Net increase (decrease)	67,682	8,145	$585,298	$76,386
International Bond
Shares sold	1,448,792	1,426,843	$12,629,107	$12,415,575
Reinvestment of distributions	43,498	144,614	374,529	1,238,087
Shares redeemed	(755,800)	(2,204,434)	(6,542,228)	(18,982,840)
Net increase (decrease)	736,490	(632,977)	$6,461,408	$(5,329,178)
Class I
Shares sold	13,996	24,646	$121,745	$210,959
Reinvestment of distributions	2,304	7,163	19,803	61,214
Shares redeemed	(11,146)	(3,262)	(96,091)	(27,159)
Net increase (decrease)	5,154	28,547	$45,457	$245,014

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 56% of the total outstanding shares of the Fund.

12. Risk of Investing in European Countries.

The recent global financial crisis has created uncertainty surrounding the sovereign debt of many European countries. If there is a default or debt restructuring by any European country, or if one or more countries leave the European Monetary Union or the European Monetary Union dissolves, there may be wide-ranging effects on global markets. Such events could significantly affect the value or liquidity of the Fund's investments in the region or with exposure to the region.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period-B January 1, 2016 to June 30, 2016
Class A	1.05%
Actual		$1,000.00	$1,086.30	$5.45
Hypothetical-C		$1,000.00	$1,019.64	$5.27
Class T	1.05%
Actual		$1,000.00	$1,086.30	$5.45
Hypothetical-C		$1,000.00	$1,019.64	$5.27
Class C	1.80%
Actual		$1,000.00	$1,083.20	$9.32
Hypothetical-C		$1,000.00	$1,015.91	$9.02
International Bond	.80%
Actual		$1,000.00	$1,087.20	$4.15
Hypothetical-C		$1,000.00	$1,020.89	$4.02
Class I	.80%
Actual		$1,000.00	$1,088.50	$4.15
Hypothetical-C		$1,000.00	$1,020.89	$4.02

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

AIBZ-SANN-0816
1.939025.104

Fidelity® International Bond Fund Semi-Annual Report June 30, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Currency Exposure (% of fund's net assets)

	As of June 30, 2016	As of December 31, 2015
European Monetary Unit	43.3%	42.2%
Japanese Yen	14.5%	14.7%
British Pound	8.3%	8.4%
Canadian Dollar	5.0%	5.0%
Korean Won	4.2%	4.2%
Australian Dollar	3.8%	3.8%
Mexican Peso	3.8%	3.4%
Swedish Krona	2.8%	2.1%
Polish Zloty	2.7%	2.9%
South African Rand	2.0%	1.9%
Other	9.6%	11.4%

Percentages are based on exposure to currencies and include the effect of foreign currency contracts, futures contracts, options and swaps, as applicable.

Geographic Diversification (% of fund's net assets)

As of June 30, 2016
United Kingdom	18.8%
Japan	8.8%
Italy	7.0%
Germany	6.9%
Ireland	6.2%
Korea (South)	5.3%
Netherlands	5.1%
Mexico	4.9%
Australia	4.2%
Other	32.8%

As of December 31, 2015
United Kingdom	14.0%
Japan	6.4%
Italy	6.7%
Germany	5.4%
Ireland	6.6%
Korea (South)	5.4%
Netherlands	5.3%
Mexico	4.6%
Australia	5.1%
Other	40.5%

Percentages are based on country or territory of incorporation and include the effect of futures contracts, options and swaps, as applicable. Foreign currency contracts and other assets and liabilities are included within United States of America, as applicable.

Quality Diversification (% of fund's net assets)

As of June 30, 2016
U.S. Government and U.S. Government Agency Obligations	0.3%
AAA	10.5%
AA	9.0%
A	18.8%
BBB	27.4%
BB and Below	22.2%
Not Rated	8.9%
Short-Term Investments and Net Other Assets	2.9%

As of December 31, 2015
AAA	10.4%
AA	9.3%
A	14.0%
BBB	32.2%
BB and Below	21.8%
Not Rated	10.8%
Short-Term Investments and Net Other Assets	1.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of June 30, 2016*,**
Corporate Bonds	35.1%
U.S. Government and U.S. Government Agency Obligations	0.3%
Foreign Government and Government Obligations	55.0%
Other Investments	6.7%
Short-Term Investments and Net Other Assets (Liabilities)	2.9%

 * Futures and Swaps - (6.4)%

 ** Foreign Currency Contracts - 8.9%

As of December 31, 2015 *,**
Corporate Bonds	33.8%
Foreign Government and Government Obligations	54.6%
Other Investments	10.1%
Short-Term Investments and Net Other Assets (Liabilities)	1.5%

 * Futures and Swaps - 1.2%

 ** Foreign Currency Contracts - 12.4%

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 35.1%
		Principal Amount(a)	Value
Argentina - 0.4%
YPF SA 8.875% 12/19/18 (Reg. S)		$250,000	$269,375
Bailiwick of Guernsey - 0.5%
Credit Suisse Group Funding Guernsey Ltd. 3.45% 4/16/21 (b)		300,000	302,636
Bailiwick of Jersey - 0.8%
Heathrow Funding Ltd. 6% 3/20/20	GBP	350,000	527,488
Cayman Islands - 2.0%
Yorkshire Water Services Finance Ltd. 6% 4/24/25 (c)	GBP	907,000	1,245,838
Denmark - 0.9%
Vestas Wind Systems A/S 2.75% 3/11/22 (Reg. S)	EUR	485,000	550,769
Germany - 6.2%
alstria office REIT-AG:
2.125% 4/12/23 Reg. S	EUR	1,000,000	1,164,607
2.25% 3/24/21 (Reg. S)	EUR	1,000,000	1,169,618
Deutsche Bank AG 5% 6/24/20	EUR	850,000	992,769
Muenchener Rueckversicherungs AG 6.25% 5/26/42 (Reg. S) (c)	EUR	200,000	266,950
Volkswagen Leasing GmbH 2.375% 9/6/22 Reg. S	EUR	300,000	361,075

TOTAL GERMANY			3,955,019

Ireland - 3.4%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.5% 5/15/21		200,000	204,650
Allied Irish Banks PLC 4.125% 11/26/25 (Reg. S) (c)	EUR	300,000	309,570
Aquarius + Investments PLC for Swiss Reinsurance Co. Ltd. 6.375% 9/1/24 (c)		270,000	281,612
Bank of Ireland:
4.25% 6/11/24 (Reg. S) (c)	EUR	700,000	753,766
10% 7/30/16	EUR	250,000	278,131
ESB Finance Ltd. 1.875% 6/14/31 )(Reg. S)	EUR	300,000	345,983

TOTAL IRELAND			2,173,712

Italy - 1.9%
Assicurazioni Generali SpA 5.5% 10/27/47 (Reg. S) (c)	EUR	275,000	312,287
Intesa Sanpaolo SpA 5.017% 6/26/24 (b)		510,000	468,722
Telecom Italia SpA 3.625% 5/25/26 (Reg. S)	EUR	400,000	458,022

TOTAL ITALY			1,239,031

Luxembourg - 1.0%
Alpha Trains Finance SA 2.064% 6/30/25	EUR	250,000	266,265
Wind Acquisition Finance SA 7.375% 4/23/21 (b)		365,000	347,663

TOTAL LUXEMBOURG			613,928

Mexico - 1.5%
Petroleos Mexicanos 3.75% 3/15/19 (Reg. S)	EUR	800,000	927,467
Netherlands - 4.0%
Demeter Investments BV 5.625% 8/15/52 (Reg. S) (c)		400,000	407,264
Deutsche Annington Finance BV 5% 10/2/23 (b)		50,000	55,052
Rabobank Nederland 6.875% 3/19/20 (Reg. S)	EUR	1,400,000	1,814,123
Urenco Finance NV 2.25% 8/5/22 (Reg. S)	EUR	100,000	117,846
Volkswagen International Finance NV 0.875% 1/16/23 Reg. S	EUR	125,000	138,436

TOTAL NETHERLANDS			2,532,721

Portugal - 0.0%
Banco Espirito Santo SA 4% 1/21/19 (Reg. S) (d)	EUR	100,000	27,744
United Kingdom - 12.3%
Anglo American Capital PLC 4.375% 12/2/16	EUR	300,000	336,421
Aviva PLC 6.625% 6/3/41 (c)	GBP	450,000	641,094
BAT International Finance PLC:
1.75% 7/5/21 (Reg. S)	GBP	250,000	332,373
7.25% 3/12/24	GBP	150,000	269,329
Great Rolling Stock Co. Ltd. 6.25% 7/27/20	GBP	370,000	572,782
Legal & General Group PLC 5.375% 10/27/45 (Reg. S) (c)	GBP	250,000	328,819
Nationwide Building Society 4.125% 3/20/23 (Reg. S) (c)	EUR	140,000	159,677
Royal Bank of Scotland Group PLC 2.5% 3/22/23 (Reg. S)	EUR	700,000	768,837
Royal Bank of Scotland PLC 6.934% 4/9/18	EUR	855,000	1,024,745
Scottish & Southern Energy PLC 2% 6/17/20	EUR	250,000	294,323
Tesco PLC:
5% 3/24/23	GBP	350,000	479,845
6.125% 2/24/22	GBP	900,000	1,308,847
Travis Perkins PLC 4.375% 9/15/21 (Reg. S)	GBP	660,000	866,996
Western Power Distribution Ltd. 3.625% 11/6/23 (Reg. S)	GBP	300,000	419,746

TOTAL UNITED KINGDOM			7,803,834

United States of America - 0.2%
Anadarko Petroleum Corp. 4.85% 3/15/21		16,000	16,972
DCP Midstream LLC 4.75% 9/30/21 (b)		100,000	93,500

TOTAL UNITED STATES OF AMERICA			110,472

TOTAL NONCONVERTIBLE BONDS
(Cost $23,152,267)			22,280,034

U.S. Government and Government Agency Obligations - 0.3%
U.S. Treasury Obligations - 0.3%
U.S. Treasury Notes 1.625% 2/15/26 (e)
(Cost $159,533)		162,000	163,924

Foreign Government and Government Agency Obligations - 55.0%
Australia - 3.7%
Australian Commonwealth:
2.75% 4/21/24	AUD	$995,000	$788,536
2.75% 6/21/35 (Reg. S)	AUD	113,000	87,139
3.75% 4/21/37 (Reg. S)	AUD	5,000	4,436
4.25% 4/21/26	AUD	48,000	43,042
5.25% 3/15/19	AUD	419,000	342,980
5.5% 1/21/18	AUD	90,000	71,129
5.5% 4/21/23	AUD	135,000	124,433
5.75% 5/15/21	AUD	327,000	290,610
5.75% 7/15/22	AUD	615,000	563,810

TOTAL AUSTRALIA			2,316,115

Belgium - 0.4%
Belgian Kingdom:
3% 6/22/34 (b)	EUR	16,000	24,673
4% 3/28/32	EUR	133,000	223,394

TOTAL BELGIUM			248,067

Canada - 2.8%
Canadian Government:
1.5% 3/1/20 (f)	CAD	779,000	623,905
1.5% 6/1/26	CAD	573,000	461,842
4% 6/1/41	CAD	214,000	241,278
5% 6/1/37	CAD	209,000	255,046
Ontario Province 4.65% 6/2/41	CAD	200,000	206,749

TOTAL CANADA			1,788,820

Chile - 0.1%
Chilean Republic:
6% 3/1/18	CLP	25,000,000	39,123
6% 3/1/23	CLP	10,000,000	16,660

TOTAL CHILE			55,783

Czech Republic - 0.6%
Czech Republic:
2.5% 8/25/28	CZK	4,000,000	200,039
4.2% 12/4/36	CZK	290,000	18,635
5.7% 5/25/24	CZK	2,380,000	139,437

TOTAL CZECH REPUBLIC			358,111

Denmark - 0.7%
Danish Kingdom:
1.5% 11/15/23	DKK	2,621,000	436,448
4.5% 11/15/39	DKK	80,000	22,310

TOTAL DENMARK			458,758

France - 2.3%
French Government:
OAT 3.25% 5/25/45	EUR	267,000	463,060
2.5% 5/25/30	EUR	694,000	977,265

TOTAL FRANCE			1,440,325

Germany - 0.5%
German Federal Republic:
0.5% 2/15/26(Reg. S)	EUR	25,000	29,205
1.5% 2/15/23	EUR	100,000	124,872
2.5% 8/15/46	EUR	25,000	43,708
4% 1/4/37	EUR	55,000	106,098

TOTAL GERMANY			303,883

Indonesia - 0.4%
Indonesian Republic:
2.625% 6/14/23	EUR	150,000	167,653
2.875% 7/8/21(Reg. S)	EUR	100,000	114,979

TOTAL INDONESIA			282,632

Ireland - 2.4%
Irish Republic:
2% 2/18/45 (Reg.S)	EUR	70,000	90,617
2.4% 5/15/30 (Reg. S)	EUR	552,000	733,168
5.4% 3/13/25	EUR	454,000	712,322

TOTAL IRELAND			1,536,107

Israel - 1.0%
Israeli State:
3.75% 3/31/24	ILS	638,000	194,031
4.25% 3/31/23	ILS	93,000	28,882
5% 1/31/20	ILS	96,000	28,853
5.5% 1/31/22	ILS	371,000	120,150
5.5% 1/31/42	ILS	121,000	47,068
6% 2/28/19	ILS	799,000	238,281

TOTAL ISRAEL			657,265

Italy - 4.4%
Buoni del Tesoro Poliennali:
1.5% 6/1/25	EUR	50,000	56,903
2.15% 12/15/21	EUR	539,000	651,466
3.5% 12/1/18	EUR	601,000	723,632
4.75% 9/1/28 (b)	EUR	12,000	17,945
Italian Republic:
4% 2/1/37	EUR	38,000	55,696
4.5% 3/1/26	EUR	433,000	618,532
5% 8/1/34	EUR	315,000	510,843
5% 9/1/40	EUR	110,000	184,347

TOTAL ITALY			2,819,364

Japan - 8.8%
Japan Government:
0.1% 3/20/26	JPY	156,200,000	1,564,051
0.4% 3/20/36	JPY	29,050,000	299,337
1% 12/20/35	JPY	113,400,000	1,296,707
1.2% 12/20/34	JPY	37,850,000	445,848
1.2% 3/20/35	JPY	2,600,000	30,636
1.2% 9/20/35	JPY	1,650,000	19,475
1.3% 6/20/35	JPY	45,550,000	545,182
1.4% 9/20/34	JPY	80,800,000	978,953
1.7% 12/20/32	JPY	8,100,000	101,087
1.9% 12/20/28	JPY	26,700,000	325,362

TOTAL JAPAN			5,606,638

Korea (South) - 5.3%
Korean Republic:
2% 3/10/20	KRW	262,200,000	233,378
2.25% 6/10/25	KRW	735,700,000	680,410
2.75% 3/10/18	KRW	1,298,480,000	1,154,431
3% 3/10/23	KRW	463,700,000	443,972
3% 9/10/24	KRW	191,830,000	186,447
3% 12/10/42	KRW	174,420,000	198,308
3.125% 3/10/19	KRW	231,870,000	211,047
3.5% 3/10/24	KRW	184,530,000	184,328
5.25% 3/10/27	KRW	67,660,000	80,565

TOTAL KOREA (SOUTH)			3,372,886

Malaysia - 1.0%
Malaysian Government:
3.48% 3/15/23	MYR	1,114,000	274,543
3.814% 2/15/17	MYR	545,000	136,389
3.889% 7/31/20	MYR	745,000	188,657
3.892% 3/15/27	MYR	44,000	10,861
4.935% 9/30/43	MYR	52,000	13,422

TOTAL MALAYSIA			623,872

Mexico - 3.4%
United Mexican States:
3.625% 4/9/29	EUR	100,000	122,499
4.75% 6/14/18	MXN	14,664,000	800,563
5% 12/11/19	MXN	60,000	3,259
6.5% 6/10/21	MXN	2,130,000	121,750
7.5% 6/3/27	MXN	3,670,000	224,494
8.5% 5/31/29	MXN	9,139,000	601,942
8.5% 11/18/38	MXN	1,060,000	72,123
10% 11/20/36	MXN	2,980,000	229,036

TOTAL MEXICO			2,175,666

Netherlands - 0.5%
Dutch Government 2.5% 1/15/33	EUR	208,000	311,247
New Zealand - 0.4%
New Zealand Government:
4.5% 4/15/27	NZD	36,000	30,955
5.5% 4/15/23	NZD	95,000	82,467
6% 12/15/17	NZD	190,000	143,276

TOTAL NEW ZEALAND			256,698

Norway - 0.3%
Kingdom of Norway:
4.25% 5/19/17	NOK	152,000	18,751
4.5% 5/22/19	NOK	737,000	98,152
Norway Government Bond:
1.75% 3/13/25	NOK	109,000	13,844
3% 3/14/24	NOK	367,000	50,694

TOTAL NORWAY			181,441

Poland - 1.6%
Polish Government:
1.5% 4/25/20	PLN	1,036,000	258,333
3.25% 7/25/25	PLN	691,000	180,913
4% 10/25/23	PLN	806,000	223,243
5.5% 10/25/19	PLN	821,000	232,446
5.75% 10/25/21	PLN	80,000	23,823
5.75% 9/23/22	PLN	116,000	35,155
5.75% 4/25/29	PLN	122,000	39,513

TOTAL POLAND			993,426

Russia - 0.8%
Russian Federation:
6.7% 5/15/19	RUB	1,776,000	26,254
6.8% 12/11/19	RUB	4,030,000	59,568
7% 8/16/23	RUB	7,638,000	111,203
7.05% 1/19/28	RUB	3,375,000	48,410
7.5% 2/27/19	RUB	10,768,000	162,835
7.6% 7/20/22	RUB	6,600,000	99,548

TOTAL RUSSIA			507,818

Singapore - 0.6%
Republic of Singapore:
2.25% 6/1/21	SGD	35,000	26,927
3.25% 9/1/20	SGD	362,000	289,630
3.375% 9/1/33	SGD	62,000	53,362

TOTAL SINGAPORE			369,919

Slovenia - 0.1%
Republic of Slovenia 2.25% 3/25/22 (Reg. S)	EUR	35,000	42,712
South Africa - 1.9%
South African Republic:
6.75% 3/31/21	ZAR	1,400,000	89,346
7.25% 1/15/20	ZAR	520,000	34,351
8% 12/21/18	ZAR	1,905,000	129,522
8% 1/31/30	ZAR	5,560,000	341,442
8.5% 1/31/37	ZAR	3,910,000	240,232
8.75% 1/31/44	ZAR	3,032,000	187,819
10.5% 12/21/26	ZAR	2,291,000	172,755

TOTAL SOUTH AFRICA			1,195,467

Spain - 3.5%
Spanish Kingdom:
1.95% 7/30/30(Reg. S) (b)	EUR	80,000	92,409
2.15% 10/31/25(Reg. S) (b)	EUR	105,000	126,150
3.75% 10/31/18	EUR	788,000	953,437
4.4% 10/31/23 (b)	EUR	576,000	804,170
5.15% 10/31/44	EUR	133,000	235,432
5.75% 7/30/32	EUR	14,000	24,311

TOTAL SPAIN			2,235,909

Sweden - 0.6%
Sweden Kingdom:
2.25% 6/1/32	SEK	285,000	40,739
2.5% 5/12/25	SEK	1,280,000	183,253
3.5% 3/30/39	SEK	60,000	10,306
5% 12/1/20	SEK	1,210,000	177,762

TOTAL SWEDEN			412,060

Switzerland - 1.0%
Switzerland Confederation 3.5% 4/8/33	CHF	360,000	603,362
Thailand - 1.0%
Kingdom of Thailand:
3.45% 3/8/19	THB	5,480,000	163,525
3.625% 6/16/23	THB	11,048,000	351,142
4.675% 6/29/44	THB	670,000	26,328
4.875% 6/22/29	THB	1,912,000	70,723

TOTAL THAILAND			611,718

Turkey - 1.4%
Turkish Republic:
7.4% 2/5/20	TRY	45,000	15,003
8.3% 6/20/18	TRY	244,000	84,359
8.5% 7/10/19	TRY	264,000	91,273
8.5% 9/14/22	TRY	454,000	154,240
8.8% 11/14/18	TRY	717,000	249,947
8.8% 9/27/23	TRY	829,000	285,171

TOTAL TURKEY			879,993

United Kingdom - 3.5%
United Kingdom, Great Britain and Northern Ireland:
2% 9/7/25(Reg. S)	GBP	50,000	72,873
3.25% 1/22/44	GBP	486,000	859,880
4.25% 6/7/32	GBP	39,000	72,437
4.5% 9/7/34	GBP	105,000	204,420
4.5% 12/7/42	GBP	471,000	998,202

TOTAL UNITED KINGDOM			2,207,812

TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $35,345,108)			34,853,874

Preferred Securities - 6.7%
Australia - 0.5%
Australia & New Zealand Banking Group Ltd. 6.75% (Reg. S) (c)(g)		350,000	362,366
France - 1.7%
Credit Agricole SA 6.625% (Reg. S) (c)(g)		1,175,000	1,068,005
Ireland - 0.4%
Allied Irish Banks PLC 7.375% (Reg. S) (c)(g)	EUR	275,000	269,518
Italy - 0.7%
Intesa Sanpaolo SpA 7% (Reg. S) (c)(g)	EUR	410,000	432,869
Netherlands - 0.6%
Volkswagen International Finance NV 2.5%(Reg. S) (c)(g)	EUR	350,000	370,734
United Kingdom - 2.8%
Barclays Bank PLC 7.625% 11/21/22		1,625,000	1,762,711
TOTAL PREFERRED SECURITIES
(Cost $4,379,930)			4,266,203
		Shares	Value

Money Market Funds - 0.2%
Fidelity Cash Central Fund, 0.43% (h)
(Cost $145,203)		145,203	145,203

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount(a)	Value
Put Options - 0.0%
Option on a credit default swap with JPMorgan Chase Bank, NA to buy protection on the 3-Year iTraxx Europe Crossover Series 25 Index expiring August 2016 exercise rate 4.5%	8/17/16	EUR 2,550,000	$19,312
TOTAL PURCHASED SWAPTIONS
(Cost $49,578)			19,312
TOTAL INVESTMENT PORTFOLIO - 97.3%
(Cost $63,231,619)			61,728,550
NET OTHER ASSETS (LIABILITIES) - 2.7%			1,689,401
NET ASSETS - 100%			$63,417,951

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Bond Index Contracts
21 Eurex Euro-Bobl Contracts (Germany)	Sept. 2016	$3,113,515	$24,944
4 Eurex Euro-Bund Contracts (Germany)	Sept. 2016	741,846	10,757
3 Eurex Euro-Buxl 30 Year Bond Contracts (Germany)	Sept. 2016	653,066	61,010
3 Eurex Euro-Oat Contracts (Germany)	Sept. 2016	535,310	13,982
2 ICE Long Gilt Contracts (United Kingdom)	Sept. 2016	342,105	8,541
8 TME 10 Year Canadian Note Contracts (Canada)	Sept. 2016	916,692	24,034
TOTAL BOND INDEX CONTRACTS			143,268
Treasury Contracts
1 CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	Sept. 2016	145,672	5,084

TOTAL PURCHASED			148,352

Sold
Bond Index Contracts
27 ICE Medium Gilt Contracts (United Kingdom)	Sept. 2016	4,122,029	(58,262)
Treasury Contracts
13 CBOT 10 Year U.S. Treasury Note Contracts (United States)	Sept. 2016	1,728,797	(43,834)
3 CBOT 2-Year U.S. Treasury Note Contracts (United States)	Sept. 2016	657,984	(4,506)
TOTAL TREASURY CONTRACTS			(48,340)

TOTAL SOLD			(106,602)

TOTAL FUTURES CONTRACTS			$41,750

The face value of futures purchased as a percentage of Net Assets is 10.2%

The face value of futures sold as a percentage of Net Assets is 10.3%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $10,911,921.

Foreign Currency Contracts

Foreign Currency Contracts
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount*	Unrealized Appreciation/(Depreciation)
7/1/16	MXN	JPMorgan Chase Bank, N.A.	Sell	1,088,540	$58,609	$(931)
7/5/16	EUR	Credit Suisse Intl.	Buy	24,000	26,645	(11)
7/5/16	GBP	Citibank, N.A.	Buy	310,000	413,416	(729)
7/5/16	MXN	Citibank, N.A.	Buy	1,764,762	96,600	(73)
7/5/16	ZAR	JPMorgan Chase Bank, N.A.	Buy	2,888,968	195,995	160
8/19/16	AUD	Goldman Sachs Bank USA	Buy	86,000	62,643	1,386
8/19/16	AUD	Goldman Sachs Bank USA	Buy	89,000	63,874	2,389
8/19/16	AUD	Goldman Sachs Bank USA	Buy	396,000	290,430	4,403
8/19/16	AUD	Goldman Sachs Bank USA	Sell	85,000	63,504	219
8/19/16	AUD	Goldman Sachs Bank USA	Sell	89,000	65,554	(709)
8/19/16	AUD	JPMorgan Chase Bank, N.A.	Buy	19,000	13,820	326
8/19/16	AUD	JPMorgan Chase Bank, N.A.	Sell	9,000	6,514	(187)
8/19/16	AUD	JPMorgan Chase Bank, N.A.	Sell	29,000	20,882	(709)
8/19/16	AUD	JPMorgan Chase Bank, N.A.	Sell	52,000	38,202	(514)
8/19/16	AUD	JPMorgan Chase Bank, N.A.	Sell	220,000	158,226	(5,570)
8/19/16	CAD	Citibank, N.A.	Buy	26,000	20,104	23
8/19/16	CAD	Citibank, N.A.	Sell	24,000	18,351	(228)
8/19/16	CAD	Citibank, N.A.	Sell	207,000	158,387	(1,858)
8/19/16	CAD	Credit Suisse Intl.	Sell	41,000	31,191	(548)
8/19/16	CAD	Credit Suisse Intl.	Sell	48,000	37,080	(78)
8/19/16	CAD	Goldman Sachs Bank USA	Buy	2,027,000	1,564,864	4,301
8/19/16	CAD	Goldman Sachs Bank USA	Sell	43,000	32,859	(429)
8/19/16	CAD	JPMorgan Chase Bank, N.A.	Buy	10,000	7,671	71
8/19/16	CAD	JPMorgan Chase Bank, N.A.	Buy	14,000	11,004	(167)
8/19/16	CAD	JPMorgan Chase Bank, N.A.	Buy	38,000	29,015	402
8/19/16	CAD	JPMorgan Chase Bank, N.A.	Sell	42,000	32,531	18
8/19/16	CHF	Goldman Sachs Bank USA	Sell	255,000	262,961	1,096
8/19/16	CNY	Barclays Bank PLC	Buy	430,000	65,260	(683)
8/19/16	CNY	Goldman Sachs Bank USA	Sell	430,000	65,365	789
8/19/16	CZK	Goldman Sachs Bank USA	Buy	115,000	4,767	(44)
8/19/16	CZK	Goldman Sachs Bank USA	Buy	7,389,000	312,465	(9,052)
8/19/16	CZK	JPMorgan Chase Bank, N.A.	Sell	494,000	20,818	533
8/19/16	DKK	Goldman Sachs Bank USA	Buy	398,000	61,155	(1,670)
8/19/16	EUR	BNP Paribas SA	Buy	28,000	31,321	(196)
8/19/16	EUR	BNP Paribas SA	Buy	32,000	36,696	(1,125)
8/19/16	EUR	BNP Paribas SA	Buy	277,000	309,515	(1,600)
8/19/16	EUR	BNP Paribas SA	Buy	4,320,000	4,934,650	(132,516)
8/19/16	EUR	BNP Paribas SA	Sell	22,000	24,827	372
8/19/16	EUR	BNP Paribas SA	Sell	34,000	38,011	216
8/19/16	EUR	Barclays Bank PLC	Sell	65,000	73,088	834
8/19/16	EUR	Citibank, N.A.	Buy	29,000	32,881	(645)
8/19/16	EUR	Citibank, N.A.	Buy	36,000	40,860	(842)
8/19/16	EUR	Citibank, N.A.	Buy	71,000	78,273	651
8/19/16	EUR	Citibank, N.A.	Buy	420,000	478,384	(11,510)
8/19/16	EUR	Citibank, N.A.	Sell	21,000	23,789	445
8/19/16	EUR	Citibank, N.A.	Sell	27,000	29,931	(82)
8/19/16	EUR	Citibank, N.A.	Sell	31,000	35,311	851
8/19/16	EUR	Citibank, N.A.	Sell	78,000	87,859	1,154
8/19/16	EUR	Citibank, N.A.	Sell	196,000	218,272	398
8/19/16	EUR	Citibank, N.A.	Sell	238,000	265,194	632
8/19/16	EUR	Citibank, N.A.	Sell	783,000	891,152	20,765
8/19/16	EUR	Credit Suisse Intl.	Buy	47,000	52,808	(563)
8/19/16	EUR	Credit Suisse Intl.	Sell	24,000	26,687	8
8/19/16	EUR	Credit Suisse Intl.	Sell	139,000	155,951	1,438
8/19/16	EUR	Credit Suisse Intl.	Sell	304,000	341,892	3,964
8/19/16	EUR	Goldman Sachs Bank USA	Sell	286,000	320,407	2,488
8/19/16	EUR	JPMorgan Chase Bank, N.A.	Buy	35,000	39,420	(514)
8/19/16	EUR	JPMorgan Chase Bank, N.A.	Buy	55,000	62,725	(1,586)
8/19/16	EUR	JPMorgan Chase Bank, N.A.	Buy	79,000	89,291	(1,474)
8/19/16	EUR	JPMorgan Chase Bank, N.A.	Buy	161,000	182,820	(3,851)
8/19/16	EUR	JPMorgan Chase Bank, N.A.	Buy	199,000	222,099	(890)
8/19/16	EUR	JPMorgan Chase Bank, N.A.	Buy	435,000	483,070	478
8/19/16	EUR	JPMorgan Chase Bank, N.A.	Sell	32,000	36,362	791
8/19/16	EUR	JPMorgan Chase Bank, N.A.	Sell	35,000	39,149	243
8/19/16	EUR	JPMorgan Chase Bank, N.A.	Sell	37,000	41,277	148
8/19/16	EUR	JPMorgan Chase Bank, N.A.	Sell	65,000	73,999	1,744
8/19/16	EUR	JPMorgan Chase Bank, N.A.	Sell	67,000	76,119	1,641
8/19/16	EUR	JPMorgan Chase Bank, N.A.	Sell	71,000	78,914	(10)
8/19/16	EUR	JPMorgan Chase Bank, N.A.	Sell	88,000	99,889	2,068
8/19/16	EUR	JPMorgan Chase Bank, N.A.	Sell	101,000	112,949	677
8/19/16	EUR	JPMorgan Chase Bank, N.A.	Sell	168,000	188,728	1,978
8/19/16	EUR	JPMorgan Chase Bank, N.A.	Sell	336,000	377,245	3,746
8/19/16	GBP	BNP Paribas SA	Sell	2,307,000	3,337,592	265,130
8/19/16	GBP	Citibank, N.A.	Sell	29,000	38,369	(254)
8/19/16	GBP	Citibank, N.A.	Sell	89,000	121,341	2,811
8/19/16	GBP	Citibank, N.A.	Sell	310,000	413,556	698
8/19/16	GBP	Goldman Sachs Bank USA	Buy	44,000	62,948	(4,349)
8/19/16	GBP	Goldman Sachs Bank USA	Sell	35,000	50,462	3,849
8/19/16	GBP	JPMorgan Chase Bank, N.A.	Buy	24,000	35,595	(3,632)
8/19/16	GBP	JPMorgan Chase Bank, N.A.	Buy	207,000	275,371	312
8/19/16	GBP	JPMorgan Chase Bank, N.A.	Sell	23,000	32,463	1,832
8/19/16	GBP	JPMorgan Chase Bank, N.A.	Sell	25,000	36,127	2,832
8/19/16	GBP	JPMorgan Chase Bank, N.A.	Sell	25,000	36,311	3,016
8/19/16	GBP	JPMorgan Chase Bank, N.A.	Sell	42,000	60,847	4,911
8/19/16	GBP	JPMorgan Chase Bank, N.A.	Sell	113,000	164,370	13,877
8/19/16	GBP	JPMorgan Chase Bank, N.A.	Sell	317,000	456,847	34,666
8/19/16	HKD	Goldman Sachs Bank USA	Buy	294,000	37,913	6
8/19/16	ILS	JPMorgan Chase Bank, N.A.	Buy	614,000	163,374	(4,135)
8/19/16	JPY	Citibank, N.A.	Buy	3,900,000	35,864	1,957
8/19/16	JPY	Citibank, N.A.	Buy	103,200,000	963,603	37,205
8/19/16	JPY	Citibank, N.A.	Sell	5,450,000	53,735	882
8/19/16	JPY	Citibank, N.A.	Sell	6,650,000	61,197	(3,293)
8/19/16	JPY	Citibank, N.A.	Sell	8,700,000	82,169	(2,201)
8/19/16	JPY	JPMorgan Chase Bank, N.A.	Buy	3,550,000	34,028	399
8/19/16	JPY	JPMorgan Chase Bank, N.A.	Buy	3,750,000	35,405	962
8/19/16	JPY	JPMorgan Chase Bank, N.A.	Buy	4,100,000	38,808	953
8/19/16	JPY	JPMorgan Chase Bank, N.A.	Buy	51,150,000	484,219	11,822
8/19/16	JPY	JPMorgan Chase Bank, N.A.	Buy	167,950,000	1,579,145	49,593
8/19/16	JPY	JPMorgan Chase Bank, N.A.	Sell	2,200,000	20,497	(838)
8/19/16	JPY	JPMorgan Chase Bank, N.A.	Sell	4,350,000	39,387	(2,798)
8/19/16	JPY	JPMorgan Chase Bank, N.A.	Sell	4,950,000	45,611	(2,393)
8/19/16	JPY	JPMorgan Chase Bank, N.A.	Sell	6,950,000	63,598	(3,801)
8/19/16	JPY	JPMorgan Chase Bank, N.A.	Sell	8,600,000	78,928	(4,472)
8/19/16	JPY	JPMorgan Chase Bank, N.A.	Sell	62,500,000	610,239	4,129
8/19/16	KRW	BNP Paribas SA	Sell	66,915,000	57,648	(384)
8/19/16	KRW	Barclays Bank PLC	Buy	76,592,000	64,319	2,105
8/19/16	KRW	Citibank, N.A.	Buy	76,592,000	64,298	2,126
8/19/16	KRW	Citibank, N.A.	Sell	264,800,000	224,255	(5,393)
8/19/16	KRW	Citibank, N.A.	Sell	556,100,000	474,185	(8,093)
8/19/16	KRW	Goldman Sachs Bank USA	Buy	39,200,000	32,754	1,242
8/19/16	KRW	JPMorgan Chase Bank, N.A.	Sell	25,000,000	21,083	(598)
8/19/16	KRW	JPMorgan Chase Bank, N.A.	Sell	42,400,000	36,349	(423)
8/19/16	KRW	JPMorgan Chase Bank, N.A.	Sell	78,900,000	68,243	(183)
8/19/16	MXN	Citibank, N.A.	Sell	718,000	38,490	(605)
8/19/16	MXN	Citibank, N.A.	Sell	1,765,000	96,138	32
8/19/16	MXN	Citibank, N.A.	Sell	3,172,000	174,883	2,165
8/19/16	MXN	Goldman Sachs Bank USA	Buy	1,176,000	62,210	1,824
8/19/16	MXN	Goldman Sachs Bank USA	Buy	1,185,000	62,535	1,989
8/19/16	MXN	Goldman Sachs Bank USA	Buy	1,186,000	63,938	640
8/19/16	MXN	Goldman Sachs Bank USA	Buy	9,153,000	504,191	(5,802)
8/19/16	MXN	Goldman Sachs Bank USA	Sell	1,196,000	64,799	(325)
8/19/16	MXN	Goldman Sachs Bank USA	Sell	1,209,000	65,472	(359)
8/19/16	MXN	JPMorgan Chase Bank, N.A.	Buy	826,000	44,269	707
8/19/16	MXN	JPMorgan Chase Bank, N.A.	Buy	1,691,000	91,095	981
8/19/16	MXN	JPMorgan Chase Bank, N.A.	Sell	552,000	29,528	(529)
8/19/16	MYR	Citibank, N.A.	Buy	317,000	78,007	457
8/19/16	NOK	Goldman Sachs Bank USA	Buy	309,000	37,638	(718)
8/19/16	NOK	Goldman Sachs Bank USA	Sell	236,000	28,389	191
8/19/16	NZD	Citibank, N.A.	Sell	97,000	65,698	(3,394)
8/19/16	NZD	Goldman Sachs Bank USA	Sell	90,000	64,156	49
8/19/16	NZD	Goldman Sachs Bank USA	Sell	97,000	67,375	(1,717)
8/19/16	NZD	Goldman Sachs Bank USA	Sell	134,000	90,059	(5,388)
8/19/16	PLN	Goldman Sachs Bank USA	Buy	3,532,000	908,360	(14,133)
8/19/16	PLN	Goldman Sachs Bank USA	Buy	246,000	EUR 54,735	1,439
8/19/16	PLN	Goldman Sachs Bank USA	Sell	256,000	EUR 58,169	(153)
8/19/16	PLN	Goldman Sachs Bank USA	Sell	256,000	EUR 58,402	106
8/19/16	PLN	JPMorgan Chase Bank, N.A.	Buy	161,000	40,811	(49)
8/19/16	PLN	JPMorgan Chase Bank, N.A.	Sell	85,000	21,406	(114)
8/19/16	PLN	JPMorgan Chase Bank, N.A.	Sell	148,000	37,582	111
8/19/16	PLN	JPMorgan Chase Bank, N.A.	Sell	490,000	EUR 109,979	(1,804)
8/19/16	RUB	Citibank, N.A.	Buy	4,231,000	62,331	3,030
8/19/16	SEK	BNP Paribas SA	Buy	149,000	18,066	(420)
8/19/16	SEK	Credit Suisse Intl.	Sell	294,000	35,421	602
8/19/16	SEK	Goldman Sachs Bank USA	Buy	525,000	CHF 59,249	1,333
8/19/16	SEK	Goldman Sachs Bank USA	Buy	533,000	CHF 62,722	(1,286)
8/19/16	SEK	Goldman Sachs Bank USA	Buy	11,589,000	1,427,413	(54,902)
8/19/16	SEK	Goldman Sachs Bank USA	Sell	525,000	CHF 62,205	1,703
8/19/16	SEK	JPMorgan Chase Bank, N.A.	Sell	287,000	33,838	(152)
8/19/16	SGD	Citibank, N.A.	Sell	178,000	128,792	(3,286)
8/19/16	SGD	Goldman Sachs Bank USA	Buy	81,000	59,082	1,020
8/19/16	SGD	Goldman Sachs Bank USA	Sell	89,000	65,702	(337)
8/19/16	THB	JPMorgan Chase Bank, N.A.	Buy	1,646,000	46,641	160
8/19/16	THB	JPMorgan Chase Bank, N.A.	Sell	1,024,000	29,003	(113)
8/19/16	TRY	Goldman Sachs Bank USA	Buy	32,000	10,654	350
8/19/16	TRY	Goldman Sachs Bank USA	Buy	826,000	273,611	10,426
8/19/16	TRY	JPMorgan Chase Bank, N.A.	Sell	160,000	54,946	(73)
8/19/16	ZAR	Goldman Sachs Bank USA	Buy	3,682,000	238,417	9,221
8/19/16	ZAR	JPMorgan Chase Bank, N.A.	Buy	196,000	13,402	(220)
8/19/16	ZAR	JPMorgan Chase Bank, N.A.	Sell	3,147,000	211,492	(164)
						$224,820

*Contract amount in U.S. Dollars unless otherwise noted
For the period, the average contract value for foreign currency contracts in the aggregate was $29,989,579. Contract value represents contract amount in United States dollars plus or minus unrealized appreciation or depreciation, respectively.

Swaps

Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/Counterparty(2)	Fixed Payment Received/(Paid)	Notional Amount(3)	Value(1)	Upfront Premium Received/(Paid)(4)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
5-Year iTraxx Europe Series 25 Index		Jun. 2021	ICE	(1)%	EUR 1,700,000	$6,022	$0	$6,022
BBVA, SA		Jun. 2021	Goldman Sachs Bank USA	(1%)	EUR 650,000	70,782	(60,815)	9,967
Carlsberg Breweries A/S		Dec. 2020	Citibank, N.A.	(1%)	EUR 600,000	(10,456)	(2,049)	(12,505)
Gas Natural Capital Markets SA		Jun. 2021	BNP Paribas SA	(1%)	EUR 300,000	140	327	467
Societe Generale		Jun. 2021	Goldman Sachs Bank USA	(1%)	EUR 300,000	15,690	(13,812)	1,878
Standard Chartered PLC		Jun. 2021	Credit Suisse Intl.	(1%)	EUR 1,850,000	179,186	(184,582)	(5,396)
Standard Chartered PLC		Jun. 2021	Goldman Sachs Bank USA	(1%)	EUR 650,000	62,957	(67,004)	(4,047)
TOTAL BUY PROTECTION						324,321	(327,935)	(3,614)
Sell Protection
5-Year iTraxx Europe Senior Financial Series 25 Index	NR	Jun. 2021	ICE	1%	EUR 1,700,000	(13,335)	0	(13,335)
Deutsche Bank AG	BBB-	Dec. 2016	JPMorgan Chase Bank, N.A.	1%	EUR 500,000	(3,458)	7,823	4,365
Sky PLC	BBB-	Jun. 2021	Credit Suisse Intl.	1%	EUR 150,000	(152)	565	413
TOTAL SELL PROTECTION						(16,945)	8,388	(8,557)

TOTAL CREDIT DEFAULT SWAPS						$307,376	$(319,547)	$(12,171)

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) Swaps with Intercontinental Exchange (ICE) are centrally cleared over-the-counter (OTC) swaps.

 (3) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Portfolio could be required to make if a credit event were to occur.

 (4) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

For the period, the average monthly notional amount for swaps in the aggregate was $3,482,300.

Currency Abbreviations

AUD – Australian dollar

CAD – Canadian dollar

CHF – Swiss franc

CLP – Chilean peso

CNY – Chinese Yuan

CZK – Czech koruna

DKK – Danish krone

EUR – European Monetary Unit

GBP – British pound

HKD – Hong Kong dollar

ILS – Israeli shekel

JPY – Japanese yen

KRW – Korean won

MXN – Mexican peso

MYR – Malyasian ringgit

NOK – Norwegian krone

NZD – New Zealand dollar

PLN – Polish zloty (new)

RUB – Russian ruble

SEK – Swedish krona

SGD – Singapore dollar

THB – Thai baht

TRY – Turkish Lira

ZAR – South African rand

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,332,920 or 3.7% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Non-income producing - Security is in default.

 (e) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $82,974.

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $145,765.

 (g) Security is perpetual in nature with no stated maturity date.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,426
Total	$3,426

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$22,280,034	$--	$22,280,034	$--
U.S. Government and Government Agency Obligations	163,924	--	163,924	--
Foreign Government and Government Agency Obligations	34,853,874	--	34,853,874	--
Preferred Securities	4,266,203	--	4,266,203	--
Money Market Funds	145,203	145,203	--	--
Purchased Swaptions	19,312	--	19,312	--
Total Investments in Securities:	$61,728,550	$145,203	$61,583,347	$--
Derivative Instruments:
Assets
Foreign Currency Contracts	$549,697	$--	$549,697	$--
Futures Contracts	148,352	148,352	--	--
Swaps	334,777	--	334,777	--
Total Assets	$1,032,826	$148,352	$884,474	$--
Liabilities
Foreign Currency Contracts	$(324,877)	$--	$(324,877)	$--
Futures Contracts	(106,602)	(106,602)	--	--
Swaps	(27,401)	--	(27,401)	--
Total Liabilities	$(458,880)	$(106,602)	$(352,278)	$--
Total Derivative Instruments:	$573,946	$41,750	$532,196	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Purchased Swaptions(a)	$19,312	$0
Swaps(b)	334,777	(27,401)
Total Credit Risk	354,089	(27,401)
Foreign Exchange Risk
Foreign Currency Contracts(c)	549,697	(324,877)
Total Foreign Exchange Risk	549,697	(324,877)
Interest Rate Risk
Futures Contracts(d)	148,352	(106,602)
Total Interest Rate Risk	148,352	(106,602)
Total Value of Derivatives	$1,052,138	$(458,880)

 (a) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

 (b) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items. For centrally cleared OTC swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in net unrealized appreciation (depreciation).

 (c) Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on foreign currency contracts line-items.

 (d) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

The following table is a summary of the Fund's derivatives inclusive of potential netting arrangements.

Counterparty	Value of Derivative Assets	Value of Derivative Liabilities	Collateral Received(a)	Collateral Pledged(a)	Net(b)
Goldman Sachs Bank USA	201,888	(101,373)	--	--	100,515
JPMorgan Chase Bank, N.A.	165,599	(46,352)	--	--	119,247
Citibank, N.A.	76,282	(52,942)	--	--	23,340
Credit Suisse Intl.	185,198	(1,352)	--	--	183,846
Barclays Bank PLC	2,939	(683)	--	--	2,256
BNP Paribas SA	265,858	(136,241)	--	--	129,617
Centrally Cleared OTC Swaps	6,022	(13,335)	--	7,313	--
Exchange Traded Futures	148,352	(106,602)	--	--	41,750
Total	$1,052,138	$(458,880)

 (a) Reflects collateral received from or pledged to an individual counterparty, excluding any excess or initial collateral amounts.

 (b) Net represents the receivable / (payable) that would be due from / (to) the counterparty in an event of default. Netting may be allowed across transactions traded under the same legal agreement with the same legal entity. Please refer to Derivative Instruments - Risk Exposures and the Use of Derivative Instruments section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $63,086,416)	$61,583,347
Fidelity Central Funds (cost $145,203)	145,203
Total Investments (cost $63,231,619)		$61,728,550
Cash		4,073
Foreign currency held at value (cost $971,484)		1,015,046
Receivable for investments sold		535,162
Unrealized appreciation on foreign currency contracts		549,697
Receivable for fund shares sold		100,306
Interest receivable		589,889
Distributions receivable from Fidelity Central Funds		113
Receivable for daily variation margin for derivative instruments		16,200
Bi-lateral OTC swaps, at value		328,755
Receivable from investment adviser for expense reductions		17,652
Other receivables		176
Total assets		64,885,619
Liabilities
Payable for investments purchased	$781,333
Unrealized depreciation on foreign currency contracts	324,877
Payable for fund shares redeemed	250,232
Bi-lateral OTC swaps, at value	14,066
Accrued management fee	29,678
Distribution and service plan fees payable	4,338
Other affiliated payables	9,244
Other payables and accrued expenses	53,900
Total liabilities		1,467,668
Net Assets		$63,417,951
Net Assets consist of:
Paid in capital		$64,802,014
Distributions in excess of net investment income		(1,180,402)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		1,012,747
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(1,216,408)
Net Assets		$63,417,951
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($5,084,857 ÷ 574,339 shares)		$8.85
Maximum offering price per share (100/96.00 of $8.85)		$9.22
Class T:
Net Asset Value and redemption price per share ($2,802,900 ÷ 316,651 shares)		$8.85
Maximum offering price per share (100/96.00 of $8.85)		$9.22
Class C:
Net Asset Value and offering price per share ($3,304,627 ÷ 374,028 shares)(a)		$8.84
International Bond:
Net Asset Value, offering price and redemption price per share ($49,778,713 ÷ 5,619,116 shares)		$8.86
Class I:
Net Asset Value, offering price and redemption price per share ($2,446,854 ÷ 276,222 shares)		$8.86

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2016 (Unaudited)
Investment Income
Dividends		$130,695
Interest		747,067
Income from Fidelity Central Funds		3,426
Income before foreign taxes withheld		881,188
Less foreign taxes withheld		(9,933)
Total income		871,255
Expenses
Management fee	$161,416
Transfer agent fees	35,828
Distribution and service plan fees	23,008
Accounting fees and expenses	14,910
Custodian fees and expenses	4,659
Independent trustees' fees and expenses	126
Registration fees	64,042
Audit	54,938
Legal	22
Tax expense	19,991
Miscellaneous	(1,106)
Total expenses before reductions	377,834
Expense reductions	(125,749)	252,085
Net investment income (loss)		619,170
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	176,894
Foreign currency transactions	936,349
Futures contracts	(9,603)
Swaps	17,271
Total net realized gain (loss)		1,120,911
Change in net unrealized appreciation (depreciation) on: Investment securities	2,751,741
Assets and liabilities in foreign currencies	(14,443)
Futures contracts	50,670
Swaps	(5,039)
Total change in net unrealized appreciation (depreciation)		2,782,929
Net gain (loss)		3,903,840
Net increase (decrease) in net assets resulting from operations		$4,523,010

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2016 (Unaudited)	Year ended December 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$619,170	$1,262,250
Net realized gain (loss)	1,120,911	(4,317,312)
Change in net unrealized appreciation (depreciation)	2,782,929	(1,352,905)
Net increase (decrease) in net assets resulting from operations	4,523,010	(4,407,967)
Distributions to shareholders from net investment income	(477,408)	–
Return of capital	–	(1,555,676)
Total distributions	(477,408)	(1,555,676)
Share transactions - net increase (decrease)	9,079,799	(4,719,681)
Total increase (decrease) in net assets	13,125,401	(10,683,324)
Net Assets
Beginning of period	50,292,550	60,975,874
End of period	$63,417,951	$50,292,550
Other Information
Distributions in excess of net investment income end of period	$(1,180,402)	$(1,322,164)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Bond Fund Class A

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$8.21	$9.11	$9.63	$10.20	$10.00
Income from Investment Operations
Net investment income (loss)B	.085	.170	.176	.177	.083
Net realized and unrealized gain (loss)	.621	(.854)	(.529)	(.549)	.334
Total from investment operations	.706	(.684)	(.353)	(.372)	.417
Distributions from net investment income	(.066)	–	(.068)C	–	(.080)
Distributions from net realized gain	–	–	(.028)C	(.016)	(.137)
Return of capital	–	(.216)	(.071)	(.182)	–
Total distributions	(.066)	(.216)	(.167)	(.198)	(.217)
Net asset value, end of period	$8.85	$8.21	$9.11	$9.63	$10.20
Total ReturnD,E,F	8.63%	(7.58)%	(3.75)%	(3.65)%	4.17%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.54%I	1.42%	1.39%	1.36%	1.60%I
Expenses net of fee waivers, if any	1.05%I	1.00%	1.00%	1.00%	1.00%I
Expenses net of all reductions	1.05%I	1.00%	1.00%	1.00%	1.00%I
Net investment income (loss)	1.98%I	1.99%	1.81%	1.81%	1.33%I
Supplemental Data
Net assets, end of period (000 omitted)	$5,085	$3,083	$3,152	$3,103	$2,768
Portfolio turnover rateJ	83%I	94%	145%	223%	119%I

 A For the period May 22, 2012 (commencement of operations) to December 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Bond Fund Class T

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$8.21	$9.11	$9.62	$10.20	$10.00
Income from Investment Operations
Net investment income (loss)B	.085	.171	.176	.177	.083
Net realized and unrealized gain (loss)	.621	(.854)	(.519)	(.558)	.334
Total from investment operations	.706	(.683)	(.343)	(.381)	.417
Distributions from net investment income	(.066)	–	(.068)C	–	(.080)
Distributions from net realized gain	–	–	(.028)C	(.016)	(.137)
Return of capital	–	(.217)	(.071)	(.183)	–
Total distributions	(.066)	(.217)	(.167)	(.199)	(.217)
Net asset value, end of period	$8.85	$8.21	$9.11	$9.62	$10.20
Total ReturnD,E,F	8.63%	(7.57)%	(3.65)%	(3.74)%	4.17%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.61%I	1.49%	1.41%	1.36%	1.59%I
Expenses net of fee waivers, if any	1.05%I	1.00%	1.00%	1.00%	1.00%I
Expenses net of all reductions	1.05%I	1.00%	1.00%	1.00%	1.00%I
Net investment income (loss)	1.98%I	1.99%	1.81%	1.81%	1.33%I
Supplemental Data
Net assets, end of period (000 omitted)	$2,803	$2,353	$2,644	$3,045	$2,827
Portfolio turnover rateJ	83%I	94%	145%	223%	119%I

 A For the period May 22, 2012 (commencement of operations) to December 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Bond Fund Class C

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$8.20	$9.10	$9.62	$10.19	$10.00
Income from Investment Operations
Net investment income (loss)B	.052	.107	.103	.103	.036
Net realized and unrealized gain (loss)	.629	(.852)	(.528)	(.543)	.326
Total from investment operations	.681	(.745)	(.425)	(.440)	.362
Distributions from net investment income	(.041)	–	(.033)C	–	(.035)
Distributions from net realized gain	–	–	(.022)C	(.016)	(.137)
Return of capital	–	(.155)	(.040)	(.114)	–
Total distributions	(.041)	(.155)	(.095)	(.130)	(.172)
Net asset value, end of period	$8.84	$8.20	$9.10	$9.62	$10.19
Total ReturnD,E,F	8.32%	(8.25)%	(4.47)%	(4.32)%	3.62%
Ratios to Average Net AssetsG,H
Expenses before reductions	2.36%I	2.25%	2.17%	2.12%	2.35%I
Expenses net of fee waivers, if any	1.80%I	1.75%	1.75%	1.75%	1.75%I
Expenses net of all reductions	1.80%I	1.75%	1.75%	1.75%	1.75%I
Net investment income (loss)	1.23%I	1.24%	1.06%	1.06%	.58%I
Supplemental Data
Net assets, end of period (000 omitted)	$3,305	$2,513	$2,713	$2,823	$2,797
Portfolio turnover rateJ	83%I	94%	145%	223%	119%I

 A For the period May 22, 2012 (commencement of operations) to December 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Bond Fund

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$8.22	$9.11	$9.63	$10.20	$10.00
Income from Investment Operations
Net investment income (loss)B	.096	.193	.200	.203	.099
Net realized and unrealized gain (loss)	.618	(.844)	(.531)	(.551)	.333
Total from investment operations	.714	(.651)	(.331)	(.348)	.432
Distributions from net investment income	(.074)	–	(.078)C	–	(.095)
Distributions from net realized gain	–	–	(.030)C	(.016)	(.137)
Return of capital	–	(.239)	(.081)	(.206)	–
Total distributions	(.074)	(.239)	(.189)	(.222)	(.232)
Net asset value, end of period	$8.86	$8.22	$9.11	$9.63	$10.20
Total ReturnD,E	8.72%	(7.22)%	(3.53)%	(3.41)%	4.32%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.21%H	1.11%	1.06%	1.07%	1.26%H
Expenses net of fee waivers, if any	.80%H	.75%	.75%	.75%	.75%H
Expenses net of all reductions	.80%H	.75%	.75%	.75%	.75%H
Net investment income (loss)	2.23%H	2.24%	2.06%	2.06%	1.59%H
Supplemental Data
Net assets, end of period (000 omitted)	$49,779	$40,118	$50,257	$46,347	$87,752
Portfolio turnover rateI	83%H	94%	145%	223%	119%H

 A For the period May 22, 2012 (commencement of operations) to December 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Bond Fund Class I

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$8.21	$9.11	$9.63	$10.20	$10.00
Income from Investment Operations
Net investment income (loss)B	.096	.193	.201	.201	.099
Net realized and unrealized gain (loss)	.628	(.854)	(.532)	(.549)	.333
Total from investment operations	.724	(.661)	(.331)	(.348)	.432
Distributions from net investment income	(.074)	–	(.078)C	–	(.095)
Distributions from net realized gain	–	–	(.030)C	(.016)	(.137)
Return of capital	–	(.239)	(.081)	(.206)	–
Total distributions	(.074)	(.239)	(.189)	(.222)	(.232)
Net asset value, end of period	$8.86	$8.21	$9.11	$9.63	$10.20
Total ReturnD,E	8.85%	(7.33)%	(3.53)%	(3.41)%	4.32%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.26%H	1.15%	1.12%	1.08%	1.34%H
Expenses net of fee waivers, if any	.80%H	.75%	.75%	.75%	.75%H
Expenses net of all reductions	.80%H	.75%	.75%	.75%	.75%H
Net investment income (loss)	2.23%H	2.24%	2.06%	2.06%	1.58%H
Supplemental Data
Net assets, end of period (000 omitted)	$2,447	$2,226	$2,210	$2,627	$2,664
Portfolio turnover rateI	83%H	94%	145%	223%	119%H

 A For the period May 22, 2012 (commencement of operations) to December 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2016

1. Organization.

Fidelity International Bond Fund (the Fund) is a non-diversified fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Bond and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2016 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, closed foreign currency contracts, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency including foreign currency contracts, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. During the period, the Fund incurred a corporate tax liability on undistributed long-term capital gain which is included in Tax expense on the Statement of Operations. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, foreign currency transactions, market discount, tax return of capital distribution, net operating losses, losses deferred due to wash sales, futures contracts, excise tax regulations and capital loss carryforwards.

For the period ended December 31, 2015, the Fund's distributions exceeded the aggregate amount of taxable income and net realized gains resulting in a return of capital for tax purposes. This was due to reductions in taxable income available for distribution after certain distributions had been made.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$2,139,403
Gross unrealized depreciation	(3,791,554)
Net unrealized appreciation (depreciation) on securities	$(1,652,151)
Tax cost	$63,380,701

The Fund elected to defer to its next fiscal year approximately $730,612 of ordinary losses recognized during the period November 1, 2015 to December 31, 2015.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as foreign currency contracts, options and bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse. A summary of the Fund's derivatives inclusive of potential netting arrangements is presented at the end of the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Purchased Options	$47,842	$(30,266)
Swaps	17,271	(5,039)
Total Credit Risk	65,113	(35,305)
Foreign Exchange Risk
Foreign Currency Contracts	932,383	(61,363)
Total Foreign Exchange Risk	932,383	(61,363)
Interest Rate Risk
Futures Contracts	(9,603)	50,670
Total Interest Rate Risk	(9,603)	50,670
Totals	$987,893	$(45,998)

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Foreign Currency Contracts. Foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fund used foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on foreign currency contracts during the period is included in the Statement of Operations as part of net realized gain (loss) on foreign currency transactions and change in unrealized gain (loss) on assets and liabilities in foreign currencies, respectively.

Any open foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to potential credit events.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included on the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps".

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $31,169,065 and $22,296,070, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$5,407	$2,558
Class T	-%	.25%	3,298	2,453
Class C	.75%	.25%	14,303	10,660
			$23,008	$15,671

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$223
Class T	125
Class C(a)	306
$654

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$4,011.19
Class T	3,301.25
Class C	3,556.25
International Bond	23,238.10
Class I	1,722.15
	$35,828

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $47 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through February 28, 2017. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.00%	$10,117
Class T	1.00%	7,058
Class C	1.75%	7,619
International Bond	.75%	88,417
Class I	.75%	5,079
		$118,290

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested U.S. dollar cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $20.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $7,439.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2016	Year ended December 31, 2015
From net investment income
Class A	$31,902	$–
Class T	20,273	–
Class C	13,679	–
International Bond	391,347	–
Class I	20,207	–
Total	$477,408	$–
From Return of Capital
Class A	$–	$92,680
Class T	–	64,148
Class C	–	47,688
International Bond	–	1,289,946
Class I	–	61,214
Total	$–	$1,555,676

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2016	Year ended December 31, 2015	Six months ended June 30, 2016	Year ended December 31, 2015
Class A
Shares sold	346,687	831,352	$3,021,147	$7,041,814
Reinvestment of distributions	3,677	10,804	31,757	92,088
Shares redeemed	(151,454)	(812,855)	(1,318,609)	(6,818,534)
Net increase (decrease)	198,910	29,301	$1,734,295	$315,368
Class T
Shares sold	35,828	23,721	$303,772	$205,999
Reinvestment of distributions	2,361	7,477	20,273	63,952
Shares redeemed	(8,170)	(34,890)	(70,704)	(297,222)
Net increase (decrease)	30,019	(3,692)	$253,341	$(27,271)
Class C
Shares sold	79,463	72,437	$685,873	$622,644
Reinvestment of distributions	1,580	5,503	13,531	47,135
Shares redeemed	(13,361)	(69,795)	(114,106)	(593,393)
Net increase (decrease)	67,682	8,145	$585,298	$76,386
International Bond
Shares sold	1,448,792	1,426,843	$12,629,107	$12,415,575
Reinvestment of distributions	43,498	144,614	374,529	1,238,087
Shares redeemed	(755,800)	(2,204,434)	(6,542,228)	(18,982,840)
Net increase (decrease)	736,490	(632,977)	$6,461,408	$(5,329,178)
Class I
Shares sold	13,996	24,646	$121,745	$210,959
Reinvestment of distributions	2,304	7,163	19,803	61,214
Shares redeemed	(11,146)	(3,262)	(96,091)	(27,159)
Net increase (decrease)	5,154	28,547	$45,457	$245,014

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 56% of the total outstanding shares of the Fund.

12. Risk of Investing in European Countries.

The recent global financial crisis has created uncertainty surrounding the sovereign debt of many European countries. If there is a default or debt restructuring by any European country, or if one or more countries leave the European Monetary Union or the European Monetary Union dissolves, there may be wide-ranging effects on global markets. Such events could significantly affect the value or liquidity of the Fund's investments in the region or with exposure to the region.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period-B January 1, 2016 to June 30, 2016
Class A	1.05%
Actual		$1,000.00	$1,086.30	$5.45
Hypothetical-C		$1,000.00	$1,019.64	$5.27
Class T	1.05%
Actual		$1,000.00	$1,086.30	$5.45
Hypothetical-C		$1,000.00	$1,019.64	$5.27
Class C	1.80%
Actual		$1,000.00	$1,083.20	$9.32
Hypothetical-C		$1,000.00	$1,015.91	$9.02
International Bond	.80%
Actual		$1,000.00	$1,087.20	$4.15
Hypothetical-C		$1,000.00	$1,020.89	$4.02
Class I	.80%
Actual		$1,000.00	$1,088.50	$4.15
Hypothetical-C		$1,000.00	$1,020.89	$4.02

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

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Fidelity® Strategic Income Fund Semi-Annual Report June 30, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Top Five Holdings as of June 30, 2016

(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	12.8	12.4
Ginnie Mae guaranteed REMIC pass-thru certificates	3.2	2.9
Japan Government	2.4	2.7
Fannie Mae	1.7	1.2
Ally Financial, Inc.	1.6	1.5
	21.7

Top Five Market Sectors as of June 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	12.9	13.7
Consumer Discretionary	10.4	11.7
Energy	7.1	6.1
Telecommunication Services	7.0	5.8
Materials	5.2	4.0

Quality Diversification (% of fund's net assets)

As of June 30, 2016
U.S. Government and U.S. Government Agency Obligations*	20.1%
AAA,AA,A	8.3%
BBB	9.6%
BB	21.2%
B	20.8%
CCC,CC,C	6.5%
Not Rated	4.0%
Equities	5.0%
Short-Term Investments and Net Other Assets	4.5%

 * Includes NCUA Guaranteed Notes

As of December 31, 2015
U.S. Government and U.S. Government Agency Obligations*	20.3%
AAA,AA,A	7.9%
BBB	12.2%
BB	21.1%
B	17.6%
CCC,CC,C	6.6%
Not Rated	5.3%
Equities	5.3%
Short-Term Investments and Net Other Assets	3.7%

 * Includes NCUA Guaranteed Notes

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of June 30, 2016*,**
Preferred Securities	3.3%
Corporate Bonds	45.0%
U.S. Government and U.S. Government Agency Obligations***	20.1%
Foreign Government & Government Agency Obligations	15.2%
Bank Loan Obligations	6.7%
Stocks	5.0%
Other Investments	0.2%
Short-Term Investments and Net Other Assets (Liabilities)	4.5%

 * Foreign investments - 34.7%

 ** Futures and Swaps - 0.9%

 *** Includes NCUA Guaranteed Notes

As of December 31, 2015*,**
Preferred Securities	3.6%
Corporate Bonds	44.5%
U.S. Government and U.S. Government Agency Obligations***	20.3%
Foreign Government & Government Agency Obligations	15.3%
Bank Loan Obligations	7.2%
Stocks	5.3%
Other Investments	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	3.7%

 * Foreign investments - 35.5%

 ** Futures and Swaps - 0.8%

 *** Includes NCUA Guaranteed Notes

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 44.8%
		Principal Amount (000s)(a)	Value (000s)
Convertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Auto Components - 0.0%
Exide Technologies 7% 4/30/25 pay-in-kind		$814	$366
Nonconvertible Bonds - 44.8%
CONSUMER DISCRETIONARY - 6.7%
Auto Components - 0.5%
Dana Holding Corp.:
5.375% 9/15/21		2,915	2,989
6% 9/15/23		2,915	2,959
Exide Technologies 11% 4/30/20 pay-in-kind		782	613
International Automotive Components Group SA 9.125% 6/1/18 (b)		4,835	4,835
Lear Corp. 4.75% 1/15/23		5,380	5,528
Metalsa SA de CV 4.9% 4/24/23 (b)		2,808	2,731
Schaeffler Holding Finance BV:
6.25% 11/15/19 pay-in-kind (b)(c)		2,640	2,746
6.75% 11/15/22 pay-in-kind (b)(c)		2,109	2,307
Tenedora Nemak SA de CV 5.5% 2/28/23 (b)		6,500	6,728
Tenneco, Inc. 5% 7/15/26		2,725	2,764
Tupy Overseas SA 6.625% 7/17/24 (b)		1,445	1,384
			35,584
Automobiles - 0.0%
General Motors Financial Co., Inc. 4.25% 5/15/23		1,965	2,021
Distributors - 0.0%
American Builders & Contractors Supply Co., Inc. 5.625% 4/15/21 (b)		1,285	1,327
LKQ Corp. 4.75% 5/15/23		935	919
			2,246
Diversified Consumer Services - 0.2%
Laureate Education, Inc. 10% 9/1/19 (b)		19,875	17,391
Hotels, Restaurants & Leisure - 1.1%
24 Hour Holdings III LLC 8% 6/1/22 (b)		1,605	1,216
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22		25,960	24,143
Choice Hotels International, Inc. 5.75% 7/1/22		1,245	1,335
FelCor Lodging LP:
5.625% 3/1/23		3,575	3,575
6% 6/1/25		7,540	7,597
KFC Holding Co./Pizza Hut Holding LLC:
5% 6/1/24 (b)		2,870	2,920
5.25% 6/1/26 (b)		2,870	2,942
Landry's Acquisition Co. 9.375% 5/1/20 (b)		780	819
LTF Merger Sub, Inc. 8.5% 6/15/23 (b)		2,475	2,339
MGP Escrow Issuer LLC/MGP Escrow Co.-Issuer, Inc. 5.625% 5/1/24 (b)		2,210	2,337
Mohegan Tribal Gaming Authority 11% 9/15/18 pay-in-kind (b)(c)		998	1,000
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc.:
8% 10/1/20		8,775	8,797
11% 10/1/21		14,954	14,692
Playa Resorts Holding BV 8% 8/15/20 (b)		4,265	4,286
RHP Hotel Properties LP/RHP Finance Corp. 5% 4/15/21		3,720	3,794
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 3/31/15 (b)(d)		340	0
			81,792
Household Durables - 1.1%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (b)		2,685	2,537
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (b)		2,210	2,204
Calatlantic Group, Inc. 8.375% 5/15/18		2,005	2,198
D.R. Horton, Inc.:
4.375% 9/15/22		4,685	4,826
4.75% 2/15/23		3,380	3,503
5.75% 8/15/23		1,870	2,076
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.125% 7/15/23 (b)		5,780	5,852
5.75% 10/15/20		11,610	11,987
6.875% 2/15/21		5,380	5,541
7% 7/15/24 (b)		2,170	2,234
8.25% 2/15/21 (c)		6,135	6,418
9.875% 8/15/19		222	229
Springs Industries, Inc. 6.25% 6/1/21		1,270	1,283
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (b)		2,895	2,909
Toll Brothers Finance Corp.:
4.375% 4/15/23		9,065	8,929
5.625% 1/15/24		1,105	1,146
5.875% 2/15/22		4,920	5,294
TRI Pointe Homes, Inc.:
4.375% 6/15/19		2,335	2,347
5.875% 6/15/24		5,630	5,721
William Lyon Homes, Inc. 8.5% 11/15/20		1,910	1,963
			79,197
Internet & Catalog Retail - 0.4%
Netflix, Inc.:
5.375% 2/1/21 (b)		3,420	3,632
5.75% 3/1/24		3,860	4,024
5.875% 2/15/25		8,940	9,376
Priceline Group, Inc. 1.8% 3/3/27	EUR	6,100	6,430
Zayo Group LLC/Zayo Capital, Inc. 6% 4/1/23		3,950	4,009
			27,471
Media - 3.1%
Altice SA:
7.625% 2/15/25 (b)		10,056	9,817
7.75% 5/15/22 (b)		23,900	24,139
Altice U.S. Finance SA:
5.375% 7/15/23 (b)		6,575	6,526
5.5% 5/15/26 (b)		3,740	3,740
AMC Entertainment, Inc. 5.75% 6/15/25		5,720	5,691
AMC Networks, Inc. 4.75% 12/15/22		2,625	2,605
British Sky Broadcasting Group PLC:
1.5% 9/15/21 (Reg. S)	EUR	2,300	2,630
1.875% 11/24/23 (Reg. S)	EUR	4,000	4,609
Cablevision SA 6.5% 6/15/21 (b)		1,380	1,408
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.25% 2/15/22		865	878
5.625% 2/15/24		935	963
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23		11,865	12,049
5.125% 5/1/23 (b)		4,805	4,832
5.375% 5/1/25 (b)		4,805	4,877
5.5% 5/1/26 (b)		5,770	5,857
5.75% 9/1/23		3,975	4,114
5.75% 1/15/24		3,925	4,131
5.75% 2/15/26 (b)		6,505	6,700
Cengage Learning, Inc. 9.5% 6/15/24 (b)		6,540	6,654
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (b)		11,900	11,335
Cinemark U.S.A., Inc.:
4.875% 6/1/23		4,200	4,158
5.125% 12/15/22		1,250	1,272
Clear Channel Communications, Inc. 14% 2/1/21 pay-in-kind (c)		4,427	1,546
Columbus International, Inc. 7.375% 3/30/21 (b)		2,360	2,492
Gannett Co., Inc.:
4.875% 9/15/21 (b)		2,940	3,014
5.5% 9/15/24 (b)		2,940	3,028
Globo Comunicacao e Participacoes SA:
4.843% 6/8/25 (b)		4,475	4,318
4.875% 4/11/22 (b)		1,665	1,671
5.307% 5/11/22 (Reg. S) (e)		970	980
Grupo Televisa SA de CV:
4.625% 1/30/26		755	815
6.125% 1/31/46		1,290	1,425
6.625% 3/18/25		1,985	2,433
Liberty Media Corp.:
8.25% 2/1/30		5,610	5,820
8.5% 7/15/29		3,845	4,056
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 7.875% 5/15/24 (b)		6,175	6,391
MHGE Parent LLC/MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (b)(c)		8,205	8,287
Myriad International Holding BV 5.5% 7/21/25 (b)		3,595	3,739
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (b)		2,155	2,198
Quebecor Media, Inc. 5.75% 1/15/23		6,545	6,643
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (b)		2,335	2,393
Sirius XM Radio, Inc.:
4.25% 5/15/20 (b)		5,085	5,141
4.625% 5/15/23 (b)		2,100	2,037
5.25% 8/15/22 (b)		6,040	6,357
5.375% 4/15/25 (b)		4,160	4,142
5.375% 7/15/26 (b)		3,710	3,682
SKY PLC 2.5% 9/15/26 (Reg. S)	EUR	903	1,067
TV Azteca SA de CV:
7.5% 5/25/18 (Reg. S)		6,665	4,449
7.625% 9/18/20 (Reg S.)		785	491
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.5% 1/15/23 (b)		4,720	4,744
VTR Finance BV 6.875% 1/15/24 (b)		5,710	5,693
Wave Holdco LLC/Wave Holdco Corp. 9% 7/15/19 pay-in-kind (b)(c)		925	891
WMG Acquisition Corp. 5.625% 4/15/22 (b)		860	875
			229,803
Specialty Retail - 0.3%
CST Brands, Inc. 5% 5/1/23		1,130	1,147
L Brands, Inc.:
5.625% 2/15/22		6,025	6,483
5.625% 10/15/23		3,955	4,262
6.875% 11/1/35		4,240	4,293
Penske Automotive Group, Inc. 5.5% 5/15/26		2,790	2,651
Sonic Automotive, Inc. 5% 5/15/23		685	671
			19,507
Textiles, Apparel & Luxury Goods - 0.0%
Hanesbrands, Inc.:
4.625% 5/15/24 (b)		1,860	1,865
4.875% 5/15/26 (b)		1,860	1,867
			3,732
TOTAL CONSUMER DISCRETIONARY			498,744
CONSUMER STAPLES - 2.0%
Beverages - 0.1%
Anheuser-Busch InBev SA NV 1.5% 3/17/25 (Reg. S)	EUR	4,500	5,262
Constellation Brands, Inc. 4.75% 11/15/24		3,980	4,189
			9,451
Food & Staples Retailing - 0.6%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC 6.625% 6/15/24 (b)		4,805	4,961
Albertsons, Inc.:
7.45% 8/1/29		2,311	2,242
8% 5/1/31		4,037	3,997
8.7% 5/1/30		560	560
Arcor SAIC 6% 7/6/23 (b)		1,805	1,814
BI-LO LLC/BI-LO Finance Corp.:
8.625% 9/15/18 pay-in-kind (b)(c)		5,275	3,482
9.25% 2/15/19 (b)		8,385	7,295
ESAL GmbH 6.25% 2/5/23 (b)		11,710	11,564
Hearthside Group Holdings LLC/Hearthside Finance, Inc. 6.5% 5/1/22 (b)		1,145	970
Minerva Luxembourg SA 7.75% 1/31/23 (Reg. S)		4,100	4,211
Shearers Foods LLC/Chip Finance Corp. 9% 11/1/19 (b)		1,245	1,313
Tops Holding LLC/Tops Markets II Corp. 8% 6/15/22 (b)		3,820	3,362
			45,771
Food Products - 1.0%
B&G Foods, Inc. 4.625% 6/1/21		4,495	4,495
Barry Callebaut Services NV 5.5% 6/15/23 (b)		4,630	4,983
Gruma S.A.B. de CV 4.875% 12/1/24 (b)		1,900	2,052
H.J. Heinz Co. 2.25% 5/25/28 (Reg. S)	EUR	8,728	10,194
JBS Investments GmbH 7.25% 4/3/24 (b)		13,175	13,570
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (b)		6,790	6,383
5.875% 7/15/24 (b)		2,085	2,020
7.25% 6/1/21 (b)		2,630	2,722
8.25% 2/1/20 (b)		2,900	3,002
MHP SA 8.25% 4/2/20 (b)		1,935	1,829
Mondelez International, Inc. 2.375% 3/6/35	EUR	2,750	3,115
Pilgrim's Pride Corp. 5.75% 3/15/25 (b)		4,845	4,833
Post Holdings, Inc.:
6% 12/15/22 (b)		2,140	2,194
7.375% 2/15/22		2,105	2,213
7.75% 3/15/24 (b)		3,025	3,324
8% 7/15/25 (b)		1,515	1,680
TreeHouse Foods, Inc. 4.875% 3/15/22		1,475	1,505
			70,114
Household Products - 0.1%
Edgewell Personal Care Co. 5.5% 6/15/25 (b)		2,485	2,473
Spectrum Brands Holdings, Inc.:
5.75% 7/15/25		3,975	4,139
6.375% 11/15/20		1,205	1,258
6.625% 11/15/22		1,425	1,512
			9,382
Personal Products - 0.2%
Revlon Consumer Products Corp. 5.75% 2/15/21		15,880	15,324
TOTAL CONSUMER STAPLES			150,042
ENERGY - 6.7%
Energy Equipment & Services - 0.4%
Compressco Partners LP/Compressco Finance, Inc. 7.25% 8/15/22		2,850	2,337
Ensco PLC 5.2% 3/15/25		140	97
Exterran Partners LP/EXLP Finance Corp. 6% 10/1/22		2,890	2,558
Forbes Energy Services Ltd. 9% 6/15/19		3,455	1,486
Forum Energy Technologies, Inc. 6.25% 10/1/21		5,100	4,730
Gulfmark Offshore, Inc. 6.375% 3/15/22		130	54
Hornbeck Offshore Services, Inc. 5.875% 4/1/20		2,757	1,744
MPLX LP 5.5% 2/15/23 (b)		2,780	2,824
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)		2,415	2,602
State Oil Co. of Azerbaijan Republic 4.75% 3/13/23 (Reg. S)		650	622
Summit Midstream Holdings LLC 7.5% 7/1/21		1,730	1,633
Trinidad Drilling Ltd. 7.875% 1/15/19 (b)		1,450	1,291
Unit Corp. 6.625% 5/15/21		785	606
Weatherford International Ltd.:
7.75% 6/15/21		3,730	3,632
8.25% 6/15/23		5,610	5,330
			31,546
Oil, Gas & Consumable Fuels - 6.3%
Access Midstream Partners LP/ACMP Finance Corp.:
4.875% 5/15/23		5,985	5,785
4.875% 3/15/24		2,345	2,249
Afren PLC:
6.625% 12/9/20 (b)(d)		4,567	5
10.25% 4/8/19 (Reg. S) (d)		5,411	5
American Energy-Permian Basin LLC/AEPB Finance Corp. 13% 11/30/20 (b)		5,835	6,652
Antero Resources Corp.:
5.125% 12/1/22		265	254
5.625% 6/1/23 (Reg. S)		3,740	3,628
Antero Resources Finance Corp. 5.375% 11/1/21		1,845	1,803
Carrizo Oil & Gas, Inc.:
6.25% 4/15/23		2,535	2,440
7.5% 9/15/20		1,690	1,711
Chaparral Energy, Inc. 9.875% 10/1/20 (d)		1,440	850
Cheniere Corpus Christi Holdings LLC 7% 6/30/24 (b)		4,275	4,390
Chesapeake Energy Corp. 8% 12/15/22 (b)		12,435	10,539
Citgo Holding, Inc. 10.75% 2/15/20 (b)		5,816	5,845
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6% 12/15/20		5,685	5,372
6.125% 3/1/22		6,900	6,383
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22		8,350	7,181
Denbury Resources, Inc.:
4.625% 7/15/23		3,640	2,348
5.5% 5/1/22		4,895	3,304
6.375% 8/15/21		3,010	2,077
Eagle Rock Energy Partners LP/Eagle Rock Energy Finance Corp. 8.375% 6/1/19		4,715	1,014
EDC Finance Ltd. 4.875% 4/17/20 (b)		7,300	7,355
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (b)		3,755	3,689
Energy Transfer Equity LP 5.5% 6/1/27		5,670	5,330
EnLink Midstream Partners LP:
4.15% 6/1/25		2,800	2,582
4.4% 4/1/24		2,795	2,623
EP Energy LLC/Everest Acquisition Finance, Inc.:
7.75% 9/1/22		370	226
9.375% 5/1/20		3,250	2,299
EV Energy Partners LP/EV Energy Finance Corp. 8% 4/15/19		3,303	1,982
Genesis Energy LP/Genesis Energy Finance Corp. 5.75% 2/15/21		2,050	1,937
Georgian Oil & Gas Corp. 6.75% 4/26/21 (b)		3,628	3,747
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22		950	791
7% 6/15/23		3,820	3,190
Goodrich Petroleum Corp. 8.875% 3/15/18 (d)		1,287	61
Hiland Partners LP/Finance Corp. 7.25% 10/1/20 (b)		3,220	3,341
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (b)		3,550	3,310
5.75% 10/1/25 (b)		3,825	3,653
7.625% 4/15/21 (b)		3,870	3,976
Holly Energy Partners LP/Holly Finance Corp. 6.5% 3/1/20		4,280	4,301
Indo Energy Finance BV 7% 5/7/18 (b)		1,325	1,047
Jupiter Resources, Inc. 8.5% 10/1/22 (b)		8,935	6,411
Kosmos Energy Ltd.:
7.875% 8/1/21 (b)		2,597	2,506
7.875% 8/1/21 (b)		1,285	1,240
Laredo Petroleum, Inc. 7.375% 5/1/22 (Reg. S)		5,160	5,173
MPLX LP 4.875% 12/1/24 (b)		5,825	5,674
Newfield Exploration Co.:
5.375% 1/1/26		3,205	3,117
5.625% 7/1/24		635	635
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20		1,910	1,943
Nostrum Oil & Gas Finance BV 6.375% 2/14/19 (b)		5,650	4,952
Pacific Exploration and Production Corp. 12% 12/22/17		2,860	2,517
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (b)(d)		16,168	2,991
Pan American Energy LLC 7.875% 5/7/21 (b)		6,560	6,708
PBF Holding Co. LLC/PBF Finance Corp.:
7% 11/15/23 (b)		6,855	6,624
8.25% 2/15/20		8,170	8,476
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23		2,875	2,818
Pemex Project Funding Master Trust:
6.625% 6/15/35		9,750	10,052
8.625% 12/1/23 (c)		430	506
PetroBakken Energy Ltd. 8.625% 2/1/20 (b)		8,125	569
Petrobras Global Finance BV:
2.7684% 1/15/19 (c)		10,990	9,929
3% 1/15/19		10,925	10,122
6.25% 3/17/24		3,550	3,151
8.375% 5/23/21		5,470	5,645
Petrobras International Finance Co. Ltd.:
5.75% 1/20/20		12,855	12,419
5.875% 3/1/18		5,615	5,727
6.875% 1/20/40		7,340	5,961
Petroleos de Venezuela SA:
5.375% 4/12/27		6,075	2,118
5.5% 4/12/37		1,965	673
6% 5/16/24 (b)		5,175	1,792
6% 11/15/26 (b)		4,390	1,531
8.5% 11/2/17 (b)		30,240	21,154
9.75% 5/17/35 (b)		6,780	2,712
12.75% 2/17/22 (b)		5,540	2,809
Petroleos Mexicanos:
3.5% 1/30/23		3,645	3,432
4.875% 1/18/24		3,155	3,199
5.5% 2/4/19 (b)		2,695	2,832
5.5% 1/21/21		1,950	2,065
5.5% 6/27/44		5,925	5,354
6.375% 2/4/21 (b)		1,905	2,071
6.375% 1/23/45		4,085	4,105
6.5% 6/2/41		10,290	10,419
6.625% (b)(f)		12,555	12,398
Plains Exploration & Production Co. 6.75% 2/1/22		5,415	5,308
PT Pertamina Persero:
4.875% 5/3/22 (b)		1,685	1,773
5.25% 5/23/21 (b)		1,880	2,013
5.625% 5/20/43 (b)		650	630
6% 5/3/42 (b)		980	991
6.5% 5/27/41 (b)		5,440	5,767
QEP Resources, Inc. 5.25% 5/1/23		5,080	4,674
Range Resources Corp. 5% 3/15/23		7,785	7,298
Rice Energy, Inc.:
6.25% 5/1/22		6,930	6,878
7.25% 5/1/23		1,505	1,528
RSP Permian, Inc. 6.625% 10/1/22		1,645	1,694
Sabine Pass Liquefaction LLC 5.875% 6/30/26 (b)		5,595	5,616
SemGroup Corp. 7.5% 6/15/21		3,490	3,368
SM Energy Co. 5.625% 6/1/25		1,865	1,604
Southern Star Central Corp. 5.125% 7/15/22 (b)		2,360	2,301
Southwestern Energy Co. 4.1% 3/15/22		5,585	4,985
Sunoco LP/Sunoco Finance Corp.:
6.25% 4/15/21 (b)		5,335	5,322
6.375% 4/1/23 (b)		2,695	2,675
Teekay Corp.:
8.5% 1/15/20 (b)		3,685	3,086
8.5% 1/15/20		3,285	2,751
Teine Energy Ltd. 6.875% 9/30/22 (b)		4,205	4,121
Tennessee Gas Pipeline Co. 7.625% 4/1/37		1,550	1,828
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
6.125% 10/15/21		940	973
6.375% 5/1/24		1,490	1,561
Transportadora de Gas del Sur SA:
7.875% 5/14/17 (Reg. S)		241	243
9.625% 5/14/20 (b)		9,291	9,848
Western Refining Logistics LP/WNRL Finance Co. 7.5% 2/15/23		4,400	4,334
Western Refining, Inc. 6.25% 4/1/21		10,605	9,651
WPX Energy, Inc. 6% 1/15/22		6,100	5,673
YPF SA:
8.5% 3/23/21 (b)		8,550	9,127
8.75% 4/4/24 (b)		9,495	10,207
Zhaikmunai International BV 7.125% 11/13/19 (b)		9,590	8,417
			470,050
TOTAL ENERGY			501,596
FINANCIALS - 9.3%
Banks - 3.5%
ABN AMRO Bank NV 7.125% 7/6/22	EUR	4,650	6,479
Allied Irish Banks PLC 2.75% 4/16/19 (Reg. S)	EUR	4,900	5,732
Banco de Bogota SA 6.25% 5/12/26 (b)		1,625	1,653
Banco de Galicia y Buenos Aires SA 16% 1/1/19 (Reg. S)		2,114	2,130
Banco de Reservas de La Republica Dominicana 7% 2/1/23 (b)		2,205	2,183
Banco Hipotecario SA 9.75% 11/30/20 (b)		5,385	5,841
Banco Nacional de Desenvolvimento Economico e Social:
4% 4/14/19 (b)		1,200	1,184
6.369% 6/16/18 (b)		2,875	3,000
Bank of Ireland 1.25% 4/9/20	EUR	2,183	2,472
Banque Centrale de Tunisie 5.75% 1/30/25 (b)		1,805	1,629
BBVA Bancomer SA 7.25% 4/22/20 (b)		2,175	2,398
Biz Finance PLC 9.625% 4/27/22 (Reg. S)		1,175	1,142
BPCE SA 2.75% 11/30/27 (Reg. S) (c)	EUR	5,900	6,611
CIT Group, Inc.:
5% 8/15/22		7,130	7,255
5.375% 5/15/20		9,060	9,445
5.5% 2/15/19 (b)		7,780	8,140
Citigroup, Inc. 2.125% 9/10/26 (Reg. S)	EUR	4,650	5,476
Export Credit Bank of Turkey 5.875% 4/24/19 (b)		2,875	3,048
Finansbank A/S 6.25% 4/30/19 (b)		560	596
Georgia Bank Joint Stock Co.:
7.75% 7/5/17 (b)		5,275	5,478
7.75% 7/5/17 (Reg. S)		900	935
GTB Finance BV 6% 11/8/18 (b)		8,958	8,780
HSBC Bank PLC 5% 3/20/23 (c)	GBP	8,250	11,294
HSBC Holdings PLC:
1.5% 3/15/22 (Reg. S)	EUR	2,889	3,287
3.125% 6/7/28	EUR	2,950	3,317
3.375% 1/10/24 (c)	EUR	500	572
HSBK BV 7.25% 5/3/17 (b)		6,645	6,844
Industrial Senior Trust 5.5% 11/1/22 (b)		505	495
ING Bank NV:
6.125% 5/29/23 (c)	EUR	9,750	11,781
6.875% 5/29/23 (c)	GBP	10,750	15,336
International Bank of Azerbaijan OJSC 5.625% 6/11/19 (Reg. S)		2,905	2,841
Intesa Sanpaolo SpA 1.125% 3/4/22	EUR	4,700	5,189
Itau Unibanco Holding SA:
5.125% 5/13/23 (Reg. S)		4,160	4,139
5.5% 8/6/22 (b)		3,255	3,319
6.2% 12/21/21 (Reg. S)		2,445	2,582
JPMorgan Chase & Co. 1.5% 10/29/26 Reg. S	EUR	3,400	3,871
KBC Groep NV 1.875% 3/11/27 (Reg. S) (c)	EUR	8,900	9,587
Lloyds Bank PLC 6.5% 3/24/20	EUR	3,150	4,026
Nacional Financiera SNC 3.375% 11/5/20 (b)		2,800	2,853
National Westminster Bank PLC 6.5% 9/7/21	GBP	6,380	9,440
OJSC Russian Agricultural Bank 7.75% 5/29/18 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (b)		2,000	2,156
Rabobank Nederland 6.875% 3/19/20 (Reg. S)	EUR	13,150	17,040
Royal Bank of Scotland Group PLC 1.625% 6/25/19 (Reg. S)	EUR	7,950	8,921
Royal Bank of Scotland PLC 6.934% 4/9/18	EUR	3,750	4,494
RSHB Capital SA 5.298% 12/27/17 (b)		2,540	2,611
SB Capital SA 5.5% 2/26/24 (b)(c)		4,285	4,227
Turkiye Halk Bankasi A/S 4.75% 6/4/19 (b)		2,900	2,942
Turkiye Vakiflar Bankasi TAO 6.875% 2/3/25 (Reg. S) (c)		2,925	2,964
UniCredit SpA:
2% 3/4/23 (Reg. S)	EUR	7,250	8,171
6.95% 10/31/22 (Reg. S)	EUR	4,200	5,234
Zenith Bank PLC 6.25% 4/22/19 (b)		11,245	10,601
			261,741
Capital Markets - 0.5%
Credit Suisse Group AG 5.75% 9/18/25 (Reg. S) (c)	EUR	10,650	12,470
Goldman Sachs Group, Inc. 3% 2/12/31 (Reg. S)	EUR	8,839	10,745
Morgan Stanley 1.75% 3/11/24	EUR	8,700	9,934
UBS Group Funding Ltd. 2.125% 3/4/24 (Reg. S)	EUR	2,700	3,148
			36,297
Consumer Finance - 2.8%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
4.25% 7/1/20		3,790	3,856
4.5% 5/15/21		7,350	7,521
4.625% 7/1/22		6,230	6,380
5% 10/1/21		1,860	1,934
Ally Financial, Inc.:
4.125% 2/13/22		7,825	7,766
4.625% 3/30/25		12,230	12,031
5.125% 9/30/24		18,860	19,214
8% 11/1/31		67,474	78,101
Credito Real S.A.B. de CV 7.5% 3/13/19 (b)		2,705	2,786
FCA Capital Ireland PLC 1.375% 4/17/20 (Reg. S)	EUR	11,500	12,906
Ford Credit Europe PLC 1.134% 2/10/22 (Reg. S)	EUR	5,900	6,569
General Motors Acceptance Corp. 8% 11/1/31		7,755	9,093
Navient Corp.:
5% 10/26/20		2,765	2,592
5.875% 10/25/24		5,975	5,109
SLM Corp.:
5.5% 1/25/23		19,455	17,072
7.25% 1/25/22		11,040	10,516
8% 3/25/20		6,200	6,336
			209,782
Diversified Financial Services - 1.0%
Cimpor Financial Operations BV 5.75% 7/17/24 (b)		3,025	2,231
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22		16,530	15,582
6% 8/1/20		15,405	15,212
MSCI, Inc.:
5.25% 11/15/24 (b)		2,430	2,485
5.75% 8/15/25 (b)		2,375	2,464
Nationwide Building Society 4.125% 3/20/23 (Reg. S) (c)	EUR	11,700	13,344
RegionalCare Hospital Partners Holdings, Inc. 8.25% 5/1/23 (b)		3,230	3,311
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (b)		9,790	10,292
Springleaf Financial Corp.:
7.75% 10/1/21		555	534
8.25% 12/15/20		2,795	2,802
TMK Capital SA:
6.75% 4/3/20 (Reg. S)		1,125	1,147
7.75% 1/27/18		1,815	1,887
Wendel SA 2.75% 10/2/24 (Reg. S)	EUR	5,500	6,444
			77,735
Insurance - 0.6%
Alliant Holdings Co.-Issuer, Inc./Wayne Merger Sub LLC 8.25% 8/1/23 (b)		9,415	9,297
Assicurazioni Generali SpA 7.75% 12/12/42 (c)	EUR	5,000	6,417
Aviva PLC 3.375% 12/4/45 (Reg. S) (c)	EUR	3,900	3,984
Direct Line Insurance Group PLC 9.25% 4/27/42 (c)	GBP	5,150	8,141
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (b)		8,430	8,093
HUB International Ltd. 9.25% 2/15/21 (b)		1,850	1,933
SCOR SE 3% 6/8/46 (Reg. S) (c)	EUR	3,700	3,973
			41,838
Real Estate Investment Trusts - 0.1%
CTR Partnership LP/CareTrust Capital Corp. 5.875% 6/1/21		640	640
Hammerson PLC 1.75% 3/15/23 Reg. S	EUR	1,200	1,338
MPT Operating Partnership LP/MPT Finance Corp. 6.375% 2/15/22		3,670	3,808
Prologis LP 3% 6/2/26	EUR	3,000	3,772
The GEO Group, Inc. 6% 4/15/26		1,435	1,449
			11,007
Real Estate Management & Development - 0.5%
CBRE Group, Inc.:
5% 3/15/23		8,275	8,567
5.25% 3/15/25		4,610	4,801
Grand City Properties SA 1.5% 4/17/25 (Reg. S)	EUR	5,100	5,598
Howard Hughes Corp. 6.875% 10/1/21 (b)		9,230	9,299
Inversiones y Representaciones SA:
8.5% 2/2/17 (Reg. S)		240	238
11.5% 7/20/20 (Reg. S)		15	17
IRSA Propiedades Comerciales SA 8.75% 3/23/23 (b)		1,850	1,968
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.25% 4/15/21 (b)		6,295	6,279
			36,767
Thrifts & Mortgage Finance - 0.3%
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (b)		20,310	21,529
TOTAL FINANCIALS			696,696
HEALTH CARE - 2.0%
Biotechnology - 0.0%
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (b)		1,990	1,781
Health Care Equipment & Supplies - 0.1%
Alere, Inc. 6.375% 7/1/23 (b)		1,715	1,788
Hill-Rom Holdings, Inc. 5.75% 9/1/23 (b)		1,870	1,912
Hologic, Inc. 5.25% 7/15/22 (b)		4,120	4,305
			8,005
Health Care Providers & Services - 1.5%
AmSurg Corp. 5.625% 7/15/22		3,800	3,905
HCA Holdings, Inc.:
4.75% 5/1/23		5,215	5,345
5.25% 4/15/25		11,820	12,352
5.25% 6/15/26		4,600	4,775
5.375% 2/1/25		7,665	7,857
5.875% 3/15/22		10,760	11,702
5.875% 5/1/23		6,100	6,497
5.875% 2/15/26		9,405	9,758
7.5% 2/15/22		10,195	11,592
HealthSouth Corp. 5.75% 11/1/24		8,045	8,077
InVentiv Health, Inc. 10% 8/15/18		795	795
Jaguar Holding Co. II/Pharmaceutical Product Development LLC 6.375% 8/1/23 (b)		3,730	3,814
MPH Acquisition Holdings LLC 7.125% 6/1/24 (b)		2,000	2,100
Quintiles Transnational Corp. 4.875% 5/15/23 (b)		2,960	3,004
Quorum Health Corp. 11.625% 4/15/23 (b)		2,540	2,553
Sabra Health Care LP/Sabra Capital Corp. 5.375% 6/1/23		2,105	2,084
Surgery Center Holdings, Inc. 8.875% 4/15/21 (b)		3,725	3,827
Tenet Healthcare Corp. 6.875% 11/15/31		9,855	7,946
Vizient, Inc. 10.375% 3/1/24 (b)		4,030	4,322
			112,305
Life Sciences Tools & Services - 0.1%
Eurofins Scientific SA 3.375% 1/30/23 (Reg. S)	EUR	2,900	3,253
Pharmaceuticals - 0.3%
JLL/Delta Dutch Pledgeco BV 8.75% 5/1/20 pay-in-kind (b)(c)		7,570	7,570
Valeant Pharmaceuticals International, Inc.:
5.875% 5/15/23 (b)		14,490	11,701
6.75% 8/15/21 (b)		1,715	1,462
			20,733
TOTAL HEALTH CARE			146,077
INDUSTRIALS - 3.0%
Aerospace & Defense - 0.3%
GenCorp, Inc. 7.125% 3/15/21		1,145	1,208
Huntington Ingalls Industries, Inc. 5% 11/15/25 (b)		3,490	3,691
KLX, Inc. 5.875% 12/1/22(b)		10,020	9,820
TransDigm, Inc. 6.375% 6/15/26 (b)		3,555	3,546
Triumph Group, Inc. 4.875% 4/1/21		4,250	3,995
			22,260
Airlines - 0.3%
Air Canada 5.375% 11/15/22 (b)		1,192	1,198
Allegiant Travel Co. 5.5% 7/15/19		1,170	1,196
Continental Airlines, Inc.:
pass-thru trust certificates 6.903% 4/19/22		438	461
6.125% 4/29/18		1,470	1,547
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22		6,204	7,209
8.021% 8/10/22		2,033	2,327
Hawaiian Airlines pass-thru certificates Series 2013-1 Class B, 4.95% 1/15/22		1,851	1,786
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17		378	405
U.S. Airways pass-thru certificates:
Series 2011-1 Class A, 7.125% 4/22/25		3,465	4,106
Series 2012-2 Class B, 6.75% 12/3/22		1,352	1,443
Series 2013-1 Class B, 5.375% 5/15/23		1,791	1,838
			23,516
Building Products - 0.0%
Shea Homes Ltd. Partnership/Corp.:
5.875% 4/1/23 (b)		1,225	1,213
6.125% 4/1/25 (b)		1,225	1,219
			2,432
Commercial Services & Supplies - 0.5%
ADT Corp. 6.25% 10/15/21		11,615	12,341
APX Group, Inc.:
7.875% 12/1/22 (b)		3,735	3,763
8.75% 12/1/20		6,550	6,010
Cenveo Corp. 6% 8/1/19 (b)		2,285	1,897
Clean Harbors, Inc.:
5.125% 6/1/21		2,595	2,655
5.25% 8/1/20		2,915	2,984
Covanta Holding Corp.:
5.875% 3/1/24		2,775	2,706
7.25% 12/1/20		4,475	4,609
Garda World Security Corp.:
7.25% 11/15/21 (b)		800	646
7.25% 11/15/21 (b)		1,655	1,336
TMS International Corp. 7.625% 10/15/21 (b)		825	573
			39,520
Construction & Engineering - 0.1%
AECOM Technology Corp.:
5.75% 10/15/22		2,000	2,040
5.875% 10/15/24		1,715	1,758
Cementos Progreso Trust 7.125% 11/6/23 (b)		1,670	1,770
Odebrecht Finance Ltd. 4.375% 4/25/25 (b)		2,155	931
			6,499
Electrical Equipment - 0.1%
Sensata Technologies BV:
4.875% 10/15/23 (b)		2,140	2,140
5% 10/1/25 (b)		3,860	3,877
			6,017
Industrial Conglomerates - 0.0%
Alfa SA de CV 5.25% 3/25/24 (b)		1,360	1,452
Turk Sise ve Cam Fabrikalari A/S 4.25% 5/9/20 (Reg. S)		575	576
			2,028
Machinery - 0.1%
Schaeffler Finance BV 4.75% 5/15/21 (b)		4,180	4,269
Marine - 0.1%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (b)		935	734
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (b)		3,645	2,570
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21 (d)		455	91
			3,395
Professional Services - 0.1%
Bureau Veritas SA 3.125% 1/21/21 (Reg. S)	EUR	4,300	5,164
Road & Rail - 0.0%
JSC Georgian Railway 7.75% 7/11/22 (b)		1,490	1,643
Lima Metro Line 2 Finance Ltd. 5.875% 7/5/34 (b)		1,660	1,741
			3,384
Trading Companies & Distributors - 1.3%
Aircastle Ltd.:
5% 4/1/23		2,105	2,139
5.5% 2/15/22		3,785	3,936
6.25% 12/1/19		4,985	5,409
7.625% 4/15/20		3,275	3,688
Ashtead Capital, Inc. 5.625% 10/1/24 (b)		3,925	3,945
International Lease Finance Corp.:
4.625% 4/15/21		5,675	5,845
5.875% 4/1/19		16,035	17,097
5.875% 8/15/22		7,605	8,232
6.25% 5/15/19		6,900	7,392
8.25% 12/15/20		11,050	13,065
8.625% 1/15/22		19,820	24,131
NES Rentals Holdings, Inc. 7.875% 5/1/18 (b)		1,290	1,226
			96,105
Transportation Infrastructure - 0.1%
Aeropuertos Argentina 2000 SA:
10.75% 12/1/20 (b)		4,336	4,727
10.75% 12/1/20 (Reg. S)		126	137
Autoridad del Canal de Panama 4.95% 7/29/35 (b)		1,665	1,788
Global Ports Finance PLC 6.872% 1/25/22 (b)		2,940	3,036
			9,688
TOTAL INDUSTRIALS			224,277
INFORMATION TECHNOLOGY - 2.0%
Communications Equipment - 0.5%
Banglalink Digital Communications Ltd. 8.625% 5/6/19 (b)		7,335	7,702
Brocade Communications Systems, Inc. 4.625% 1/15/23		2,840	2,737
Lucent Technologies, Inc.:
6.45% 3/15/29		21,200	22,101
6.5% 1/15/28		6,600	6,782
			39,322
Electronic Equipment & Components - 0.1%
Flextronics International Ltd. 5% 2/15/23		2,125	2,205
Micron Technology, Inc. 7.5% 9/15/23 (b)		3,440	3,655
			5,860
Internet Software & Services - 0.2%
CyrusOne LP/CyrusOne Finance Corp. 6.375% 11/15/22		3,060	3,182
j2 Global, Inc. 8% 8/1/20		2,970	3,089
VeriSign, Inc.:
4.625% 5/1/23		3,740	3,787
5.25% 4/1/25		3,790	3,885
			13,943
IT Services - 0.1%
Ceridian HCM Holding, Inc. 11% 3/15/21 (b)		2,010	2,000
Everi Payments, Inc. 10% 1/15/22		3,725	3,110
			5,110
Semiconductors & Semiconductor Equipment - 0.8%
Entegris, Inc. 6% 4/1/22 (b)		1,150	1,177
Micron Technology, Inc.:
5.25% 8/1/23 (b)		1,545	1,317
5.25% 1/15/24 (b)		3,250	2,754
5.5% 2/1/25		10,885	9,252
5.625% 1/15/26 (b)		2,880	2,398
5.875% 2/15/22		2,320	2,181
Microsemi Corp. 9.125% 4/15/23 (b)		1,450	1,595
NXP BV/NXP Funding LLC:
4.625% 6/15/22 (b)		1,710	1,736
5.75% 2/15/21 (b)		4,280	4,441
5.75% 3/15/23 (b)		13,101	13,691
Qorvo, Inc.:
6.75% 12/1/23 (b)		2,750	2,860
7% 12/1/25 (b)		8,399	8,861
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (b)		3,690	3,819
			56,082
Software - 0.3%
Activision Blizzard, Inc. 6.125% 9/15/23 (b)		5,865	6,378
BMC Software Finance, Inc. 8.125% 7/15/21 (b)		3,000	2,250
Ensemble S Merger Sub, Inc. 9% 9/30/23 (b)		6,240	6,162
Infor Software Parent LLC/Infor Software Parent, Inc. 7.125% 5/1/21 pay-in-kind (b)(c)		1,275	1,128
Nuance Communications, Inc. 5.375% 8/15/20 (b)		2,085	2,121
Open Text Corp. 5.875% 6/1/26 (b)		2,805	2,823
Parametric Technology Corp. 6% 5/15/24		1,135	1,175
SS&C Technologies Holdings, Inc. 5.875% 7/15/23		2,985	3,052
			25,089
Technology Hardware, Storage & Peripherals - 0.0%
Diebold, Inc. 8.5% 4/15/24 (b)		2,965	2,943
TOTAL INFORMATION TECHNOLOGY			148,349
MATERIALS - 4.5%
Chemicals - 1.4%
Albemarle Corp. U.S. 1.875% 12/8/21 (Reg. S)	EUR	10,650	12,195
Braskem Finance Ltd.:
5.375% 5/2/22 (b)		3,350	3,300
5.75% 4/15/21 (b)		1,800	1,805
6.45% 2/3/24		1,975	1,995
Chemtura Corp. 5.75% 7/15/21		1,960	1,980
Covestro AG 1.75% 9/25/24 (Reg. S)	EUR	1,450	1,710
CVR Partners LP 9.25% 6/15/23 (b)		3,725	3,790
Kraton Polymers LLC/Kraton Polymers Capital Corp. 10.5% 4/15/23 (b)		2,370	2,524
Mexichem S.A.B. de CV 4.875% 9/19/22 (b)		1,750	1,851
Momentive Performance Materials, Inc.:
3.88% 10/24/21		37,507	29,771
4.69% 4/24/22		12,150	8,384
10% 10/15/20 (d)		12,150	0
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20 (d)		37,507	0
Nufarm Australia Ltd. 6.375% 10/15/19 (b)		1,725	1,742
OCP SA 5.625% 4/25/24 (b)		1,140	1,208
Platform Specialty Products Corp.:
6.5% 2/1/22 (b)		3,700	3,238
10.375% 5/1/21 (b)		1,120	1,128
PolyOne Corp. 5.25% 3/15/23		1,925	1,939
Solvay SA 2.75% 12/2/27 (Reg. S)	EUR	3,100	3,881
TPC Group, Inc. 8.75% 12/15/20 (b)		6,250	4,891
U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV 7.375% 5/1/21 (b)		2,085	2,197
W. R. Grace & Co.-Conn.:
5.125% 10/1/21 (b)		11,663	11,984
5.625% 10/1/24 (b)		2,555	2,619
			104,132
Construction Materials - 0.2%
CEMEX Finance LLC:
6% 4/1/24 (b)		1,350	1,310
9.375% 10/12/22 (b)		3,070	3,377
CEMEX S.A.B. de CV 7.75% 4/16/26 (b)		1,630	1,710
HeidelbergCement Finance AG 2.25% 6/3/24 (Reg. S)	EUR	4,250	4,729
Prince Mineral Holding Corp. 11.5% 12/15/19 (b)		1,435	1,248
U.S. Concrete, Inc. 6.375% 6/1/24 (b)		1,815	1,815
Union Andina de Cementos SAA 5.875% 10/30/21 (b)		1,825	1,850
			16,039
Containers & Packaging - 0.8%
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (b)(c)		12,328	12,407
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.625% 5/15/23 (b)		3,725	3,669
6% 6/30/21 (b)		2,530	2,511
6.25% 1/31/19 (b)		2,135	2,170
6.75% 1/31/21 (b)		4,430	4,458
7% 11/15/20 (b)		452	443
7.25% 5/15/24 (b)		6,655	6,792
Beverage Packaging Holdings II SA (Luxembourg) 5.625% 12/15/16 (b)		4,700	4,712
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (b)		1,770	1,606
Crown Cork & Seal, Inc.:
7.375% 12/15/26		5,240	5,764
7.5% 12/15/96		4,010	4,095
Sealed Air Corp. 5.25% 4/1/23 (b)		2,170	2,246
Silgan Holdings, Inc. 5% 4/1/20		8,430	8,630
			59,503
Metals & Mining - 2.0%
Aleris International, Inc. 6% 6/1/20 (b)		30	30
Alrosa Finance SA 7.75% 11/3/20 (b)		1,660	1,891
Bluescope Steel Ltd./Bluescope Steel Finance 6.5% 5/15/21 (b)		1,145	1,186
Compania Minera Ares SAC 7.75% 1/23/21 (b)		3,210	3,334
EVRAZ Group SA:
6.5% 4/22/20 (b)		3,510	3,585
8.25% 1/28/21 (Reg. S)		2,225	2,409
9.5% 4/24/18 (Reg. S)		5,055	5,490
Evraz, Inc. NA Canada 7.5% 11/15/19 (b)		8,105	7,902
Ferrexpo Finance PLC:
10.375% 4/7/19 (b)		5,848	4,825
10.375% 4/7/19 (b)		555	458
First Quantum Minerals Ltd.:
6.75% 2/15/20 (b)		4,920	4,108
7% 2/15/21 (b)		1,655	1,330
7.25% 5/15/22 (b)		2,630	2,032
FMG Resources (August 2006) Pty Ltd. 9.75% 3/1/22 (b)		2,800	3,091
Freeport-McMoRan, Inc.:
3.55% 3/1/22		1,870	1,646
3.875% 3/15/23		5,605	4,904
5.4% 11/14/34		935	743
5.45% 3/15/43		7,195	5,774
Gerdau Trade, Inc. 5.75% 1/30/21 (b)		1,320	1,258
Gold Fields Orogen Holding BVI Ltd.:
4.875% 10/7/20 (b)		9,540	9,397
4.875% 10/7/20 (Reg. S)		450	443
GTL Trade Finance, Inc. 5.893% 4/29/24 (b)		3,250	2,866
JMC Steel Group, Inc. 9.875% 6/15/23 (b)		2,450	2,475
Joseph T Ryerson & Son, Inc. 11% 5/15/22 (b)		2,105	2,179
Lundin Mining Corp.:
7.5% 11/1/20 (b)		1,295	1,321
7.875% 11/1/22 (b)		185	189
Metalloinvest Finance Ltd. 5.625% 4/17/20 (b)		3,890	4,050
Metinvest BV:
8.75% 2/14/18 (Reg. S)		1,149	735
10.5% 11/28/17 (b)		8,829	5,652
10.5% 11/28/17 (Reg. S)		2,269	1,452
Mirabela Nickel Ltd. 1% 9/10/44 (b)		13	0
New Gold, Inc. 7% 4/15/20 (b)		1,295	1,321
Nord Gold NV 6.375% 5/7/18 (b)		1,887	1,973
Polyus Gold International Ltd.:
5.625% 4/29/20 (b)		7,195	7,551
5.625% 4/29/20 (Reg. S)		500	525
Samarco Mineracao SA 5.75% 10/24/23 (b)		1,905	733
Southern Copper Corp. 7.5% 7/27/35		4,185	4,623
Teck Resources Ltd.:
5.2% 3/1/42		930	609
5.4% 2/1/43		2,420	1,597
8% 6/1/21 (b)		6,660	6,860
8.5% 6/1/24 (b)		14,140	14,670
United States Steel Corp. 8.375% 7/1/21 (b)		7,995	8,395
Vale Overseas Ltd.:
4.375% 1/11/22		4,540	4,255
4.625% 9/15/20		2,300	2,234
5.875% 6/10/21		1,825	1,827
6.875% 11/21/36		1,920	1,747
Vedanta Resources PLC 6% 1/31/19 (b)		4,685	4,000
			149,675
Paper & Forest Products - 0.1%
Boise Cascade Co. 6.375% 11/1/20		1,200	1,224
Mercer International, Inc.:
7% 12/1/19		2,755	2,783
7.75% 12/1/22		4,005	4,005
NewPage Corp.:
0% 5/1/12 (c)(d)		2,460	0
11.375% 12/31/14 (d)		3,832	0
Sino-Forest Corp. 6.25% 10/21/17 (b)(d)		4,925	0
			8,012
TOTAL MATERIALS			337,361
TELECOMMUNICATION SERVICES - 6.5%
Diversified Telecommunication Services - 2.6%
Altice Financing SA:
6.5% 1/15/22 (b)		9,695	9,792
6.625% 2/15/23 (b)		7,355	7,222
7.5% 5/15/26 (b)		7,120	6,978
Altice Finco SA:
8.125% 1/15/24 (b)		7,845	7,590
9.875% 12/15/20 (b)		4,825	5,148
Citizens Communications Co.:
7.875% 1/15/27		2,505	2,079
9% 8/15/31		3,545	3,117
FairPoint Communications, Inc. 8.75% 8/15/19 (b)		2,730	2,689
Frontier Communications Corp. 11% 9/15/25		7,455	7,716
GCI, Inc. 6.875% 4/15/25		3,760	3,805
GTH Finance BV:
6.25% 4/26/20 (b)		3,640	3,772
7.25% 4/26/23 (b)		4,780	4,971
Level 3 Communications, Inc. 5.75% 12/1/22		4,165	4,217
Level 3 Financing, Inc.:
5.125% 5/1/23		3,845	3,811
5.375% 5/1/25		3,845	3,816
Lynx I Corp. 5.375% 4/15/21 (b)		2,475	2,518
Lynx II Corp. 6.375% 4/15/23 (b)		1,555	1,555
Numericable Group SA:
6% 5/15/22 (b)		33,090	32,180
6.25% 5/15/24 (b)		33,197	31,745
7.375% 5/1/26 (b)		14,640	14,475
Qtel International Finance Ltd. 5% 10/19/25 (b)		1,925	2,152
Sable International Finance Ltd. 6.875% 8/1/22 (b)		12,960	13,016
Sprint Capital Corp.:
6.875% 11/15/28		4,132	3,244
8.75% 3/15/32		3,187	2,725
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (b)		1,880	1,889
U.S. West Communications:
6.875% 9/15/33		1,925	1,898
7.25% 9/15/25		420	448
7.25% 10/15/35		1,205	1,215
UPCB Finance IV Ltd. 5.375% 1/15/25 (b)		4,110	4,069
Virgin Media Finance PLC 4.875% 2/15/22		4,640	3,886
			193,738
Wireless Telecommunication Services - 3.9%
America Movil S.A.B. de CV 6.45% 12/5/22	MXN	70,700	3,705
Comcel Trust 6.875% 2/6/24 (b)		1,855	1,809
Digicel Group Ltd.:
6% 4/15/21 (b)		745	639
6.75% 3/1/23 (b)		1,680	1,428
7% 2/15/20 (b)		860	796
7.125% 4/1/22 (b)		27,170	20,208
8.25% 9/30/20 (b)		17,050	14,237
Intelsat Jackson Holdings SA:
5.5% 8/1/23		12,550	7,969
7.25% 10/15/20		19,630	13,986
7.5% 4/1/21		5,670	3,912
8% 2/15/24 (b)		9,210	9,072
Millicom International Cellular SA:
4.75% 5/22/20 (b)		4,125	4,146
6% 3/15/25 (b)		6,925	6,752
6.625% 10/15/21 (b)		6,720	6,899
MTS International Funding Ltd. 8.625% 6/22/20 (b)		2,520	2,955
Neptune Finco Corp.:
6.625% 10/15/25 (b)		7,210	7,571
10.125% 1/15/23 (b)		7,455	8,350
10.875% 10/15/25 (b)		17,675	20,205
Sprint Communications, Inc. 6% 11/15/22		9,930	7,814
Sprint Corp.:
7.125% 6/15/24		18,887	15,062
7.625% 2/15/25		10,515	8,320
7.875% 9/15/23		9,580	7,832
T-Mobile U.S.A., Inc.:
6% 3/1/23		6,860	7,100
6% 4/15/24		5,590	5,786
6.125% 1/15/22		6,915	7,252
6.25% 4/1/21		6,563	6,846
6.375% 3/1/25		19,464	20,340
6.5% 1/15/24		25,330	26,660
6.625% 4/1/23		17,880	18,942
6.633% 4/28/21		6,470	6,761
6.731% 4/28/22		4,205	4,422
6.836% 4/28/23		4,925	5,202
TBG Global Pte. Ltd. 4.625% 4/3/18 (Reg. S)		1,450	1,472
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (b)		6,365	7,037
			291,487
TOTAL TELECOMMUNICATION SERVICES			485,225
UTILITIES - 2.1%
Electric Utilities - 0.1%
Hrvatska Elektroprivreda 5.875% 10/23/22 (b)		665	699
Israel Electric Corp. Ltd. 7.75% 12/15/27 (Reg. S)		1,175	1,439
Lamar Funding Ltd. 3.958% 5/7/25 (b)		1,665	1,554
RJS Power Holdings LLC 4.625% 7/15/19 (b)		3,915	3,445
			7,137
Gas Utilities - 0.2%
Southern Natural Gas Co.:
7.35% 2/15/31		8,245	8,668
8% 3/1/32		6,000	6,653
			15,321
Independent Power and Renewable Electricity Producers - 1.8%
Dynegy, Inc.:
7.375% 11/1/22		11,735	11,324
7.625% 11/1/24		13,340	12,806
Energy Future Holdings Corp.:
10.875% 11/1/17 (d)		9,438	6,135
11.25% 11/1/17 pay-in-kind (c)(d)		7,535	4,898
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
11% 10/1/21 (d)		25,663	29,513
12.25% 3/1/22 (b)(d)		31,213	36,598
Listrindo Capital BV 6.95% 2/21/19 (Reg. S)		2,915	3,014
PPL Energy Supply LLC 6.5% 6/1/25		3,040	2,523
TerraForm Power Operating LLC:
5.875% 2/1/23 (b)		2,385	2,270
6.125% 6/15/25 (b)		1,190	1,125
TXU Corp.:
5.55% 11/15/14 (d)		1,623	812
6.5% 11/15/24 (d)		13,610	6,805
6.55% 11/15/34 (d)		26,380	13,190
			131,013
TOTAL UTILITIES			153,471

TOTAL NONCONVERTIBLE BONDS			3,341,838

TOTAL CORPORATE BONDS
(Cost $3,366,170)			3,342,204

U.S. Government and Government Agency Obligations - 13.7%
U.S. Government Agency Obligations - 0.5%
Federal Home Loan Bank 1% 6/21/17		7,560	7,589
Tennessee Valley Authority:
1.75% 10/15/18		$12,807	$13,073
4.25% 9/15/65		8,147	9,570
5.25% 9/15/39		968	1,327
5.375% 4/1/56		3,004	4,181

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			35,740

U.S. Treasury Obligations - 12.8%
U.S. Treasury Bonds:
2.5% 2/15/46		9,000	9,380
2.5% 5/15/46		5,000	5,216
2.875% 8/15/45		25,369	28,495
3% 11/15/45		1,000	1,151
3.625% 2/15/44 (g)		65,247	84,186
4.25% 5/15/39		16,500	23,072
5.25% 2/15/29		7,107	10,051
5.375% 2/15/31		27,653	41,022
6.125% 8/15/29 (h)		3,900	5,968
7.875% 2/15/21		5,350	7,018
U.S. Treasury Notes:
0.5% 7/31/17		2,462	2,461
0.625% 6/30/18		8,000	8,004
0.75% 4/15/18		1,155	1,158
0.875% 11/30/17		21,862	21,954
0.875% 1/31/18		9,114	9,157
0.875% 5/31/18		5,000	5,028
0.875% 6/15/19		77,571	77,956
0.875% 7/31/19		22,402	22,497
1% 5/31/18		17,119	17,253
1.125% 6/15/18		488	493
1.125% 1/15/19		11,773	11,907
1.125% 6/30/21		3,000	3,015
1.25% 3/31/21		114,466	115,800
1.375% 2/28/19		38,974	39,685
1.375% 4/30/20		53,872	54,897
1.375% 1/31/21		3,000	3,054
1.375% 6/30/23		21,324	21,437
1.5% 12/31/18		5,994	6,118
1.5% 1/31/19		8,161	8,332
1.5% 1/31/22		11,077	11,305
1.5% 2/28/23		57	58
1.625% 4/30/19		34,618	35,508
1.625% 6/30/19		37,248	38,245
1.625% 2/15/26		14,441	14,612
1.625% 5/15/26		7,000	7,090
1.75% 9/30/19		18,115	18,683
1.875% 10/31/17		5,677	5,775
2% 11/30/22		64,978	68,019
2% 8/15/25		9,684	10,129
2.125% 6/30/21		10,000	10,536
2.125% 5/15/25		700	740
2.25% 7/31/21		60,289	63,899
2.25% 11/15/25		6,000	6,405
2.375% 8/15/24		5,270	5,675
3.5% 2/15/18		15,195	15,910

TOTAL U.S. TREASURY OBLIGATIONS			958,354

Other Government Related - 0.4%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.7879% 12/7/20 (NCUA Guaranteed) (c)		1,436	1,432
Series 2011-R1 Class 1A, 0.8902% 1/8/20 (NCUA Guaranteed) (c)		3,171	3,176
Series 2011-R4 Class 1A, 0.8159% 3/6/20 (NCUA Guaranteed) (c)		872	873
National Credit Union Administration Guaranteed Notes Master Trust 3.45% 6/12/21 (NCUA Guaranteed)		23,400	25,778

TOTAL OTHER GOVERNMENT RELATED			31,259

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $976,352)			1,025,353

U.S. Government Agency - Mortgage Securities - 1.8%
Fannie Mae - 1.3%
2.115% 10/1/35 (c)		20	21
2.247% 11/1/35 (c)		325	337
2.29% 11/1/33 (c)		44	46
2.302% 6/1/36 (c)		36	38
2.315% 1/1/35 (c)		160	166
2.315% 9/1/36 (c)		66	69
2.367% 9/1/33 (c)		335	347
2.54% 6/1/42 (c)		244	254
2.55% 3/1/33 (c)		75	78
2.596% 11/1/36 (c)		27	29
2.598% 6/1/47 (c)		92	98
2.628% 7/1/35 (c)		120	126
2.667% 2/1/37 (c)		361	380
2.689% 2/1/42 (c)		1,531	1,599
2.69% 3/1/37 (c)		23	24
2.715% 2/1/36(c)		10	10
2.754% 1/1/42 (c)		1,241	1,295
2.856% 5/1/36 (c)		28	30
2.951% 11/1/40 (c)		130	136
2.97% 8/1/35 (c)		336	352
2.98% 9/1/41 (c)		155	162
2.991% 10/1/41 (c)		72	75
3% 7/1/31 (i)		4,700	4,927
3% 7/1/31 (i)		4,700	4,927
3.009% 4/1/36 (c)		193	205
3.219% 7/1/41 (c)		244	256
3.352% 10/1/41 (c)		124	131
3.5% 7/1/46 (i)		14,800	15,612
3.5% 7/1/46 (i)		13,500	14,240
3.557% 7/1/41 (c)		312	329
4% 5/1/29		19,362	20,800
4.5% 7/1/33 to 4/1/39		18,656	20,573
5% 2/1/22 to 7/1/35		3,496	3,907
5.5% 10/1/20 to 1/1/29		2,337	2,550
6% 10/1/16		1	1
6.5% 7/1/16 to 8/1/36		3,384	3,950

TOTAL FANNIE MAE			98,080

Freddie Mac - 0.2%
2.15% 1/1/36 (c)		72	75
2.2% 3/1/37 (c)		15	16
2.218% 2/1/37 (c)		46	48
2.285% 8/1/37 (c)		69	72
2.32% 3/1/35 (c)		62	64
2.35% 7/1/35 (c)		132	139
2.351% 10/1/42 (c)		1,197	1,267
2.38% 1/1/37 (c)		196	204
2.457% 6/1/33 (c)		188	197
2.54% 6/1/37 (c)		227	240
2.55% 6/1/37 (c)		26	27
2.582% 5/1/37 (c)		46	48
2.668% 4/1/37 (c)		44	46
2.686% 5/1/37 (c)		62	66
2.696% 10/1/35 (c)		111	116
2.71% 2/1/36 (c)		4	5
2.732% 10/1/36 (c)		259	271
2.752% 6/1/37 (c)		44	46
2.795% 7/1/36 (c)		65	69
2.798% 7/1/35 (c)		153	163
2.832% 5/1/37 (c)		668	704
2.845% 4/1/37 (c)		8	8
2.885% 5/1/37 (c)		294	309
2.977% 10/1/41 (c)		933	980
2.99% 9/1/35 (c)		53	56
3% 2/1/31		4,700	4,952
3.068% 9/1/41 (c)		1,498	1,571
3.205% 9/1/41 (c)		175	184
3.212% 4/1/41 (c)		185	193
3.29% 6/1/41 (c)		182	191
3.433% 5/1/41 (c)		142	149
3.569% 10/1/35 (c)		32	34
3.634% 6/1/41 (c)		282	297
3.704% 5/1/41 (c)		234	246
6% 1/1/24		842	929
6.5% 7/1/16 to 3/1/22		292	317

TOTAL FREDDIE MAC			14,299

Ginnie Mae - 0.3%
4.3% 8/20/61 (j)		2,486	2,581
4.649% 2/20/62 (j)		1,694	1,795
4.682% 2/20/62 (j)		2,305	2,436
4.684% 1/20/62 (j)		10,927	11,547
5.47% 8/20/59 (j)		506	516
5.5% 11/15/35		1,281	1,479
5.612% 4/20/58 (j)		36	36
6% 6/15/36		2,697	3,154

TOTAL GINNIE MAE			23,544

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $134,392)			135,923

Collateralized Mortgage Obligations - 3.9%
U.S. Government Agency - 3.9%
Fannie Mae:
floater Series 2010-15 Class FJ, 1.3833% 6/25/36 (c)		$3,194	$3,237
planned amortization class:
Series 2002-9 Class PC, 6% 3/25/17		2	2
Series 2003-70 Class BJ, 5% 7/25/33		341	381
Series 2005-19 Class PA, 5.5% 7/25/34		969	1,037
Series 2005-27 Class NE, 5.5% 5/25/34		709	724
Series 2005-64 Class PX, 5.5% 6/25/35		997	1,098
Series 2005-68 Class CZ, 5.5% 8/25/35		2,886	3,279
Series 2010-118 Class PB, 4.5% 10/25/40		3,010	3,322
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17		13	13
Series 2003-117 Class MD, 5% 12/25/23		657	715
Series 2004-91 Class Z, 5% 12/25/34		2,903	3,241
Series 2005-117 Class JN, 4.5% 1/25/36		735	795
Series 2005-14 Class ZB, 5% 3/25/35		1,073	1,198
Series 2006-72 Class CY, 6% 8/25/26		894	987
Series 2009-59 Class HB, 5% 8/25/39		1,517	1,693
Series 2010-97 Class CX, 4.5% 9/25/25		3,300	3,709
Series 2009-85 Class IB, 4.5% 8/25/24 (k)		171	11
Series 2009-93 Class IC, 4.5% 9/25/24 (k)		262	16
Series 2010-139 Class NI, 4.5% 2/25/40 (k)		1,940	243
Series 2010-39 Class FG, 1.3733% 3/25/36 (c)		2,000	2,040
Series 2010-97 Class CI, 4.5% 8/25/25 (k)		585	33
Series 2011-67 Class AI, 4% 7/25/26 (k)		544	56
Series 2012-27 Class EZ, 4.25% 3/25/42		3,304	3,625
Series 2016-26 Class CG, 3% 5/25/46		6,977	7,287
Freddie Mac:
floater:
Series 2630 Class FL, 0.9421% 6/15/18 (c)		5	5
Series 2711 Class FC, 1.3421% 2/15/33 (c)		1,120	1,135
floater planned amortization class Series 2770 Class FH, 0.8421% 3/15/34 (c)		1,273	1,275
planned amortization class:
Series 2101 Class PD, 6% 11/15/28		41	45
Series 2376 Class JE, 5.5% 11/15/16		5	5
Series 2381 Class OG, 5.5% 11/15/16		1	1
Series 2425 Class JH, 6% 3/15/17		11	11
Series 2996 Class MK, 5.5% 6/15/35		109	123
Series 3415 Class PC, 5% 12/15/37		472	518
Series 3763 Class QA, 4% 4/15/34		930	948
Series 3840 Class VA, 4.5% 9/15/27		1,552	1,653
planned amortization class sequential payer Series 2005-2963 Class VB, 5% 11/15/34		599	603
sequential payer:
Series 2004-2802 Class ZG, 5.5% 5/15/34		4,962	5,684
Series 2303 Class ZV, 6% 4/15/31		102	112
Series 2877 Class ZD, 5% 10/15/34		3,563	3,977
Series 3745 Class KV, 4.5% 12/15/26		2,778	3,068
Series 3806 Class L, 3.5% 2/15/26		2,700	2,985
Series 3843 Class PZ, 5% 4/15/41		963	1,208
Freddie Mac Multi-family Structured pass-thru certificates sequential payer:
Series 4335 Class AL, 4.25% 3/15/40		2,826	3,016
Series 4341 Class ML, 3.5% 11/15/31		3,889	4,139
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-59 Class FC, 0.9481% 7/20/37 (c)		654	657
Series 2008-2 Class FD, 0.9281% 1/20/38 (c)		163	164
Series 2008-73 Class FA, 1.3081% 8/20/38 (c)		1,076	1,094
Series 2008-83 Class FB, 1.3481% 9/20/38 (c)		1,006	1,024
Series 2009-108 Class CF, 1.0423% 11/16/39 (c)		748	754
Series 2009-116 Class KF, 0.9723% 12/16/39 (c)		584	587
Series 2010-H17 Class FA, 0.7797% 7/20/60 (c)(j)		3,840	3,793
Series 2010-H18 Class AF, 0.7358% 9/20/60 (c)(j)		4,694	4,632
Series 2010-H19 Class FG, 0.7358% 8/20/60 (c)(j)		5,300	5,232
Series 2010-H27 Series FA, 0.8158% 12/20/60 (c)(j)		1,734	1,716
Series 2011-H05 Class FA, 0.9358% 12/20/60 (c)(j)		2,983	2,968
Series 2011-H07 Class FA, 0.9358% 2/20/61 (c)(j)		5,973	5,944
Series 2011-H12 Class FA, 0.9258% 2/20/61 (c)(j)		7,106	7,068
Series 2011-H13 Class FA, 0.9358% 4/20/61 (c)(j)		2,662	2,649
Series 2011-H14:
Class FB, 0.9358% 5/20/61 (c)(j)		3,195	3,177
Class FC, 0.9358% 5/20/61 (c)(j)		2,851	2,836
Series 2011-H17 Class FA, 0.9658% 6/20/61 (c)(j)		3,730	3,715
Series 2011-H21 Class FA, 1.0358% 10/20/61 (c)(j)		3,953	3,946
Series 2012-H01 Class FA, 1.1358% 11/20/61 (c)(j)		3,412	3,419
Series 2012-H03 Class FA, 1.1358% 1/20/62 (c)(j)		2,195	2,199
Series 2012-H06 Class FA, 1.0658% 1/20/62 (c)(j)		3,393	3,391
Series 2012-H07 Class FA, 1.0658% 3/20/62 (c)(j)		2,039	2,038
Series 2013-H19:
Class FC, 1.0358% 8/20/63 (c)(j)		476	475
Class FD, 1.0358% 8/20/63 (c)(j)		1,337	1,334
Series 2015-H13 Class FL, 0.7158% 5/20/63 (c)(j)		12,492	12,446
Series 2015-H19 Class FA, 0.6358% 4/20/63 (c)(j)		11,743	11,686
floater sequential payer Series 2011-150 Class D, 3% 4/20/37		18	18
planned amortization class:
Series 2010-31 Class BP, 5% 3/20/40		3,810	4,483
Series 2010-59 Class PB, 4.5% 7/20/39		4,762	5,049
Series 2011-136 Class WI, 4.5% 5/20/40 (k)		1,352	118
sequential payer:
Series 2011-69 Class GX, 4.5% 5/16/40		4,540	5,125
Series 2013-H06 Class HA, 1.65% 1/20/63 (j)		1,896	1,904
Series 2014-H12 Class KA, 2.75% 5/20/64 (j)		2,437	2,529
Series 2010-H15 Class TP, 5.15% 8/20/60 (j)		8,548	9,061
Series 2010-H17 Class XP, 5.2994% 7/20/60 (c)(j)		11,142	11,755
Series 2010-H18 Class PL, 5.01% 9/20/60 (c)(j)		8,433	8,925
Series 2011-71 Class ZB, 5.5% 8/20/34		4,046	4,639
Series 2012-64 Class KB, 10.8402% 5/20/41 (c)		224	293
Series 2013-124:
Class ES, 8.0693% 4/20/39 (c)(l)		3,712	4,069
Class ST, 8.2026% 8/20/39 (c)(l)		7,046	7,872
Series 2015-H17 Class HA, 2.5% 5/20/65 (j)		8,554	8,735
Series 2015-H21:
Class HA, 2.5% 6/20/63 (j)		25,322	25,782
Class JA, 2.5% 6/20/65 (j)		2,402	2,447
Series 2015-H30 Class HA, 1.75% 9/20/62 (c)(j)		17,058	17,106
Series 2016-H13 Class FB, 1.19% 5/20/66 (c)(j)		8,542	8,532
Series 2090-118 Class XZ, 5% 12/20/39		4,624	5,681
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $290,305)			292,320

Commercial Mortgage Securities - 0.9%
Freddie Mac:
pass-thru certificates sequential payer Series K011 Class A2, 4.084% 11/25/20		2,120	2,349
sequential payer:
Series K006 Class A2, 4.251% 1/25/20		9,078	9,956
Series K027 Class A2, 2.637% 1/25/23		2,406	2,539
Series K029 Class A2, 3.32% 2/25/23 (c)		1,186	1,301
Series K034 Class A1, 2.669% 2/25/23		7,499	7,766
Series K037 Class A2, 3.49% 1/25/24		3,753	4,170
Series K039 Class A2, 3.303% 7/25/24		14,456	15,905
Series K042 Class A2, 2.67% 12/25/24		11,700	12,303
Series K501 Class A2, 1.655% 11/25/16		2,651	2,651
Freddie Mac Multi-family Structured pass-thru certificates Series K044 Class A2, 2.811% 1/25/25		10,800	11,466
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $67,728)			70,406

Foreign Government and Government Agency Obligations - 15.2%
Argentine Republic:
6.25% 4/22/19 (b)		9,115	9,502
6.875% 4/22/21 (b)		14,225	15,171
7% 4/17/17		34,270	35,154
7.5% 4/22/26 (b)		5,105	5,519
8.75% 5/7/24		1,845	2,114
Australian Commonwealth:
1.75% 11/21/20	AUD	37,500	28,166
3.75% 4/21/37 (Reg. S)	AUD	6,000	5,324
5.5% 1/21/18	AUD	14,800	11,697
Azerbaijan Republic 4.75% 3/18/24 (b)		1,435	1,451
Banco Central del Uruguay:
value recovery A rights 1/2/21 (m)(n)		500,000	0
value recovery B rights 1/2/21 (m)(n)		750,000	0
Belarus Republic 8.95% 1/26/18		10,650	11,044
Brazilian Federative Republic:
4.25% 1/7/25		3,840	3,773
5.625% 1/7/41		5,390	5,228
6% 4/7/26		1,745	1,893
7.125% 1/20/37		10,120	11,385
8.25% 1/20/34		13,565	16,481
Buenos Aires Province:
5.75% 6/15/19 (b)		1,815	1,838
9.375% 9/14/18 (b)		2,680	2,894
10.875% 1/26/21 (Reg. S)		13,965	15,746
Buoni del Tesoro Poliennali:
2.7% 3/1/47 (b)	EUR	4,600	5,458
4.5% 3/1/24	EUR	46,225	64,519
Canadian Government 1.5% 2/1/17	CAD	53,250	41,450
Central Bank of Nigeria warrants 11/15/20 (n)		5,500	423
City of Buenos Aires 8.95% 2/19/21 (b)		3,835	4,276
Colombian Republic:
4.375% 3/21/23	COP	20,876,000	6,096
5% 6/15/45		675	700
5.625% 2/26/44		1,300	1,440
7.375% 9/18/37		2,175	2,825
10.375% 1/28/33		5,555	8,333
Congo Republic 4% 6/30/29 (e)		10,187	7,336
Costa Rican Republic:
4.25% 1/26/23 (b)		770	733
5.625% 4/30/43 (b)		680	581
7% 4/4/44 (b)		4,045	4,025
Croatia Republic:
5.5% 4/4/23 (b)		1,015	1,075
6% 1/26/24 (b)		1,100	1,199
6.375% 3/24/21 (b)		2,220	2,422
6.625% 7/14/20 (b)		1,555	1,697
6.75% 11/5/19 (b)		1,015	1,105
Danish Kingdom 1.75% 11/15/25	DKK	53,900	9,218
Democratic Socialist Republic of Sri Lanka:
6.25% 10/4/20 (b)		1,960	1,999
6.25% 7/27/21 (b)		1,140	1,147
Dominican Republic:
1.5% 8/30/24 (c)		11,048	10,772
6.85% 1/27/45 (b)		3,865	4,000
6.875% 1/29/26 (b)		4,045	4,464
7.45% 4/30/44 (b)		5,160	5,676
7.5% 5/6/21 (b)		3,140	3,489
Dutch Government 0.5% 7/15/26(Reg. S) (b)	EUR	1,350	1,549
El Salvador Republic 7.625% 2/1/41 (b)		555	498
French Government:
OAT:
1.75% 5/25/23	EUR	2,550	3,197
3.25% 5/25/45	EUR	14,750	25,581
0.5% 5/25/26	EUR	4,550	5,161
Georgia Republic 6.875% 4/12/21 (b)		695	765
Guatemalan Republic 4.5% 5/3/26 (b)		1,300	1,323
Hong Kong Government SAR 1.32% 12/23/19	HKD	18,400	2,433
Hungarian Republic:
5.375% 3/25/24		1,918	2,142
5.75% 11/22/23		2,811	3,200
7.625% 3/29/41		2,043	2,962
Indonesian Republic:
3.375% 4/15/23 (b)		1,850	1,860
4.75% 1/8/26 (b)		1,855	2,020
5.25% 1/17/42 (b)		1,795	1,904
5.375% 10/17/23		1,650	1,857
5.95% 1/8/46 (b)		1,820	2,145
6.625% 2/17/37 (b)		3,260	4,017
6.75% 1/15/44 (b)		1,370	1,741
7.75% 1/17/38 (b)		6,720	9,119
8.375% 3/15/24	IDR	37,540,000	2,996
8.5% 10/12/35 (Reg. S)		5,535	7,898
Irish Republic:
1% 5/15/26(Reg. S)	EUR	17,225	19,924
2% 2/18/45 (Reg.S)	EUR	4,250	5,502
Islamic Republic of Pakistan:
7.25% 4/15/19 (b)		6,035	6,338
8.25% 4/15/24 (b)		1,375	1,446
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23		28,916	36,567
5.5% 12/4/23		7,426	9,352
Ivory Coast 5.75% 12/31/32		7,390	6,881
Japan Government:
0.1% 4/15/17	JPY	400,000	3,886
0.1% 8/15/17	JPY	345,000	3,356
0.1% 12/20/20	JPY	6,095,550	60,138
0.9% 6/20/22	JPY	4,399,800	45,767
1.9% 9/20/30	JPY	4,770,000	59,537
Jordanian Kingdom:
2.503% 10/30/20		22,090	23,395
3% 6/30/25		7,702	8,402
Kazakhstan Republic:
5.125% 7/21/25 (b)		1,515	1,659
6.5% 7/21/45 (b)		1,880	2,185
Kingdom of Norway 3.75% 5/25/21	NOK	32,000	4,393
Lebanese Republic:
4% 12/31/17		4,025	3,970
5.45% 11/28/19		1,280	1,260
New Zealand Government 6% 5/15/21	NZD	7,000	5,908
Ontario Province 2.4% 6/2/26	CAD	21,400	17,202
Panamanian Republic:
6.7% 1/26/36		875	1,162
8.875% 9/30/27		400	588
9.375% 4/1/29		700	1,068
Perusahaan Penerbit SBSN 4.55% 3/29/26 (b)		1,840	1,923
Peruvian Republic 4% 3/7/27 (e)		4,905	4,905
Philippine Republic:
7.75% 1/14/31		1,485	2,305
9.5% 2/2/30		1,795	3,070
Provincia de Cordoba:
7.125% 6/10/21 (b)		4,195	4,205
12.375% 8/17/17 (b)		2,822	3,041
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		4,172	4,203
Republic of Armenia:
6% 9/30/20 (b)		5,251	5,284
7.15% 3/26/25 (b)		3,150	3,197
Republic of Iraq 5.8% 1/15/28 (Reg. S)		11,025	8,393
Republic of Nigeria 5.125% 7/12/18 (b)		2,760	2,762
Republic of Serbia:
6.75% 11/1/24 (b)		6,131	6,299
7.25% 9/28/21 (b)		3,300	3,778
Republic of Singapore 3.25% 9/1/20	SGD	20,600	16,482
Russian Federation:
4.5% 4/4/22 (b)		800	855
4.875% 9/16/23 (b)		3,400	3,709
5% 4/29/20 (b)		1,625	1,753
5.625% 4/4/42 (b)		2,600	2,940
5.875% 9/16/43 (b)		5,200	6,076
12.75% 6/24/28 (Reg. S)		15,780	27,626
South African Republic 5.875% 5/30/22		575	640
Spanish Kingdom:
0.75% 7/30/21	EUR	30,200	34,330
2.75% 10/31/24 (Reg. S)	EUR	14,025	17,673
Sweden Kingdom 3.5% 6/1/22	SEK	109,950	15,892
Switzerland Confederation 4.25% 6/5/17	CHF	18,450	19,820
Turkish Republic:
5.125% 3/25/22		2,045	2,187
5.625% 3/30/21		2,940	3,205
6.25% 9/26/22		2,590	2,929
6.75% 4/3/18		1,635	1,758
6.75% 5/30/40		3,045	3,712
6.875% 3/17/36		2,975	3,627
7% 3/11/19		2,010	2,224
7% 6/5/20		1,510	1,713
7.25% 3/5/38		2,320	2,961
7.375% 2/5/25		2,365	2,918
7.5% 11/7/19		3,435	3,923
8% 2/14/34		1,905	2,565
9.4% 7/8/20	TRY	8,675	3,075
11.875% 1/15/30		3,235	5,645
Turkiye Ihracat Kredi Bankasi A/S 5.375% 2/8/21 (b)		1,635	1,709
Ukraine Government:
0% 5/31/40 (b)(c)		1,931	626
7.75% 9/1/19 (b)		1,112	1,096
7.75% 9/1/20 (b)		996	974
7.75% 9/1/21 (b)		952	926
7.75% 9/1/22 (b)		952	920
7.75% 9/1/23 (b)		952	916
7.75% 9/1/24 (b)		952	911
7.75% 9/1/25 (b)		952	907
7.75% 9/1/26 (b)		952	902
7.75% 9/1/27 (b)		952	900
United Kingdom, Great Britain and Northern Ireland 1% 9/7/17	GBP	23,000	30,902
United Kingdom, Great Britain and Northern Ireland Treasury Indexed-Linked GILT 2.5% 7/22/65 (Reg. S)	GBP	9,000	16,020
United Mexican States:
4% 10/2/23		2,782	2,995
4.6% 1/23/46		1,625	1,714
4.75% 3/8/44		1,270	1,368
5.55% 1/21/45		1,600	1,916
6.05% 1/11/40		1,019	1,281
6.5% 6/10/21	MXN	52,055	2,975
United Republic of Tanzania 6.8921% 3/9/20 (c)		498	509
Uruguay Republic 7.875% 1/15/33 pay-in-kind		2,645	3,601
Venezuelan Republic:
oil recovery rights 4/15/20 (n)		83,803	84
9.25% 9/15/27		6,650	3,209
11.95% 8/5/31 (Reg. S)		4,335	2,037
12.75% 8/23/22		2,425	1,225
Vietnamese Socialist Republic:
1.75% 3/13/28 (c)		465	403
4% 3/12/28 (e)		12,039	11,843
4.8% 11/19/24 (b)		525	540
6.75% 1/29/20 (b)		2,230	2,472
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,064,904)			1,134,576

Supranational Obligations - 0.1%
European Investment Bank 1.125% 9/15/36 (Reg. S) (Cost $6,538)	EUR	5,800	6,824
		Shares	Value (000s)

Common Stocks - 4.9%
CONSUMER DISCRETIONARY - 1.6%
Auto Components - 0.3%
Chassix Holdings, Inc.		257,525	8,442
Chassix Holdings, Inc. warrants (m)		14,128	120
Delphi Automotive PLC		87,900	5,503
Exide Technologies (m)		3,298	0
Exide Technologies (m)		10,993	0
Lear Corp.		60,400	6,146
Tenneco, Inc. (m)		104,400	4,866
			25,077
Automobiles - 0.0%
General Motors Co.		3,714	105
Diversified Consumer Services - 0.0%
Houghton Mifflin Harcourt Co. warrants 6/22/19 (m)(o)		27,059	101
Hotels, Restaurants & Leisure - 0.4%
Extended Stay America, Inc. unit		604,400	9,036
Red Rock Resorts, Inc.		968,178	19,152
			28,188
Household Durables - 0.4%
CalAtlantic Group, Inc.		142,640	5,236
Harman International Industries, Inc.		97,400	6,995
Lennar Corp. Class A		192,700	8,883
Newell Brands, Inc.		64,563	3,136
Taylor Morrison Home Corp. (m)		285,300	4,234
			28,484
Internet & Catalog Retail - 0.0%
Expedia, Inc.		30,500	3,242
Media - 0.4%
AMC Networks, Inc. Class A (m)		122,300	7,389
Naspers Ltd. Class N		65,500	10,002
Sinclair Broadcast Group, Inc. Class A		344,600	10,290
			27,681
Textiles, Apparel & Luxury Goods - 0.1%
Deckers Outdoor Corp. (m)		61,400	3,532
Michael Kors Holdings Ltd. (m)		64,400	3,187
			6,719

TOTAL CONSUMER DISCRETIONARY			119,597

CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
CVS Health Corp.		45,000	4,308
Ovation Acquisition I LLC (o)		1,267,569	13
			4,321
Food Products - 0.0%
Reddy Ice Holdings, Inc. (m)		188,460	76

TOTAL CONSUMER STAPLES			4,397

ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Hornbeck Offshore Services, Inc. (m)		96,300	803
Oil, Gas & Consumable Fuels - 0.0%
Crestwood Equity Partners LP		55,000	1,109
Pacific Exploration and Production Corp. warrants (m)		71,500	229
			1,338

TOTAL ENERGY			2,141

FINANCIALS - 0.3%
Capital Markets - 0.1%
Penson Worldwide, Inc. Class A (m)		3,519,861	0
The Blackstone Group LP		156,700	3,845
			3,845
Consumer Finance - 0.1%
OneMain Holdings, Inc. (m)		182,500	4,165
Diversified Financial Services - 0.1%
Broadcom Ltd.		51,300	7,972
Real Estate Investment Trusts - 0.0%
MGM Growth Properties LLC		116,000	3,095

TOTAL FINANCIALS			19,077

HEALTH CARE - 0.8%
Biotechnology - 0.3%
Biogen, Inc. (m)		33,600	8,125
Celgene Corp. (m)		86,200	8,502
Gilead Sciences, Inc.		110,200	9,193
			25,820
Health Care Providers & Services - 0.3%
AmSurg Corp. (m)		58,800	4,559
HCA Holdings, Inc. (m)		182,900	14,085
Rotech Healthcare, Inc. (m)		60,966	109
			18,753
Pharmaceuticals - 0.2%
Allergan PLC (m)		52,300	12,086

TOTAL HEALTH CARE			56,659

INDUSTRIALS - 0.5%
Airlines - 0.1%
Air Canada (m)		725,700	4,994
Delta Air Lines, Inc.		68,600	2,499
			7,493
Commercial Services & Supplies - 0.0%
WP Rocket Holdings, Inc. (m)(o)		8,614,133	517
Marine - 0.0%
U.S. Shipping Partners Corp. (m)		10,813	0
U.S. Shipping Partners Corp. warrants 12/31/29 (m)		101,237	0
			0
Road & Rail - 0.1%
Avis Budget Group, Inc. (m)		124,700	4,019
Trading Companies & Distributors - 0.3%
Air Lease Corp. Class A		109,700	2,938
HD Supply Holdings, Inc. (m)		250,000	8,705
Penhall Acquisition Co.:
Class A (m)		5,465	433
Class B (m)		1,821	144
United Rentals, Inc. (m)		171,500	11,508
			23,728
Transportation Infrastructure - 0.0%
DeepOcean Group Holding BV (b)(m)		361,938	2,386

TOTAL INDUSTRIALS			38,143

INFORMATION TECHNOLOGY - 1.4%
Electronic Equipment & Components - 0.1%
CDW Corp.		202,100	8,100
Internet Software & Services - 0.6%
Alibaba Group Holding Ltd. sponsored ADR (m)		237,100	18,857
Alphabet, Inc. Class A		16,900	11,890
Baidu.com, Inc. sponsored ADR (m)		24,100	3,980
Facebook, Inc. Class A (m)		69,700	7,965
			42,692
IT Services - 0.1%
MasterCard, Inc. Class A		57,200	5,037
PayPal Holdings, Inc. (m)		123,700	4,516
			9,553
Semiconductors & Semiconductor Equipment - 0.4%
Cypress Semiconductor Corp.		4,314	46
MagnaChip Semiconductor Corp. (m)(p)		44,695	253
NXP Semiconductors NV (m)		108,105	8,469
Qorvo, Inc. (m)		226,573	12,520
Skyworks Solutions, Inc.		172,300	10,903
			32,191
Software - 0.1%
Electronic Arts, Inc. (m)		60,900	4,614
Technology Hardware, Storage & Peripherals - 0.1%
Apple, Inc.		72,200	6,902

TOTAL INFORMATION TECHNOLOGY			104,052

MATERIALS - 0.1%
Chemicals - 0.0%
LyondellBasell Industries NV Class A		36,200	2,694
Metals & Mining - 0.1%
Aleris Corp. (m)(o)		34,504	373
Freeport-McMoRan, Inc.		305,300	3,401
Mirabela Nickel Ltd. (m)		2,233,475	138
			3,912

TOTAL MATERIALS			6,606

TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (m)		250,100	10,822
UTILITIES - 0.0%
Electric Utilities - 0.0%
Portland General Electric Co.		6,687	295
TOTAL COMMON STOCKS
(Cost $402,099)			361,789

Preferred Stocks - 0.1%
Convertible Preferred Stocks - 0.1%
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Reddy Ice Holdings, Inc. 7.00% pay-in-kind (m)		75,817	630
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Allergan PLC 5.50%		7,700	6,419

TOTAL CONVERTIBLE PREFERRED STOCKS			7,049

Nonconvertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Capital Markets - 0.0%
Goldman Sachs Group, Inc. Series K 6.375%		66,318	1,850
TOTAL PREFERRED STOCKS
(Cost $9,899)			8,899
		Principal Amount (000s)(a)	Value (000s)

Bank Loan Obligations - 1.1%
CONSUMER DISCRETIONARY - 0.2%
Auto Components - 0.0%
Chassix, Inc. term loan 12% 7/29/19		3,227	3,178
Diversified Consumer Services - 0.1%
KC Mergersub, Inc.:
Tranche 1LN, term loan 6% 8/13/22 (c)		4,283	4,233
Tranche L 2LN, term loan 10.25% 8/13/23 (c)		1,595	1,531
			5,764
Hotels, Restaurants & Leisure - 0.1%
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (c)		7,958	7,454
TGI Friday's, Inc. Tranche B 1LN, term loan 5.25% 7/15/20 (c)		342	340
			7,794

TOTAL CONSUMER DISCRETIONARY			16,736

CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.0%
Focus Brands, Inc. Tranche 2LN, term loan 10.25% 8/21/18 (c)		2,505	2,499
Personal Products - 0.1%
Revlon Consumer Products Corp. term loan 4% 8/19/19 (c)		6,101	6,105

TOTAL CONSUMER STAPLES			8,604

ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Seadrill Operating LP Tranche B, term loan 4% 2/21/21 (c)		7,438	3,303
Oil, Gas & Consumable Fuels - 0.1%
Alon U.S.A. Partners LP term loan 9.25% 11/26/18 (c)		2,673	2,646
TPF II Power, LLC Tranche B, term loan 5.5% 10/2/21 (c)		1,549	1,542
			4,188

TOTAL ENERGY			7,491

FINANCIALS - 0.1%
Consumer Finance - 0.1%
Sears Roebuck Acceptance Corp. Tranche B, term loan 8.5% 7/20/20 (c)		3,725	3,708
INFORMATION TECHNOLOGY - 0.2%
Software - 0.2%
BMC Software Finance, Inc. Tranche B, term loan 5% 9/10/20 (c)		5,254	4,648
Sophia L.P. Tranche B, term loan 4.75% 9/30/22 (c)		7,409	7,307
			11,955
MATERIALS - 0.0%
Metals & Mining - 0.0%
Essar Steel Algoma, Inc. Tranche B, term loan 0% 8/16/19 (d)		1,866	439
MRC Global, Inc. Tranche B, term loan 5% 11/9/19 (c)		1,660	1,594
			2,033
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Integra Telecom Holdings, Inc. Tranche B 1LN, term loan 5.25% 8/14/20 (c)		3,787	3,676
Wireless Telecommunication Services - 0.0%
Digicel International Finance Ltd.:
Tranche D 1LN, term loan 4.1875% 3/31/17 (c)		968	924
Tranche D 2LN, term loan 4.1309% 3/31/19 (c)		1,937	1,850
			2,774

TOTAL TELECOMMUNICATION SERVICES			6,450

UTILITIES - 0.3%
Independent Power and Renewable Electricity Producers - 0.3%
Energy Future Holdings Corp. Tranche 1LN, term loan 4.25% 12/19/16 (c)		22,794	22,737
TOTAL BANK LOAN OBLIGATIONS
(Cost $81,423)			79,714

Sovereign Loan Participations - 0.1%
Indonesian Republic loan participation:
Citibank 1.6875% 12/14/19 (c)		2,243	2,198
Goldman Sachs 1.6875% 12/14/19 (c)		2,372	2,325
Mizuho 1.6875% 12/14/19 (c)		1,375	1,348
TOTAL SOVEREIGN LOAN PARTICIPATIONS
(Cost $5,619)			5,871
		Shares	Value (000s)

Fixed-Income Funds - 6.0%
Fidelity Floating Rate Central Fund (q)
(Cost $457,433)		4,462,158	447,778
		Principal Amount (000s)(a)	Value (000s)

Preferred Securities - 3.3%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
NBCUniversal Enterprise, Inc. 5.25% (b)(f)		6,245	6,451
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Cosan Overseas Ltd. 8.25% (f)		6,885	6,594
FINANCIALS - 3.0%
Banks - 2.5%
Banco Do Brasil SA 9% (b)(c)(f)		5,205	4,051
Bank of America Corp.:
5.125% (c)(f)		9,825	9,279
5.2% (c)(f)		20,930	19,763
6.25% (c)(f)		6,570	6,804
Barclays Bank PLC 7.625% 11/21/22		7,970	8,645
Citigroup, Inc.:
5.8% (c)(f)		7,985	7,775
5.9% (c)(f)		11,900	11,986
5.95% (c)(f)		21,665	21,950
6.25% (c)(f)		5,610	5,828
6.3% (c)(f)		1,975	1,981
Intesa Sanpaolo SpA 8.375% (c)(f)	EUR	1,750	2,311
JPMorgan Chase & Co.:
5% (c)(f)		11,815	11,593
5.3% (c)(f)		5,770	5,799
6% (c)(f)		19,830	20,745
6.125% (c)(f)		5,415	5,667
6.75% (c)(f)		2,975	3,360
Wells Fargo & Co.:
5.875% (c)(f)		17,295	18,485
5.9% (c)(f)		22,080	22,772
			188,794
Capital Markets - 0.3%
Bank of Scotland 7.281% (c)(f)	GBP	2,200	3,262
Goldman Sachs Group, Inc.:
5.375% (c)(f)		8,290	8,261
5.7% (c)(f)		12,429	12,505
			24,028
Diversified Financial Services - 0.1%
Magnesita Finance Ltd.:
8.625% (b)(f)		2,515	1,944
8.625% (Reg. S) (f)		320	247
			2,191
Insurance - 0.1%
Credit Agricole Assurances SA 4.25% (Reg. S) (c)(f)	EUR	2,100	2,238
Elm BV (SWISS REIN CO) 2.6% (Reg. S) (c)(f)	EUR	3,225	3,343
Society of Lloyd's 7.421% (c)(f)	GBP	2,600	3,506
			9,087

TOTAL FINANCIALS			224,100

INDUSTRIALS - 0.1%
Construction & Engineering - 0.1%
Odebrecht Finance Ltd.:
7.5% (b)(f)		17,505	8,551
7.5% (Reg. S) (f)		250	122
			8,673
MATERIALS - 0.0%
Metals & Mining - 0.0%
CSN Islands XII Corp. 7% (Reg. S) (f)		6,925	2,781
TOTAL PREFERRED SECURITIES
(Cost $260,381)			248,599
		Shares	Value (000s)

Money Market Funds - 4.1%
Fidelity Cash Central Fund, 0.43% (r)		306,731,040	306,731
Fidelity Securities Lending Cash Central Fund, 0.46% (r)(s)		135,125	135
TOTAL MONEY MARKET FUNDS
(Cost $306,866)			306,866
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $7,430,109)			7,467,122
NET OTHER ASSETS (LIABILITIES) - 0.0%			(2,750)
NET ASSETS - 100%			$7,464,372

TBA Sale Commitments
	Principal Amount (000s)(a)	Value (000s)
Fannie Mae
3% 7/1/31	$(4,700)	$(4,927)
3% 7/1/31	(4,700)	(4,927)
TOTAL TBA SALE COMMITMENTS
(Proceeds $9,858)		$(9,854)

Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Treasury Contracts
116 CBOT 2-Year U.S. Treasury Note Contracts (United States)	Sept. 2016	25,442	$174
240 CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	Sept. 2016	44,730	3,040
TOTAL FUTURES CONTRACTS			$3,214

The face value of futures purchased as a percentage of Net Assets is 0.9%

Swaps

Clearinghouse/Counterparty(1)	Expiration Date	Notional Amount (000s)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/(Paid) (000s)(2)	Unrealized Appreciation/(Depreciation) (000s)
Interest Rate Swaps
LCH	Sep. 2046	$7,100	3-month LIBOR	2.75%	$(399)	$0	$(399)

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Currency Abbreviations

AUD – Australian dollar

CAD – Canadian dollar

CHF – Swiss franc

COP – Colombian peso

DKK – Danish krone

EUR – European Monetary Unit

GBP – British pound

HKD – Hong Kong dollar

IDR – Indonesian rupiah

JPY – Japanese yen

MXN – Mexican peso

NOK – Norwegian krone

NZD – New Zealand dollar

SEK – Swedish krona

SGD – Singapore dollar

TRY – Turkish Lira

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,617,105,000 or 21.7% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Non-income producing - Security is in default.

 (e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (f) Security is perpetual in nature with no stated maturity date.

 (g) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $1,338,000.

 (h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,258,000.

 (i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (j) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (k) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (l) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (m) Non-income producing

 (n) Quantity represents share amount.

 (o) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,004,000 or 0.0% of net assets.

 (p) Security or a portion of the security is on loan at period end.

 (q) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (r) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (s) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Aleris Corp.	6/1/10	$1,207
Houghton Mifflin Harcourt Co. warrants 6/22/19	6/22/12	$52
Ovation Acquisition I LLC	12/23/15	$13
WP Rocket Holdings, Inc.	6/24/11 - 2/2/15	$4,487

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$530
Fidelity Floating Rate Central Fund	11,473
Fidelity Securities Lending Cash Central Fund	3
Total	$12,006

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$437,280	$--	$1,001	$447,778	30.5%
Total	$437,280	$--	$1,001	$447,778

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$119,597	$81,780	$29,255	$8,562
Consumer Staples	5,027	4,308	--	719
Energy	2,141	1,912	--	229
Financials	20,927	20,927	--	--
Health Care	63,078	62,969	--	109
Industrials	38,143	34,663	--	3,480
Information Technology	104,052	104,052	--	--
Materials	6,606	6,095	--	511
Telecommunication Services	10,822	10,822	--	--
Utilities	295	295	--	--
Corporate Bonds	3,342,204	--	3,338,978	3,226
U.S. Government and Government Agency Obligations	1,025,353	--	1,025,353	--
U.S. Government Agency - Mortgage Securities	135,923	--	135,923	--
Collateralized Mortgage Obligations	292,320	--	292,320	--
Commercial Mortgage Securities	70,406	--	70,406	--
Foreign Government and Government Agency Obligations	1,134,576	--	1,129,587	4,989
Supranational Obligations	6,824	--	6,824	--
Bank Loan Obligations	79,714	--	73,762	5,952
Sovereign Loan Participations	5,871	--	--	5,871
Fixed-Income Funds	447,778	447,778	--	--
Preferred Securities	248,599	--	248,599	--
Money Market Funds	306,866	306,866	--	--
Total Investments in Securities:	$7,467,122	$1,082,467	$6,351,007	$33,648
Derivative Instruments:
Assets
Futures Contracts	$3,214	$3,214	$--	$--
Total Assets	$3,214	$3,214	$--	$--
Liabilities
Swaps	$(399)	$--	$(399)	$--
Total Liabilities	$(399)	$--	$(399)	$--
Total Derivative Instruments:	$2,815	$3,214	$(399)	$--
Other Financial Instruments:
TBA Sale Commitments	$(9,854)	$--	$(9,854)	$--
Total Other Financial Instruments:	$(9,854)	$--	$(9,854)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value (Amounts in thousands)
	Asset	Liability
Interest Rate Risk
Futures Contracts(a)	$3,214	$0
Swaps(b)	0	(399)
Total Value of Derivatives	$3,214	$(399)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

 (b) For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in net unrealized appreciation (depreciation).

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	65.3%
Luxembourg	3.1%
Netherlands	2.8%
United Kingdom	2.6%
Japan	2.4%
Ireland	2.1%
France	2.0%
Canada	1.9%
Argentina	1.9%
Italy	1.4%
Mexico	1.0%
Brazil	1.0%
Others (Individually Less Than 1%)	12.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		June 30, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $133) — See accompanying schedule: Unaffiliated issuers (cost $6,665,810)	$6,712,478
Fidelity Central Funds (cost $764,299)	754,644
Total Investments (cost $7,430,109)		$7,467,122
Cash		786
Receivable for investments sold		73,292
Receivable for TBA sale commitments		9,858
Receivable for fund shares sold		3,062
Dividends receivable		206
Interest receivable		75,374
Distributions receivable from Fidelity Central Funds		1,948
Other receivables		4
Total assets		7,631,652
Liabilities
Payable for investments purchased
Regular delivery	$103,800
Delayed delivery	39,584
TBA sale commitments, at value	9,854
Payable for fund shares redeemed	7,155
Distributions payable	2,267
Accrued management fee	3,470
Payable for daily variation margin for derivative instruments	136
Other affiliated payables	780
Other payables and accrued expenses	99
Collateral on securities loaned, at value	135
Total liabilities		167,280
Net Assets		$7,464,372
Net Assets consist of:
Paid in capital		$7,459,331
Undistributed net investment income		16,191
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(51,034)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		39,884
Net Assets, for 704,868 shares outstanding		$7,464,372
Net Asset Value, offering price and redemption price per share ($7,464,372 ÷ 704,868 shares)		$10.59

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended June 30, 2016 (Unaudited)
Investment Income
Dividends		$9,771
Interest		148,172
Income from Fidelity Central Funds		12,006
Total income		169,949
Expenses
Management fee	$20,388
Transfer agent fees	3,921
Accounting and security lending fees	731
Custodian fees and expenses	112
Independent trustees' fees and expenses	17
Registration fees	82
Audit	63
Legal	110
Miscellaneous	163
Total expenses before reductions	25,587
Expense reductions	(22)	25,565
Net investment income (loss)		144,384
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(12,561)
Fidelity Central Funds	(71)
Foreign currency transactions	23
Futures contracts	3,401
Swaps	(1,297)
Total net realized gain (loss)		(10,505)
Change in net unrealized appreciation (depreciation) on: Investment securities	301,949
Assets and liabilities in foreign currencies	295
Futures contracts	2,925
Swaps	(517)
Delayed delivery commitments	4
Total change in net unrealized appreciation (depreciation)		304,656
Net gain (loss)		294,151
Net increase (decrease) in net assets resulting from operations		$438,535

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2016 (Unaudited)	Year ended December 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$144,384	$312,931
Net realized gain (loss)	(10,505)	(97,606)
Change in net unrealized appreciation (depreciation)	304,656	(336,464)
Net increase (decrease) in net assets resulting from operations	438,535	(121,139)
Distributions to shareholders from net investment income	(129,423)	(242,359)
Distributions to shareholders from tax return of capital	–	(46,466)
Total distributions	(129,423)	(288,825)
Share transactions
Proceeds from sales of shares	449,148	1,055,333
Reinvestment of distributions	115,426	257,456
Cost of shares redeemed	(756,498)	(1,945,394)
Net increase (decrease) in net assets resulting from share transactions	(191,924)	(632,605)
Total increase (decrease) in net assets	117,188	(1,042,569)
Net Assets
Beginning of period	7,347,184	8,389,753
End of period	$7,464,372	$7,347,184
Other Information
Undistributed net investment income end of period	$16,191	$1,230
Shares
Sold	43,436	99,169
Issued in reinvestment of distributions	11,163	24,302
Redeemed	(73,832)	(184,103)
Net increase (decrease)	(19,233)	(60,632)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Strategic Income Fund

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.15	$10.69	$10.85	$11.37	$10.81	$11.09
Income from Investment Operations
Net investment income (loss)A	.204	.408	.407	.431	.464	.512
Net realized and unrealized gain (loss)	.419	(.572)	.003B	(.391)	.693	(.006)
Total from investment operations	.623	(.164)	.410	.040	1.157	.506
Distributions from net investment income	(.183)	(.316)	(.405)	(.416)	(.430)	(.538)
Distributions from net realized gain	–	–	(.165)	(.144)	(.167)	(.248)
Tax return of capital	–	(.060)	–	–	–	–
Total distributions	(.183)	(.376)	(.570)	(.560)	(.597)	(.786)
Net asset value, end of period	$10.59	$10.15	$10.69	$10.85	$11.37	$10.81
Total ReturnC,D	6.20%	(1.62)%	3.78%	.38%	10.90%	4.64%
Ratios to Average Net AssetsE,F
Expenses before reductions	.71%G	.71%	.69%	.69%	.70%	.70%
Expenses net of fee waivers, if any	.71%G	.71%	.69%	.69%	.70%	.70%
Expenses net of all reductions	.71%G	.71%	.69%	.69%	.70%	.70%
Net investment income (loss)	3.99%G	3.85%	3.68%	3.87%	4.15%	4.59%
Supplemental Data
Net assets, end of period (in millions)	$7,464	$7,347	$8,390	$8,411	$10,505	$8,806
Portfolio turnover rateH	78%G	88%	118%	135%	127%	229%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than.005%.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2016
(Amounts in thousands except percentages)

1. Organization.

Fidelity Strategic Income Fund (the Fund) is a fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, preferred securities, supranational obligations, U.S. government and government agency obligations and sovereign loan participations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2016 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, foreign currency transactions, defaulted bonds, market discounts, contingent interest, equity-debt classifications, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards, losses deferred due to wash sales, futures transactions and excise tax regulations and tax return of capital distributions.

For the period ended December 31, 2015, the Fund's distributions exceeded the aggregate amount of taxable income and net realized gains resulting in a return of capital for tax purposes. This was due to reductions in taxable income available for distribution after certain distributions had been made.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$353,136
Gross unrealized depreciation	(290,851)
Net unrealized appreciation (depreciation) on securities	$62,285
Tax cost	$7,404,837

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(18,203)

At the prior fiscal period end, the Fund was required to defer approximately $264 of losses on futures contracts. The Fund elected to defer to its next fiscal year approximately $2,602 of ordinary losses recognized during the period November 1, 2015 to December 31, 2015.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$3,401	$2,925
Swaps	(1,297)	(517)
Totals	$2,104	$2,408

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $1,873,012 and $2,095,002, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .56% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .11% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $3 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents and/or the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $80. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period, presented in the Statement of Operations as a component of interest income, amounted to $18. Net income from the Fidelity Securities Lending Cash Central Fund during the period, presented in the Statement of Operations as a component of income from Fidelity Central Funds, amounted to $3 (including an amount of less than five hundred dollars from securities loaned to FCM).

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $7 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $15.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

12. Litigation.

The Fund, and other entities managed by FMR or its affiliates, became aware in March 2015 that they were named as defendants in a lawsuit originally filed in the United States Bankruptcy Court for the Southern District of New York in 2009. The lawsuit was brought by creditors of Motors Liquidation Company (f/k/a General Motors), which went through Chapter 11 bankruptcy proceedings in 2009, and is captioned Official Committee of Unsecured Creditors of Motors Liquidation Company v. JPMorgan Chase Bank, N.A., et al., Adversary No. 09-00504 (REG). The plaintiffs are seeking an order that the Fund and other defendants return proceeds received in 2009 in full payment of the principal and interest on General Motors secured debt. The plaintiffs contend that the Fund and the other defendants were not secured creditors at the time of the 2009 payments and, thus, were not entitled to payment in full. In January 2015, the Court of Appeals ruled that JPMorgan, as administrative agent for all of the debtholders, released the security interest on certain collateral securing the debt prior to the 2009 payments. The parties to the dispute have commenced discovery on the value of remaining, unreleased collateral. At this time, Management cannot determine the amount of loss that may be realized, but expects the amount to be less than the $20,255 received in 2009. The Fund was not previously aware that it had been named as a defendant in this case because, in 2009, the Bankruptcy Court allowed the plaintiffs to refrain from serving any of the defendants other than JPMorgan with notice of the filing of the lawsuit. The Fund will explore all available options for minimizing any loss to the Fund. The Fund will also incur legal costs in defending the case.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period-B January 1, 2016 to June 30, 2016
Actual	.71%	$1,000.00	$1,062.00	$3.64
Hypothetical-C		$1,000.00	$1,021.33	$3.57

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .005%.

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

FSN-SANN-0816
1.705710.118

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity School Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity School Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity School Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 26, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	August 26, 2016